UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Asset Allocation Fund II

Semiannual Report for the Period Ended September 30, 2010

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	17

Notes to Financial Statements	21

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Asset Allocation Fund II

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	01/18/94		07/15/98		11/11/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.52	–4.32	1.15	–3.85	1.15	0.15	1.64
1-year	9.88	3.58	9.05	4.05	9.05	8.05	10.12
5-year	1.79	0.59	1.03	0.65	1.04	1.04	2.03
10-year	1.04	0.44	0.27	0.27	0.27	0.27	1.27

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.

2The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+1.52%

Class A shares (without sales charge)

–1.21%

Russell 1000 Index[1]

+6.05%

Barclays Capital Aggregate Bond Index[2]

Net asset value per share

as of 09/30/10 ($)

Class A	21.23
Class B	21.05
Class C	21.04
Class Z	21.18

Distributions declared per share

04/01/10 – 09/30/10 ($)

Class A	0.23
Class B	0.15
Class C	0.15
Class Z	0.25

1

Understanding Your Expenses – Columbia Asset Allocation Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,015.20	1,019.05	6.06	6.07	1.20
Class B	1,000.00	1,000.00	1,011.50	1,015.29	9.83	9.85	1.95
Class C	1,000.00	1,000.00	1,011.50	1,015.29	9.83	9.85	1.95
Class Z	1,000.00	1,000.00	1,016.40	1,020.31	4.80	4.81	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Common Stocks – 61.0%
	Shares	Value ($)
Consumer Discretionary – 6.3%
Automobiles – 0.5%
Ford Motor Co. (a)	37,500	459,000
Automobiles Total		459,000
Hotels, Restaurants & Leisure – 0.4%
McDonald's Corp.	5,700	424,707
Hotels, Restaurants & Leisure Total		424,707
Household Durables – 0.1%
Garmin Ltd.	4,700	142,645
Household Durables Total		142,645
Internet & Catalog Retail – 0.1%
priceline.com, Inc. (a)	200	69,668
Internet & Catalog Retail Total		69,668
Leisure Equipment & Products – 0.2%
Mattel, Inc.	6,400	150,144
Leisure Equipment & Products Total		150,144
Media – 1.8%
Comcast Corp., Class A	21,500	388,720
DIRECTV, Class A (a)	14,300	595,309
Time Warner Cable, Inc.	1,300	70,187
Time Warner, Inc.	19,700	603,805
Viacom, Inc., Class B	1,100	39,809
Media Total		1,697,830
Multiline Retail – 0.8%
Dollar Tree, Inc. (a)	2,700	131,652
Target Corp.	11,300	603,872
Multiline Retail Total		735,524
Specialty Retail – 2.2%
Advance Auto Parts, Inc.	7,100	416,628
Aeropostale, Inc. (a)	7,800	181,350
Autozone, Inc. (a)	900	206,019
Gap, Inc.	15,200	283,328
Limited Brands, Inc.	15,400	412,412
PetSmart, Inc.	2,000	70,000
Ross Stores, Inc.	3,400	185,708
TJX Companies, Inc.	8,000	357,040
Specialty Retail Total		2,112,485
Textiles, Apparel & Luxury Goods – 0.2%
Coach, Inc.	900	38,664
NIKE, Inc., Class B	1,500	120,210
V.F. Corp.	400	32,408
Textiles, Apparel & Luxury Goods Total		191,282
Consumer Discretionary Total		5,983,285
Consumer Staples – 6.8%
Beverages – 0.6%
Coca-Cola Co.	8,500	497,420
PepsiCo, Inc.	1,300	86,372
Beverages Total		583,792

	Shares	Value ($)
Food & Staples Retailing – 1.2%
CVS Caremark Corp.	600	18,882
Sysco Corp.	2,100	59,892
Wal-Mart Stores, Inc.	19,700	1,054,344
Food & Staples Retailing Total		1,133,118
Food Products – 0.5%
Archer-Daniels-Midland Co.	900	28,728
Hershey Co.	9,400	447,346
Food Products Total		476,074
Household Products – 1.8%
Colgate-Palmolive Co.	2,700	207,522
Kimberly-Clark Corp.	1,600	104,080
Procter & Gamble Co.	23,100	1,385,307
Household Products Total		1,696,909
Personal Products – 0.4%
Herbalife Ltd.	6,800	410,380
Personal Products Total		410,380
Tobacco – 2.3%
Altria Group, Inc.	30,000	720,600
Lorillard, Inc.	4,300	345,333
Philip Morris International, Inc.	18,600	1,041,972
Reynolds American, Inc.	600	35,634
Tobacco Total		2,143,539
Consumer Staples Total		6,443,812
Energy – 6.7%
Energy Equipment & Services – 0.8%
Nabors Industries Ltd. (a)	1,500	27,090
National Oilwell Varco, Inc.	12,100	538,087
Rowan Companies, Inc. (a)	5,800	176,088
Energy Equipment & Services Total		741,265
Oil, Gas & Consumable Fuels – 5.9%
Alpha Natural Resources, Inc. (a)	1,700	69,955
Apache Corp.	6,300	615,888
Chevron Corp.	16,600	1,345,430
ConocoPhillips	10,800	620,244
Devon Energy Corp.	7,400	479,076
Exxon Mobil Corp.	28,488	1,760,274
Hess Corp.	1,400	82,768
Marathon Oil Corp.	16,000	529,600
Peabody Energy Corp.	2,400	117,624
Valero Energy Corp.	2,800	49,028
Oil, Gas & Consumable Fuels Total		5,669,887
Energy Total		6,411,152

See Accompanying Notes to Financial Statements.

3

Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Financials – 9.5%
Capital Markets – 1.0%
Franklin Resources, Inc.	2,300	245,870
Goldman Sachs Group, Inc.	3,200	462,656
T. Rowe Price Group, Inc.	5,100	255,332
Capital Markets Total		963,858
Commercial Banks – 0.7%
Fifth Third Bancorp.	9,500	114,285
PNC Financial Services Group, Inc.	5,200	269,932
Wells Fargo & Co.	11,500	288,995
Commercial Banks Total		673,212
Consumer Finance – 0.9%
Capital One Financial Corp.	7,600	300,580
Discover Financial Services	21,100	351,948
SLM Corp. (a)	16,100	185,955
Consumer Finance Total		838,483
Diversified Financial Services – 2.7%
Bank of America Corp.	23,700	310,707
Citigroup, Inc. (a)	235,700	919,230
JPMorgan Chase & Co.	33,200	1,263,924
NYSE Euronext	900	25,713
Diversified Financial Services Total		2,519,574
Insurance – 2.7%
AFLAC, Inc.	9,800	506,758
AON Corp.	4,100	160,351
Berkshire Hathaway, Inc., Class B (a)	3,400	281,112
Brown & Brown, Inc.	21,700	438,123
Hartford Financial Services Group, Inc.	12,800	293,760
Protective Life Corp.	16,300	354,688
Prudential Financial, Inc.	1,600	86,688
Reinsurance Group of America, Inc.	9,300	449,097
Unum Group	1,900	42,085
Insurance Total		2,612,662
Real Estate Investment Trusts (REITs) – 1.5%
Annaly Capital Management, Inc.	26,800	471,680
Apartment Investment & Management Co., Class A	20,800	444,704
Hospitality Properties Trust	4,800	107,184
Simon Property Group, Inc.	3,900	361,686
Real Estate Investment Trusts (REITs) Total		1,385,254
Financials Total		8,993,043

	Shares	Value ($)
Health Care – 6.9%
Biotechnology – 0.4%
Amgen, Inc. (a)	7,100	391,281
Biotechnology Total		391,281
Health Care Equipment & Supplies – 0.3%
Alcon, Inc.	200	33,358
Medtronic, Inc.	5,900	198,122
Stryker Corp.	100	5,005
Zimmer Holdings, Inc. (a)	1,100	57,563
Health Care Equipment & Supplies Total		294,048
Health Care Providers & Services – 2.4%
Aetna, Inc.	7,400	233,914
AmerisourceBergen Corp.	11,900	364,854
Cardinal Health, Inc.	1,000	33,040
Humana, Inc. (a)	5,600	281,344
Laboratory Corp. of America Holdings (a)	1,700	133,331
McKesson Corp.	2,500	154,450
Medco Health Solutions, Inc. (a)	7,500	390,450
UnitedHealth Group, Inc.	19,400	681,134
Health Care Providers & Services Total		2,272,517
Pharmaceuticals – 3.8%
Abbott Laboratories	10,800	564,192
Eli Lilly & Co.	17,800	650,234
Forest Laboratories, Inc. (a)	3,300	102,069
Johnson & Johnson	21,500	1,332,140
Merck & Co., Inc.	9,400	346,014
Pfizer, Inc.	11,700	200,889
Valeant Pharmaceuticals International, Inc.	6,589	165,054
Warner Chilcott PLC, Class A	12,300	276,012
Pharmaceuticals Total		3,636,604
Health Care Total		6,594,450
Industrials – 6.7%
Aerospace & Defense – 1.4%
General Dynamics Corp.	1,000	62,810
Honeywell International, Inc.	2,700	118,638
Lockheed Martin Corp.	2,400	171,072
Raytheon Co.	9,600	438,816
United Technologies Corp.	7,500	534,225
Aerospace & Defense Total		1,325,561
Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B	12,000	800,280
Air Freight & Logistics Total		800,280

See Accompanying Notes to Financial Statements.

4

Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Commercial Services & Supplies – 0.6%
R.R. Donnelley & Sons Co.	25,400	430,784
Waste Management, Inc.	2,400	85,776
Commercial Services & Supplies Total		516,560
Electrical Equipment – 0.7%
Emerson Electric Co.	12,300	647,718
Electrical Equipment Total		647,718
Industrial Conglomerates – 1.9%
3M Co.	4,600	398,866
General Electric Co.	86,900	1,412,125
Industrial Conglomerates Total		1,810,991
Machinery – 0.6%
Caterpillar, Inc.	1,500	118,020
Dover Corp.	3,900	203,619
Eaton Corp.	800	65,992
Illinois Tool Works, Inc.	300	14,106
Parker Hannifin Corp.	2,800	196,168
Machinery Total		597,905
Professional Services – 0.5%
Dun & Bradstreet Corp.	6,200	459,668
Professional Services Total		459,668
Trading Companies & Distributors – 0.2%
W.W. Grainger, Inc.	1,500	178,665
Trading Companies & Distributors Total		178,665
Industrials Total		6,337,348
Information Technology – 11.5%
Communications Equipment – 0.7%
Cisco Systems, Inc. (a)	26,800	586,920
QUALCOMM, Inc.	1,600	72,192
Communications Equipment Total		659,112
Computers & Peripherals – 3.6%
Apple, Inc. (a)	6,700	1,901,125
Dell, Inc. (a)	10,500	136,080
Hewlett-Packard Co.	21,600	908,712
Lexmark International, Inc., Class A (a)	5,000	223,100
SanDisk Corp. (a)	5,400	197,910
Computers & Peripherals Total		3,366,927
Electronic Equipment, Instruments & Components – 0.2%
Dolby Laboratories, Inc., Class A (a)	3,800	215,878
Electronic Equipment, Instruments & Components Total		215,878

	Shares	Value ($)
Internet Software & Services – 0.8%
Google, Inc., Class A (a)	1,500	788,685
Internet Software & Services Total		788,685
IT Services – 1.9%
International Business Machines Corp.	10,500	1,408,470
Teradata Corp. (a)	7,400	285,344
Western Union Co.	4,400	77,748
IT Services Total		1,771,562
Semiconductors & Semiconductor Equipment – 1.7%
Intel Corp.	54,200	1,042,266
Texas Instruments, Inc.	22,300	605,222
Semiconductors & Semiconductor Equipment Total		1,647,488
Software – 2.6%
CA, Inc.	136	2,872
Intuit, Inc. (a)	8,300	363,623
Microsoft Corp.	60,200	1,474,298
Oracle Corp.	18,900	507,465
Symantec Corp. (a)	2,900	43,993
VMware, Inc., Class A (a)	900	76,446
Software Total		2,468,697
Information Technology Total		10,918,349
Materials – 2.4%
Chemicals – 1.7%
Ashland, Inc.	4,100	199,957
Eastman Chemical Co.	7,200	532,800
Lubrizol Corp.	5,200	551,044
PPG Industries, Inc.	4,000	291,200
Chemicals Total		1,575,001
Metals & Mining – 0.7%
Cliffs Natural Resources, Inc.	1,600	102,272
Freeport-McMoRan Copper & Gold, Inc.	4,600	392,794
Newmont Mining Corp.	2,600	163,306
Metals & Mining Total		658,372
Materials Total		2,233,373
Telecommunication Services – 2.1%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	31,100	889,460
Qwest Communications International, Inc.	57,600	361,152
Verizon Communications, Inc.	22,000	716,980
Diversified Telecommunication Services Total		1,967,592
Telecommunication Services Total		1,967,592

See Accompanying Notes to Financial Statements.

5

Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Utilities – 2.1%
Electric Utilities – 1.1%
DPL, Inc.	5,600	146,328
Edison International	2,500	85,975
Entergy Corp.	1,500	114,795
Exelon Corp.	13,600	579,088
FirstEnergy Corp.	4,200	161,868
Electric Utilities Total		1,088,054
Gas Utilities – 0.2%
Energen Corp.	3,400	155,448
Questar Corp.	4,400	77,132
Gas Utilities Total		232,580
Multi-Utilities – 0.8%
NSTAR	3,400	133,790
OGE Energy Corp.	1,600	63,792
Public Service Enterprise Group, Inc.	15,800	522,664
Multi-Utilities Total		720,246
Utilities Total		2,040,880
Total Common Stocks (cost of $46,922,021)		57,923,284
Corporate Fixed-Income Bonds & Notes – 11.0%
	Par ($)
Basic Materials – 0.3%
Iron/Steel – 0.1%
ArcelorMittal USA, Inc.
6.500% 04/15/14	100,000	110,828
Iron/Steel Total		110,828
Metals & Mining – 0.2%
Vale Overseas Ltd.
6.250% 01/23/17	125,000	143,083
Metals & Mining Total		143,083
Basic Materials Total		253,911
Communications – 1.9%
Media – 0.8%
Comcast Cable Holdings LLC
9.875% 06/15/22	51,000	71,855
DIRECTV Holdings LLC
3.550% 03/15/15	100,000	103,804
NBC Universal, Inc.
5.950% 04/01/41 (b)(c)	120,000	123,433
News America, Inc.
6.550% 03/15/33	125,000	139,518

	Par ($)	Value ($)
RR Donnelley & Sons Co.
6.125% 01/15/17	140,000	146,578
Time Warner, Inc.
6.200% 03/15/40	160,000	174,304
Media Total		759,492
Telecommunication Services – 1.1%
America Movil SAB de CV
5.625% 11/15/17	115,000	129,745
AT&T, Inc.
4.950% 01/15/13	150,000	162,996
5.350% 09/01/40 (b)	76,000	76,358
British Telecommunications PLC
5.150% 01/15/13	125,000	133,582
Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14	130,000	147,011
Telecom Italia Capital SA
4.950% 09/30/14	125,000	133,091
Telefonica Emisiones SAU
0.775% 02/04/13 (11/04/10) (d)(e)	200,000	195,780
Vodafone Group PLC
5.750% 03/15/16	100,000	114,489
Telecommunication Services Total		1,093,052
Communications Total		1,852,544
Consumer Cyclical – 0.2%
Retail – 0.2%
CVS Pass-Through Trust
7.507% 01/10/32 (b)	153,311	179,889
Retail Total		179,889
Consumer Cyclical Total		179,889
Consumer Non-Cyclical – 1.1%
Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc.
2.500% 03/26/13	125,000	128,247
Bottling Group LLC
6.950% 03/15/14	75,000	88,915
Miller Brewing Co.
5.500% 08/15/13 (b)	120,000	131,963
Beverages Total		349,125
Food – 0.4%
ConAgra Foods, Inc.
5.875% 04/15/14	115,000	131,297
Kraft Foods, Inc.
5.375% 02/10/20	125,000	139,631

See Accompanying Notes to Financial Statements.

6

Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Kroger Co.
5.400% 07/15/40	115,000	119,523
Food Total		390,451
Healthcare Services – 0.2%
Roche Holdings, Inc.
6.000% 03/01/19 (b)	150,000	181,720
Healthcare Services Total		181,720
Pharmaceuticals – 0.2%
Wyeth
5.500% 02/01/14	150,000	170,227
Pharmaceuticals Total		170,227
Consumer Non-Cyclical Total		1,091,523
Energy – 1.2%
Oil & Gas – 0.7%
Anadarko Petroleum Corp.
6.200% 03/15/40	130,000	126,735
Canadian Natural Resources Ltd.
5.700% 05/15/17	75,000	86,297
Nexen, Inc.
5.875% 03/10/35	150,000	153,072
Petroleos Mexicanos
5.500% 01/21/21 (b)	125,000	133,125
Talisman Energy, Inc.
6.250% 02/01/38	110,000	120,953
Oil & Gas Total		620,182
Oil & Gas Services – 0.2%
Weatherford International Ltd.
5.150% 03/15/13	100,000	107,071
6.750% 09/15/40	120,000	125,073
Oil & Gas Services Total		232,144
Pipelines – 0.3%
Enterprise Products Operating LLC
4.600% 08/01/12	70,000	73,720
TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (d)(e)	130,000	121,550
Williams Partners LP
7.250% 02/01/17	90,000	107,204
Pipelines Total		302,474
Energy Total		1,154,800
Financials – 4.0%
Banks – 2.4%
ANZ National International Ltd.
6.200% 07/19/13 (b)	100,000	111,138

	Par ($)	Value ($)
Barclays Bank PLC
6.750% 05/22/19	175,000	207,964
Bear Stearns Companies LLC
7.250% 02/01/18	225,000	274,080
Capital One Financial Corp.
5.500% 06/01/15	125,000	137,508
Citigroup, Inc.
6.125% 05/15/18	215,000	234,568
Commonwealth Bank of Australia
3.750% 10/15/14 (b)	190,000	203,056
Goldman Sachs Group, Inc.
5.350% 01/15/16	110,000	120,936
Keycorp
6.500% 05/14/13	130,000	142,472
Merrill Lynch & Co., Inc.
6.875% 04/25/18	275,000	308,466
Morgan Stanley
6.625% 04/01/18	125,000	138,582
Royal Bank of Scotland PLC
3.950% 09/21/15	150,000	151,568
Santander U.S. Debt SA Unipersonal
2.991% 10/07/13 (b)(c)	100,000	99,820
Wachovia Corp.
4.875% 02/15/14	150,000	160,284
Banks Total		2,290,442
Diversified Financial Services – 0.4%
ERAC USA Finance LLC
6.375% 10/15/17 (b)	115,000	133,693
General Electric Capital Corp.
5.000% 01/08/16	225,000	247,198
Lehman Brothers Holdings, Inc.
5.750% 07/18/11 (f)	150,000	33,188
Diversified Financial Services Total		414,079
Insurance – 0.9%
Chubb Corp.
5.750% 05/15/18	50,000	57,864
CNA Financial Corp.
7.350% 11/15/19	120,000	134,920
Lincoln National Corp.
8.750% 07/01/19	115,000	147,931
MetLife, Inc.
6.817% 08/15/18	100,000	120,646
Prudential Financial, Inc.
6.100% 06/15/17	100,000	112,035
Transatlantic Holdings, Inc.
8.000% 11/30/39	145,000	151,076
UnitedHealth Group, Inc.
5.250% 03/15/11	115,000	117,186
Insurance Total		841,658

See Accompanying Notes to Financial Statements.

7

Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Real Estate Investment Trusts (REITs) – 0.3%
Duke Realty LP
8.250% 08/15/19	75,000	88,821
ERP Operating LP
5.200% 04/01/13	16,000	17,306
Kimco Realty Corp.
4.300% 02/01/18	100,000	101,332
Simon Property Group LP
6.750% 02/01/40	80,000	94,338
Real Estate Investment Trusts (REITs) Total		301,797
Financials Total		3,847,976
Industrials – 0.7%
Aerospace & Defense – 0.2%
United Technologies Corp.
5.375% 12/15/17	120,000	140,960
Aerospace & Defense Total		140,960
Miscellaneous Manufacturing – 0.3%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	100,000	123,733
Tyco International Ltd./Tyco International Finance SA
7.000% 12/15/19	120,000	149,376
Miscellaneous Manufacturing Total		273,109
Transportation – 0.2%
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	75,000	86,535
Canadian Pacific Railway Co.
4.450% 03/15/23	120,000	122,450
Transportation Total		208,985
Industrials Total		623,054
Technology – 0.3%
Networking Products – 0.2%
Cisco Systems, Inc.
4.950% 02/15/19	125,000	143,002
Networking Products Total		143,002
Software – 0.1%
Oracle Corp.
6.500% 04/15/38	100,000	124,214
Software Total		124,214
Technology Total		267,216

	Par ($)	Value ($)
Utilities – 1.3%
Electric – 1.0%
Commonwealth Edison Co.
6.150% 09/15/17	100,000	118,463
Consolidated Edison Co. of New York
5.850% 03/15/36	115,000	131,005
Dominion Resources, Inc.
5.200% 08/15/19	115,000	131,503
Indiana Michigan Power Co.
5.650% 12/01/15	100,000	112,786
Nevada Power Co.
6.500% 08/01/18	85,000	102,850
Nisource Finance Corp.
6.400% 03/15/18	95,000	110,176
NY State Electric & Gas Corp.
5.750% 05/01/23	18,000	18,376
Pacific Gas & Electric Co.
5.800% 03/01/37	100,000	111,054
Progress Energy, Inc.
7.750% 03/01/31	100,000	132,010
Electric Total		968,223
Gas – 0.3%
Atmos Energy Corp.
6.350% 06/15/17	110,000	125,967
Sempra Energy
6.500% 06/01/16	105,000	125,628
Gas Total		251,595
Utilities Total		1,219,818
Total Corporate Fixed-Income Bonds & Notes (cost of $9,757,173)		10,490,731
Government & Agency Obligations – 8.2%
Foreign Government Obligations – 0.5%
Province of Ontario
5.450% 04/27/16	225,000	265,568
Province of Quebec
4.625% 05/14/18	190,000	216,428
Foreign Government Obligations Total		481,996
U.S. Government Agencies – 1.1%
Federal Home Loan Mortgage Corp.
3.125% 10/25/10 (g)	45,000	45,087
5.500% 08/23/17	460,000	555,758
Federal National Mortgage Association
2.500% 05/15/14	475,000	498,479
U.S. Government Agencies Total		1,099,324

See Accompanying Notes to Financial Statements.

8

Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
U.S. Government Obligations – 6.6%
U.S. Treasury Bonds
5.375% 02/15/31	2,251,000	2,898,163
U.S. Treasury Inflation Indexed Notes
3.000% 07/15/12	727,506	772,520
U.S. Treasury Notes
2.375% 10/31/14	660,000	696,610
2.375% 02/28/15	1,800,000	1,898,712
U.S. Government Obligations Total		6,266,005
Total Government & Agency Obligations (cost of $7,145,977)		7,847,325
Mortgage-Backed Securities – 11.0%
Federal Home Loan Mortgage Corp.
4.500% 12/01/39	556,156	579,017
4.500% 06/01/40	1,170,317	1,218,422
4.500% 07/01/40	198,790	206,961
5.000% 04/01/38	400,000	420,501
5.000% 05/01/39	209,104	219,801
5.000% 07/01/39	621,741	653,545
5.000% 09/01/40	1,099,890	1,156,153
5.500% 01/01/21	78,326	84,588
5.500% 07/01/21	53,485	57,586
5.500% 02/01/38	524,948	557,193
5.500% 12/01/38	400,000	424,570
6.000% 01/01/38	400,000	429,592
6.500% 07/01/29	110,060	122,204
6.500% 10/01/37	192,064	209,445
8.000% 09/01/25	23,042	26,484
TBA:
4.500% 10/13/40 (c)	100,000	103,984
5.000% 10/13/40 (c)	350,000	367,609
Federal National Mortgage Association
2.574% 08/01/36 (10/01/10) (d)(e)	21,627	22,082
4.000% 01/01/25	356,352	372,516
4.500% 05/01/40	183,391	191,187
5.000% 10/01/20	192,673	205,508
5.000% 05/01/40	246,670	259,828
5.500% 04/01/36	86,846	92,578
5.500% 11/01/36	126,330	134,667
5.500% 02/01/37	195,216	207,692
5.500% 03/01/37	206,750	220,394
5.500% 05/01/37	19,291	20,523
5.500% 06/01/37	184,919	196,737
5.500% 04/01/39	387,699	412,477
6.000% 04/01/36	107,865	116,503
6.000% 06/01/36	177,472	191,683
6.000% 11/01/36	11,096	11,984

	Par ($)	Value ($)
6.000% 12/01/37	299,236	321,981
6.500% 09/01/34	4,831	5,357
6.500% 01/01/37	1,600	1,767
7.500% 10/01/11	7,779	7,813
8.500% 08/01/11	1,642	1,663
10.000% 09/01/18	33,233	38,247
Government National Mortgage Association
4.500% 04/15/39	546,432	575,955
7.500% 12/15/23	15,108	17,173
Total Mortgage-Backed Securities (cost of $10,251,423)		10,463,970
Commercial Mortgage-Backed Securities – 6.1%
Bear Stearns Commercial Mortgage Securities
3.970% 11/11/35 (10/01/10) (d)(e)	207,039	209,623
5.280% 10/12/42 (10/01/10) (d)(e)	200,000	212,239
5.623% 03/11/39 (10/01/10) (d)(e)	400,000	436,268
5.882% 09/11/38 (10/01/10) (d)(e)	152,000	167,753
CS First Boston Mortgage Securities Corp.
5.065% 08/15/38 (10/01/10) (d)(e)	291,893	307,967
GE Capital Commercial Mortgage Corp.
4.819% 01/10/38	150,000	159,752
JPMorgan Chase Commercial Mortgage Securities Corp.
4.529% 01/12/37	750,000	764,603
4.659% 07/15/42	433,935	457,054
5.201% 08/12/37 (10/01/10) (d)(e)	195,727	206,889
5.440% 06/12/47	400,000	419,275
5.447% 05/15/45	180,000	191,062
5.447% 06/12/47	287,000	307,489
5.506% 12/12/44 (10/01/10) (d)(e)	311,068	334,340
LB-UBS Commercial Mortgage Trust
5.279% 11/15/38	157,959	160,617
5.403% 02/15/40	320,000	344,056
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.576% 12/15/30 (10/01/10) (d)(e)	1,472,284	28,122
Morgan Stanley Capital I
5.325% 12/15/43	380,000	416,736
Morgan Stanley Dean Witter Capital I
4.390% 09/15/37	139,355	141,089

See Accompanying Notes to Financial Statements.

9

Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Commercial Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust
5.090% 07/15/42 (10/01/10) (d)(e)	463,893	494,401
Total Commercial Mortgage-Backed Securities (cost of $5,450,796)		5,759,335
Collateralized Mortgage Obligations – 1.7%
Agency – 0.5%
Federal Home Loan Mortgage Corp.
5.500% 09/15/33	180,000	195,231
Federal National Mortgage Association
6.000% 04/25/17	134,511	146,497
7.000% 01/25/21	15,028	16,984
Vendee Mortgage Trust
I.O.:
0.301% 03/15/29 (10/01/10) (d)(e)	5,813,392	50,574
0.428% 03/15/28 (10/01/10) (d)(e)	3,932,450	45,596
Agency Total		454,882
Non-Agency – 1.2%
Countrywide Alternative Loan Trust
5.500% 10/25/35	721,817	622,444
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	553,431	519,237
Non-Agency Total		1,141,681
Total Collateralized Mortgage Obligations (cost of $1,629,242)		1,596,563
Asset-Backed Securities – 0.9%
Capital Auto Receivables Asset Trust
5.300% 05/15/14	400,000	413,606
Harley-Davidson Motorcycle Trust
5.350% 03/15/13	154,808	157,280
Santander Drive Auto Receivables Trust
0.950% 08/15/13	125,000	125,019
Volkswagen Auto Loan Enhanced Trust
5.470% 03/20/13	120,661	124,574
Total Asset-Backed Securities (cost of $820,687)		820,479

	Par ($)	Value ($)
Short-Term Obligation – 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due on 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 11/20/14, market value $664,844 (repurchase proceeds $648,004)	648,000	648,000
Total Short-Term Obligation (cost of $648,000)		648,000
Total Investments – 100.6% (cost of $82,625,319) (h)		95,549,687
Other Assets & Liabilities, Net – (0.6)%		(532,098)
Net Assets – 100.0%		95,017,589

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $1,374,195, which represents 1.4% of net assets.

(c)  Security purchased on a delayed delivery basis.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(e)  Parenthetical date represents the next interest rate reset date for the security.

(f)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of this security amounted to $33,188, which represents less than 0.1% of net assets.

(g)  A portion of this security with a market value of $35,068 is pledged as collateral for open futures contracts.

(h)  Cost for federal income tax purposes is $82,625,319.

Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Interest Income	Value, end of period
Merrill Lynch & Co., Inc., 6.050% 08/15/12	$213,601	$—	$—	$1,008	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

See Accompanying Notes to Financial Statements.

10

Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$57,923,284	$—	$—	$57,923,284
Total Corporate Fixed-Income Bonds & Notes	—	10,490,731	—	10,490,731
Government & Agency Obligations
Foreign Government Obligations	—	481,996	—	481,996
U.S. Government Agencies	—	1,099,324	—	1,099,324
U.S. Government Obligations	6,266,005	—	—	6,266,005
Total Government & Agency Obligations	6,266,005	1,581,320	—	7,847,325
Total Mortgage-Backed Securities	471,593	9,992,377	—	10,463,970
Total Commercial Mortgage-Backed Securities	—	5,759,335	—	5,759,335
Total Collateralized Mortgage Obligations	—	1,596,563	—	1,596,563
Total Asset-Backed Securities	—	820,479	—	820,479
Total Short-Term Obligation	—	648,000	—	648,000
Total Investments	64,660,882	30,888,805	—	95,549,687
Unrealized Depreciation on Futures Contracts	(28,465)	—	—	(28,465)
Total	$64,632,417	$30,888,805	$—	$95,521,222

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund held the following open short futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
5-Year U.S. Treasury Notes	23	$2,779,945	$2,751,480	December 2010	$(28,465)

At September 30, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	61.0
Corporate Fixed-Income Bonds & Notes	11.0
Mortgage-Backed Securities	11.0
Government & Agency Obligations	8.2
Commercial Mortgage-Backed Securities	6.1
Collateralized Mortgage Obligations	1.7
Asset-Backed Securities	0.9
99.9
Short-Term Obligation	0.7
Other Assets & Liabilities, Net	(0.6)
100.0

Acronym	Name
I.O.	Interest Only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

		($)
Assets	Investments, at identified cost	82,625,319
	Investments, at value	95,549,687
	Cash	46
	Receivable for:
	Investments sold	355,699
	Fund shares sold	10,587
	Dividends	72,428
	Interest	240,416
	Expense reimbursement due from investment advisor	11,660
	Prepaid expenses	1,185
	Total Assets	96,241,708
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	691,793
	Fund shares repurchased	340,829
	Futures variation margin	1,078
	Investment advisory fee	46,716
	Administration fee	4,763
	Transfer agent fee	5,671
	Pricing and bookkeeping fees	7,817
	Trustees' fees	63,143
	Legal fee	18,767
	Custody fee	5,318
	Distribution and service fees	16,796
	Other liabilities	21,428
	Total Liabilities	1,224,119
	Net Assets	95,017,589
Net Assets Consist of	Paid-in capital	96,943,103
	Undistributed net investment income	51,311
	Accumulated net realized loss	(14,872,728)
	Net unrealized appreciation (depreciation) on:
	Investments	12,924,368
	Futures contracts	(28,465)
	Net Assets	95,017,589

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Class A	Net assets	$69,108,282
	Shares outstanding	3,255,177
	Net asset value per share	$21.23	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($21.23/0.9425)	$22.53	(b)
Class B	Net assets	$1,436,299
	Shares outstanding	68,247
	Net asset value and offering price per share	$21.05	(a)
Class C	Net assets	$886,426
	Shares outstanding	42,138
	Net asset value and offering price per share	$21.04	(a)
Class Z	Net assets	$23,586,582
	Shares outstanding	1,113,490
	Net asset value, offering and redemption price per share	$21.18

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

13

Statement of Operations – Columbia Asset Allocation Fund II

For the Six Months Ended September 30, 2010 (Unaudited)

		($)
Investment Income	Dividends	817,119
	Interest	826,874
	Interest from affiliates	1,008
	Total Investment Income	1,645,001
Expenses	Investment advisory fee	288,021
	Administration fee	29,910
	Distribution and service fees—Class A	87,458
	Distribution fee:
	Class B	6,027
	Class C	3,230
	Service fee:
	Class B	2,009
	Class C	1,077
	Transfer agent fee	76,938
	Pricing and bookkeeping fees	36,584
	Trustees' fees	19,176
	Custody fee	12,377
	Chief compliance officer expenses	394
	Other expenses	96,374
	Total Expenses	659,575
	Fees waived or expenses reimbursed by investment advisor	(103,729)
	Expense reductions	(12)
	Net Expenses	555,834
	Net Investment Income	1,089,167
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Investments	3,087,027
	Futures contracts	(159,816)
	Net realized gain	2,927,211
	Net change in unrealized appreciation (depreciation) on:
	Investments	(2,597,509)
	Futures contracts	(39,270)
	Net change in unrealized appreciation (depreciation)	(2,636,779)
	Net Gain	290,432
	Net Increase Resulting from Operations	1,379,599

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – Columbia Asset Allocation Fund II

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations	Net investment income	1,089,167	2,009,113
	Net realized gain (loss) on investments and futures contracts	2,927,211	(446,388)
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,636,779)	25,738,908
	Net increase resulting from operations	1,379,599	27,301,633
Distributions to Shareholders	From net investment income:
	Class A	(749,160)	(1,488,754)
	Class B	(10,687)	(33,825)
	Class C	(6,284)	(10,178)
	Class Z	(283,718)	(528,747)
	Total distributions to shareholders	(1,049,849)	(2,061,504)
	Net Capital Stock Transactions	(4,629,618)	(4,905,562)
	Increase from regulatory settlements	—	1,914
	Total increase (decrease) in net assets	(4,299,868)	20,336,481
Net Assets	Beginning of period	99,317,457	78,980,976
	End of period	95,017,589	99,317,457
	Undistributed net investment income at end of period	51,311	11,993

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – Columbia Asset Allocation Fund II

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	61,504	1,302,383	85,822	1,664,491
Distributions reinvested	18,330	380,460	71,862	1,389,350
Redemptions	(243,338)	(5,087,305)	(410,564)	(7,883,419)
Net decrease	(163,504)	(3,404,462)	(252,880)	(4,829,578)
Class B
Subscriptions	898	18,542	8,222	146,335
Distributions reinvested	266	5,493	1,533	28,971
Redemptions	(26,929)	(562,724)	(68,470)	(1,290,760)
Net decrease	(25,765)	(538,689)	(58,715)	(1,115,454)
Class C
Subscriptions	3,097	63,547	8,666	169,390
Distributions reinvested	142	2,957	381	7,219
Redemptions	(827)	(16,952)	(1,922)	(38,180)
Net increase	2,412	49,552	7,125	138,429
Class Z
Subscriptions	10,395	219,200	29,914	584,656
Distributions reinvested	11,299	236,735	23,361	451,485
Redemptions	(57,874)	(1,191,954)	(6,797)	(135,100)
Net increase (decrease)	(36,180)	(736,019)	46,478	901,041

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$21.14		$15.94	$22.39	$24.00		$22.22		$20.84
Income from Investment Operations:
Net investment income (b)	0.21		0.41	0.45	0.48		0.43		0.32
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	0.11		5.21	(6.44)	(1.60)		1.78		1.37
Total from investment operations	0.32		5.62	(5.99)	(1.12)		2.21		1.69
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.42)	(0.46)	(0.49)		(0.43)		(0.31)
Increase from regulatory settlements	—		— (c)	—	—		—		—
Net Asset Value, End of Period	$21.23		$21.14	$15.94	$22.39		$24.00		$22.22
Total return (e)(f)	1.52	%(g)	35.54%	(27.03)%	(4.78)%		10.06%		8.17%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.20	%(i)	1.21%	1.29%	1.22%		1.22%		1.13%
Interest expense	—		—	—	—	%(d)	—	%(d)	—	%(d)
Net expenses (h)	1.20	%(i)	1.21%	1.29%	1.22%		1.22%		1.13%
Waiver/Reimbursement	0.22	%(i)	0.20%	0.09%	0.07%		0.07%		0.04%
Net investment income (h)	2.23	%(i)	2.14%	2.31%	1.99%		1.89%		1.49%
Portfolio turnover rate	36	%(g)	80%	67%	63%		55%		102%
Net assets, end of period (000s)	$69,108		$72,267	$58,511	$94,827		$115,393		$119,408

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Rounds to less than 0.01%.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$20.96		$15.81	$22.20	$23.81		$22.04		$20.67
Income from Investment Operations:
Net investment income (b)	0.15		0.27	0.29	0.30		0.26		0.14
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	0.09		5.16	(6.37)	(1.60)		1.77		1.38
Total from investment operations	0.24		5.43	(6.08)	(1.30)		2.03		1.52
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.28)	(0.31)	(0.31)		(0.26)		(0.15)
Increase from regulatory settlements	—		— (c)	—	—		—		—
Net Asset Value, End of Period	$21.05		$20.96	$15.81	$22.20		$23.81		$22.04
Total return (d)(e)	1.15	%(f)	34.52%	(27.55)%	(5.54)%		9.27%		7.38%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.95	%(h)	1.96%	2.04%	1.97%		1.97%		1.88%
Interest expense	—		—	—	—	%(i)	—	%(i)	—	%(i)
Net expenses (g)	1.95	%(h)	1.96%	2.04%	1.97%		1.97%		1.88%
Waiver/Reimbursement	0.22	%(h)	0.20%	0.09%	0.07%		0.07%		0.04%
Net investment income (g)	1.44	%(h)	1.42%	1.49%	1.25%		1.14%		0.68%
Portfolio turnover rate	36	%(f)	80%	67%	63%		55%		102%
Net assets, end of period (000s)	$1,436		$1,970	$2,414	$7,349		$15,225		$22,247

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$20.95		$15.79	$22.18	$23.79		$22.02		$20.65
Income from Investment Operations:
Net investment income (b)	0.15		0.26	0.30	0.32		0.26		0.15
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	0.09		5.18	(6.38)	(1.62)		1.77		1.37
Total from investment operations	0.24		5.44	(6.08)	(1.30)		2.03		1.52
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.28)	(0.31)	(0.31)		(0.26)		(0.15)
Increase from regulatory settlements	—		— (c)	—	—		—		—
Net Asset Value, End of Period	$21.04		$20.95	$15.79	$22.18		$23.79		$22.02
Total return (d)(e)	1.15	%(f)	34.63%	(27.58)%	(5.54)%		9.28%		7.39%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.95	%(h)	1.96%	2.04%	1.97%		1.97%		1.88%
Interest expense	—		—	—	—	%(i)	—	%(i)	—	%(i)
Net expenses (g)	1.95	%(h)	1.96%	2.04%	1.97%		1.97%		1.88%
Waiver/Reimbursement	0.22	%(h)	0.20%	0.09%	0.07%		0.07%		0.04%
Net investment income (g)	1.49	%(h)	1.38%	1.59%	1.32%		1.14%		0.73%
Portfolio turnover rate	36	%(f)	80%	67%	63%		55%		102%
Net assets, end of period (000s)	$886		$832	$515	$730		$2,105		$2,468

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$21.09		$15.90	$22.34	$23.95		$22.17		$20.81
Income from Investment Operations:
Net investment income (b)	0.26		0.46	0.50	0.54		0.49		0.37
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	0.08		5.20	(6.43)	(1.60)		1.78		1.36
Total from investment operations	0.34		5.66	(5.93)	(1.06)		2.27		1.73
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.47)	(0.51)	(0.55)		(0.49)		(0.37)
Increase from regulatory settlements	—		— (c)	—	—		—		—
Net Asset Value, End of Period	$21.18		$21.09	$15.90	$22.34		$23.95		$22.17
Total return (d)(e)	1.64	%(f)	35.90%	(26.86)%	(4.55)%		10.35%		8.35%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.95	%(h)	0.96%	1.04%	0.97%		0.97%		0.88%
Interest expense	—		—	—	—	%(i)	—	%(i)	—	%(i)
Net expenses (g)	0.95	%(h)	0.96%	1.04%	0.97%		0.97%		0.88%
Waiver/Reimbursement	0.22	%(h)	0.20%	0.09%	0.07%		0.07%		0.04%
Net investment income (g)	2.48	%(h)	2.39%	2.58%	2.24%		2.15%		1.72%
Portfolio turnover rate	36	%(f)	80%	67%	63%		55%		102%
Net assets, end of period (000s)	$23,587		$24,248	$17,541	$24,859		$24,680		$25,336

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia Asset Allocation Fund II

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund II (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. The Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge ("CDSC") of 1.00% based upon the holding period after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

21

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may invest in derivative instruments. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for

22

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

23

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

Distributions paid from:	March 31, 2010
Ordinary Income*	$2,061,504

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$14,266,363
Unrealized depreciation	(1,341,995)
Net unrealized appreciation	$12,924,368

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2012	$1,767,986
2017	4,810,145
2018	10,216,453
Total	$16,794,584

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial") acquired a portion of the asset management business of Columbia Management Group, LLC (the "Transaction"), including the business of managing the Fund. In connection with the closing of the Transaction (the "Closing"), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the "New Advisor"). The New Advisor receives a monthly investment advisory fee at the annual rate of 0.60% of the Fund's average daily net assets.

Prior to the Closing, Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provided investment advisory services to the Fund under the same fee structure.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives a monthly administration fee at the annual rate of 0.12% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. Prior to the Closing, Columbia provided administrative services to the Fund at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust

24

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Fund and subsequently changed its name to Columbia Management Investment Services Corp. (the "New Transfer Agent"). The New Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Fund. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six month period ended September 30, 2010, the Fund's annualized effective transfer agent fee rate for each class as a percentage of average daily net assets was as follows:

Class A, Class B, Class C and Class Z: 0.16%

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the "New Distributor").

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $2,131 and net CDSC fees paid by shareholders on certain redemptions of Class B, shares amounted to $1,251, respectively.

25

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the New Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The Plans require the payment of a combined distribution and shareholder servicing fee for Class A shares of the Fund. The Plans also require the payment of a monthly shareholder servicing fee and distribution fee for the Class B and Class C shares of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the New Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund's shares. There were no changes to the underwriting discount structure of the Fund or the service or distribution fee rates paid by the Fund as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective May 1, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.95% of the Fund's average daily net assets on an annualized basis. This arrangement may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund's expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Fund are employees of the New Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, the Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund). Prior to the Closing, if no funds were selected, income earned on the plan participant's deferral account was based on the rate of return of BofA Treasury Reserves (formerly known as Columbia Treasury Reserves). Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees" on the Statement of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses by $12 for the Fund.

26

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

Note 6. Objectives and Strategies for Investing in Derivative Instruments

The Fund uses derivatives instruments including futures contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The following provides more detailed information about the derivative type held by the Fund:

Futures contracts—The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include, among these: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund's investment advisor.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the six month period ended September 30, 2010, the Fund entered into 86 futures contracts.

The following table is a summary of the value of the Fund's derivative instruments as of September 30, 2010:

	Fair Value of Derivative Instruments Statement of Assets and Liabilities
Assets	Fair Value	Liabilities	Fair Value*
		Futures Variation Margin	$1,078

*  Includes only the current day's variation margin.

27

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

The effect of derivative instruments on the Fund's Statement of Operations for the six months ended September 30, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate Risk	$(159,816)	$(39,270)

Note 7. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $34,258,266 and $38,675,725, respectively, of which $5,724,427 and $6,022,129, respectively, were U.S. Government securities.

Note 8. Regulatory Settlements

During the year ended March 31, 2010, the Fund received payments totaling $1,914 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the Fund did not borrow under these arrangements.

Note 10. Shareholder Concentration

As of September 30, 2010, two shareholder accounts owned 84.2% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the

28

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

29

Columbia Asset Allocation Fund II, September 30, 2010 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 12. Subsequent Events

The Board of Trustees has approved a proposal to merge the Fund into Columbia LifeGoal Balanced Growth Portfolio. Shareholders of the Fund will vote on the proposed merger at a Special Meeting of Shareholders scheduled to be held during the first half of 2011.

Effective October 22, 2010, the Fund transitioned to a fund-of-fund structure, which means the Fund will seek to achieve its objective by investing primarily in shares of mutual funds managed by the New Advisor or its affiliates (Columbia Funds). The Fund may also invest in exchange-traded funds and third party-advised funds, equity and fixed income securities, including Treasury inflation protected securities, and other instruments such as derivatives.

Effective October 22, 2010, the New Advisor has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.60% on other assets.

In addition, effective October 22, 2010, the New Advisor has contractually agreed to reimburse a portion of the Fund's expenses, through January 31, 2012, so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.26% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class Z shares, respectively.

Effective October 14, 2010, the line of credit disclosed in Note 9 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

30

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Asset Allocation Fund II.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

33

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Asset Allocation Fund II
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1115 A (11/10)

Corporate Bond Funds

Semiannual Report for the Period Ended September 30, 2010

>  Columbia Total Return Bond Fund

>  Columbia Short Term Bond Fund

>  Columbia High Income Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Total Return Bond Fund	1

Columbia Short Term Bond Fund	3

Columbia High Income Fund	5

Investment Portfolios	7

Statements of Assets and Liabilities	45

Statements of Operations	47

Statements of Changes in Net Assets	49

Financial Highlights	52

Notes to Financial Statements	68

Board Consideration and Approval of Amendment to Investment Management Services Agreement—Columbia Short Term Bond Fund	84

Summary of Management Fee Evaluation by Independent Fee Consultant	86

Important Information About This Report	89

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Total Return Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	11/19/92		06/07/93		11/16/92		10/30/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	4.86	1.46	4.47	1.47	4.47	3.47	4.99
1-year	9.56	6.04	8.63	5.63	8.74	7.74	9.83
5-year	5.41	4.72	4.61	4.61	4.63	4.63	5.68
10-year	5.56	5.21	4.77	4.77	4.77	4.77	5.83

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns shown would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results shown would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+4.86%

Class A shares (without sales charge)

+6.05%

Barclays Capital Aggregate Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	10.11
Class B	10.11
Class C	10.11
Class Z	10.12

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.20
Class B	0.17
Class C	0.17
Class Z	0.22

1

Understanding Your Expenses – Columbia Total Return Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,048.60	1,020.41	4.78	4.71	0.93
Class B	1,000.00	1,000.00	1,044.70	1,016.65	8.61	8.49	1.68
Class C	1,000.00	1,000.00	1,044.70	1,016.65	8.61	8.49	1.68
Class Z	1,000.00	1,000.00	1,049.90	1,021.66	3.49	3.45	0.68

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Performance Information – Columbia Short Term Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C
Inception	10/02/92		06/07/93		10/02/92
Sales charge	without	with	without	with	without	with
6-month (cumulative)	2.09	1.07	1.71	–1.29	1.93	0.93
1-year	4.51	3.46	3.63	0.63	4.18	3.18
5-year	4.39	4.18	3.61	3.61	4.07	4.07
10-year/Life	4.17	4.06	3.39	3.39	3.61	3.61

Average annual total return as of 09/30/10 (%)

Share class	I	R	W	Y	Z
Inception	09/27/10	09/27/10	09/27/10	07/15/09	09/30/92
Sales charge	without	without	without	without	without
6-month (cumulative)	n/a	n/a	n/a	2.23	2.22
1-year	n/a	n/a	n/a	4.78	4.77
5-year	n/a	n/a	n/a	4.65	4.65
10-year/Life	0.02	0.02	0.02	4.41	4.41

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Y and Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and W shares are sold at net asset value with a distribution and service (Rule 12b-1) fee. Class I, R, W, Y and Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+2.09%

Class A shares (without sales charge)

+1.96%

Barclays Capital 1-3 Year Government/Credit Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	10.02
Class B	10.01
Class C	10.01
Class I	10.00
Class R	10.02
Class W	10.02
Class Y	10.00
Class Z	10.00

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.14
Class B	0.10
Class C	0.12
Class I	0.00	*
Class R	0.00	*
Class W	0.00	*
Class Y	0.15
Class Z	0.15

*Rounds to less than $0.01.

3

Understanding Your Expenses – Columbia Short Term Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.90		1,021.41	3.70		3.70	0.73
Class B	1,000.00	1,000.00	1,017.10		1,017.65	7.48		7.49	1.48
Class C	1,000.00	1,000.00	1,019.30		1,019.85	5.26		5.27	1.04
Class I	1,000.00	1,000.00	1,000.20	*	1,022.81	0.04	*	2.28	0.45
Class R	1,000.00	1,000.00	1,000.20	*	1,020.16	0.08	*	4.96	0.98
Class W	1,000.00	1,000.00	1,000.20	*	1,021.41	0.06	*	3.70	0.73
Class Y	1,000.00	1,000.00	1,022.30		1,022.71	2.38		2.38	0.47
Class Z	1,000.00	1,000.00	1,022.20		1,022.66	2.43		2.43	0.48

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*For the period September 27, 2010 through September 30, 2010. Class I, Class R and Class W commenced operations on September 27, 2010.

4

Performance Information – Columbia High Income Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	02/14/00		02/17/00		03/08/00		02/14/00
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.07	0.07	4.82	–0.18	4.85	3.85	5.28
1-year	13.73	8.37	12.91	7.91	12.99	11.99	14.00
5-year	6.04	5.00	5.23	4.95	5.26	5.26	6.30
10-year	7.55	7.04	6.77	6.77	6.76	6.76	7.83

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high yield bonds.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.07%

Class A shares (without sales charge)

+6.18%

Credit Suisse High Yield Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	7.92
Class B	7.90
Class C	7.86
Class Z	8.01

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.28
Class B	0.25
Class C	0.25
Class Z	0.29

5

Understanding Your Expenses – Columbia High Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.70	1,019.05	6.17	6.07	1.20
Class B	1,000.00	1,000.00	1,048.20	1,015.29	10.01	9.85	1.95
Class C	1,000.00	1,000.00	1,048.50	1,015.29	10.01	9.85	1.95
Class Z	1,000.00	1,000.00	1,052.80	1,020.31	4.89	4.81	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

6

Investment Portfolio – Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 42.6%
	Par ($)	Value ($)
Basic Materials – 1.4%
Chemicals – 0.6%
Celanese U.S. Holdings LLC
6.625% 10/15/18 (a)	21,000	21,473
CF Industries, Inc.
6.875% 05/01/18	395,000	425,119
Dow Chemical Co.
5.900% 02/15/15	1,455,000	1,622,443
8.550% 05/15/19	385,000	486,136
9.400% 05/15/39	125,000	176,935
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.875% 02/01/18	585,000	573,300
INEOS Finance PLC
9.000% 05/15/15 (a)	165,000	172,219
INVISTA
9.250% 05/01/12 (a)	282,000	285,525
Koppers, Inc.
7.875% 12/01/19	105,000	109,462
Lubrizol Corp.
8.875% 02/01/19	775,000	1,006,862
Lyondell Chemical Co.
8.000% 11/01/17 (a)	424,000	463,220
11.000% 05/01/18	73,000	80,756
MacDermid, Inc.
9.500% 04/15/17 (a)	235,000	245,575
NOVA Chemicals Corp.
8.375% 11/01/16	90,000	94,725
8.625% 11/01/19	135,000	143,269
Solutia, Inc.
8.750% 11/01/17	295,000	322,287
Chemicals Total		6,229,306
Forest Products & Paper – 0.2%
Cascades, Inc.
7.750% 12/15/17	325,000	338,813
Domtar Corp.
10.750% 06/01/17	400,000	498,000
Georgia-Pacific LLC
8.000% 01/15/24	800,000	898,000
PE Paper Escrow GmbH
12.000% 08/01/14 (a)	310,000	358,050
Forest Products & Paper Total		2,092,863
Iron/Steel – 0.5%
ArcelorMittal
7.000% 10/15/39	2,897,000	2,959,494
Nucor Corp.
5.000% 06/01/13	150,000	163,914
5.850% 06/01/18	2,085,000	2,456,215

	Par ($)	Value ($)
Russel Metals, Inc.
6.375% 03/01/14	295,000	291,313
United States Steel Corp.
7.000% 02/01/18	255,000	260,100
Iron/Steel Total		6,131,036
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	300,000	334,875
Novelis, Inc.
7.250% 02/15/15	50,000	50,875
Teck Resources Ltd.
10.750% 05/15/19	414,000	521,350
Vedanta Resources PLC
9.500% 07/18/18 (a)	265,000	286,200
Metals & Mining Total		1,193,300
Basic Materials Total		15,646,505
Communications – 4.3%
Advertising – 0.1%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	85,000	90,313
10.000% 07/15/17	360,000	420,300
inVentiv Health, Inc.
10.000% 08/15/18 (a)	250,000	248,437
Visant Corp.
7.000% 09/22/16 (10/22/10) (b)(c)	145,000	145,797
10.000% 10/01/17 (a)	120,000	125,400
Advertising Total		1,030,247
Media – 2.2%
Belo Corp.
8.000% 11/15/16	165,000	176,344
CCO Holdings LLC/CCO Holdings Capital Corp.
7.250% 10/30/17 (a)	518,000	525,123
CMP Susquehanna Corp.
3.398% 05/15/14 (11/10/10) (b)(c)(d)	27,000	15,930
Comcast Cable Holdings LLC
9.875% 06/15/22	2,089,000	2,943,228
Comcast Corp.
6.950% 08/15/37	1,294,000	1,517,331
CSC Holdings LLC
8.500% 06/15/15	190,000	207,575
DirecTV Holdings LLC
3.125% 02/15/16	4,885,000	4,932,556
6.375% 06/15/15	440,000	455,400
DISH DBS Corp.
7.875% 09/01/19	725,000	780,281

See Accompanying Notes to Financial Statements.

7

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Entravision Communications Corp.
8.750% 08/01/17 (a)	375,000	382,500
Gannett Co., Inc.
6.375% 09/01/15 (a)	120,000	118,650
Gray Television, Inc.
10.500% 06/29/15	297,000	296,629
Insight Communications Co., Inc.
9.375% 07/15/18 (a)	145,000	154,063
Liberty Media LLC
8.250% 02/01/30	355,000	342,575
NBC Universal, Inc.
5.950% 04/01/41 (a)(e)	2,810,000	2,890,397
News America, Inc.
6.400% 12/15/35	2,105,000	2,334,384
6.550% 03/15/33	655,000	731,074
Salem Communications Corp.
9.625% 12/15/16	50,000	53,125
Sinclair Television Group, Inc.
8.375% 10/15/18 (a)	100,000	100,750
9.250% 11/01/17 (a)	172,000	184,470
Sirius XM Radio, Inc.
8.750% 04/01/15 (a)	240,000	255,000
9.750% 09/01/15 (a)	405,000	446,006
Time Warner Cable, Inc.
5.850% 05/01/17	950,000	1,083,203
7.300% 07/01/38	3,375,000	4,145,654
Umbrella Acquisition, Inc.
PIK, 9.750% 03/15/15 (03/15/12) (a)(b)(c)	52,625	50,160
Media Total		25,122,408
Telecommunication Services – 2.0%
AT&T, Inc.
6.550% 02/15/39	2,295,000	2,669,025
BellSouth Corp.
5.200% 09/15/14	305,000	342,986
British Telecommunications PLC
5.150% 01/15/13	750,000	801,494
5.950% 01/15/18	520,000	579,726
Cincinnati Bell, Inc.
8.250% 10/15/17	350,000	353,500
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000% 12/01/15 (a)	275,000	296,313
Cricket Communications, Inc.
7.750% 05/15/16	595,000	631,444
Crown Castle International Corp.
9.000% 01/15/15	455,000	501,637
Digicel Group Ltd.
8.250% 09/01/17 (a)	630,000	661,500
Frontier Communications Corp.
7.875% 01/15/27	1,005,000	1,015,050

	Par ($)	Value ($)
Intelsat Corp.
9.250% 06/15/16	655,000	698,394
Intelsat Jackson Holdings SA
7.250% 10/15/20 (a)	75,000	75,375
ITC Deltacom, Inc.
10.500% 04/01/16	550,000	558,937
Level 3 Financing, Inc.
8.750% 02/15/17	360,000	320,400
9.250% 11/01/14	295,000	277,300
MetroPCS Wireless, Inc.
7.875% 09/01/18	330,000	339,900
Nextel Communications, Inc.
7.375% 08/01/15	1,100,000	1,105,500
Nielsen Finance LLC/Nielsen Finance Co.
7.750% 10/15/18 (a)(e)	375,000	372,251
NII Capital Corp.
10.000% 08/15/16	320,000	364,000
PAETEC Holding Corp.
8.875% 06/30/17	325,000	339,625
Quebecor Media, Inc.
7.750% 03/15/16	615,000	634,219
Qwest Communications International, Inc.
7.500% 02/15/14	355,000	362,100
Qwest Corp.
7.500% 10/01/14	680,000	768,400
7.500% 06/15/23	500,000	502,500
SBA Telecommunications, Inc.
8.250% 08/15/19	425,000	467,500
Sprint Capital Corp.
6.875% 11/15/28	190,000	173,850
Telefonica Emisiones SAU
6.221% 07/03/17	805,000	939,893
6.421% 06/20/16	3,405,000	3,990,895
Wind Acquisition Finance SA
11.750% 07/15/17 (a)	515,000	577,122
Windstream Corp.
8.625% 08/01/16	1,105,000	1,168,537
Telecommunication Services Total		21,889,373
Communications Total		48,042,028
Consumer Cyclical – 2.7%
Airlines – 0.2%
Continental Airlines, Inc.
7.461% 04/01/15	2,054,369	2,136,544
Airlines Total		2,136,544
Auto Manufacturers – 0.0%
Oshkosh Corp.
8.500% 03/01/20	16,000	17,320
Auto Manufacturers Total		17,320

See Accompanying Notes to Financial Statements.

8

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Auto Parts & Equipment – 0.0%
Accuride Corp.
9.500% 08/01/18 (a)	60,000	63,000
Lear Corp.
7.875% 03/15/18	200,000	212,000
8.125% 03/15/20	50,000	53,438
Tenneco, Inc.
7.750% 08/15/18 (a)	39,000	39,975
Auto Parts & Equipment Total		368,413
Distribution/Wholesale – 0.0%
McJunkin Red Man Corp.
9.500% 12/15/16 (a)	404,000	355,520
Distribution/Wholesale Total		355,520
Entertainment – 0.1%
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp.
9.125% 08/01/18 (a)	100,000	105,000
Pinnacle Entertainment, Inc.
8.625% 08/01/17	300,000	318,375
8.750% 05/15/20	280,000	275,800
Shingle Springs Tribal Gaming Authority
9.375% 06/15/15 (a)	750,000	558,750
Six Flags, Inc.
9.625% 06/01/14 (d)(f)	171,000	—
Entertainment Total		1,257,925
Home Builders – 0.2%
Beazer Homes USA, Inc.
9.125% 06/15/18	269,000	251,851
D.R. Horton, Inc.
5.625% 09/15/14	380,000	380,000
5.625% 01/15/16	165,000	164,588
K. Hovnanian Enterprises, Inc.
10.625% 10/15/16	265,000	265,331
KB Home
5.875% 01/15/15	665,000	628,425
Home Builders Total		1,690,195
Home Furnishings – 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
10.500% 12/15/15	20,000	20,900
Home Furnishings Total		20,900
Lodging – 0.3%
Host Hotels & Resorts LP
6.750% 06/01/16	630,000	652,837
MGM Resorts International
11.375% 03/01/18	435,000	414,338
13.000% 11/15/13	150,000	176,250

	Par ($)	Value ($)
Penn National Gaming, Inc.
8.750% 08/15/19	285,000	302,813
Seminole Indian Tribe of Florida
7.804% 10/01/20 (a)	325,000	305,360
Snoqualmie Entertainment Authority
9.125% 02/01/15 (a)	265,000	233,200
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	615,000	661,125
Wyndham Worldwide Corp.
6.000% 12/01/16	95,000	99,106
Lodging Total		2,845,029
Retail – 1.9%
CVS Pass-Through Trust
5.298% 01/11/27 (a)	2,462,298	2,533,625
6.036% 12/10/28	3,177,325	3,362,150
8.353% 07/10/31 (a)	4,823,326	5,977,789
Limited Brands, Inc.
8.500% 06/15/19	530,000	616,125
Macy's Retail Holdings, Inc.
5.750% 07/15/14	6,310,000	6,688,600
McDonald's Corp.
5.700% 02/01/39	1,225,000	1,411,392
Michaels Stores, Inc.
11.375% 11/01/16	65,000	70,606
Neiman Marcus Group, Inc.
10.375% 10/15/15	80,000	84,000
PIK, 9.000% 10/15/15	100,000	103,875
QVC, Inc.
7.125% 04/15/17 (a)	50,000	51,750
7.375% 10/15/20 (a)	160,000	165,600
7.500% 10/01/19 (a)	315,000	329,175
Rite Aid Corp.
8.000% 08/15/20 (a)	140,000	142,100
10.250% 10/15/19	100,000	104,125
Retail Total		21,640,912
Consumer Cyclical Total		30,332,758
Consumer Non-Cyclical – 3.0%
Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc.
7.200% 01/15/14 (a)	2,410,000	2,808,298
7.750% 01/15/19 (a)	495,000	642,120
8.000% 11/15/39 (a)	1,815,000	2,569,323
Cott Beverages USA, Inc.
8.125% 09/01/18 (a)	88,000	93,170
Cott Beverages, Inc.
8.375% 11/15/17 (a)	90,000	95,400
Beverages Total		6,208,311

See Accompanying Notes to Financial Statements.

9

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Commercial Services – 0.2%
Cardtronics, Inc.
8.250% 09/01/18	195,000	205,238
Garda World Security Corp.
9.750% 03/15/17 (a)	80,000	85,200
Hertz Corp.
7.500% 10/15/18 (a)	180,000	180,000
Interactive Data Corp.
10.250% 08/01/18 (a)	290,000	310,300
RSC Equipment Rental, Inc.
10.000% 07/15/17 (a)	275,000	305,937
Trans Union LLC/TransUnion Financing Corp.
11.375% 06/15/18 (a)	90,000	102,375
United Rentals North America, Inc.
9.250% 12/15/19	505,000	546,662
10.875% 06/15/16	65,000	73,369
Commercial Services Total		1,809,081
Food – 1.1%
Campbell Soup Co.
4.500% 02/15/19	1,330,000	1,487,997
ConAgra Foods, Inc.
7.000% 10/01/28	3,010,000	3,630,172
Kraft Foods, Inc.
6.500% 02/09/40	5,315,000	6,223,153
Michael Foods, Inc.
9.750% 07/15/18 (a)	150,000	160,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250% 09/01/17 (a)	320,000	324,000
9.250% 04/01/15	135,000	140,400
U.S. Foodservice
10.250% 06/30/15 (a)	23,000	23,115
Food Total		11,989,337
Healthcare Products – 0.0%
Biomet, Inc.
PIK, 10.375% 10/15/17	230,000	255,300
Healthcare Products Total		255,300
Healthcare Services – 0.6%
Capella Healthcare, Inc.
9.250% 07/01/17 (a)	35,000	37,450
Community Health Systems, Inc.
8.875% 07/15/15	215,000	228,438
HCA, Inc.
9.250% 11/15/16	120,000	129,900
PIK, 9.625% 11/15/16	994,000	1,078,490
Healthsouth Corp.
8.125% 02/15/20	310,000	322,400
LifePoint Hospitals, Inc.
6.625% 10/01/20 (a)	100,000	102,000

	Par ($)	Value ($)
Multiplan, Inc.
9.875% 09/01/18 (a)	183,000	191,235
Radiation Therapy Services, Inc.
9.875% 04/15/17 (a)	170,000	167,875
Roche Holdings, Inc.
6.000% 03/01/19 (a)	2,155,000	2,610,705
Select Medical Corp.
7.625% 02/01/15	165,000	161,081
Tenet Healthcare Corp.
8.000% 08/01/20 (a)	245,000	244,387
Vanguard Health Holding Co. II, LLC/ Vanguard Holding Co. II, Inc.
8.000% 02/01/18	185,000	187,775
8.000% 02/01/18 (a)	175,000	175,000
WellPoint, Inc.
7.000% 02/15/19	1,235,000	1,503,872
Healthcare Services Total		7,140,608
Household Products/Wares – 0.2%
American Greetings Corp.
7.375% 06/01/16	165,000	167,888
Fortune Brands, Inc.
5.125% 01/15/11	1,565,000	1,582,985
Spectrum Brands Holdings, Inc.
9.500% 06/15/18 (a)	240,000	257,400
Household Products/Wares Total		2,008,273
Pharmaceuticals – 0.4%
NBTY, Inc.
9.000% 10/01/18 (a)	25,000	26,250
Novartis Securities Investment Ltd.
5.125% 02/10/19	2,645,000	3,036,793
Omnicare, Inc.
6.875% 12/15/15	150,000	151,500
Patheon, Inc.
8.625% 04/15/17 (a)	195,000	199,875
Valeant Pharmaceuticals International
6.750% 10/01/17 (a)	85,000	86,700
7.000% 10/01/20 (a)	240,000	245,400
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.750% 09/15/18 (a)	270,000	277,425
Pharmaceuticals Total		4,023,943
Consumer Non-Cyclical Total		33,434,853
Diversified – 0.1%
Diversified Holding Companies – 0.1%
Leucadia National Corp.
7.125% 03/15/17	270,000	270,675
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.750% 10/15/16 (a)	355,000	361,212
Diversified Holding Companies Total		631,887
Diversified Total		631,887

See Accompanying Notes to Financial Statements.

10

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Energy – 5.8%
Coal – 0.1%
Arch Coal, Inc.
7.250% 10/01/20	21,000	22,181
Consol Energy, Inc.
8.000% 04/01/17 (a)	200,000	216,500
8.250% 04/01/20 (a)	385,000	420,613
Coal Total		659,294
Oil & Gas – 3.3%
Anadarko Petroleum Corp.
6.200% 03/15/40	1,930,000	1,881,526
6.375% 09/15/17	3,665,000	4,038,665
Berry Petroleum Co.
8.250% 11/01/16	30,000	30,750
Brigham Exploration Co.
8.750% 10/01/18 (a)	80,000	82,400
Canadian Natural Resources Ltd.
6.250% 03/15/38	1,835,000	2,109,569
Chesapeake Energy Corp.
6.625% 08/15/20	480,000	501,600
Cimarex Energy Co.
7.125% 05/01/17	450,000	472,500
Comstock Resources, Inc.
8.375% 10/15/17	28,000	28,875
Continental Resources, Inc.
7.125% 04/01/21 (a)	120,000	124,800
Devon Energy Corp.
6.300% 01/15/19	1,140,000	1,379,459
EXCO Resources, Inc.
7.500% 09/15/18	335,000	332,906
Forest Oil Corp.
8.500% 02/15/14	795,000	868,537
Gazprom International SA
7.201% 02/01/20 (a)	1,869,542	2,023,779
Hess Corp.
7.300% 08/15/31	2,560,000	3,149,358
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750% 11/01/15 (a)	300,000	303,000
Marathon Oil Corp.
6.000% 07/01/12	2,155,000	2,322,864
6.000% 10/01/17	897,000	1,043,885
7.500% 02/15/19	157,000	201,038
Newfield Exploration Co.
6.625% 04/15/16	600,000	624,000
6.875% 02/01/20	210,000	223,125
Nexen, Inc.
5.875% 03/10/35	610,000	622,494
7.500% 07/30/39	1,675,000	2,058,101

	Par ($)	Value ($)
PetroHawk Energy Corp.
7.250% 08/15/18 (a)	145,000	147,900
7.875% 06/01/15	275,000	288,063
Qatar Petroleum
5.579% 05/30/11 (a)	552,416	560,351
QEP Resources, Inc.
6.875% 03/01/21	225,000	243,563
Quicksilver Resources, Inc.
7.125% 04/01/16	190,000	187,625
8.250% 08/01/15	95,000	100,225
Range Resources Corp.
6.750% 08/01/20	185,000	192,400
7.500% 05/15/16	240,000	250,800
8.000% 05/15/19	95,000	103,788
SandRidge Energy, Inc.
PIK, 8.625% 04/01/15	187,000	187,000
Shell International Finance BV
5.500% 03/25/40	3,945,000	4,516,149
Southwestern Energy Co.
7.500% 02/01/18	235,000	265,550
Talisman Energy, Inc.
5.850% 02/01/37	1,475,000	1,550,881
7.750% 06/01/19	2,648,000	3,380,095
Oil & Gas Total		36,397,621
Oil & Gas Services – 0.3%
Expro Finance Luxembourg SCA
8.500% 12/15/16 (a)	450,000	428,625
Weatherford International Ltd.
5.125% 09/15/20	700,000	715,596
5.150% 03/15/13	815,000	872,631
7.000% 03/15/38	1,305,000	1,386,223
Oil & Gas Services Total		3,403,075
Pipelines – 2.1%
El Paso Corp.
6.875% 06/15/14	460,000	491,808
7.250% 06/01/18	135,000	145,505
Energy Transfer Equity LP
7.500% 10/15/20	365,000	384,163
Kinder Morgan Energy Partners LP
5.625% 02/15/15	1,250,000	1,401,068
6.500% 09/01/39	2,275,000	2,459,773
6.950% 01/15/38	1,915,000	2,180,095
Kinder Morgan Finance Co. ULC
5.700% 01/05/16	560,000	577,500
NGPL PipeCo LLC
6.514% 12/15/12 (a)	4,250,000	4,519,611
Plains All American Pipeline LP/PAA Finance Corp.
5.750% 01/15/20	590,000	651,513
8.750% 05/01/19	2,360,000	2,995,340

See Accompanying Notes to Financial Statements.

11

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375% 12/15/13	30,000	31,275
9.375% 06/01/16	10,000	11,025
Southern Natural Gas Co.
8.000% 03/01/32	1,830,000	2,147,571
TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (b)(c)	6,160,000	5,759,600
Williams Companies, Inc.
7.875% 09/01/21	63,000	76,495
Pipelines Total		23,832,342
Energy Total		64,292,332
Financials – 17.6%
Banks – 10.7%
Bank of New York Mellon Corp.
5.450% 05/15/19	1,570,000	1,832,562
Barclays Bank PLC
3.900% 04/07/15	765,000	810,656
5.000% 09/22/16	1,790,000	1,958,489
6.860% 09/29/49 (a)	1,205,000	1,138,725
7.375% 06/29/49 (a)	865,000	869,325
7.434% 09/29/49 (a)	4,095,000	4,176,900
Capital One Capital IV
6.745% 02/17/37	5,140,000	5,114,300
Capital One Capital V
10.250% 08/15/39	4,850,000	5,250,125
Chinatrust Commercial Bank
5.625% 12/29/49 (03/29/49) (a)(b)(c)	1,220,000	1,200,142
CIT Group, Inc.
7.000% 05/01/17	1,465,000	1,433,869
Citigroup, Inc.
5.375% 08/09/20	6,180,000	6,394,026
6.010% 01/15/15	65,000	71,461
8.125% 07/15/39	5,025,000	6,347,500
Comerica Bank
5.200% 08/22/17	1,420,000	1,515,548
5.750% 11/21/16	365,000	409,644
Deutsche Bank AG London
4.875% 05/20/13	555,000	602,878
Discover Bank/Greenwood DE
8.700% 11/18/19	2,625,000	3,097,379
Discover Financial Services
10.250% 07/15/19	1,040,000	1,332,321
Fifth Third Bank
0.479% 05/17/13 (11/17/10) (b)(c)	1,205,000	1,153,468
HSBC USA, Inc.
5.000% 09/27/20	5,070,000	5,066,127

	Par ($)	Value ($)
JPMorgan Chase & Co.
7.900% 04/29/49	4,630,000	4,961,647
JPMorgan Chase Capital XX
6.550% 09/15/66	10,105,000	10,246,470
JPMorgan Chase Capital XXIII
1.376% 05/15/77 (11/15/10) (b)(c)	580,000	417,516
KeyBank NA
5.800% 07/01/14	2,025,000	2,207,849
Keycorp
3.750% 08/13/15	2,265,000	2,310,986
6.500% 05/14/13	1,645,000	1,802,823
Lloyds Banking Group PLC
6.267% 12/31/49 (11/16/16) (a)(b)(c)	725,000	514,750
6.657% 01/29/49 (a)	2,410,000	1,711,100
Lloyds TSB Bank PLC
4.375% 01/12/15 (a)	3,825,000	3,917,255
Marshall & IIsley Bank
5.300% 09/08/11	1,163,000	1,167,901
Merrill Lynch & Co., Inc.
5.700% 05/02/17 (g)	1,475,000	1,525,500
6.150% 04/25/13 (g)	2,525,000	2,759,146
6.400% 08/28/17	2,375,000	2,598,974
7.750% 05/14/38 (g)	1,320,000	1,531,015
National City Bank of Cleveland
6.200% 12/15/11	890,000	939,179
National City Bank of Kentucky
6.300% 02/15/11	1,585,000	1,617,421
National City Corp.
6.875% 05/15/19	1,420,000	1,665,688
Northern Trust Co.
6.500% 08/15/18	2,100,000	2,559,747
Northern Trust Corp.
5.500% 08/15/13	765,000	860,115
PNC Funding Corp.
3.625% 02/08/15	1,580,000	1,667,767
5.125% 02/08/20	2,245,000	2,430,388
Regions Financial Corp.
7.000% 03/01/11	7,430,000	7,516,976
Santander U.S. Debt SA Unipersonal
3.781% 10/07/15 (a)(e)	3,700,000	3,699,625
USB Capital XIII Trust
6.625% 12/15/39	8,080,000	8,263,820
Banks Total		118,669,103
Diversified Financial Services – 1.7%
Ally Financial, Inc.
7.500% 09/15/20 (a)	185,000	197,025
8.000% 03/15/20 (a)	820,000	895,850
8.000% 11/01/31	235,000	252,038

See Accompanying Notes to Financial Statements.

12

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
American General Finance Corp.
6.900% 12/15/17	670,000	559,450
E*Trade Financial Corp.
7.375% 09/15/13	70,000	68,425
7.875% 12/01/15	170,000	166,175
PIK, 12.500% 11/30/17	240,000	273,600
Eaton Vance Corp.
6.500% 10/02/17	1,695,000	2,007,444
ERAC USA Finance LLC
2.750% 07/01/13 (a)	3,040,000	3,105,670
5.250% 10/01/20 (a)	2,175,000	2,323,105
Ford Motor Credit Co.
6.625% 08/15/17	170,000	181,124
7.500% 08/01/12	1,260,000	1,337,564
8.000% 12/15/16	890,000	1,006,030
Fund American Companies, Inc.
5.875% 05/15/13	3,120,000	3,277,123
International Lease Finance Corp.
8.750% 03/15/17 (a)	194,000	208,065
8.875% 09/01/17	255,000	275,400
Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (h)	8,525,000	1,960,750
6.875% 05/02/18 (h)	660,000	155,100
Pinafore LLC/Pinafore, Inc.
9.000% 10/01/18 (a)	45,000	47,250
Diversified Financial Services Total		18,297,188
Insurance – 4.2%
Asurion Corp.
6.757% 07/02/15 (10/12/10) (b)(c)(i)	210,000	199,833
CNA Financial Corp.
5.850% 12/15/14	778,000	833,836
7.350% 11/15/19	1,737,000	1,952,965
ING Groep NV
5.775% 12/29/49 (12/08/15) (b)(c)	7,760,000	6,964,600
Liberty Mutual Group, Inc.
7.500% 08/15/36 (a)	4,465,000	4,541,427
10.750% 06/15/88 (a)	2,975,000	3,510,500
Lincoln National Corp.
8.750% 07/01/19	815,000	1,048,384
MetLife Capital Trust X
9.250% 04/08/38 (a)	1,640,000	1,935,200
MetLife, Inc.
10.750% 08/01/69	7,565,000	9,815,588
Provident Companies, Inc.
7.000% 07/15/18	130,000	142,302
Prudential Financial, Inc.
8.875% 06/15/68 (06/15/18) (b)(c)	9,575,000	10,676,125

	Par ($)	Value ($)
Transatlantic Holdings, Inc.
8.000% 11/30/39	2,920,000	3,042,366
Unum Group
7.125% 09/30/16	1,795,000	2,071,575
Insurance Total		46,734,701
Investment Companies – 0.0%
Offshore Group Investments Ltd.
11.500% 08/01/15 (a)	385,000	404,250
Investment Companies Total		404,250
Real Estate Investment Trusts (REITs) – 1.0%
Brandywine Operating Partnership LP
7.500% 05/15/15	905,000	1,014,475
Duke Realty LP
7.375% 02/15/15	2,040,000	2,325,871
8.250% 08/15/19	3,175,200	3,760,355
Highwoods Properties, Inc.
5.850% 03/15/17	930,000	956,539
Liberty Property LP
5.500% 12/15/16	2,860,000	3,118,839
Real Estate Investment Trusts (REITs) Total		11,176,079
Savings & Loans – 0.0%
Washington Mutual Bank
5.125% 01/15/15 (h)	6,935,000	13,870
Savings & Loans Total		13,870
Financials Total		195,295,191
Industrials – 2.0%
Aerospace & Defense – 0.4%
Embraer Overseas Ltd.
6.375% 01/15/20	2,485,000	2,721,075
Esterline Technologies Corp.
7.000% 08/01/20 (a)	15,000	15,525
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	220,000	233,200
L-3 Communications Corp.
6.375% 10/15/15	485,000	500,156
Raytheon Co.
7.200% 08/15/27	830,000	1,095,565
Aerospace & Defense Total		4,565,521
Building Materials – 0.0%
Gibraltar Industries, Inc.
8.000% 12/01/15	120,000	117,000
Nortek, Inc.
11.000% 12/01/13	125,000	132,813
Building Materials Total		249,813
Electrical Components & Equipment – 0.1%
Belden, Inc.
7.000% 03/15/17	500,000	501,250

See Accompanying Notes to Financial Statements.

13

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
WireCo WorldGroup
9.500% 05/15/17 (a)	130,000	133,575
Electrical Components & Equipment Total		634,825
Environmental Control – 0.0%
Clean Harbors, Inc.
7.625% 08/15/16	257,000	267,280
Environmental Control Total		267,280
Machinery-Construction & Mining – 0.0%
Terex Corp.
8.000% 11/15/17	410,000	410,512
Machinery-Construction & Mining Total		410,512
Machinery-Diversified – 0.1%
Case New Holland, Inc.
7.875% 12/01/17 (a)	405,000	439,931
CPM Holdings, Inc.
10.625% 09/01/14 (a)	145,000	156,238
Manitowoc Co., Inc.
7.125% 11/01/13	270,000	269,325
Machinery-Diversified Total		865,494
Miscellaneous Manufacturing – 0.5%
Bombardier, Inc.
6.300% 05/01/14 (a)	650,000	671,125
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	2,865,000	3,544,965
SPX Corp.
6.875% 09/01/17 (a)	119,000	126,140
Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	485,000	603,057
Miscellaneous Manufacturing Total		4,945,287
Packaging & Containers – 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	370,000	385,262
Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17	245,000	264,600
Graphic Packaging International, Inc.
7.875% 10/01/18	43,000	44,183
9.500% 06/15/17	304,000	323,760
Packaging & Containers Total		1,017,805
Transportation – 0.8%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (b)(c)	3,420,000	3,437,100
Bristow Group, Inc.
7.500% 09/15/17	415,000	425,375
Kansas City Southern de Mexico SA de CV
7.625% 12/01/13	295,000	305,325

	Par ($)	Value ($)
Union Pacific Corp.
5.700% 08/15/18	1,745,000	2,034,542
6.650% 01/15/11	2,550,000	2,590,711
Transportation Total		8,793,053
Industrials Total		21,749,590
Technology – 0.5%
Networking Products – 0.2%
Cisco Systems, Inc.
5.900% 02/15/39	2,100,000	2,426,960
Networking Products Total		2,426,960
Semiconductors – 0.0%
Amkor Technology, Inc.
9.250% 06/01/16	140,000	150,150
Freescale Semiconductor, Inc.
9.250% 04/15/18 (a)	150,000	156,000
NXP BV/NXP Funding LLC
9.750% 08/01/18 (a)	295,000	314,175
Semiconductors Total		620,325
Software – 0.3%
First Data Corp.
8.875% 08/15/20 (a)	255,000	264,562
9.875% 09/24/15	300,000	244,425
Oracle Corp.
6.500% 04/15/38	1,630,000	2,024,685
Software Total		2,533,672
Technology Total		5,580,957
Utilities – 5.2%
Electric – 4.7%
AEP Texas Central Co.
6.650% 02/15/33	2,830,000	3,270,467
CMS Energy Corp.
4.250% 09/30/15	1,890,000	1,906,307
6.875% 12/15/15	160,000	177,359
Commonwealth Edison Co.
5.900% 03/15/36	815,000	908,816
5.950% 08/15/16	3,430,000	4,069,873
6.950% 07/15/18	1,460,000	1,738,131
DTE Energy Co.
7.625% 05/15/14	2,540,000	3,019,928
Dynegy Holdings, Inc.
7.500% 06/01/15	130,000	102,375
7.750% 06/01/19	142,000	97,270
Edison Mission Energy
7.000% 05/15/17	175,000	126,438
Energy Future Holdings Corp.
10.000% 01/15/20 (a)	400,000	397,104

See Accompanying Notes to Financial Statements.

14

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Exelon Generation Co. LLC
6.200% 10/01/17	3,000,000	3,517,191
FPL Energy National Wind LLC
5.608% 03/10/24 (a)	429,707	455,378
Georgia Power Co.
4.750% 09/01/40	4,200,000	4,141,712
Hydro Quebec
8.500% 12/01/29	1,510,000	2,321,849
Intergen NV
9.000% 06/30/17 (a)	460,000	486,450
Ipalco Enterprises, Inc.
7.250% 04/01/16 (a)	310,000	333,250
MidAmerican Energy Holdings Co.
5.000% 02/15/14	3,300,000	3,619,394
Nevada Power Co.
5.375% 09/15/40	570,000	587,946
Niagara Mohawk Power Corp.
4.881% 08/15/19 (a)	4,665,000	5,127,003
NRG Energy, Inc.
7.375% 02/01/16	1,110,000	1,141,913
Oncor Electric Delivery Co. LLC
5.250% 09/30/40 (a)	4,060,000	4,135,394
5.950% 09/01/13	3,110,000	3,484,236
Southern California Edison Co.
4.500% 09/01/40	4,830,000	4,722,571
Southern Co.
4.150% 05/15/14	1,270,000	1,375,867
Windsor Financing LLC
5.881% 07/15/17 (a)	1,125,688	1,014,762
Electric Total		52,278,984
Gas – 0.5%
Atmos Energy Corp.
6.350% 06/15/17	1,785,000	2,044,096
Centerpoint Energy, Inc.
5.950% 02/01/17	295,000	331,794
Nakilat, Inc.
6.067% 12/31/33 (a)	1,915,000	2,106,500
Sempra Energy
6.500% 06/01/16	1,410,000	1,687,009
Gas Total		6,169,399
Utilities Total		58,448,383
Total Corporate Fixed-Income Bonds & Notes (cost of $441,894,418)		473,454,484
Mortgage-Backed Securities – 17.6%
Federal Home Loan Mortgage Corp.
4.500% 06/01/40	9,903,206	10,340,334
5.576% 08/01/37 (10/01/10) (b)(c)	4,267,286	4,532,203

	Par ($)	Value ($)
6.000% 05/01/17	43,355	47,045
6.000% 02/01/39	3,208,665	3,442,357
8.500% 11/01/26	125,850	146,751
TBA,
5.500% 10/01/40 (e)	26,500,000	28,106,563
Federal National Mortgage Association
2.574% 08/01/36 (10/01/10) (b)(c)	29,785	30,412
4.000% 10/01/39	6,289,834	6,472,700
4.500% 06/01/40	8,846,162	9,288,723
4.500% 07/01/40	30,405,282	31,926,620
5.500% 07/01/39	9,504,471	10,191,045
5.829% 07/01/37 (10/01/10) (b)(c)	549,014	591,419
5.862% 07/01/32 (10/01/10) (b)(c)	159,947	170,792
5.965% 06/01/32 (10/01/10) (b)(c)	11,613	12,389
6.000% 05/01/37	9,292,053	9,998,369
6.000% 05/01/38	1,832,278	1,969,265
6.000% 08/01/38	21,320,111	22,914,065
6.000% 12/01/38	7,932,277	8,525,317
7.000% 10/01/11	14,555	14,966
10.000% 09/01/18	42,118	48,473
TBA:
3.500% 10/01/40 (e)	33,200,000	33,443,821
4.000% 10/01/40 (e)	11,500,000	11,819,838
Government National Mortgage Association
7.000% 01/15/30	624,346	712,814
7.500% 12/15/23	595,171	676,510
7.500% 07/20/28	240,534	274,145
8.000% 05/15/17	6,716	7,511
8.500% 02/15/25	69,636	82,329
13.000% 02/15/11	63	63
Total Mortgage-Backed Securities (cost of $194,250,524)		195,786,839
Government & Agency Obligations – 17.1%
Foreign Government Obligations – 1.0%
Kreditanstalt fuer Wiederaufbau
4.375% 03/15/18	4,210,000	4,805,138
Province of Quebec
5.125% 11/14/16	3,060,000	3,578,621
Republic of Italy
5.375% 06/12/17	2,075,000	2,290,985
Svensk Exportkredit AB
5.125% 03/01/17	310,000	359,713
Foreign Government Obligations Total		11,034,457

See Accompanying Notes to Financial Statements.

15

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
U.S. Government Obligations – 16.1%
U.S. Treasury Bond
4.375% 05/15/40	12,831,500	14,411,442
U.S. Treasury Notes
0.750% 05/31/12	1,210,000	1,217,236
0.750% 08/15/13	3,005,000	3,016,269
1.750% 07/31/15	1,745,000	1,786,985
1.875% 06/30/15	25,310,000	26,081,170
2.500% 06/30/17	39,755,000	41,419,741
2.625% 08/15/20	52,786,200	53,281,070
3.250% 07/31/16	10,410,000	11,393,256
U.S. Treasury STRIPS
(j) 05/15/39 (k)	83,700,000	26,820,326
U.S. Government Obligations Total		179,427,495
Total Government & Agency Obligations (cost of $179,595,034)		190,461,952
Commercial Mortgage-Backed Securities – 15.7%
Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	640,000	682,575
4.830% 08/15/38	3,530,000	3,722,652
5.201% 12/11/38	4,315,000	4,555,567
5.700% 06/13/50	5,660,000	6,090,886
5.742% 09/11/42 (10/01/10) (b)(c)	7,990,000	8,865,994
5.882% 09/11/38 (10/01/10) (b)(c)	482,000	531,952
6.480% 02/15/35	8,886,849	9,010,113
Chase Commercial Mortgage Securities Corp.
6.484% 02/12/16 (a)	13,237,263	13,422,843
Credit Suisse First Boston Mortgage Securities Corp.
6.387% 08/15/36	1,262,085	1,314,182
Credit Suisse Mortgage Capital Certificates
6.020% 06/15/38 (10/01/10) (b)(c)	10,911,000	11,950,252
GMAC Commercial Mortgage Securities, Inc.
I.O.: 1.355% 07/15/29 (10/01/10) (b)(c)	7,308,338	306,250
0.854% 04/10/40 (10/01/10) (a)(b)(c)	18,624,146	25,033
Greenwich Capital Commercial Funding Corp.
4.533% 01/05/36	816,705	845,114
4.799% 08/10/42 (10/01/10) (b)(c)	6,960,000	7,421,066
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% 12/12/34	8,110,000	8,626,927
5.440% 06/12/47	5,025,000	5,267,148
5.932% 02/12/49 (10/01/10) (b)(c)	5,135,000	5,628,935

	Par ($)	Value ($)
I.O., 0.344% 10/15/42 (10/01/10) (b)(c)	72,464,065	311,595
LB-UBS Commercial Mortgage Trust
5.020% 08/15/29 (10/11/10) (b)(c)	5,308,000	5,710,062
5.084% 02/15/31	6,486,573	6,543,160
5.430% 02/15/40	4,585,000	4,796,042
5.866% 09/15/45 (10/11/10) (b)(c)	3,735,000	3,951,221
Merrill Lynch Mortgage Investors, Inc.
I.O., 0.576% 12/15/30 (10/01/10) (b)(c)	20,842,427	398,113
Merrill Lynch Mortgage Trust
4.747% 06/12/43 (10/01/10) (b)(c)	6,450,000	6,959,778
Morgan Stanley Capital I
4.970% 12/15/41	9,194,000	9,919,372
5.447% 02/12/44 (10/01/10) (b)(c)	7,250,000	7,562,598
Morgan Stanley Dean Witter Capital I
4.920% 03/12/35	2,960,000	3,161,450
5.080% 09/15/37	5,755,000	6,096,872
Wachovia Bank Commercial Mortgage Trust
5.037% 03/15/42	4,178,299	4,413,046
5.374% 10/15/44 (10/01/10) (b)(c)	4,320,000	4,762,789
5.418% 01/15/45 (10/01/10) (b)(c)	9,000,000	9,715,668
5.487% 12/15/44 (10/01/10) (b)(c)	180,000	180,525
5.609% 03/15/45 (10/01/10) (b)(c)	5,635,000	5,629,220
5.726% 06/15/45	300,889	300,652
6.413% 04/15/34	5,000,000	5,319,231
I.O., 0.426% 03/15/42 (10/01/10) (a)(b)(c)	247,612,900	1,025,291
Total Commercial Mortgage-Backed Securities (cost of $162,466,903)		175,024,174
Asset-Backed Securities – 4.9%
Ally Auto Receivables Trust
1.450% 05/15/14	1,500,000	1,515,335
BMW Vehicle Lease Trust
0.820% 04/15/13	2,700,000	2,702,757
Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	73,485	71,423
Chrysler Financial Auto Securitization Trust
6.250% 05/08/14 (a)	4,377,000	4,614,992

See Accompanying Notes to Financial Statements.

16

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Asset-Backed Securities (continued)
	Par ($)	Value ($)
Chrysler Financial Lease Trust
1.780% 06/15/11 (a)	2,355,000	2,361,795
Citibank Credit Card Issuance Trust
6.300% 06/20/14	275,000	292,567
6.950% 02/18/14	955,000	1,013,505
Contimortgage Home Equity Trust
6.880% 01/15/28	87,057	72,097
Daimler Chrysler Auto Trust
4.940% 02/08/12	3,452,244	3,455,499
5.280% 03/08/13	5,300,000	5,470,309
Discover Card Master Trust
0.632% 06/15/15 (12/15/10) (b)(c)	1,375,000	1,373,780
1.557% 12/15/14 (10/15/10) (b)(c)	2,865,000	2,911,421
1.557% 02/17/15 (10/15/10) (b)(c)	2,350,000	2,391,440
First Alliance Mortgage Loan Trust
7.625% 07/25/25	554,353	513,887
Ford Credit Auto Owner Trust
4.050% 10/15/16	2,500,000	2,607,622
4.950% 03/15/13	7,500,000	7,858,325
5.160% 04/15/13	5,650,000	5,957,479
Franklin Auto Trust
5.360% 05/20/16	3,200,000	3,278,474
7.160% 05/20/16 (a)	2,100,000	2,256,241
IMC Home Equity Loan Trust
7.500% 04/25/26	97,051	98,077
Long Beach Auto Receivables Trust
4.250% 04/15/12	818,880	819,810
Money Store Home Equity Trust
0.557% 08/15/29 (10/15/10) (b)(c)	2,927,822	1,370,662
Popular ABS Mortgage Pass-Through Trust
0.456% 02/25/36 (10/25/10) (b)(c)	51,902	51,852
SACO I, Inc.
0.456% 04/25/35 (10/25/10) (a)(b)(c)	291,667	114,440
SLM Student Loan Trust
0.352% 03/15/17 (12/15/10) (b)(c)	168,747	168,329
Soundview Home Equity Loan Trust
0.556% 11/25/35 (10/25/10) (b)(c)	1,391,470	1,322,368
Total Asset-Backed Securities (cost of $55,361,240)		54,664,486

	Par ($)	Value ($)
Municipal Bonds – 1.6%
California – 0.5%
CA State
Series 2009, 7.550% 04/01/39	2,875,000	3,137,229
CA Los Angeles Unified School District
Series 2009, 5.750% 07/01/34	2,665,000	2,688,105
California Total		5,825,334
Kentucky – 0.5%
KY Asset/Liability Commission General Fund
Series 2010, 3.165% 04/01/18	5,505,000	5,557,848
Kentucky Total		5,557,848
New York – 0.6%
NY Triborough Bridge & Tunnel Authority
Series 2008 C, 5.000% 11/15/38	5,525,000	5,904,789
New York Total		5,904,789
Total Municipal Bonds (cost of $16,391,743)		17,287,971
Collateralized Mortgage Obligations – 0.6%
Non-Agency – 0.6%
Bear Stearns Alt-A Trust
0.536% 01/25/35 (10/25/10) (b)(c)	1,400,590	1,096,122
2.838% 10/25/33 (10/25/10) (b)(c)	1,270,867	1,181,704
Citigroup Mortgage Loan Trust, Inc.
3.573% 09/25/37 (10/01/10) (b)(c)	3,867,815	2,572,813
Morgan Stanley Mortgage Loan Trust
0.476% 02/25/47 (10/25/10) (b)(c)	7,463,033	1,081,095
Sequoia Mortgage Trust
1.137% 07/20/34 (10/20/10) (b)(c)	1,969,112	504,788
Non-Agency Total		6,436,522
Total Collateralized Mortgage Obligations (cost of $15,990,374)		6,436,522

See Accompanying Notes to Financial Statements.

17

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

Preferred Stocks (continued)
	Shares	Value ($)
Preferred Stocks – 0.5%
Communications – 0.0%
Media – 0.0%
CMP Susquehanna Radio Holdings Corp.,
Series A (a)(d)(l)	6,343	64
Media Total		64
Communications Total		64
Financials – 0.5%
Banks – 0.2%
National City Preferred
Capital Trust I	2,215,000	2,461,950
Banks Total		2,461,950
Diversified Financial Services – 0.3%
Citigroup Capital XIII	123,500	3,105,683
Diversified Financial Services Total		3,105,683
Financials Total		5,567,633
Total Preferred Stocks (cost of $5,586,492)		5,567,697
Common Stock – 0.0%
Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Six Flags Entertainment Corp. (l)	3,384	148,758
Hotels, Restaurants & Leisure Total		148,758
Consumer Discretionary Total		148,758
Total Common Stock (cost of $99,821)		148,758
Warrants – 0.0%
	Units
Financials – 0.0%
CNB Capital Trust I
Expires 03/23/19 (d)(l)	7,248	72
Financials Total		72
Total Warrants (cost of $73)		72

	Par ($)	Value ($)
Short-Term Obligation – 6.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 11/25/11, market value $76,061,213 (repurchase proceeds $74,566,476)	74,566,000	74,566,000
Total Short-Term Obligation (cost of $74,566,000)		74,566,000
Total Investments – 107.3% (cost of $1,146,202,622) (m)		1,193,398,955
Other Assets & Liabilities, Net – (7.3)%		(81,382,636)
Net Assets – 100.0%		1,112,016,319

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid except for the following, amounted to $116,217,057, which represents 10.5% of net assets.

Security	Acquisition Date	Shares	Cost	Value
CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	6,343	$64	$64

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(c)  Parenthetical date represents the next interest rate reset date for the security.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $16,066, which represents less than 0.1% of net assets.

(e)  Security purchased on a delayed delivery basis.

(f)  Security has no value.

(g)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Interest Income	Value, end of period
Merrill Lynch & Co., Inc., 5.700% 05/02/17	$3,513,772	$—	$1,052,384	$15,129	$—
Merrill Lynch & Co., Inc., 6.150% 04/25/13	3,547,733	—	—	16,887	—
Merrill Lynch & Co., Inc., 7.750% 05/14/38	2,477,433	—	—	14,434	—
Total	$9,538,938	$—	$1,052,384	$46,450	$—

  As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

See Accompanying Notes to Financial Statements.

18

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

(h)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $2,129,720, which represents 0.2% of net assets.

(i)  Loan participation agreement.

(j)  Zero coupon bond.

(k)  The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2010, the total market value of securities pledged amounted to $5,767,812.

(l)  Non-income producing security.

(m)  Cost for federal income tax purposes is $1,146,202,622.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$15,646,505	$—	$15,646,505
Communications	—	48,026,098	15,930	48,042,028
Consumer Cyclical	—	28,196,214	2,136,544	30,332,758
Consumer Non-Cyclical	—	33,434,853	—	33,434,853
Diversified	—	631,887	—	631,887
Energy	—	64,292,332	—	64,292,332
Financials	—	195,295,191	—	195,295,191
Industrials	—	21,749,590	—	21,749,590
Technology	—	5,580,957	—	5,580,957
Utilities	—	58,448,383	—	58,448,383
Total Corporate Fixed-Income Bonds & Notes	—	471,302,010	2,152,474	473,454,484
Total Mortgage-Backed Securities	73,370,221	122,416,618	—	195,786,839
Government & Agency Obligations
Foreign Government Obligations	—	11,034,457	—	11,034,457
U.S. Government Obligations	179,427,495	—	—	179,427,495
Total Government & Agency Obligations	179,427,495	11,034,457	—	190,461,952
Total Commercial Mortgage-Backed Securities	—	175,024,174	—	175,024,174
Total Asset-Backed Securities	—	54,664,486	—	54,664,486
Total Municipal Bonds	—	17,287,971	—	17,287,971

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Collateralized Mortgage Obligations	$—	$6,436,522	$—	$6,436,522
Preferred Stocks
Communications	—	—	64	64
Financials	3,105,683	2,461,950	—	5,567,633
Total Preferred Stocks	3,105,683	2,461,950	64	5,567,697
Total Common Stocks	148,758	—	—	148,758
Total Warrants	—	—	72	72
Total Short-Term Obligation	—	74,566,000	—	74,566,000
Total Investments	256,052,157	935,194,188	2,152,610	1,193,398,955
Value of Credit Default Swap Contracts Appreciation	—	2,431,933	—	2,431,933
Value of Credit Default Swap Contracts Depreciation	—	(123,365)	—	(123,365)
Unrealized Depreciation on Futures Contracts	(2,146,514)	—	—	(2,146,514)
Total	$253,905,643	$937,502,756	$2,152,610	$1,193,561,009

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Preferred Stock and Warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using the market approach and may utilize single market quotations from broker dealers. Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors including, but not limited to, observed yields on securities management deemed comparable. Certain Corporate Fixed-Income Bonds & Notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company's bankruptcy filing.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Corporate Fixed-Income Bonds & Notes Communications	$15,930	$237	$—	$(237)	$—	$—	$—	$—	$15,930
Consumer Cyclical	2,726,977	4,182	29,089	90,256	—	(713,960)	—	—	2,136,544
Preferred Stock	63	—	—	1	—	—	—	—	64
Warrants	72	—	—	—	—	—	—	—	72
	$2,743,042	$4,419	$29,089	$90,020	$—	$(713,960)	$—	$—	$2,152,610

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

See Accompanying Notes to Financial Statements.

19

Columbia Total Return Bond Fund

September 30, 2010 (Unaudited)

The change in unrealized appreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $90,020. This amount is included in net change in unrealized appreciation (depreciation) on the Statements of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above,please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	$5,165,000	$40,574	$143,204
Barclays Capital	Textron, Inc.	Buy	1.000%	03/20/15	3,000,000	95,390	68,157
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	6,000,000	261,866	180,537
Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	5,500,000	(26,109)	(36,851)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	5,700,000	234,078	62,087
BNP Paribas	Marriott International, Inc.	Buy	1.000%	03/20/15	6,280,000	58,332	3,721
Credit Suisse First Boston	Textron, Inc.	Buy	1.000%	03/20/15	3,280,000	111,555	68,070
Credit Suisse First Boston	Morgan Stanley	Buy	1.000%	06/20/15	8,050,000	692,955	(390,207)
JPMorgan	Macy's, Inc.	Buy	1.000%	03/20/15	8,000,000	429,112	(89,192)
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	5,800,000	253,112	174,419
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	5,700,000	268,715	(7,768)
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	6,200,000	(46,941)	(26,062)
							$150,115

At September 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	975	$122,895,703	$122,205,815	Dec-2010	$(689,888)
2-Year U.S. Treasury Notes	650	142,664,844	142,368,200	Dec-2010	(296,644)
30-Year U.S. Treasury Notes	604	80,766,125	80,434,068	Dec-2010	(332,057)
5-Year U.S. Treasury Notes	900	108,780,469	107,952,544	Dec-2010	(827,925)
					$(2,146,514)

At September 30, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Corporate Fixed-Income Bonds & Notes	42.6
Mortgage-Backed Securities	17.6
Government & Agency Obligations	17.1
Commercial Mortgage-Backed Securities	15.7
Asset-Backed Securities	4.9
Municipal Bonds	1.6
Collateralized Mortgage Obligations	0.6
Preferred Stocks	0.5
Common Stock	0.0	*
Warrants	0.0	*
	100.6
Short-Term Obligation	6.7
Other Assets & Liabilities, Net	(7.3)
	100.0

*  Rounds to less than 0.1%

Acronym	Name
I.O.	Interest Only
PIK	Payment-In-Kind
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

20

Investment Portfolio – Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 29.6%
	Par ($)	Value ($)
Basic Materials – 0.8%
Chemicals – 0.1%
Lubrizol Corp.
5.500% 10/01/14	1,636,000	1,804,213
Chemicals Total		1,804,213
Iron/Steel – 0.4%
ArcelorMittal USA, Inc.
6.500% 04/15/14	7,580,000	8,400,724
Nucor Corp.
5.000% 06/01/13	2,504,000	2,736,264
Iron/Steel Total		11,136,988
Metals & Mining – 0.3%
Vale Inco Ltd.
7.750% 05/15/12	6,235,000	6,784,023
Metals & Mining Total		6,784,023
Basic Materials Total		19,725,224
Communications – 4.5%
Media – 1.1%
DIRECTV Holdings LLC
3.550% 03/15/15	7,210,000	7,484,290
NBC Universal, Inc.
2.100% 04/01/14 (a)(e)	10,000,000	10,046,450
Time Warner, Inc.
3.150% 07/15/15	9,285,000	9,624,172
Media Total		27,154,912
Telecommunication Services – 3.4%
America Movil S.A. de C.V.
5.500% 03/01/14	7,420,000	8,194,084
AT&T, Inc.
6.700% 11/15/13	14,000,000	16,210,040
British Telecommunications PLC
5.150% 01/15/13	6,505,000	6,951,627
Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14	12,000,000	13,570,260
Deutsche Telekom International Finance BV
5.250% 07/22/13	3,715,000	4,074,968
5.875% 08/20/13	5,000,000	5,584,990
Telecom Italia Capital SA
4.950% 09/30/14	7,785,000	8,288,923
Telefonica Emisiones SAU
0.775% 02/04/13 (11/04/10) (b)(c)	10,875,000	10,645,516
Vodafone Group PLC
5.375% 01/30/15	9,038,000	10,179,382
Telecommunication Services Total		83,699,790
Communications Total		110,854,702

	Par ($)	Value ($)
Consumer Cyclical – 0.2%
Retail – 0.2%
CVS Caremark Corp.
5.750% 08/15/11	5,997,000	6,248,574
Retail Total		6,248,574
Consumer Cyclical Total		6,248,574
Consumer Non-Cyclical – 3.6%
Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc.
2.500% 03/26/13	8,500,000	8,720,787
Bottling Group LLC
6.950% 03/15/14	5,000,000	5,927,680
Diageo Capital PLC
5.200% 01/30/13	5,600,000	6,103,054
Miller Brewing Co.
5.500% 08/15/13 (a)	4,460,000	4,904,626
SABMiller PLC
5.700% 01/15/14 (a)	2,360,000	2,647,007
Beverages Total		28,303,154
Commercial Services – 0.4%
RR Donnelley & Sons Co.
5.500% 05/15/15	8,000,000	8,404,112
Commercial Services Total		8,404,112
Food – 0.8%
ConAgra Foods, Inc.
5.875% 04/15/14	6,840,000	7,809,303
HJ Heinz Finance Co.
6.000% 03/15/12	5,110,000	5,450,372
Kraft Foods, Inc.
2.625% 05/08/13	6,650,000	6,892,260
Food Total		20,151,935
Healthcare Products – 0.2%
Hospira, Inc.
5.550% 03/30/12	5,015,000	5,380,634
Healthcare Products Total		5,380,634
Healthcare Services – 0.4%
Roche Holdings, Inc.
5.000% 03/01/14 (a)	6,200,000	6,931,978
UnitedHealth Group, Inc.
5.500% 11/15/12	3,641,000	3,946,611
Healthcare Services Total		10,878,589
Pharmaceuticals – 0.6%
Express Scripts, Inc.
6.250% 06/15/14	7,080,000	8,128,569

See Accompanying Notes to Financial Statements.

21

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Wyeth
6.950% 03/15/11	7,031,000	7,235,827
Pharmaceuticals Total		15,364,396
Consumer Non-Cyclical Total		88,482,820
Energy – 2.5%
Oil & Gas – 1.1%
Anadarko Petroleum Corp.
7.625% 03/15/14	6,650,000	7,525,259
Canadian Natural Resources Ltd.
5.450% 10/01/12	4,100,000	4,414,991
6.700% 07/15/11	3,010,000	3,145,074
Occidental Petroleum Corp.
6.750% 01/15/12	2,750,000	2,952,777
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% 09/30/12 (a)	9,250,000	9,724,340
Oil & Gas Total		27,762,441
Oil & Gas Services – 0.3%
Weatherford International Ltd.
5.150% 03/15/13	6,885,000	7,371,859
Oil & Gas Services Total		7,371,859
Pipelines – 1.1%
Energy Transfer Partners LP
8.500% 04/15/14	6,000,000	7,123,896
Plains All American Pipeline LP
4.250% 09/01/12	5,000,000	5,215,060
TransCanada PipeLines Ltd.
3.400% 06/01/15	6,385,000	6,828,247
Williams Partners LP
7.250% 02/01/17	6,290,000	7,492,346
Pipelines Total		26,659,549
Energy Total		61,793,849
Financials – 13.9%
Banks – 9.3%
ANZ National International Ltd.
6.200% 07/19/13 (a)	12,735,000	14,153,412
Barclays Bank PLC
3.900% 04/07/15	12,325,000	13,060,568
Canadian Imperial Bank of Commerce
1.450% 09/13/13	2,000,000	2,013,350
Capital One Financial Corp.
6.250% 11/15/13	9,160,000	10,187,505
Citigroup, Inc.
5.500% 10/15/14	14,000,000	15,190,966
6.500% 08/19/13	2,000,000	2,209,740

	Par ($)	Value ($)
Comerica Bank
0.418% 05/26/11 (11/26/10) (b)(c)	1,590,000	1,582,589
0.439% 05/24/11 (11/24/10) (b)(c)	2,000,000	1,990,786
Commonwealth Bank of Australia
3.750% 10/15/14 (a)	13,000,000	13,893,295
Credit Suisse/New York NY
5.000% 05/15/13	12,300,000	13,400,026
Goldman Sachs Group, Inc.
3.700% 08/01/15	10,000,000	10,231,110
ING Bank NV
1.157% 01/13/12 (10/13/10) (a)(b)(c)	12,500,000	12,490,400
JPMorgan Chase & Co.
1.039% 09/30/13 (12/30/10) (b)(c)	19,000,000	19,055,879
Keycorp
6.500% 05/14/13	7,925,000	8,685,332
Merrill Lynch & Co., Inc.
5.000% 01/15/15 (d)	17,200,000	18,317,518
Morgan Stanley
2.876% 05/14/13 (11/15/10) (b)(c)	10,015,000	10,206,206
Royal Bank of Scotland PLC
3.950% 09/21/15	11,315,000	11,433,298
Santander U.S. Debt SA Unipersonal
2.991% 10/07/13 (a)(e)	10,300,000	10,281,460
Svenska Handelsbanken AB
2.875% 09/14/12 (a)	12,155,000	12,505,684
U.S. Bank N.A.
6.300% 02/04/14	11,200,000	12,827,898
Wachovia Corp.
0.656% 08/01/13 (11/01/10) (b)(c)	11,010,000	10,855,409
2.236% 05/01/13 (11/01/10) (b)(c)	7,465,000	7,682,090
Banks Total		232,254,521
Diversified Financial Services – 1.7%
ERAC USA Finance LLC
5.600% 05/01/15 (a)	7,000,000	7,841,386
General Electric Capital Corp.
0.568% 05/08/13 (11/08/10) (b)(c)	30,510,000	29,847,140
Lehman Brothers Holdings, Inc.
3.950% 11/10/09 (f)	5,365,000	1,187,006
Woodside Finance Ltd.
8.125% 03/01/14 (a)	2,070,000	2,434,657
Diversified Financial Services Total		41,310,189

See Accompanying Notes to Financial Statements.

22

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Insurance – 2.0%
Berkshire Hathaway Finance Corp.
5.000% 08/15/13	8,327,000	9,213,026
Berkshire Hathaway, Inc.
0.834% 02/11/13 (11/12/10) (b)(c)	4,969,000	4,993,159
CNA Financial Corp.
5.850% 12/15/14	6,585,000	7,057,599
Lincoln National Corp.
4.750% 02/15/14	1,855,000	1,967,515
5.650% 08/27/12	5,300,000	5,668,663
Metropolitan Life Global Funding I
5.125% 04/10/13 (a)	10,650,000	11,591,407
Principal Life Income Funding Trusts
0.598% 11/08/13 (11/08/10) (b)(c)	4,500,000	4,443,129
Prudential Financial, Inc.
3.625% 09/17/12	2,000,000	2,078,420
4.500% 07/15/13	3,750,000	3,945,964
Insurance Total		50,958,882
Real Estate Investment Trusts (REITs) – 0.9%
Duke Realty LP
7.375% 02/15/15	6,340,000	7,228,443
Kimco Realty Corp.
4.300% 02/01/18	6,300,000	6,383,897
Simon Property Group LP
4.900% 01/30/14	7,760,000	8,388,855
Real Estate Investment Trusts (REITs) Total		22,001,195
Financials Total		346,524,787
Industrials – 1.2%
Aerospace & Defense – 0.1%
United Technologies Corp.
6.100% 05/15/12	1,719,000	1,857,955
Aerospace & Defense Total		1,857,955
Machinery – 0.3%
John Deere Capital Corp.
4.500% 04/03/13	6,215,000	6,716,948
Machinery Total		6,716,948
Miscellaneous Manufacturing – 0.6%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	6,002,000	7,426,485
Tyco International Finance SA
4.125% 10/15/14	2,000,000	2,176,866
6.000% 11/15/13	4,337,000	4,915,512
Miscellaneous Manufacturing Total		14,518,863

	Par ($)	Value ($)
Transportation – 0.2%
Burlington Northern Santa Fe Corp.
6.750% 07/15/11	5,405,000	5,668,024
Transportation Total		5,668,024
Industrials Total		28,761,790
Technology – 1.0%
Computers – 0.6%
Electronic Data Systems Corp.
6.000% 08/01/13	7,500,000	8,524,178
International Business Machines Corp.
6.500% 10/15/13	5,010,000	5,823,769
Computers Total		14,347,947
Networking & Telecom Equipment – 0.2%
Cisco Systems, Inc.
5.250% 02/22/11	5,095,000	5,187,984
Networking & Telecom Equipment Total		5,187,984
Software – 0.2%
Oracle Corp.
5.000% 01/15/11	6,625,000	6,707,295
Software Total		6,707,295
Technology Total		26,243,226
Utilities – 1.9%
Electric – 1.3%
Consolidated Edison Co. of New York, Inc.
4.875% 02/01/13	5,193,000	5,623,952
5.550% 04/01/14	265,000	300,314
National Rural Utilities Cooperative Finance Corp.
5.500% 07/01/13	9,325,000	10,440,140
Ohio Power Co.
5.750% 09/01/13	5,870,000	6,543,230
Pacific Gas & Electric Co.
4.200% 03/01/11	5,850,000	5,937,656
Sierra Pacific Power Co.
6.250% 04/15/12	4,200,000	4,489,342
Electric Total		33,334,634
Gas – 0.6%
Atmos Energy Corp.
5.125% 01/15/13	1,960,000	2,114,434
7.375% 05/15/11	3,875,000	4,019,844
Sempra Energy
8.900% 11/15/13	6,505,000	7,821,898
Gas Total		13,956,176
Utilities Total		47,290,810
Total Corporate Fixed-Income Bonds & Notes (cost of $711,475,412)		735,925,782

See Accompanying Notes to Financial Statements.

23

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

Collateralized Mortgage Obligations – 23.1%
	Par ($)	Value ($)
Agency – 19.0%
Federal Home Loan Mortgage Corp.
3.100% 08/15/19	4,789,119	4,900,823
3.200% 07/15/19	14,756,736	15,131,210
3.500% 01/15/17	1,403,582	1,430,613
4.000% 09/15/15	192,254	192,774
4.000% 08/15/16	584,988	596,167
4.000% 12/15/17	8,167,441	8,389,132
4.000% 12/15/17	17,020,186	17,979,395
4.250% 04/15/33	1,132,880	1,181,768
4.500% 03/15/17	470,628	478,717
4.500% 03/15/19	8,903,511	9,330,844
4.500% 07/15/22	15,443,855	16,144,118
4.500% 01/15/29	6,934,161	7,107,965
4.500% 11/15/32	6,074,018	6,423,158
4.500% 05/15/39	9,057,991	9,731,360
4.750% 08/15/19	15,840,357	16,595,744
4.750% 08/15/19	17,333,724	18,160,326
5.000% 07/15/17	7,424,187	8,038,538
5.000% 02/15/21	10,899,310	11,446,614
5.000% 10/15/34	2,740,169	2,832,571
5.000% 12/15/35	11,040,741	11,518,022
5.000% 10/15/36	18,073,459	18,865,750
5.000% 07/15/37	9,701,483	10,438,922
5.125% 10/15/15	1,131,185	1,145,167
5.350% 05/15/29	6,995,707	7,152,448
5.500% 08/15/13	254,715	261,515
5.500% 12/15/19	7,835,857	8,136,759
5.500% 11/15/21	1,117,798	1,129,218
5.500% 04/15/26	432,667	434,431
5.500% 12/15/26	864,355	867,193
5.500% 09/15/27	156,099	156,127
5.500% 10/15/27	850,945	855,124
5.500% 06/15/28	1,028,384	1,036,186
5.500% 11/15/28	1,349,575	1,376,478
5.500% 01/15/29	3,022,510	3,089,751
5.500% 10/15/29	1,161,974	1,175,861
5.500% 12/15/31	5,208,912	5,427,571
6.000% 09/15/27	1,294,248	1,296,380
7.000% 06/15/22	71,646	82,975
Federal National Mortgage Association
0.100% 05/25/23	769,014	685,152
3.000% 11/25/24	16,693,630	17,235,036
3.500% 03/25/18	6,015,658	6,244,611
3.750% 05/25/30	5,806,450	5,961,512
4.000% 01/25/19	3,914,610	4,158,888
4.000% 06/25/23	3,416,239	3,632,692
4.000% 11/25/23	17,545,700	18,413,183
4.250% 03/25/22	2,797,240	2,893,545
4.500% 11/25/21	3,421,329	3,576,307

	Par ($)	Value ($)
4.500% 03/25/23	10,669,611	11,296,219
4.500% 12/25/23	7,806,848	8,314,284
4.500% 09/25/24	24,102,710	25,213,801
4.500% 10/25/39	21,409,900	21,969,163
5.000% 12/25/16	1,328,906	1,345,000
5.000% 12/25/17	1,018,924	1,030,981
5.000% 11/25/24	7,180,649	7,475,513
5.000% 04/25/31	1,102,179	1,129,844
5.000% 05/25/32	2,747,911	2,891,959
5.000% 07/25/33	16,247,297	16,973,237
5.000% 09/25/33	2,720,331	2,881,236
5.500% 12/25/29	4,233,057	4,343,877
5.500% 06/25/30	894,810	919,456
5.500% 01/25/33	12,601,343	12,963,653
5.500% 05/25/33	4,983,745	5,272,244
Government National Mortgage Association
4.000% 06/20/37	7,454,815	7,746,986
4.000% 05/16/39	20,912,882	21,443,819
4.000% 08/20/39	9,749,321	10,244,890
4.500% 01/16/31	2,507,154	2,680,453
4.500% 03/20/33	7,163,392	7,668,343
4.500% 08/20/35	243,413	251,954
4.500% 05/20/39	5,211,484	5,444,795
5.000% 05/16/27	242,063	254,216
Agency Total		473,094,564
Non-Agency – 4.1%
Bank of America Mortgage Securities
3.059% 03/25/34 (10/01/10) (b)(c)	2,316,312	2,223,368
BCAP LLC Trust
4.000% 01/26/37 (10/01/10) (a)(b)(c)	14,494,579	14,349,634
5.000% 12/26/36 (10/01/10) (a)(b)(c)	9,404,330	9,427,841
6.000% 05/26/37 (10/01/10) (a)(b)(c)	8,639,881	8,657,785
Countrywide Alternative Loan Trust
0.656% 03/25/34 (10/25/10) (b)(c)	212,585	201,750
Countrywide Home Loan Mortgage Pass Through Trust
0.756% 03/25/34 (10/25/10) (b)(c)	846,275	774,063
Credit Suisse Mortgage Capital Certificates
5.000% 12/27/36 (a)	11,174,495	11,202,431
5.000% 06/27/37 (10/01/10) (a)(b)(c)	3,655,775	3,648,829
5.200% 04/27/36 (10/01/10) (a)(b)(c)	2,453,561	2,453,561
5.540% 10/27/37 (10/01/10) (a)(b)(c)	9,299,274	9,415,515

See Accompanying Notes to Financial Statements.

24

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

Collateralized Mortgage Obligations (continued)
	Par ($)	Value ($)
6.000% 08/27/37 (10/01/10) (a)(b)(c)	11,131,853	11,277,958
6.000% 01/27/47 (a)	5,396,682	5,511,362
6.250% 12/27/36 (a)	6,143,256	6,354,596
GMAC Mortgage Corporation Loan Trust
0.756% 05/25/18 (10/25/10) (b)(c)	1,022,640	951,890
Residential Accredit Loans, Inc.
0.856% 07/25/32 (10/25/10) (b)(c)	19,985	13,703
Structured Asset Securities Corp.
5.500% 05/25/33	170,804	175,589
5.500% 07/25/33	70,598	72,390
5.750% 04/25/33	1,107,838	1,135,552
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	1,604,949	1,505,787
Wells Fargo Mortgage Backed Securities Trust
3.424% 04/25/36 (10/01/10) (b)(c)	3,428,663	3,146,199
4.500% 08/25/18	179,301	182,640
Wells Fargo Mortgage Loan Trust
5.619% 12/27/46 (10/01/10) (a)(b)(c)	8,811,006	8,912,685
Non-Agency Total		101,595,128
Total Collateralized Mortgage Obligations (cost of $571,012,312)		574,689,692
Asset-Backed Securities – 14.5%
AmeriCredit Automobile Receivables Trust
1.220% 10/08/13	6,200,000	6,220,782
4.630% 06/06/12	2,423,416	2,425,154
5.020% 11/06/12	2,533,642	2,535,624
5.210% 09/06/13	1,367,061	1,396,948
5.420% 08/08/11	1,050,083	1,051,067
5.420% 05/07/12	883,010	883,780
5.530% 01/06/14	23,888,000	24,467,215
5.560% 06/06/14	12,110,669	12,759,044
5.640% 09/06/13	5,601,582	5,688,606
5.680% 12/12/12	4,453,905	4,536,014
Americredit Prime Automobile Receivable
5.220% 06/08/12	1,478,738	1,482,598
Amresco Residential Securities Mortgage Loan Trust
0.736% 07/25/28 (10/25/10) (b)(c)	14,774	10,283
Arizona Educational Loan Marketing Corp.
0.517% 12/01/23	8,842,105	8,740,333
BMW Floorplan Master Owner Trust
1.407% 09/15/14 (10/15/10) (a)(b)(c)	15,000,000	15,189,954

	Par ($)	Value ($)
BMW Vehicle Lease Trust
2.910% 03/15/12	4,376,816	4,419,488
Capital Auto Receivables Asset Trust
5.300% 05/15/14	1,750,000	1,809,526
5.420% 12/15/14	3,070,000	3,285,071
Chrysler Financial Auto Securitization Trust
2.820% 01/15/16	14,405,000	14,676,023
CitiFinancial Auto Issuance Trust
2.590% 10/15/13 (a)	15,000,000	15,248,688
Cityscape Home Equity Loan Trust
7.380% 07/25/28 (10/01/10) (b)(c)	607,686	576,399
7.410% 05/25/28	7,173	7,092
CPS Auto Trust
5.330% 11/15/12 (a)	3,858,943	3,864,659
Daimler Chrysler Auto Trust
4.940% 02/08/12	948,546	949,440
EFS Volunteer LLC
1.389% 10/26/26 (10/25/10) (a)(b)(c)	15,000,000	15,007,250
Fifth Third Auto Trust
4.070% 01/17/12	909,363	911,016
First Alliance Mortgage Loan Trust
6.680% 06/25/25	51,477	50,725
8.225% 09/20/27	172,892	143,916
Ford Credit Auto Owner Trust
5.240% 07/15/12	1,097,500	1,129,661
Ford Credit Floorplan Master Owner Trust
1.907% 12/15/14 (10/15/10) (a)(b)(c)	10,000,000	10,206,632
Franklin Auto Trust
5.360% 05/20/16	2,498,000	2,559,259
GS Auto Loan Trust
5.480% 12/15/14	11,340,000	11,679,136
Household Automotive Trust
5.340% 09/17/13	2,423,528	2,459,517
IMC Home Equity Loan Trust
7.080% 08/20/28	7,519	7,325
7.500% 04/25/26	128,519	129,878
7.520% 08/20/28	785,262	793,641
Keycorp Student Loan Trust
0.369% 06/27/25	13,877,840	13,234,902
0.619% 12/27/29 (12/27/10) (b)(c)	14,200,600	13,549,815
0.748% 08/25/27 (11/25/10) (b)(c)	12,311,999	11,946,237
Long Beach Auto Receivables Trust
4.250% 04/15/12	605,971	606,659
4.522% 06/15/12	744,191	745,120
5.500% 05/15/13	705,659	706,827

See Accompanying Notes to Financial Statements.

25

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

Asset-Backed Securities (continued)
	Par ($)	Value ($)
Marriott Vacation Club Owner Trust
4.809% 07/20/31 (a)	7,663,733	7,953,417
Merrill Auto Trust Securitization
5.500% 03/15/12	1,732,796	1,752,737
MMCA Automobile Trust
3.930% 03/15/13 (a)	5,800,000	5,941,343
National Collegiate Student Loan Trust 0.406% 07/25/26
(10/25/10) (b)(c)	12,000,000	10,378,042
Navistar Financial Corp. Owner Trust
1.470% 10/18/12 (a)	10,000,000	10,036,548
Nissan Auto Receivables Owner Trust
4.280% 06/16/14	2,768,771	2,839,722
Novastar Home Equity Loan
1.036% 05/25/33 (10/25/10) (b)(c)	2,093,373	1,641,540
Residential Funding Mortgage Securities II, Inc.
0.546% 08/25/33 (10/25/10) (b)(c)	14,281	9,963
Santander Drive Auto Receivables Trust
0.950% 08/15/13	8,575,000	8,576,311
1.360% 03/15/13	7,675,000	7,684,882
SLM Student Loan Trust
0.352% 03/15/17 (12/15/10) (b)(c)	87,889	87,671
0.372% 12/15/20 (12/15/10) (b)(c)	5,314,826	5,291,257
0.498% 07/25/17 (10/25/10) (b)(c)	11,814,973	11,754,702
0.977% 09/15/20 (12/15/10) (b)(c)	12,802,258	11,747,697
Terwin Mortgage Trust
1.156% 07/25/34 (10/25/10) (b)(c)	797,807	731,507
Triad Auto Receivables Owner Trust
0.317% 02/12/14 (10/12/10) (b)(c)	12,361,153	12,181,425
5.310% 05/13/13	11,405,592	11,651,372
UPFC Auto Receivables Trust
5.530% 07/15/13	5,393,727	5,457,939
Volkswagen Auto Lease Trust
3.410% 04/16/12	24,870,000	25,265,057
Total Asset-Backed Securities (cost of $357,501,760)		359,074,436
Government & Agency Obligations – 11.8%
Foreign Government Obligations – 2.4%
Financement-Quebec
5.000% 10/25/12	11,146,000	12,030,837

	Par ($)	Value ($)
Morocco Government AID Bond
0.463% 05/01/23 (10/05/10) (b)(c)(g)	1,105,000	1,049,750
Nova Scotia Province
5.750% 02/27/12	10,493,000	11,246,177
Petroleos Mexicanos
4.875% 03/15/15 (a)	7,000,000	7,550,361
Province of Ontario
4.100% 06/16/14	13,175,000	14,473,159
Svensk Exportkredit AB
4.875% 09/29/11	13,090,000	13,652,765
Foreign Government Obligations Total		60,003,049
U.S. Government Obligations – 9.4%
U.S. Treasury Inflation Indexed Note
3.000% 07/15/12	42,437,850	45,063,692
U.S. Treasury Notes
0.875% 03/31/11 (h)	1,750,000	1,755,742
1.375% 03/15/13	160,000,000	163,288,000
1.875% 06/30/15	22,630,000	23,319,513
U.S. Government Obligations Total		233,426,947
Total Government & Agency Obligations (cost of $272,454,340)		293,429,996
Mortgage-Backed Securities – 10.0%
Federal Home Loan Mortgage Corp.
2.395% 04/01/35 (10/01/10) (b)(c)	455,797	470,968
2.642% 03/01/34 (10/01/10) (b)(c)	832,870	867,578
4.000% 05/01/11	1,456,583	1,474,561
4.000% 05/01/24	4,954,805	5,179,541
4.000% 07/01/24	13,592,106	14,208,605
4.500% 11/01/20	1,616,354	1,713,804
4.500% 03/01/21	3,169,624	3,355,561
4.500% 05/01/23	11,587,309	12,200,815
4.500% 05/01/24	3,449,871	3,629,834
4.500% 06/01/24	7,885,999	8,297,373
4.500% 08/01/24	29,772,496	31,325,585
4.500% 10/01/24	5,701,245	5,998,652
4.500% 06/01/25	122,130	128,501
5.000% 09/01/22	9,037,532	9,590,371
5.000% 01/01/24	2,224,861	2,360,959
5.000% 02/01/24	3,646,056	3,869,091
5.500% 05/01/17	64,255	69,312
5.500% 09/01/17	240,427	259,349
5.500% 01/01/19	5,920	6,397
5.500% 07/01/19	306,192	330,865
5.500% 12/01/20	3,300,750	3,564,662
5.500% 01/01/21	5,801,003	6,264,824

See Accompanying Notes to Financial Statements.

26

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
5.500% 02/01/21	5,591,527	6,020,252
5.505% 01/01/36 (10/01/10) (b)(c)	1,302,843	1,373,457
5.863% 07/01/36 (10/01/10) (b)(c)	50,429	53,918
6.000% 03/01/17	29,444	31,950
6.000% 04/01/17	35,104	38,092
6.000% 06/01/17	2,130	2,311
6.000% 08/01/17	101,261	109,880
6.000% 08/01/21	833,479	904,809
6.000% 09/01/21	315,518	342,520
6.000% 10/01/21	3,498,168	3,797,543
7.500% 09/01/15	32,389	34,949
8.500% 07/01/30	20,158	23,449
TBA:
4.500% 10/01/25 (e)	9,265,000	9,742,722
5.000% 10/01/25 (e)	12,000,000	12,721,116
Federal National Mortgage Association
2.055% 06/01/33 (10/01/10) (b)(c)	1,373,895	1,398,815
2.438% 04/01/34 (10/01/10) (b)(c)	1,163,242	1,214,246
2.510% 01/01/35 (10/01/10) (b)(c)	1,114,823	1,160,415
2.548% 03/01/34 (10/01/10) (b)(c)	1,290,342	1,349,814
2.689% 06/01/34 (10/01/10) (b)(c)	882,493	922,176
2.765% 07/01/34 (10/01/10) (b)(c)	1,506,715	1,579,365
4.500% 11/01/14	1,056,157	1,095,346
4.500% 07/01/24	4,921,568	5,187,666
4.826% 06/01/35 (10/01/10) (b)(c)	1,908,467	2,000,237
4.983% 07/01/35 (10/01/10) (b)(c)	1,424,545	1,514,915
5.000% 07/01/22	10,586,252	11,233,001
5.000% 08/01/24	6,195,061	6,572,918
5.000% 03/01/25	11,046,823	11,720,605
5.500% 05/01/21	733,775	790,552
5.500% 11/01/21	3,355,674	3,615,326
5.500% 10/01/23	3,793,668	4,085,813
5.500% 01/01/24	5,526,941	5,952,562
5.500% 10/01/24	2,860,449	3,080,727
5.694% 10/01/35 (10/01/10) (b)(c)	908,655	972,442
5.698% 04/01/36 (10/01/10) (b)(c)	1,514,837	1,600,099
5.728% 07/01/36 (10/01/10) (b)(c)	67,643	72,340

	Par ($)	Value ($)
6.000% 03/01/37	1,481,596	1,587,735
6.230% 09/01/37 (10/01/10) (b)(c)	755,971	816,957
6.500% 03/01/12	4,183	4,527
7.500% 08/01/15	22,663	24,684
7.500% 10/01/28	1,208,552	1,375,390
7.500% 01/01/29	393,890	448,266
8.000% 05/01/15	47,461	51,725
8.000% 01/01/16	91,808	99,647
8.000% 08/01/30	15,402	17,849
8.000% 05/01/31	52,099	60,378
8.000% 07/01/31	23,158	26,852
9.000% 04/01/16	380	383
TBA,
4.500% 10/01/25 (e)	24,000,000	25,237,488
Government National Mortgage Association
1.000% 03/20/30 (10/01/10) (b)(c)	49,009	50,610
3.375% 04/20/22 (10/01/10) (b)(c)	1,332,603	1,374,740
3.375% 06/20/29 (10/01/10) (b)(c)	180,095	185,790
3.625% 07/20/18 (10/01/10) (b)(c)	231,208	239,078
6.500% 09/15/13	14,694	15,953
6.500% 03/15/32	1,737	1,939
6.500% 11/15/33	219,810	244,870
7.000% 11/15/13	21,938	23,297
7.000% 04/15/29	57,365	65,515
7.000% 08/15/29	2,879	3,288
8.000% 10/15/17	210,893	233,169
Small Business Administration
0.875% 06/25/22 (10/01/10) (b)(c)	153,302	153,804
Total Mortgage-Backed Securities (cost of $243,050,902)		249,827,490
Commercial Mortgage-Backed Securities – 9.2%
Bear Stearns Commercial Mortgage Securities, Inc.
4.060% 08/15/38	6,677,893	6,761,468
5.280% 10/12/42 (10/01/10) (b)(c)	17,850,000	18,942,318
5.382% 12/11/40	11,000,000	11,869,618
5.882% 09/11/38 (10/01/10) (b)(c)	3,500,000	3,862,723
6.480% 02/15/35	621,714	630,337
Citigroup Commercial Mortgage Trust
4.755% 05/15/43	12,540,899	13,189,937
Credit Suisse First Boston Mortgage Securities Corp.
3.727% 03/15/35	347,740	355,835

See Accompanying Notes to Financial Statements.

27

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

Commercial Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
4.302% 07/15/36	419,726	419,417
4.681% 04/15/37	14,543,650	15,163,183
5.100% 08/15/38 (10/01/10) (b)(c)	6,000,000	6,402,907
Credit Suisse Mortgage Capital Certificates
5.250% 03/15/39	2,208,486	2,225,064
CW Capital Cobalt Ltd.
5.324% 05/15/46	813,696	835,441
First Union National Bank Commercial Mortgage
6.141% 02/12/34	4,118,706	4,312,267
GE Capital Commercial Mortgage Corp.
4.599% 06/10/48	2,435,828	2,564,323
4.970% 08/11/36	2,075,788	2,144,760
6.070% 06/10/38	14,600,000	15,186,882
6.531% 05/15/33	6,908,894	7,003,640
Greenwich Capital Commercial Funding Corp.
4.533% 01/05/36	6,214,016	6,430,173
4.619% 08/10/42	5,029,211	5,253,215
JPMorgan Chase Commercial Mortgage Securities Corp.
4.659% 07/15/42	12,193,562	12,843,215
4.914% 07/12/37	1,385,927	1,401,288
4.980% 02/15/51	2,522,539	2,580,899
5.017% 02/12/51	309,148	310,087
5.201% 08/12/37 (10/01/10) (b)(c)	11,275,581	11,918,608
5.320% 06/12/47	1,146,450	1,171,770
5.338% 05/12/45	1,199,367	1,205,057
5.506% 12/12/44 (10/01/10) (b)(c)	9,603,616	10,322,085
5.822% 05/12/34	865,839	886,307
6.062% 04/15/45	3,000,000	3,225,804
JPMorgan Commercial Mortgage Finance Corp.
6.812% 01/15/30	2,301,443	2,329,899
LB-UBS Commercial Mortgage Trust
4.095% 03/15/27	3,039,191	3,116,998
5.007% 04/15/30	2,124,474	2,248,950
5.391% 02/15/40	3,245,207	3,303,150
5.403% 02/15/40	5,526,335	5,941,771
5.611% 04/15/41	3,080,330	3,207,659
5.642% 12/15/25	977,088	993,752
6.653% 11/15/27	6,222,692	6,311,945
Merrill Lynch Mortgage Investors, Inc.
I.O., 0.576% 12/15/30 (10/01/10) (b)(c)	4,100,731	78,328
Morgan Stanley Capital I
5.257% 12/15/43	943,744	952,187
5.380% 04/15/49	14,986,450	15,396,535
Morgan Stanley Dean Witter Capital I
6.390% 10/15/35	3,281,267	3,422,339
6.540% 02/15/31	177,569	177,821

	Par ($)	Value ($)
Nationslink Funding Corp.
7.104% 01/22/26	8,872,137	9,753,600
Prudential Securities Secured Financing Corp.
7.623% 06/16/31 (10/01/10) (b)(c)	1,066,707	1,066,115
Salomon Brothers Mortgage Securities VII
6.428% 12/18/35	829,317	840,874
Wachovia Bank Commercial Mortgage Trust
5.037% 03/15/42	665,773	703,178
Total Commercial Mortgage-Backed Securities (cost of $226,888,601)		229,263,729
Short-Term Obligation – 2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/14, market value $53,703,763 (repurchase proceeds $52,646,336)	52,646,000	52,646,000
Total Short-Term Obligation (cost of $52,646,000)		52,646,000
Total Investments – 100.3% (cost of $2,449,722,851) (i)		2,494,857,125
Other Assets & Liabilities, Net – (0.3)%		(7,617,351)
Net Assets – 100.0%		2,487,239,774

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $301,657,151, which represents 12.1% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(c)  Parenthetical date represents the next interest rate reset date for the security.

(d)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Interest Income	Value, end of period
Merrill Lynch & Co., Inc. 6.150% 04/25/13	$2,153,404	$—	$—	$10,250	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)  Security purchased on a delayed delivery basis.

See Accompanying Notes to Financial Statements.

28

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

(f)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of this security amounted to $1,187,006, which represents less than 0.1% of net assets.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of this security amounted to $1,049,750, which represents less than 0.1% of net assets.

(h)  The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2010, the total market value of securities pledged amounted to $1,755,742

(i)  Cost for federal income tax purposes is $2,449,722,851.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$735,925,782	$—	$735,925,782
Total Collateralized Mortgage Obligations	—	574,689,692	—	574,689,692
Total Asset-Backed Securities	—	359,074,436	—	359,074,436
Government & Agency Obligations
Foreign Governmment Obligations	—	58,953,299	1,049,750	60,003,049
U.S. Government Obligations	233,426,947	—	—	233,426,947
Total Government & Agency Obligations	233,426,947	58,953,299	1,049,750	293,428,996

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$47,701,326	$202,126,164	$—	$249,827,490
Total Commercial Mortgage-Backed Securities	—	229,263,729	—	229,263,729
Total Short-Term Obligations	—	52,646,000	—	52,646,000
Total Investments	281,128,273	2,212,679,102	1,049,750	2,494,857,125
Unrealized Depreciation on Futures Contracts	(1,207,638)	—	—	(1,207,638)
Total	$279,920,635	$2,212,679,102	$1,049,750	$2,493,649,487

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

Certain Government & Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors including, but not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

The following table reconciles asset balances for the six month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Government & Agency Obligations
Foreign Government Obligations	$—	$755	$1,167	$32,356	$—	$(42,500)	$1,057,972	$—	$1,049,750

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $32,356. This amount is included in net change in unrealized appreciation (depreciation) on the Statements of Changes in Net Assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$1,057,972	$1,057,972	$—

Financial Assets were transferred from Level 2 to Level 3 as the result of the pricing services discontinuing coverage of the securities. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

29

Columbia Short Term Bond Fund

September 30, 2010 (Unaudited)

At September 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,275	$279,842,579	$279,340,387	Dec-2010	$(502,192)
5-Year U.S. Treasury Notes	570	68,894,297	68,188,851	Dec-2010	(705,446)
					$(1,207,638)

At September 30, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	29.6
Collateralized Mortgage Obligations	23.1
Asset-Backed Securities	14.5
Government & Agency Obligations	11.8
Mortgage-Backed Securities	10.0
Commercial Mortgage-Backed Securities	9.2
98.2
Short-Term Obligation	2.1
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
I.O.	Interest Only
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

30

Investment Portfolio – Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 92.8%
	Par (a)	Value ($)
Basic Materials – 8.6%
Chemicals – 4.0%
Agricultural Chemicals – 0.3%
CF Industries, Inc.
6.875% 05/01/18	1,245,000	1,339,931
7.125% 05/01/20	1,000,000	1,093,750
		2,433,681
Chemicals-Diversified – 3.2%
Georgia Gulf Corp.
9.000% 01/15/17 (b)	3,300,000	3,456,750
INVISTA
9.250% 05/01/12 (b)	3,138,000	3,177,225
Koppers, Inc.
7.875% 12/01/19	2,435,000	2,538,488
NOVA Chemicals Corp.
3.748% 11/15/13 (11/15/10) (c)(d)	4,425,000	4,231,406
6.500% 01/15/12	3,975,000	4,134,000
8.375% 11/01/16	2,020,000	2,126,050
Olin Corp.
8.875% 08/15/19	2,945,000	3,187,963
Westlake Chemical Corp.
6.625% 01/15/16	3,190,000	3,213,925
		26,065,807
Chemicals-Specialty – 0.3%
Huntsman International LLC
5.500% 06/30/16	2,160,000	2,068,200
		2,068,200
Chemicals Total		30,567,688
Forest Products & Paper – 4.2%
Forestry – 0.2%
Weyerhaeuser Co.
6.950% 10/01/27	1,965,000	1,938,052
		1,938,052
Paper & Related Products – 4.0%
ABI Escrow Corp.
10.250% 10/15/18 (b)	3,255,000	3,311,962
Bowater, Inc.
9.375% 12/15/21 (e)	2,945,000	839,325
Domtar Corp.
7.875% 10/15/11	5,005,000	5,280,275
Georgia-Pacific LLC
7.000% 01/15/15 (b)	4,750,000	4,940,000
7.750% 11/15/29	757,000	794,850

	Par (a)		Value ($)
8.000% 01/15/24		921,000	1,033,823
8.125% 05/15/11		1,485,000	1,540,687
8.875% 05/15/31		6,745,000	7,689,300
Smurfit Capital Funding PLC
7.500% 11/20/25		7,825,000	7,003,375
			32,433,597
Forest Products & Paper Total			34,371,649
Iron/Steel – 0.3%
Steel-Producers – 0.3%
Ryerson, Inc.
12.000% 11/01/15		1,930,000	1,987,900
			1,987,900
Iron/Steel Total			1,987,900
Metals & Mining – 0.3%
Metal-Diversified – 0.3%
Allegheny Technologies, Inc.
8.375% 12/15/11		2,320,000	2,444,336
			2,444,336
Metals & Mining Total			2,444,336
Basic Materials Total			69,371,573
Communications – 13.8%
Advertising – 0.1%
Advertising Agencies – 0.1%
Interpublic Group of Companies, Inc.
6.250% 11/15/14		1,171,000	1,244,187
			1,244,187
Advertising Total			1,244,187
Media – 5.3%
Cable TV – 4.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
8.000% 04/30/12 (b)		5,230,000	5,543,800
Charter Communications Term Loan C Extended
3.790% 09/06/16		3,651,322	3,561,156
Charter Term Loan Incremental Term Loan
2.260% 03/06/14 (c)(f)		450,913	438,650
CSC Holdings, Inc.
6.750% 04/15/12		3,960,000	4,143,150
Rainbow National Services LLC
8.750% 09/01/12 (b)		4,605,000	4,622,269
10.375% 09/01/14 (b)		1,556,000	1,618,240
Shaw Communications, Inc.
7.500% 11/20/13	CAD	6,060,000	6,696,156

See Accompanying Notes to Financial Statements.

31

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Videotron Ltee
6.375% 12/15/15	665,000	679,962
6.875% 01/15/14	5,860,000	5,947,900
		33,251,283
Multimedia – 0.8%
Lamar Media Corp.
6.625% 08/15/15	4,320,000	4,377,656
7.875% 04/15/18	1,995,000	2,094,750
		6,472,406
Publishing-Newspapers – 0.2%
Morris Publishing Group LLC
PIK, 10.000% 09/01/14	1,795,982	1,715,163
		1,715,163
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc.
PIK, 11.500% 07/15/11 (10/15/10) (c)(d)(g)	691,865	18,058
		18,058
Television – 0.2%
CW Media Holdings, Inc.
13.500% 08/15/15 (b)	1,015,000	1,159,638
ION Media Networks, Inc.
PIK, 10.070% 01/15/13 (b)(e)(g)	1,254,550	125
		1,159,763
Media Total		42,616,673
Telecommunication Services – 8.4%
Cellular Telecommunications – 1.0%
iPCS, Inc.
2.591% 05/01/13 (11/01/10) (c)(d)	1,120,000	1,064,000
MetroPCS Wireless, Inc.
7.875% 09/01/18	1,585,000	1,632,550
Millicom International Cellular SA
10.000% 12/01/13	5,115,000	5,262,056
		7,958,606
Media – 1.3%
Nielsen Finance LLC
2.258% 08/09/13 (10/12/10) (c)(d)(f)	465,000	447,752
2.258% 08/09/13 (10/12/10) (c)(d)(f)	3,912,549	3,767,425
10.000% 08/01/14	975,000	1,024,969

	Par (a)	Value ($)
Quebecor Media, Inc.
7.750% 03/15/16	5,025,000	5,182,031
9.750% 01/15/49 (g)	1,885,000	98,020
		10,520,197
Satellite Telecommunications – 1.7%
Inmarsat Finance PLC
7.375% 12/01/17 (b)	1,635,000	1,708,575
Intelsat Subsidiary Holding Co., Ltd.
8.500% 01/15/13	10,785,000	10,906,331
8.875% 01/15/15 (b)	915,000	942,450
		13,557,356
Telecommunication Equipment – 0.5%
Lucent Technologies, Inc.
6.450% 03/15/29	4,825,000	3,510,188
6.500% 01/15/28	920,000	664,700
		4,174,888
Telecommunication Services – 2.8%
American Tower Corp.
7.250% 05/15/19	1,405,000	1,652,631
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.750% 05/01/17 (b)	5,845,000	6,458,725
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000% 12/01/15 (b)	3,145,000	3,396,600
GCI, Inc.
7.250% 02/15/14	3,225,000	3,289,500
8.625% 11/15/19	1,800,000	1,921,500
Sable International Finance Ltd.
7.750% 02/15/17 (b)	3,765,000	3,972,075
tw telecom holdings, Inc.
8.000% 03/01/18	1,544,000	1,617,340
		22,308,371
Telephone-Integrated – 1.1%
Sprint Capital Corp.
8.750% 03/15/32	3,445,000	3,617,250
Virgin Media Finance PLC
8.375% 10/15/19	1,395,000	1,531,013
9.125% 08/15/16	1,115,000	1,193,050
9.500% 08/15/16	2,580,000	2,915,400
		9,256,713
Telecommunication Services Total		67,776,131
Communications Total		111,636,991
Consumer Cyclical – 14.3%
Airlines – 0.0%
Delta Air Lines, Inc.
2.875% 02/06/24 (h)	1,555,000	27,368
2.875% 02/18/49 (h)	905,000	15,928

See Accompanying Notes to Financial Statements.

32

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
8.000% 06/03/23 (h)	2,885,000	50,776
8.000% 06/03/49 (h)	2,256,000	39,706
8.300% 12/15/29 (h)	1,023,000	17,903
9.250% 03/15/49 (h)	715,000	12,513
9.750% 05/15/49 (h)	2,335,000	40,862
10.000% 08/15/49 (h)	1,945,000	34,038
10.375% 12/15/22 (h)	2,990,000	52,325
10.375% 02/01/49 (h)	4,295,000	75,162
Northwest Airlines, Inc.
7.625% 11/15/23 (h)	2,552,500	6,381
7.875% 03/15/13 (h)	2,390,800	6,216
8.700% 03/15/49 (h)	260,000	676
8.875% 06/01/49 (h)	971,900	2,527
9.875% 03/15/37 (h)	4,278,500	11,124
10.000% 02/01/49 (h)	2,426,300	6,308
Airlines Total		399,813
Apparel – 0.8%
Apparel Manufacturers – 0.3%
Hanesbrands, Inc.
8.000% 12/15/16	1,835,000	1,938,219
		1,938,219
Textile-Apparel – 0.5%
Unifi, Inc.
11.500% 05/15/14	3,984,000	4,163,280
		4,163,280
Apparel Total		6,101,499
Auto Manufacturers – 1.1%
Auto-Cars/Light Trucks – 1.0%
Ford Holdings LLC
9.300% 03/01/30	870,000	967,875
Ford Motor Co.
3.010% 12/15/13 (10/15/10) (c)(d)(f)	7,641,776	7,487,748
		8,455,623
Auto-Medium & Heavy Duty Trucks – 0.1%
Oshkosh Corp.
8.500% 03/01/20	580,000	627,850
		627,850
Auto Manufacturers Total		9,083,473
Auto Parts & Equipment – 2.5%
Auto/Truck Parts & Equipment-Original – 1.4%
Collins & Aikman Products Co.
12.875% 08/15/12 (b)(g)(i)	6,910,000	691
Lear Corp.
7.875% 03/15/18	455,000	482,300

	Par (a)	Value ($)
8.125% 03/15/20	360,000	384,750
8.750% 12/01/16 (g)(h)	1,595,000	2,393
Tenneco Automotive, Inc.
7.750% 08/15/18 (b)	1,590,000	1,629,750
8.125% 11/15/15	2,670,000	2,793,487
8.625% 11/15/14	755,000	773,875
Titan International, Inc.
7.875% 10/01/17 (b)	1,620,000	1,636,200
TRW Automotive, Inc.
7.000% 03/15/14 (b)	3,180,000	3,354,900
		11,058,346
Auto/Truck Parts & Equipment-Replacement – 0.4%
Affinia Group, Inc.
9.000% 11/30/14	1,470,000	1,514,100
10.750% 08/15/16 (b)	1,000,000	1,112,500
Allison Transmission
PIK, 11.250% 11/01/15 (b)	679,800	737,583
		3,364,183
Rubber-Tires – 0.7%
Cooper Tire & Rubber Co.
7.625% 03/15/27	855,000	799,425
Goodyear Tire & Rubber Co.
8.250% 08/15/20	2,815,000	2,962,787
10.500% 05/15/16	1,815,000	2,055,488
		5,817,700
Auto Parts & Equipment Total		20,240,229
Distribution/Wholesale – 0.6%
ACE Hardware Corp.
9.125% 06/01/16 (b)	3,055,000	3,261,213
American Tire Distributors, Inc.
9.750% 06/01/17 (b)	1,525,000	1,624,125
Distribution/Wholesale Total		4,885,338
Entertainment – 3.8%
Casino Services – 0.9%
American Casino & Entertainment Properties LLC
11.000% 06/15/14	1,460,000	1,423,500
Greektown Superholdings, Inc.
13.000% 07/01/15 (b)	2,045,000	2,219,581
Peninsula Gaming LLC
8.375% 08/15/15	1,500,000	1,560,000
10.750% 08/15/17	2,285,000	2,413,532
		7,616,613
Gambling (Non-Hotel) – 2.1%
Global Cash Access LLC
8.750% 03/15/12	932,000	922,680

See Accompanying Notes to Financial Statements.

33

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Isle of Capri Casinos, Inc.
7.000% 03/01/14	1,016,000	919,480
Jacobs Entertainment, Inc.
9.750% 06/15/14	3,955,000	3,618,825
Mohegan Tribal Gaming Authority
6.125% 02/15/13	2,180,000	1,724,925
Penn National Gaming, Inc.
6.750% 03/01/15	3,755,000	3,755,000
Pinnacle Entertainment, Inc.
7.500% 06/15/15	2,925,000	2,829,937
Seminole Hard Rock Entertainment, Inc.
2.792% 03/15/14 (12/15/10) (b)(c)(d)	3,280,000	2,878,200
		16,649,047
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
9.300% 07/01/15 (g)	174,231	173,011
		173,011
Professional Sports – 0.4%
MU Finance PLC
8.375% 02/01/17 (b)	3,115,000	3,037,125
		3,037,125
Racetracks – 0.2%
Speedway Motorsports, Inc.
8.750% 06/01/16	1,780,000	1,922,400
		1,922,400
Resorts/Theme Parks – 0.2%
Vail Resorts, Inc.
6.750% 02/15/14	1,580,000	1,613,575
		1,613,575
Entertainment Total		31,011,771
Housewares – 0.3%
Libbey Glass, Inc.
10.000% 02/15/15 (b)	2,620,000	2,816,500
Housewares Total		2,816,500
Leisure Time – 0.3%
Leisure & Recreational Products – 0.1%
Brunswick Corp.
11.250% 11/01/16 (b)	770,000	887,425
		887,425
Recreational Centers – 0.2%
Town Sports International, Inc.
11.000% 02/01/14	1,690,000	1,601,275
		1,601,275
Leisure Time Total		2,488,700

	Par (a)	Value ($)
Lodging – 1.7%
Casino Hotels – 0.5%
Ameristar Casinos, Inc.
9.250% 06/01/14	1,360,000	1,451,800
FireKeepers Development Authority
13.875% 05/01/15 (b)	545,000	634,925
MGM Resorts International
13.000% 11/15/13	412,000	484,100
Seneca Gaming Corp.
7.250% 05/01/12	1,275,000	1,255,875
		3,826,700
Hotels & Motels – 1.2%
Host Hotels & Resorts LP
6.375% 03/15/15	1,635,000	1,673,831
6.750% 06/01/16	2,220,000	2,300,475
6.875% 11/01/14	1,090,000	1,125,425
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	2,190,000	2,354,250
7.875% 05/01/12	2,345,000	2,515,013
		9,968,994
Lodging Total		13,795,694
Office Furnishings – 0.2%
Interface, Inc.
11.375% 11/01/13	1,200,000	1,362,000
Office Furnishings Total		1,362,000
Retail – 3.0%
Retail-Apparel/Shoe – 0.2%
Phillips-Van Heusen Corp.
7.375% 05/15/20	1,540,000	1,622,775
		1,622,775
Retail-Automobiles – 1.0%
Asbury Automotive Group, Inc.
7.625% 03/15/17	2,298,000	2,240,550
8.000% 03/15/14	555,000	560,550
AutoNation, Inc.
6.750% 04/15/18	1,680,000	1,722,000
Sonic Automotive, Inc.
8.625% 08/15/13	355,000	361,212
9.000% 03/15/18	230,000	238,625
United Auto Group, Inc.
7.750% 12/15/16	3,320,000	3,241,150
		8,364,087
Retail-Miscellaneous/Diversified – 0.7%
Sally Holdings LLC
9.250% 11/15/14	1,945,000	2,047,112
Susser Holdings LLC
8.500% 05/15/16	3,110,000	3,234,400
		5,281,512

See Accompanying Notes to Financial Statements.

34

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
7.125% 05/20/16	845,000	880,913
7.250% 05/20/15	1,665,000	1,723,275
		2,604,188
Retail-Regional Department Stores – 0.3%
JC Penney Corp., Inc.
7.125% 11/15/23	1,855,000	1,938,475
		1,938,475
Retail-Restaurants – 0.1%
Roadhouse Financing, Inc.
10.750% 10/15/17 (b)	810,000	830,250
		830,250
Retail-Vitamins/Nutritional Supplements – 0.4%
NBTY, Inc.
7.125% 10/01/15	3,300,000	3,423,750
		3,423,750
Retail Total		24,065,037
Consumer Cyclical Total		116,250,054
Consumer Non-Cyclical – 15.9%
Agriculture – 0.3%
Tobacco – 0.3%
Alliance One International, Inc.
10.000% 07/15/16	2,285,000	2,473,513
		2,473,513
Agriculture Total		2,473,513
Beverages – 1.0%
Beverages-Non-Alcoholic – 0.8%
Cott Beverages USA, Inc.
8.125% 09/01/18 (b)	2,390,000	2,530,413
Cott Beverages, Inc.
8.375% 11/15/17 (b)	3,825,000	4,054,500
		6,584,913
Beverages-Wine/Spirits – 0.2%
Constellation Brands, Inc.
8.375% 12/15/14	1,315,000	1,451,431
		1,451,431
Beverages Total		8,036,344
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.
8.000% 09/15/16	1,440,000	1,562,400
		1,562,400
Biotechnology Total		1,562,400

	Par (a)	Value ($)
Commercial Services – 3.2%
Commercial Services – 1.2%
KAR Holdings, Inc.
8.750% 05/01/14	1,930,000	2,009,612
10.000% 05/01/15	4,225,000	4,436,250
Quintiles Transnational Corp.
PIK, 9.500% 12/30/14 (b)	3,130,000	3,216,075
		9,661,937
Commercial Services-Finance – 1.0%
Lender Processing Services, Inc.
8.125% 07/01/16	3,805,000	4,099,887
National Money Mart Co.
10.375% 12/15/16	3,555,000	3,786,075
		7,885,962
Consulting Services – 0.2%
FTI Consulting, Inc.
7.750% 10/01/16	2,025,000	2,106,000
		2,106,000
Printing-Commercial – 0.1%
Cenveo Corp.
8.875% 02/01/18	650,000	642,688
		642,688
Private Corrections – 0.1%
Corrections Corp. of America
7.750% 06/01/17	810,000	870,750
		870,750
Schools – 0.6%
Knowledge Learning Corp., Inc.
7.750% 02/01/15 (b)	4,700,000	4,653,000
		4,653,000
Commercial Services Total		25,820,337
Food – 1.9%
Fisheries – 0.1%
American Seafoods Group LLC/American Seafoods Finance, Inc.
10.750% 05/15/16 (b)	825,000	841,500
		841,500
Food-Meat Products – 1.1%
Smithfield Foods, Inc.
10.000% 07/15/14 (b)	2,090,000	2,403,500
Tyson Foods, Inc.
8.250% 10/01/11	2,420,000	2,568,225
10.500% 03/01/14	3,465,000	4,170,994
		9,142,719

See Accompanying Notes to Financial Statements.

35

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Food-Miscellaneous/Diversified – 0.1%
B&G Foods, Inc.
7.625% 01/15/18	630,000	655,988
		655,988
Food-Retail – 0.4%
American Stores Co.
7.900% 05/01/17	2,425,000	2,346,187
8.000% 06/01/26	175,000	147,219
Stater Brothers Holdings
8.125% 06/15/12	385,000	385,481
		2,878,887
Food-Wholesale/Distributor – 0.2%
C&S Group Enterprises LLC
8.375% 05/01/17 (b)	1,910,000	1,864,637
		1,864,637
Food Total		15,383,731
Healthcare Products – 2.9%
Diagnostic Kits – 0.1%
Alere, Inc.
8.625% 10/01/18 (b)	975,000	989,625
		989,625
Medical Products – 2.8%
Biomet, Inc.
10.000% 10/15/17	1,380,000	1,523,175
11.625% 10/15/17	2,380,000	2,650,725
DJO Finance LLC/DJO Finance Corp.
10.875% 11/15/14	4,700,000	5,111,250
Hanger Orthopedic Group, Inc.
10.250% 06/01/14	3,560,000	3,738,000
Invacare Corp.
9.750% 02/15/15	2,110,000	2,252,425
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
11.750% 11/15/14	2,760,000	2,891,100
Universal Hospital Services, Inc.
4.134% 06/01/15 (12/01/10) (c)(d)	2,817,000	2,422,620
PIK, 8.500% 06/01/15	1,820,000	1,831,375
		22,420,670
Healthcare Products Total		23,410,295
Healthcare Services – 2.8%
Medical-HMO – 0.4%
Multiplan, Inc.
9.875% 09/01/18 (b)	3,185,000	3,328,325
		3,328,325

	Par (a)	Value ($)
Medical-Hospitals – 1.9%
Capella Healthcare, Inc.
9.250% 07/01/17 (b)	1,620,000	1,733,400
Community Health Systems, Inc.
2.549% 07/25/14 (11/30/10) (c)(d)(f)	5,119,194	4,841,260
2.549% 07/25/14 (11/30/10) (c)(d)(f)	290,824	275,772
2.549% 07/25/14 (11/30/10) (c)(d)(f)	150,000	142,237
8.875% 07/15/15	3,020,000	3,208,750
HCA, Inc.
6.300% 10/01/12	4,305,000	4,369,575
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
8.000% 02/01/18	500,000	507,500
		15,078,494
Medical-Nursing Homes – 0.3%
Sun Healthcare Group, Inc.
9.125% 04/15/15	2,285,000	2,422,100
		2,422,100
Physical Therapy/Rehab Centers – 0.2%
Healthsouth Corp.
8.125% 02/15/20	1,655,000	1,721,200
Psychiatric Solutions, Inc.
7.750% 07/15/15	170,000	176,800
		1,898,000
Healthcare Services Total		22,726,919
Household Products/Wares – 1.4%
Consumer Products-Miscellaneous – 1.1%
Central Garden & Pet Co.
8.250% 03/01/18	1,950,000	1,991,438
Jarden Corp.
7.500% 05/01/17	3,090,000	3,198,150
Spectrum Brands Holdings, Inc.
9.500% 06/15/18 (b)	3,735,000	4,005,787
		9,195,375
Soap & Cleaning Preparations – 0.3%
Diversey, Inc.
8.250% 11/15/19	2,045,000	2,188,150
		2,188,150
Household Products/Wares Total		11,383,525

See Accompanying Notes to Financial Statements.

36

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Pharmaceuticals – 2.2%
Medical-Drugs – 1.5%
Catalent Pharma Solutions, Inc.
PIK, 9.500% 04/15/15 (10/15/10) (c)(d)	4,079,467	4,120,262
Lantheus Medical Imaging, Inc.
9.750% 05/15/17 (b)	1,600,000	1,648,000
Phibro Animal Health Corp.
9.250% 07/01/18 (b)	1,915,000	1,982,025
Valeant Pharmaceuticals International
6.750% 10/01/17 (b)	1,210,000	1,234,200
7.000% 10/01/20 (b)	1,210,000	1,237,225
8.375% 06/15/16	2,290,000	2,656,400
		12,878,112
Medical-Generic Drugs – 0.4%
Mylan, Inc.
7.625% 07/15/17 (b)	3,215,000	3,419,956
		3,419,956
Pharmacy Services – 0.3%
BioScrip, Inc.
10.250% 10/01/15	1,960,000	2,004,100
		2,004,100
Pharmaceuticals Total		18,302,168
Consumer Non-Cyclical Total		129,099,232
Diversified – 0.3%
Diversified Holding Companies – 0.3%
Diversified Operations – 0.3%
Leucadia National Corp.
7.125% 03/15/17	2,165,000	2,170,412
		2,170,412
Diversified Holding Companies Total		2,170,412
Diversified Total		2,170,412
Energy – 12.9%
Coal – 0.9%
Arch Coal, Inc.
8.750% 08/01/16	1,105,000	1,218,263
Consol Energy, Inc.
8.000% 04/01/17 (b)	3,755,000	4,064,787
Peabody Energy Corp.
7.375% 11/01/16	370,000	403,300
7.875% 11/01/26	1,855,000	2,045,137
Coal Total		7,731,487

	Par (a)	Value ($)
Energy-Alternate Sources – 0.3%
Headwaters, Inc.
11.375% 11/01/14	2,460,000	2,619,900
Salton Sea Funding
8.300% 05/30/11	1,390	1,415
Energy-Alternate Sources Total		2,621,315
Oil & Gas – 8.6%
Oil & Gas Drilling – 0.1%
Pioneer Drilling Co.
9.875% 03/15/18 (b)	520,000	531,700
		531,700
Oil Companies-Exploration & Production – 7.7%
Berry Petroleum Co.
10.250% 06/01/14	2,205,000	2,486,137
Chaparral Energy, Inc.
8.500% 12/01/15	3,700,000	3,598,250
Comstock Resources, Inc.
6.875% 03/01/12	1,635,000	1,637,093
Concho Resources, Inc.
8.625% 10/01/17	1,500,000	1,590,000
Continental Resources, Inc.
8.250% 10/01/19	1,600,000	1,752,000
Denbury Resources, Inc.
9.750% 03/01/16	1,625,000	1,824,062
Forest Oil Corp.
8.000% 12/15/11	475,000	502,313
8.500% 02/15/14	2,000,000	2,185,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750% 11/01/15 (b)	4,495,000	4,539,950
Hilcorp Energy LP/Hilcorp Finance Co.
9.000% 06/01/16 (b)	1,110,000	1,151,625
KCS Energy, Inc.
7.125% 04/01/12	803,000	805,008
Linn Energy LLC
9.875% 07/01/18	1,545,000	1,695,638
11.750% 05/15/17	2,005,000	2,300,737
Mariner Energy, Inc.
7.500% 04/15/13	1,890,000	1,958,512
Newfield Exploration Co.
6.625% 09/01/14	4,450,000	4,550,125
6.625% 04/15/16	3,310,000	3,442,400
PetroHawk Energy Corp.
7.875% 06/01/15	2,720,000	2,849,200
10.500% 08/01/14	1,000,000	1,132,500
Petroquest Energy, Inc.
10.000% 09/01/17	1,905,000	1,924,050
Plains Exploration & Production Co.
10.000% 03/01/16	2,520,000	2,872,800

See Accompanying Notes to Financial Statements.

37

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Range Resources Corp.
6.375% 03/15/15	1,420,000	1,451,950
7.500% 05/15/16	1,595,000	1,666,775
Rosetta Resources, Inc.
9.500% 04/15/18	1,995,000	2,054,850
Stone Energy Corp.
6.750% 12/15/14	2,714,000	2,496,880
8.625% 02/01/17	845,000	830,213
W&T Offshore, Inc.
8.250% 06/15/14 (b)	1,631,000	1,565,760
Whiting Petroleum Corp.
7.000% 02/01/14	7,655,000	8,076,025
		62,939,853
Oil Refining & Marketing – 0.8%
Frontier Oil Corp.
6.625% 10/01/11	2,475,000	2,484,281
8.500% 09/15/16	2,290,000	2,381,600
Holly Corp.
9.875% 06/15/17	1,420,000	1,503,425
		6,369,306
Oil & Gas Total		69,840,859
Oil & Gas Services – 0.9%
Oil-Field Services – 0.9%
American Petroleum Tankers LLC/AP Tankers Co.
10.250% 05/01/15 (b)	1,640,000	1,676,900
Complete Production Services, Inc.
8.000% 12/15/16	2,650,000	2,729,500
Expro Finance Luxembourg SCA
8.500% 12/15/16 (b)	2,950,000	2,809,875
		7,216,275
Oil & Gas Services Total		7,216,275
Pipelines – 2.2%
ANR Pipeline Co.
7.375% 02/15/24	1,205,000	1,554,628
Copano Energy LLC/Copano Energy Finance Corp.
7.750% 06/01/18	5,175,000	5,226,750
8.125% 03/01/16	395,000	402,900
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875% 02/15/18	1,165,000	1,220,338
El Paso Natural Gas Co.
8.375% 06/15/32	1,250,000	1,514,032
MarkWest Energy Partners LP
6.875% 11/01/14	1,065,000	1,079,644
8.500% 07/15/16	5,100,000	5,380,500
8.375% 12/15/13	1,198,000	1,248,915
Pipelines Total		17,627,707
Energy Total		105,037,643

	Par (a)	Value ($)
Financials – 9.7%
Banks – 0.9%
Commercial Banks – 0.3%
CapitalSource, Inc.
12.750% 07/15/14 (b)	2,405,000	2,795,813
		2,795,813
Mortgage Banks – 0.6%
Ocwen Financial Corp.
9.000% 07/29/15 (f)	3,090,750	3,106,204
Provident Funding Associates
10.250% 04/15/17 (b)	1,600,000	1,648,000
		4,754,204
Banks Total		7,550,017
Diversified Financial Services – 6.0%
Finance-Auto Loans – 4.6%
Ally Financial, Inc.
6.875% 09/15/11	2,830,000	2,918,438
7.250% 03/02/11	580,000	590,150
8.000% 11/01/31	5,247,000	5,627,408
8.300% 02/12/15 (b)	5,395,000	5,880,550
AmeriCredit Corp.
8.500% 07/01/15	2,560,000	2,691,200
Credit Acceptance Corp.
9.125% 02/01/17 (b)	1,915,000	2,010,750
Ford Motor Credit Co.
5.542% 06/15/11 (12/15/10) (c)(d)	2,350,000	2,408,750
7.250% 10/25/11	4,100,000	4,303,893
7.800% 06/01/12	630,000	670,015
8.125% 01/15/20	7,700,000	8,847,800
12.000% 05/15/15	1,320,000	1,662,496
		37,611,450
Finance-Other Services – 0.5%
Nationstar Mortgage/Nationstar Capital Corp.
10.875% 04/01/15 (b)	4,765,000	3,990,688
		3,990,688
Investment Management/Advisor Service – 0.5%
Janus Capital Group, Inc.
6.500% 06/15/12	480,000	503,500
6.950% 06/15/17	3,065,000	3,201,751
Nuveen Investments, Inc.
10.500% 11/15/15	230,000	228,562
		3,933,813

See Accompanying Notes to Financial Statements.

38

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Special Purpose Entity – 0.4%
Harley-Davidson Funding Corp.
6.800% 06/15/18 (b)	2,900,000	3,153,138
		3,153,138
Diversified Financial Services Total		48,689,089
Insurance – 2.4%
Insurance Brokers – 0.8%
HUB International Holdings, Inc.
9.000% 12/15/14 (b)	2,495,000	2,463,812
Trinity Acquisition Ltd.
12.875% 12/31/16 (b)(g)	1,840,000	2,568,031
USI Holdings Corp.
4.251% 11/15/14 (11/15/10) (b)(c)(d)	780,000	663,975
9.750% 05/15/15 (b)	840,000	814,800
		6,510,618
Multi-Line Insurance – 0.6%
Fairfax Financial Holdings Ltd.
7.375% 04/15/18	875,000	906,719
7.750% 07/15/37	3,590,000	3,414,987
8.300% 04/15/26	185,000	186,156
		4,507,862
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
8.300% 12/01/37 (b)(e)	180,000	1,818
8.450% 12/01/97 (b)(e)	4,600,000	46,460
9.150% 07/01/26 (b)(e)	9,865,000	99,637
		147,915
Property/Casualty Insurance – 1.0%
Crum & Forster Holdings Corp.
7.750% 05/01/17	7,655,000	7,970,769
		7,970,769
Insurance Total		19,137,164
Real Estate Investment Trusts (REITs) – 0.4%
REITS-Health Care – 0.4%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	2,920,000	2,980,225
		2,980,225
Real Estate Investment Trusts (REITs) Total		2,980,225
Financials Total		78,356,495

	Par (a)	Value ($)
Industrials – 8.8%
Aerospace & Defense – 0.6%
Aerospace/Defense – 0.4%
DAE Aviation Holdings, Inc.
4.230% 07/31/14 (10/29/10) (c)(d)(f)	554,377	508,343
11.250% 08/01/15 (b)	2,565,000	2,584,494
		3,092,837
Aerospace/Defense-Equipment – 0.2%
BE Aerospace, Inc.
8.500% 07/01/18	1,540,000	1,678,600
		1,678,600
Aerospace & Defense Total		4,771,437
Building Materials – 1.7%
Building & Construction Products-Miscellaneous – 0.9%
Associated Materials LLC/Associated Materials Finance, Inc.
9.875% 11/15/16	1,490,000	1,802,900
Building Materials Corp. of America
6.875% 08/15/18 (b)	2,350,000	2,308,875
7.500% 03/15/20 (b)	3,210,000	3,226,050
		7,337,825
Building Products-Air & Heating – 0.2%
Goodman Global, Inc.
PIK, 13.500% 02/15/16	1,835,000	2,018,500
		2,018,500
Building Products-Cement/Aggregates – 0.6%
Texas Industries, Inc.
9.250% 08/15/20 (b)	4,670,000	4,845,125
		4,845,125
Building Materials Total		14,201,450
Building Products – 0.2%
Chemicals-Plastics – 0.2%
CPG International I, Inc.
10.500% 07/01/13	1,580,000	1,595,800
		1,595,800
Building Products Total		1,595,800
Electrical Components & Equipment – 0.5%
Wire & Cable Products – 0.5%
Belden, Inc.
7.000% 03/15/17	3,948,000	3,957,870
		3,957,870
Electrical Components & Equipment Total		3,957,870

See Accompanying Notes to Financial Statements.

39

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Electronics – 0.2%
Electronic Components-Miscellaneous – 0.2%
Stoneridge, Inc.
9.500% 10/15/17 (b)	1,620,000	1,660,500
		1,660,500
Electronics Total		1,660,500
Environmental Control – 0.7%
Pollution Control – 0.7%
Geo Sub Corp.
11.000% 05/15/12	6,165,000	5,533,088
		5,533,088
Environmental Control Total		5,533,088
Metal Fabricate/Hardware – 0.9%
Metal Processors & Fabrication – 0.6%
Neenah Foundry Co.
11.000% 01/29/15 (11/29/10) (c)(d)(f)(g)	4,320,000	4,320,000
15.000% 07/29/15 (g)	837,777	837,777
		5,157,777
Steel Pipe & Tube – 0.3%
Mueller Water Products, Inc.
7.375% 06/01/17	2,205,000	1,945,912
		1,945,912
Metal Fabricate/Hardware Total		7,103,689
Miscellaneous Manufacturing – 1.5%
Diversified Manufacturing Operators – 1.3%
Actuant Corp.
6.875% 06/15/17	2,215,000	2,259,300
Amsted Industries, Inc.
8.125% 03/15/18 (b)	5,460,000	5,685,225
SPX Corp.
7.625% 12/15/14	2,335,000	2,545,150
Tyco Electronics Group SA
6.000% 10/01/12	375,000	405,527
		10,895,202
Firearms & Ammunition – 0.2%
Colt Defense LLC/Colt Finance Corp.
8.750% 11/15/17 (b)	1,640,000	1,205,400
		1,205,400
Miscellaneous Manufacturing Total		12,100,602
Packaging & Containers – 1.4%
Containers-Metal/Glass – 1.0%
Greif, Inc.
6.750% 02/01/17	1,535,000	1,582,969

	Par (a)	Value ($)
Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	4,120,000	4,233,300
Silgan Holdings, Inc.
6.750% 11/15/13	2,375,000	2,410,625
		8,226,894
Containers-Paper/Plastic – 0.4%
Plastipak Holdings, Inc.
8.500% 12/15/15 (b)	1,000,000	1,035,000
10.625% 08/15/19 (b)	2,200,000	2,442,000
		3,477,000
Packaging & Containers Total		11,703,894
Transportation – 1.1%
Automotive – 0.0%
BHM Technologies
8.500% 01/26/13 (c)(f)(g)(i)	1,237,123	3,340
		3,340
Transportation-Railroad – 0.2%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	1,850,000	1,914,750
		1,914,750
Transportation-Services – 0.3%
syncreon Global Ireland Ltd./ syncreon Global Finance US, Inc.
9.500% 05/01/18 (b)	2,410,000	2,364,813
		2,364,813
Transportation-Shipping – 0.6%
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	2,945,000	2,959,725
Greenbrier Companies, Inc.
8.375% 05/15/15	1,970,000	1,910,900
		4,870,625
Transportation Total		9,153,528
Industrials Total		71,781,858
Technology – 1.8%
Semiconductors – 0.4%
Electronic Components-Semiconductors – 0.4%
Advanced Micro Devices, Inc.
7.750% 08/01/20 (b)	1,585,000	1,636,513
STATS ChipPAC Ltd.
7.500% 08/12/15 (b)	1,595,000	1,718,612
		3,355,125
Semiconductors Total		3,355,125

See Accompanying Notes to Financial Statements.

40

Columbia High Income Fund

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Software – 1.4%
Application Software – 1.4%
SS&C Technologies, Inc.
11.750% 12/01/13	2,922,000	3,046,185
Sungard Data Systems, Inc.
4.875% 01/15/14	3,585,000	3,468,488
9.125% 08/15/13	1,485,000	1,516,556
10.625% 05/15/15	2,725,000	3,038,375
		11,069,604
Software Total		11,069,604
Technology Total		14,424,729
Utilities – 6.7%
Electric – 6.3%
Electric-Generation – 0.7%
Cedar Brakes LLC
8.500% 02/15/14 (b)	1,254,327	1,294,691
Cedar Brakes II LLC
9.875% 09/01/13 (b)	1,647,756	1,719,911
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% 07/02/17	115,598	120,222
9.681% 07/02/26	2,490,000	2,595,825
		5,730,649
Electric-Integrated – 3.2%
Calpine Construction Finance Co. LP
8.000% 06/01/16 (b)	4,980,000	5,328,600
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000% 12/01/20	1,625,000	1,612,674
Ipalco Enterprises, Inc.
7.250% 04/01/16 (b)	2,475,000	2,660,625
8.625% 11/14/11	1,575,000	1,659,656
PNM Resources, Inc.
9.250% 05/15/15	2,915,000	3,137,269
Public Service Co. of New Mexico
7.950% 05/15/18	3,265,000	3,603,659
Texas Competitive Electric Holdings Co. LLC
3.757% 10/10/14 (10/12/10) (c)(d)(f)	2,771,330	2,143,161
4.066% 10/10/14 (11/10/10) (c)(d)(f)	6,888,731	5,342,597
		25,488,241
Independent Power Producer – 2.4%
AES Eastern Energy LP
9.000% 01/02/17	3,567,003	3,691,848
Calpine Corp.
3.415% 03/29/14	5,297,577	5,168,083

	Par (a)	Value ($)
GenOn Escrow Corp.
9.500% 10/15/18 (b)	1,145,000	1,102,063
RRI Energy, Inc.
6.750% 12/15/14	2,455,000	2,510,238
7.625% 06/15/14	685,000	678,150
7.875% 06/15/17	7,145,000	6,662,712
		19,813,094
Electric Total		51,031,984
Gas Utilities – 0.4%
Retail-Propane Distributors – 0.4%
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	2,949,000	3,015,352
		3,015,352
Gas Utilities Total		3,015,352
Utilities Total		54,047,336
Total Corporate Fixed-Income Bonds & Notes (cost of $722,055,203)		752,176,323
Convertible Bonds – 1.4%
Communications – 0.0%
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
4.750% 12/15/06 (g)(i)	3,896,787	390
Internet Total		390
Communications Total		390
Consumer Cyclical – 0.6%
Retail – 0.6%
Sonic Automotive, Inc.
5.000% 10/01/29	1,575,000	1,667,531
United Auto Group, Inc.
3.500% 04/01/26	3,408,000	3,425,040
Retail Total		5,092,571
Consumer Cyclical Total		5,092,571
Diversified – 0.5%
Diversified Holding Companies – 0.5%
Icahn Enterprises LP
4.000% 08/15/13 (10/15/10) (b)(c)(d)	4,375,000	4,025,000
Diversified Holding Companies Total		4,025,000
Diversified Total		4,025,000

See Accompanying Notes to Financial Statements.

41

Columbia High Income Fund

September 30, 2010 (Unaudited)

Convertible Bonds (continued)
	Par (a)	Value ($)
Telecommunication Services – 0.3%
Wireless Telecommunication Services – 0.3%
NII Holdings, Inc.
3.125% 06/15/12	2,470,000	2,395,900
Wireless Telecommunication Services Total		2,395,900
Telecommunication Services Total		2,395,900
Total Convertible Bonds (cost of $10,605,868)		11,513,861
Preferred Stocks – 0.4%
	Shares
Financials – 0.4%
Real Estate Investment Trusts (REITs) – 0.4%
REITS-Diversified – 0.4%
Sovereign Real Estate Investment Corp., 12.00% (b)	2,581	3,000,412
		3,000,412
Real Estate Investment Trusts (REITs) Total		3,000,412
Financials Total		3,000,412
Transportation – 0.0%
Automotive – 0.0%
BHM Technologies (g)(j)	1,378	14
Automotive Total		14
Transportation Total		14
Total Preferred Stocks (cost of $2,524,997)		3,000,426
Common Stocks – 0.1%
Communications – 0.0%
Media – 0.0%
Haights Cross Communications (g)(j)(k)	275,078	—
Vertis Holdings, Inc. (g)	1,908	19
Ziff Davis Media, Inc. (g)(j)	12,260	123
Media Total		142
Communications Total		142
Consumer Staples – 0.0%
Beverages – 0.0%
Cott Corp. (j)	7,100	55,735
Beverages Total		55,735
Consumer Staples Total		55,735

	Shares	Value ($)
Financials – 0.0%
Diversified Financial Services – 0.0%
Adelphia Recovery Trust (g)(j)	1,410,902	14,109
Diversified Financial Services Total		14,109
Financials Total		14,109
Industrials – 0.1%
Commercial Services & Supplies – 0.1%
Neenah Enterprises, Inc. (g)	162,528	729,751
Quad/Graphics, Inc. (j)	2,915	136,189
Commercial Services & Supplies Total		865,940
Industrials Total		865,940
Information Technology – 0.0%
Communications Equipment – 0.0%
Loral Space & Communications, Inc. (j)	101	5,272
Communications Equipment Total		5,272
Information Technology Total		5,272
Transportation – 0.0%
Automotive – 0.0%
BHM Technologies (g)(j)	115,119	1,151
Automotive Total		1,151
Transportation Total		1,151
Total Common Stocks (cost of $4,977,908)		942,349
Warrants – 0.0%
	Units
Communications – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications Expires 12/10/11 (g)(j)(k)	1,366	—
		—
Media Total		—
Communications Total		—
Total Warrants (cost of $—)		—

See Accompanying Notes to Financial Statements.

42

Columbia High Income Fund

September 30, 2010 (Unaudited)

Short-Term Obligation – 3.7%
	Par (a)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10, at 0.230%, collateralized by a U.S. Government Agency obligation maturing 09/24/13, market value $30,372,919 (repurchase proceeds $29,774,190)	29,774,000	29,774,000
Total Short-Term Obligation (cost of $29,774,000)		29,774,000
Total Investments – 98.4% (cost of $769,937,976) (l)		797,406,959
Other Assets & Liabilities, Net – 1.6%		13,111,579
Net Assets – 100.0%		810,518,538

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid except for the following, amounted to $202,433,548, which represents 25.0% of net assets.

Security	Acquisition Date	Par/ Shares	Cost	Value
Advanced Micro
Devices, Inc.
7.750% 08/01/20	07/26/10	$1,585,000	$1,585,000	$1,636,513
Building Materials Corp. of America	08/10/10 -
6.875% 08/15/18	08/11/10	2,350,000	2,315,188	2,308,875
Cott Beverages USA, Inc.
8.125% 09/01/18	08/12/10	2,390,000	2,437,256	2,530,413
ION Media Networks, Inc., PIK
10.070% 01/15/13	02/28/08	1,254,550	1,137,893	125
Lumbermens Mutual Casualty:
8.300% 12/01/37	06/04/03	180,000	20,250	1,818
8.450% 12/01/97	03/06/03	4,600,000	422,625	46,460
9.150% 07/01/26	01/10/03 - 06/04/03	9,865,000	2,090,824	99,637
Sovereign Real Estate Investment Corp.,
12.00% Preferred Stock	08/21/00 - 10/17/06	2,581	2,524,923	3,000,412
Trinity Acquisition Ltd.,
12.875% 12/31/16	03/06/09	1,840,000	1,840,000	2,568,031
				$12,192,284

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(d)  Parenthetical date represents the next interest rate reset date for the security.

(e)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $987,365, which represents 0.1% of net assets.

(f)  Loan assignment agreement.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $8,737,003, which represents 1.1% of net assets.

(h)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(i)  The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $4,421, which represents less than 0.1% of net assets.

(j)  Non-income producing security.

(k)  Security has no value.

(l)  Cost for federal income tax purposes is $769,937,976.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$69,371,573	$—	$69,371,573
Communications	—	111,520,788	116,203	111,636,991
Consumer Cyclical	—	116,073,959	176,095	116,250,054
Consumer Non-Cyclical	—	129,099,232	—	129,099,232
Diversified	—	2,170,412	—	2,170,412
Energy	—	105,037,643	—	105,037,643
Financials	—	75,788,464	2,568,031	78,356,495
Industrials	—	66,620,741	5,161,117	71,781,858
Technology	—	14,424,729	—	14,424,729
Utilities	—	54,047,336	—	54,047,336
Total Corporate Fixed-Income Bonds & Notes	—	744,154,877	8,021,446	752,176,323
Convertible Bonds
Communications	—	—	390	390
Consumer Cyclical	—	5,092,571	—	5,092,571
Diversified	—	4,025,000	—	4,025,000
Telecommunication Services	—	2,395,900	—	2,395,900
Total Convertible Bonds	—	11,513,471	390	11,513,861
Preferred Stocks
Financials	—	3,000,412	—	3,000,412
Transportation	—	—	14	14
Total Preferred Stocks	—	3,000,412	14	3,000,426
Common Stocks
Communications	—	—	142	142
Consumer Staples	55,735	—	—	55,735
Financials	—	—	14,109	14,109
Industrials	136,189	—	729,751	865,940
Information Technology	5,272	—	—	5,272
Transportation	—	—	1,151	1,151
Total Common Stocks	197,196	—	745,153	942,349
Total Warrants	—	—	—	—
Total Short-Term Obligation	—	29,774,000	—	29,774,000
Total Investments	$197,196	$788,442,760	$8,767,003	$797,406,959

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount to premium at purchase.

See Accompanying Notes to Financial Statements.

43

Columbia High Income Fund

September 30, 2010 (Unaudited)

Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing.

Certain corporate fixed-income bonds and notes classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

Certain corporate fixed-income bonds and notes classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

The following table reconciles asset balances for the six month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Common Stocks
Communications	$142	$—	$—	$—	$—	$—	$—	$—	$142
Financials	14,109	—	—	—	—	—	—	—	14,109
Industrials	—	—	—	(646,865)	1,376,616	—	—	—	729,751
Transportation	1,151	—	—	—	—	—	—	—	1,151
Preferred Stocks
Transportation	14	—	—	—	—	—	—	—	14
Convertible Bonds
Communications	390	—	—	—	—	—	—	—	390
Corporate Fixed-Income Bonds & Notes
Communications	250,353	—	44,203	73,901	729,971	(982,225)	—	—	116,203
Consumer Cyclical	113,063	2,532	2,449	68,713	—	(13,055)	2,393	—	176,095
Financials	2,532,381	—	—	35,650	—	—	—	—	2,568,031
Industrials	4,066,492	(35,032)	(47,819)	49,097	3,157,777	(2,029,398)	—	—	5,161,117
	$6,978,095	$(32,500)	$(1,167)	$(419,504)	$5,264,364	$(3,024,678)	$2,393	$—	$8,767,003

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $983,729. This amount is included in net change in unrealized appreciation (depreciation) on the Statements of Changes in Net Assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$2,393	$2,393	$—

Financial Assets were transferred from Level 2 to Level 3 due to management's determination and consideration of estimates of distributions from potential actions related to the respective company's bankruptcy filing. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	92.8
Convertible Bonds	1.4
Preferred Stocks	0.4
Common Stocks	0.1
Warrants	0.0	*
	94.7
Short Term Obligation	3.7
Other Assets & Liabilities, Net	1.6
	100.0

*  Represents less than 0.1%

Acronym	Name
CAD	Canadian Dollar
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

44

Statements of Assets and Liabilities – Corporate Bond Funds

September 30, 2010 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Assets
Investments, at identified cost	1,146,202,622	2,449,722,851	769,937,976
Investments, at value	1,193,398,955	2,494,857,125	797,406,959
Cash	34,529	13,250,657	3,427,099
Open credit default swap contracts	700,195	—	—
Credit default swap contracts premiums paid	2,201,496	—	—
Receivable for:
Investments sold	9,727,778	36,143,879	2,289,738
Fund shares sold	3,010,181	7,264,532	1,924,422
Interest	9,591,509	13,159,313	16,336,884
Foreign tax reclaims	279	—	—
Expense reimbursement due from investment advisor	—	100,040	—
Trustees' deferred compensation plan	7,535	13,903	—
Prepaid expenses	16,062	32,319	9,913
Other assets	9,781	44,869	—
Total Assets	1,218,698,300	2,564,866,637	821,395,015
Liabilities
Open credit default swap contracts	550,080	—	—
Credit default swap contracts premiums received	64,027	—	—
Payable for:
Investments purchased	8,595,562	19,884,544	8,434,233
Investments purchased on a delayed delivery basis	76,417,136	48,247,103	—
Fund shares repurchased	17,387,173	3,768,188	1,672,810
Futures variation margin	13,922	106,406	—
Distributions	2,984,164	4,303,643	—
Investment advisory fee	344,068	612,734	353,922
Administration fee	128,425	274,275	139,422
Pricing and bookkeeping fees	21,181	17,235	16,799
Transfer agent fee	72,040	142,343	86,399
Trustees' fees	62,727	95,927	55,654
Custody fee	3,336	4,644	4,733
Distribution and service fees	12,460	125,311	67,130
Trustees' deferred compensation plan	7,535	13,903	—
Other liabilities	18,145	30,607	45,375
Total Liabilities	106,681,981	77,626,863	10,876,477
Net Assets	1,112,016,319	2,487,239,774	810,518,538
Net Assets Consist of
Paid-in capital	1,123,038,966	2,478,473,100	868,724,401
Overdistributed net investment income	(72,475)	(4,971,790)	(125,902)
Accumulated net realized loss	(56,135,622)	(30,188,172)	(85,550,686)
Net unrealized appreciation (depreciation) on:
Investments	47,196,333	45,134,274	27,468,983
Foreign currency translations	188	—	1,742
Credit default swap contracts	135,443	—	—
Futures contracts	(2,146,514)	(1,207,638)	—
Net Assets	1,112,016,319	2,487,239,774	810,518,538

See Accompanying Notes to Financial Statements.

45

Statements of Assets and Liabilities (continued) – Corporate Bond Funds

September 30, 2010 (Unaudited)

	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund		Columbia High Income Fund
Class A
Net assets	$22,125,646	$301,969,864		$123,028,026
Shares outstanding	2,188,903	30,143,081		15,524,917
Net asset value per share (a)	$10.11	$10.02		$7.92
Maximum sales charge	3.25%	1.00%		4.75%
Maximum offering price per share (b)	$10.45	$10.12		$8.31
Class B
Net assets	$3,508,087	$8,602,207		$24,541,019
Shares outstanding	346,942	859,122		3,106,184
Net asset value per share (a)	$10.11	$10.01		$7.90
Class C
Net assets	$5,707,509	$129,671,707		$23,121,358
Shares outstanding	564,618	12,958,015		2,942,657
Net asset value per share (a)	$10.11	$10.01		$7.86
Class I (c)
Net assets	—	$2,501		—
Shares outstanding	—	250		—
Net asset value, offering and redemption price per share	—	$10.00		—
Class R (c)
Net assets	—	$2,501		—
Shares outstanding	—	250		—
Net asset value, offering and redemption price per share	—	$10.02	(d)	—
Class W (c)
Net assets	—	$2,501		—
Shares outstanding	—	250		—
Net asset value, offering and redemption price per share	—	$10.02	(d)	—
Class Y
Net assets	—	$20,782,803		—
Shares outstanding	—	2,078,794		—
Net asset value per share	—	$10.00		—
Class Z
Net assets	$1,080,675,077	$2,026,205,690		$639,828,135
Shares outstanding	106,812,062	202,626,040		79,886,478
Net asset value per share	$10.12	$10.00		$8.01

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Class I, Class R and Class W shares commenced operations on September 27, 2010.

(d)  Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

46

Statements of Operations – Corporate Bond Funds

For the Six Months Ended September 30, 2010 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Investment Income
Dividends	—	—	215,318
Interest	28,769,971	39,659,173	31,414,979
Interest from affiliates	46,450	10,250	—
Securities lending	29	—	—
Total Investment Income	28,816,450	39,669,423	31,630,297
Expenses
Investment advisory fee	2,176,352	3,715,096	2,119,838
Administration fee	820,906	1,663,712	834,357
Distribution fee:
Class B	13,986	33,641	99,373
Class C	19,670	461,828	84,384
Service fee:
Class B	4,662	11,214	33,125
Class C	6,557	153,943	28,128
Distribution and service fees:
Class A	26,516	343,266	146,103
Transfer agent fee—Class A, Class B, Class C and Class Z	755,577	—	527,712
Transfer agent fee—Class A, Class B, Class C, Class R, Class W and Class Z	—	517,578	—
Transfer agent fee—Class Y	—	99	—
Pricing and bookkeeping fees	94,568	85,882	83,989
Trustees' fees	14,439	21,590	20,741
Custody fee	30,257	34,726	13,185
Chief compliance officer expenses	472	402	424
Other expenses	140,251	253,556	149,601
Expenses before interest expense	4,104,213	7,296,533	4,140,960
Interest expense	313	—	—
Total Expenses	4,104,526	7,296,533	4,140,960
Fees waived or expenses reimbursed by investment advisor and/or administrator	—	(347,128)	—
Fees waived by distributor—Class C	—	(270,939)	—
Expense reductions	(74)	(2,595)	(450)
Net Expenses	4,104,452	6,675,871	4,140,510
Net Investment Income	24,711,998	32,993,552	27,489,787

See Accompanying Notes to Financial Statements.

47

Statements of Operations (continued) – Corporate Bond Funds

For the Six Months Ended September 30, 2010 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Credit Default Swap Contracts
Net realized gain (loss) on:
Investments	37,261,752	11,445,121	2,478,547
Foreign currency transactions and forward foreign currency exchange contracts	147,812	—	(16,633)
Futures contracts	(26,822,182)	(4,390,445)	—
Credit default swap contracts	(900,671)	—	—
Net realized gain	9,686,711	7,054,676	2,461,914
Net change in unrealized appreciation (depreciation) on:
Investments	22,661,955	14,506,972	10,405,620
Foreign currency translations and forward foreign currency exchange contracts	1,206	—	(2,843)
Futures contracts	(1,338,764)	(1,109,668)	—
Credit default swap contracts	733,876	—	—
Net change in unrealized appreciation (depreciation)	22,058,273	13,397,304	10,402,777
Net Gain	31,744,984	20,451,980	12,864,691
Net Increase Resulting from Operations	56,456,982	53,445,532	40,354,478

See Accompanying Notes to Financial Statements.

48

Statements of Changes in Net Assets – Corporate Bond Funds

Increase (Decrease) in Net Assets	Columbia Total Return Bond Fund		Columbia Short Term Bond Fund		Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)	(Unaudited) Six Months Ended September 30, 2010 ($)(a)(b)	Year Ended March 31, 2010 ($)(c)(d)	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations
Net investment income	24,711,998	58,446,150	32,993,552	67,230,409	27,489,787	57,190,902
Net realized gain (loss) on investments, foreign currency transactions, forward foreign currency exchange contracts, futures contracts and credit default swap contracts	9,686,711	29,997,990	7,054,676	1,967,672	2,461,914	(44,352,384)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, futures contracts and credit default swap contracts	22,058,273	129,605,028	13,397,304	79,994,878	10,402,777	244,111,177
Net increase resulting from operations	56,456,982	218,049,168	53,445,532	149,192,959	40,354,478	256,949,695
Distributions to Shareholders
From net investment income:
Class A	(434,286)	(903,090)	(3,750,413)	(6,207,014)	(4,177,627)	(7,623,106)
Class B	(62,703)	(180,119)	(89,100)	(271,323)	(825,085)	(2,585,782)
Class C	(87,441)	(153,315)	(1,489,311)	(2,094,729)	(716,428)	(1,557,575)
Class I	—	—	(1)	—	—	—
Class R	—	—	(1)	—	—	—
Class W	—	—	(1)	—	—	—
Class Y	—	—	(357,317)	(690,988)	—	—
Class Z	(25,172,068)	(61,455,109)	(30,530,294)	(58,760,506)	(22,524,773)	(46,773,102)
Total distributions to shareholders	(25,756,498)	(62,691,633)	(36,216,438)	(68,024,560)	(28,243,913)	(58,539,565)
Net Capital Stock Transactions	(215,904,284)	(83,078,763)	50,466,489	1,036,423,022	2,833,814	(14,622,568)
Increase from regulatory settlements	—	40,867	—	49,053	—	177,263
Total increase (decrease) in net assets	(185,203,800)	72,319,639	67,695,583	1,117,640,474	14,944,379	183,964,825
Net Assets
Beginning of period	1,297,220,119	1,224,900,480	2,419,544,191	1,301,903,717	795,574,159	611,609,334
End of period	1,112,016,319	1,297,220,119	2,487,239,774	2,419,544,191	810,518,538	795,574,159
Undistributed (overdistributed) net investment income at end of period	(72,475)	972,025	(4,971,790)	(1,748,904)	(125,902)	628,224

(a)  Class I, Class R and Class W shares commenced operations on September 27, 2010.

(b)  Class I, Class R and Class W shares reflect activity for the period September 27, 2010 through September 30, 2010.

(c)  Class Y shares commenced operations on July 15, 2009.

(d)  Class Y shares reflect activity for the period July 15, 2009 through March 31, 2010.

See Accompanying Notes to Financial Statements.

49

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Total Return Bond Fund				Columbia Short Term Bond Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010		(Unaudited) Six Months Ended September 30, 2010 (a)(b)		Year Ended March 31, 2010 (c)(d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	315,545	3,137,695	397,880	3,796,868	10,253,510	102,278,122	19,545,601	192,127,134
Distributions reinvested	28,740	286,248	71,501	682,118	263,300	2,629,193	522,432	5,145,173
Redemptions	(218,274)	(2,174,245)	(497,035)	(4,721,691)	(5,088,864)	(50,774,983)	(8,226,025)	(81,090,294)
Net increase (decrease)	126,011	1,249,698	(27,654)	(242,705)	5,427,946	54,132,332	11,842,008	116,182,013
Class B
Subscriptions	50,256	503,001	101,131	958,579	141,669	1,411,293	269,391	2,650,071
Distributions reinvested	4,215	41,965	14,583	138,911	6,923	69,076	23,567	231,211
Redemptions	(144,948)	(1,438,095)	(235,850)	(2,234,617)	(227,413)	(2,266,479)	(464,484)	(4,570,887)
Net decrease	(90,477)	(893,129)	(120,136)	(1,137,127)	(78,821)	(786,110)	(171,526)	(1,689,605)
Class C
Subscriptions	140,226	1,384,815	209,261	2,011,184	3,062,388	30,511,629	9,522,422	93,616,714
Distributions reinvested	4,771	47,528	9,859	94,253	86,299	860,728	137,158	1,351,256
Redemptions	(40,523)	(401,177)	(163,888)	(1,572,741)	(1,565,608)	(15,607,456)	(2,082,162)	(20,462,910)
Net increase (decrease)	104,474	1,031,166	55,232	532,696	1,583,079	15,764,901	7,577,418	74,505,060
Class I
Subscriptions	—	—	—	—	250	2,500	—	—
Distributions reinvested	—	—	—	—	— (e)	1	—	—
Net increase	—	—	—	—	250	2,501	—	—
Class R
Subscriptions	—	—	—	—	250	2,500	—	—
Distributions reinvested	—	—	—	—	— (e)	1	—	—
Net increase	—	—	—	—	250	2,501	—	—
Class W
Subscriptions	—	—	—	—	250	2,500	—	—
Distributions reinvested	—	—	—	—	— (e)	1	—	—
Net increase	—	—	—	—	250	2,501	—	—
Class Y
Subscriptions	—	—	—	—	10,400	104,000	3,701,658	36,034,293
Distributions reinvested	—	—	—	—	9,060	90,253	14,109	139,640
Redemptions	—	—	—	—	(570,471)	(5,685,770)	(1,085,962)	(10,693,171)
Net increase (decrease)	—	—	—	—	(551,011)	(5,491,517)	2,629,805	25,480,762
Class Z
Subscriptions	4,768,221	47,433,183	14,729,781	138,286,475	43,276,190	430,908,990	140,730,646	1,377,894,072
Distributions reinvested	548,856	5,470,870	1,792,766	17,116,076	783,230	7,805,936	1,673,563	16,441,940
Redemptions	(27,250,398)	(270,196,072)	(25,132,516)	(237,634,178)	(45,376,460)	(451,875,546)	(58,374,664)	(572,391,220)
Net increase (decrease)	(21,933,321)	(217,292,019)	(8,609,969)	(82,231,627)	(1,317,040)	(13,160,620)	84,029,545	821,944,792

See Accompanying Notes to Financial Statements.

50

	Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	3,389,071	26,435,400	6,596,682	47,672,499
Distributions reinvested	367,392	2,858,475	811,059	5,873,327
Redemptions	(2,665,180)	(20,779,642)	(4,940,770)	(36,525,050)
Net increase (decrease)	1,091,283	8,514,233	2,466,971	17,020,776
Class B
Subscriptions	63,962	498,665	206,107	1,433,179
Distributions reinvested	54,040	418,722	223,836	1,596,281
Redemptions	(951,151)	(7,397,697)	(2,701,733)	(19,678,794)
Net decrease	(833,149)	(6,480,310)	(2,271,790)	(16,649,334)
Class C
Subscriptions	433,639	3,343,543	561,599	4,004,756
Distributions reinvested	51,411	396,803	136,602	977,029
Redemptions	(580,008)	(4,456,283)	(723,507)	(5,265,262)
Net increase (decrease)	(94,958)	(715,937)	(25,306)	(283,477)
Class I
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Net increase	—	—	—	—
Class R
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Net increase	—	—	—	—
Class W
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Net increase	—	—	—	—
Class Y
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net increase (decrease)	—	—	—	—
Class Z
Subscriptions	14,814,081	116,663,937	33,783,341	246,485,305
Distributions reinvested	856,609	6,741,083	1,992,576	14,454,556
Redemptions	(15,495,512)	(121,889,192)	(37,410,313)	(275,650,394)
Net increase (decrease)	175,178	1,515,828	(1,634,396)	(14,710,533)

(a)  Class I, Class R and Class W shares commenced operations on September 27, 2010.

(b)  Class I, Class R and Class W shares reflect activity for the period September 27, 2010 through September 30, 2010.

(c)  Class Y shares commenced operations on July 15, 2009.

(d)  Class Y shares reflect activity for the period July 15, 2009 through March 31, 2010.

(e) Rounds to less than one share.

See Accompanying Notes to Financial Statements.

51

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010		2009		2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$9.84		$8.72		$9.51		$9.74	$9.56	$9.80
Income from Investment Operations:
Net investment income (b)	0.20		0.40		0.43		0.45	0.44	0.35
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.27		1.16		(0.76)		(0.23)	0.18	(0.17)
Total from investment operations	0.47		1.56		(0.33)		0.22	0.62	0.18
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.44)		(0.46)		(0.45)	(0.44)	(0.39)
From net realized gains	—		—		—		—	—	(0.03)
Total distributions to shareholders	(0.20)		(0.44)		(0.46)		(0.45)	(0.44)	(0.42)
Increase from regulatory settlements	—		—	(c)	—	(c)	—	—	—
Net Asset Value, End of Period	$10.11		$9.84		$8.72		$9.51	$9.74	$9.56
Total return (d)	4.86	%(f)	18.10	%(e)	(3.45)%		2.34%	6.65%	1.84	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.93	%(i)	0.89%		0.85%		0.85%	0.79%	0.79%
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—	—	—
Net expenses (h)	0.93	%(i)	0.89%		0.85%		0.85%	0.79%	0.79%
Waiver/Reimbursement	—		—		—		—	—	0.06	%(k)
Net investment income (h)	3.92	%(i)	4.27%		4.79%		4.74%	4.60%	3.91%
Portfolio turnover rate	90	%(f)	165%		223%		253%	320%	199%
Net assets, end of period (000s)	$22,126		$20,300		$18,221		$23,087	$24,704	$35,849

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% for the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

52

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010		2009		2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$9.84		$8.72		$9.51		$9.74	$9.57	$9.81
Income from Investment Operations:
Net investment income (b)	0.16		0.33		0.36		0.38	0.37	0.28
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.28		1.15		(0.76)		(0.23)	0.17	(0.17)
Total from investment operations	0.44		1.48		(0.40)		0.15	0.54	0.11
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.36)		(0.39)		(0.38)	(0.37)	(0.32)
From net realized gains	—		—		—		—	—	(0.03)
Total distributions to shareholders	(0.17)		(0.36)		(0.39)		(0.38)	(0.37)	(0.35)
Increase from regulatory settlements	—		—	(c)	—	(c)	—	—	—
Net Asset Value, End of Period	$10.11		$9.84		$8.72		$9.51	$9.74	$9.57
Total return (d)	4.47	%(f)	17.23	%(e)	(4.16)%		1.58%	5.75%	1.09	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.68	%(i)	1.64%		1.60%		1.60%	1.54%	1.54%
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—	—	—
Net expenses (h)	1.68	%(i)	1.64%		1.60%		1.60%	1.54%	1.54%
Waiver/Reimbursement	—		—		—		—	—	0.06	%(k)
Net investment income (h)	3.19	%(i)	3.55%		4.04%		3.99%	3.85%	3.14%
Portfolio turnover rate	90	%(f)	165%		223%		253%	320%	199%
Net assets, end of period (000s)	$3,508		$4,306		$4,861		$7,334	$8,735	$10,108

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% for the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

53

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010		2009		2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$9.84		$8.72		$9.51		$9.74	$9.56	$9.80
Income from Investment Operations:
Net investment income (b)	0.16		0.33		0.36		0.38	0.37	0.28
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.28		1.15		(0.76)		(0.23)	0.18	(0.17)
Total from investment operations	0.44		1.48		(0.40)		0.15	0.55	0.11
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.36)		(0.39)		(0.38)	(0.37)	(0.32)
From net realized gains	—		—		—		—	—	(0.03)
Total distributions to shareholders	(0.17)		(0.36)		(0.39)		(0.38)	(0.37)	(0.35)
Increase from regulatory settlements	—		—	(c)	—	(c)	—	—	—
Net Asset Value, End of Period	$10.11		$9.84		$8.72		$9.51	$9.74	$9.56
Total return (d)	4.47	%(f)	17.23	%(e)	(4.17)%		1.57%	5.86%	1.08	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.68	%(i)	1.64%		1.60%		1.60%	1.54%	1.54%
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—	—	—
Net expenses (h)	1.68	%(i)	1.64%		1.60%		1.60%	1.54%	1.54%
Waiver/Reimbursement	—		—		—		—	—	0.06	%(k)
Net investment income (h)	3.16	%(i)	3.50%		4.04%		3.97%	3.84%	3.20%
Portfolio turnover rate	90	%(f)	165%		223%		253%	320%	199%
Net assets, end of period (000s)	$5,708		$4,528		$3,529		$3,120	$2,275	$2,956

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% for the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

54

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$9.85		$8.72		$9.51		$9.75	$9.57	$9.81
Income from Investment Operations:
Net investment income (b)	0.21		0.43		0.45		0.48	0.47	0.37
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.28		1.16		(0.76)		(0.24)	0.18	(0.16)
Total from investment operations	0.49		1.59		(0.31)		0.24	0.65	0.21
Less Distributions to Shareholders:
From net investment income	(0.22)		(0.46)		(0.48)		(0.48)	(0.47)	(0.42)
From net realized gains	—		—		—		—	—	(0.03)
Total distributions to shareholders	(0.22)		(0.46)		(0.48)		(0.48)	(0.47)	(0.45)
Increase from regulatory settlements	—		—	(c)	—	(c)	—	—	—
Net Asset Value, End of Period	$10.12		$9.85		$8.72		$9.51	$9.75	$9.57
Total return (d)	4.99	%(f)	18.52	%(e)	(3.20)%		2.49%	6.91%	2.10	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.68	%(i)	0.64%		0.60%		0.60%	0.54%	0.54%
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—	—	—
Net expenses (h)	0.68	%(i)	0.64%		0.60%		0.60%	0.54%	0.54%
Waiver/Reimbursement	—		—		—		—	—	0.06	%(k)
Net investment income (h)	4.18	%(i)	4.52%		5.03%		4.98%	4.85%	4.13%
Portfolio turnover rate	90	%(f)	165%		223%		253%	320%	199%
Net assets, end of period (000s)	$1,080,675		$1,268,087		$1,198,289		$1,682,595	$1,865,289	$1,997,046

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% for the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

55

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$9.95		$9.47	$9.89	$9.84	$9.75	$9.82
Income from Investment Operations:
Net investment income (b)	0.12		0.32	0.42	0.44	0.40	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.09		0.49	(0.42)	0.05	0.09	(0.07)
Total from investment operations	0.21		0.81	—	0.49	0.49	0.24
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.33)	(0.42)	(0.44)	(0.40)	(0.31)
Increase from regulatory settlements	—		— (c)	— (c)	—	—	—
Net Asset Value, End of Period	$10.02		$9.95	$9.47	$9.89	$9.84	$9.75
Total return (d)(e)	2.09	%(f)	8.68%	0.03%	5.13%	5.12%	2.47%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.73	%(h)	0.73%	0.73%	0.73%	0.73%	0.72%
Waiver/Reimbursement	0.03	%(h)	0.03%	0.04%	0.02%	0.02%	0.08	%(i)
Net investment income (g)	2.47	%(h)	3.27%	4.43%	4.43%	4.05%	3.27%
Portfolio turnover rate	37	%(f)	91%	58%	58%	72%	80%
Net assets, end of period (000s)	$301,970		$245,872	$121,914	$76,196	$85,635	$83,675

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% for the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

56

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$9.94		$9.47	$9.89	$9.84	$9.74	$9.81
Income from Investment Operations:
Net investment income (b)	0.09		0.26	0.35	0.36	0.32	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.08		0.47	(0.42)	0.06	0.11	(0.08)
Total from investment operations	0.17		0.73	(0.07)	0.42	0.43	0.17
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.26)	(0.35)	(0.37)	(0.33)	(0.24)
Increase from regulatory settlements	—		— (c)	— (c)	—	—	—
Net Asset Value, End of Period	$10.01		$9.94	$9.47	$9.89	$9.84	$9.74
Total return (d)(e)	1.71	%(f)	7.77%	(0.72)%	4.35%	4.45%	1.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.48	%(h)	1.48%	1.48%	1.48%	1.48%	1.47%
Waiver/Reimbursement	0.03	%(h)	0.03%	0.04%	0.02%	0.02%	0.08	%(i)
Net investment income (g)	1.73	%(h)	2.62%	3.69%	3.69%	3.30%	2.69%
Portfolio turnover rate	37	%(f)	91%	58%	58%	72%	80%
Net assets, end of period (000s)	$8,602		$9,326	$10,502	$14,035	$20,303	$28,061

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% for the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

57

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$9.94		$9.46	$9.88	$9.83	$9.74	$9.81
Income from Investment Operations:
Net investment income (b)	0.11		0.29	0.39	0.41	0.37	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.08		0.49	(0.42)	0.05	0.09	(0.07)
Total from investment operations	0.19		0.78	(0.03)	0.46	0.46	0.19
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.30)	(0.39)	(0.41)	(0.37)	(0.26)
Increase from regulatory settlements	—		— (c)	— (c)	—	—	—
Net Asset Value, End of Period	$10.01		$9.94	$9.46	$9.88	$9.83	$9.74
Total return (d)(e)	1.93	%(f)	8.35%	(0.29)%	4.80%	4.80%	1.94%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.04	%(h)	1.04%	1.04%	1.04%	1.04%	1.20%
Waiver/Reimbursement	0.47	%(h)	0.47%	0.48%	0.46%	0.46%	0.35	%(i)
Net investment income (g)	2.16	%(h)	2.90%	4.12%	4.12%	3.75%	2.69%
Portfolio turnover rate	37	%(f)	91%	58%	58%	72%	80%
Net assets, end of period (000s)	$129,672		$113,038	$35,926	$18,644	$17,598	$22,091

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% for the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

58

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain on investments and futures contracts (c)	—
Total from investment operations (c)	—
Less Distributions to Shareholders:
From net investment income (c)	—
Net Asset Value, End of Period	$10.00
Total return (d)(e)	0.02%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.45%
Waiver/Reimbursement (g)	0.02%
Net investment income (f)(g)	2.11%
Portfolio turnover rate (e)	37%
Net assets, end of period (000s)	$3

(a)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

59

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class R Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$10.02
Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain on investments and futures contracts (c)	—
Total from investment operations (c)	—
Less Distributions to Shareholders:
From net investment income (c)	—
Net Asset Value, End of Period	$10.02
Total return (d)(e)	0.02%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.98%
Waiver/Reimbursement (g)	0.04%
Net investment income (f)(g)	1.43%
Portfolio turnover rate (e)	37%
Net assets, end of period (000s)	$3

(a)  Class R shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

60

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class W Shares	(Unaudited) Period Ended September 30, 2010 (a)
Net Asset Value, Beginning of Period	$10.02
Income from Investment Operations:
Net investment income (b)(c)	—
Net realized and unrealized gain on investments and futures contracts (c)	—
Total from investment operations (c)	—
Less Distributions to Shareholders:
From net investment income (c)	—
Net Asset Value, End of Period	$10.02
Total return (d)(e)	0.02%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.73%
Waiver/Reimbursement (g)	0.05%
Net investment income (f)(g)	1.82%
Portfolio turnover rate (e)	37%
Net assets, end of period (000s)	$3

(a)  Class W shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

61

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class Y Shares	(Unaudited) Six Months Ended September 30, 2010	Period Ended March 31, 2010 (a)
Net Asset Value, Beginning of Period	$9.93	$9.70
Income from Investment Operations:
Net investment income (b)	0.14	0.24
Net realized and unrealized gain on investments and futures contracts	0.08	0.23
Total from investment operations	0.22	0.47
Less Distributions to Shareholders:
From net investment income	(0.15)	(0.24)
Increase from regulatory settlements	—	—	(c)
Net Asset Value, End of Period	$10.00	$9.93
Total return (e)(f)	2.23%	4.91	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.47%	0.47%
Waiver/Reimbursement	—	—	%(h)(i)
Net investment income (g)(h)	2.74%	3.39%
Portfolio turnover rate (f)	37%	91%
Net assets, end of period (000s)	$20,783	$26,110

(a)  Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

62

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$9.93		$9.45	$9.87	$9.82	$9.73	$9.80
Income from Investment Operations:
Net investment income (b)	0.14		0.35	0.45	0.46	0.42	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.08		0.49	(0.43)	0.06	0.09	(0.07)
Total from investment operations	0.22		0.84	0.02	0.52	0.51	0.26
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.36)	(0.44)	(0.47)	(0.42)	(0.33)
Increase from regulatory settlements	—		— (c)	— (c)	—	—	—
Net Asset Value, End of Period	$10.00		$9.93	$9.45	$9.87	$9.82	$9.73
Total return (d)(e)	2.22	%(f)	8.97%	0.27%	5.39%	5.39%	2.73%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.48	%(h)	0.48%	0.48%	0.48%	0.48%	0.47%
Waiver/Reimbursement	0.03	%(h)	0.03%	0.04%	0.02%	0.02%	0.08	%(i)
Net investment income (g)	2.72	%(h)	3.54%	4.68%	4.67%	4.29%	3.40%
Portfolio turnover rate	37	%(f)	91%	58%	58%	72%	80%
Net assets, end of period (000s)	$2,026,206		$2,025,199	$1,133,563	$1,092,555	$857,655	$1,130,604

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% for the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

63

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2010		2010	2009		2008 (b)		2007	2006 (c)
Net Asset Value, Beginning of Period	$7.81		$5.92	$8.03		$9.11		$8.91	$9.31
Income from Investment Operations:
Net investment income (d)	0.27		0.54	0.57		0.64		0.62	0.63
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		1.90	(2.05)		(1.00)		0.32	(0.10)
Total from investment operations	0.39		2.44	(1.48)		(0.36)		0.94	0.53
Less Distributions to Shareholders:
From net investment income	(0.28)		(0.55)	(0.57)		(0.65)		(0.62)	(0.66)
From net realized gains	—		—	(0.06)		(0.07)		(0.12)	(0.27)
Total distributions to shareholders	(0.28)		(0.55)	(0.63)		(0.72)		(0.74)	(0.93)
Increase from regulatory settlements	—		— (e)	—		—		—	—
Net Asset Value, End of Period	$7.92		$7.81	$5.92		$8.03		$9.11	$8.91
Total return (f)	5.07	%(g)	42.43%	(19.17	)%(h)	(4.22	)%(i)	11.10%	6.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.20	%(k)	1.19%	1.18%		1.16%		1.13%	1.08%
Interest expense	—		—	—		—	%(l)	—	—
Net expenses (j)	1.20	%(k)	1.19%	1.18%		1.16%		1.13%	1.08%
Waiver/Reimbursement	—		—	—	%(l)	—		—	—
Net investment income (j)	6.84	%(k)	7.35%	8.06%		7.28%		6.88%	6.90%
Portfolio turnover rate	25	%(g)	41%	25%		2	%(g)(m)	—	—
Turnover of Columbia High Income Master Portfolio	—		—	—		32	%(g)	44%	34%
Net assets, end of period (000s)	$123,028		$112,678	$70,836		$98,973		$123,071	$109,029

(a)  Through February 27, 2008, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, resepectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

64

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2010		2010	2009		2008 (b)		2007	2006 (c)
Net Asset Value, Beginning of Period	$7.78		$5.90	$8.01		$9.09		$8.89	$9.29
Income from Investment Operations:
Net investment income (d)	0.24		0.48	0.52		0.57		0.55	0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		1.90	(2.05)		(1.00)		0.32	(0.10)
Total from investment operations	0.37		2.38	(1.53)		(0.43)		0.87	0.46
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.50)	(0.52)		(0.58)		(0.55)	(0.59)
From net realized gains	—		—	(0.06)		(0.07)		(0.12)	(0.27)
Total distributions to shareholders	(0.25)		(0.50)	(0.58)		(0.65)		(0.67)	(0.86)
Increase from regulatory settlements	—		— (e)	—		—		—	—
Net Asset Value, End of Period	$7.90		$7.78	$5.90		$8.01		$9.09	$8.89
Total return (f)	4.82	%(g)	41.33%	(19.84	)%(h)	(4.95	)%(i)	10.29%	5.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.95	%(k)	1.94%	1.93%		1.91%		1.88%	1.83%
Interest expense	—		—	—		—	%(l)	—	—
Net expenses (j)	1.95	%(k)	1.94%	1.93%		1.91%		1.88%	1.83%
Waiver/Reimbursement	—		—	—	%(l)	—		—	—
Net investment income (j)	6.09	%(k)	6.71%	7.29%		6.54%		6.16%	6.22%
Portfolio turnover rate	25	%(g)	41%	25%		2	%(g)(m)	—	—
Turnover of Columbia High Income Master Portfolio	—		—	—		32	%(g)	44%	34%
Net assets, end of period (000s)	$24,541		$30,664	$36,667		$64,786		$93,413	$102,085

(a)  Through February 27, 2008, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, resepectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

65

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2010		2010	2009		2008 (b)		2007	2006 (c)
Net Asset Value, Beginning of Period	$7.74		$5.87	$7.97		$9.05		$8.86	$9.25
Income from Investment Operations:
Net investment income (d)	0.24		0.48	0.52		0.57		0.55	0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		1.89	(2.04)		(1.00)		0.31	(0.09)
Total from investment operations	0.37		2.37	(1.52)		(0.43)		0.86	0.47
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.50)	(0.52)		(0.58)		(0.55)	(0.59)
From net realized gains	—		—	(0.06)		(0.07)		(0.12)	(0.27)
Total distributions to shareholders	(0.25)		(0.50)	(0.58)		(0.65)		(0.67)	(0.86)
Increase from regulatory settlements	—		— (e)	—		—		—	—
Net Asset Value, End of Period	$7.86		$7.74	$5.87		$7.97		$9.05	$8.86
Total return (f)	4.85	%(g)	41.38%	(19.81	)%(h)	(4.98	)%(i)	10.21%	5.39%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.95	%(k)	1.94%	1.93%		1.91%		1.88%	1.83%
Interest expense	—		—	—		—	%(l)	—	—
Net expenses (j)	1.95	%(k)	1.94%	1.93%		1.91%		1.88%	1.83%
Waiver/Reimbursement	—		—	—	%(l)	—		—	—
Net investment income (j)	6.09	%(k)	6.63%	7.32%		6.54%		6.16%	6.23%
Portfolio turnover rate	25	%(g)	41%	25%		2	%(g)(m)	—	—
Turnover of Columbia High Income Master Portfolio	—		—	—		32	%(g)	44%	34%
Net assets, end of period (000s)	$23,121		$23,519	$17,991		$26,976		$35,639	$39,547

(a)  Through February 27, 2008, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, resepectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

66

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2010		2010	2009		2008 (b)		2007	2006 (c)
Net Asset Value, Beginning of Period	$7.89		$5.98	$8.10		$9.19		$8.98	$9.37
Income from Investment Operations:
Net investment income (d)	0.28		0.56	0.60		0.66		0.64	0.66
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		1.92	(2.07)		(1.01)		0.33	(0.10)
Total from investment operations	0.41		2.48	(1.47)		(0.35)		0.97	0.56
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.57)	(0.59)		(0.67)		(0.64)	(0.68)
From net realized gains	—		—	(0.06)		(0.07)		(0.12)	(0.27)
Total distributions to shareholders	(0.29)		(0.57)	(0.65)		(0.74)		(0.76)	(0.95)
Increase from regulatory settlements	—		— (e)	—		—		—	—
Net Asset Value, End of Period	$8.01		$7.89	$5.98		$8.10		$9.19	$8.98
Total return (f)	5.28	%(g)	42.69%	(18.92	)%(h)	(4.05	)%(i)	11.41%	6.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	0.95	%(k)	0.94%	0.93%		0.91%		0.88%	0.83%
Interest expense	—		—	—		—	%(l)	—	—
Net expenses (j)	0.95	%(k)	0.94%	0.93%		0.91%		0.88%	0.83%
Waiver/Reimbursement	—		—	—	%(l)	—		—	—
Net investment income (j)	7.09	%(k)	7.63%	8.41%		7.54%		7.14%	7.19%
Portfolio turnover rate	25	%(g)	41%	25%		2	%(g)(m)	—	—
Turnover of Columbia High Income Master Portfolio	—		—	—		32	%(g)	44%	34%
Net assets, end of period (000s)	$639,828		$628,713	$486,116		$545,228		$739,921	$681,752

(a)  Through February 27, 2008, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure..

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, resepectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

67

Notes to Financial Statements – Corporate Bond Funds

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following diversified series of the Trust (each, a "Fund" and collectively, the "Funds"):

Columbia Total Return Bond Fund

Columbia Short Term Bond Fund

Columbia High Income Fund

Investment Objectives

Columbia Total Return Bond Fund seeks total return, consisting of current income and capital appreciation.

Columbia Short Term Bond Fund seeks current income, consistent with minimal fluctuation of principal.

Columbia High Income Fund seeks total return, consisting of a high level of income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares.

Columbia Total Return Bond Fund and Columbia High Income Fund each offer four classes of shares: Class A, Class B, Class C and Class Z shares.

Columbia Short Term Bond Fund offers eight classes of shares: Class A, Class B, Class C, Class I, Class R, Class W, Class Y and Class Z. Effective September 27, 2010, Class I, Class R and Class W shares of Columbia Short Term Bond Fund commenced operations. Columbia Short Term Bond Fund is also authorized to issue Class R4 shares, however as of the date of this report Class R4 shares are not offered for sale and have not commenced operations. Class Y shares of Columbia Short Term Bond Fund commenced operations effective July 15, 2009. Each share class has its own expense structure and sales charges, as applicable.

The Funds no longer accept investments by new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 1.00%, 3.25% and 4.75% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge ("CDSC") of 1.00% based upon the holding period after purchase.

Class B shares are subject to a maximum CDSC of 3.00%, 3.00% and 5.00% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Class I, Class R, Class W, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as disclosed in Note 13, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing

68

Corporate Bond Funds, September 30, 2010 (Unaudited)

techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

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•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Funds may invest in derivative instruments. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that that management has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Loan Participations and Commitments

The Funds may invest in loan participations. When a Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Funds may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Funds will not incur any registration costs upon such resale.

Treasury Inflation Protected Securities

The Funds may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statements of Operations.

Stripped Securities

The Funds may invest in Interest Only ("IO") and Principal Only ("PO") stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience

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greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an IO security; therefore, the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly for each Fund, except Columbia High Income Fund for which distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

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Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Total Return Bond Fund	$62,691,633	$—
Columbia Short Term Bond Fund	68,024,560	—
Columbia High Income Fund	58,539,565	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Total Return Bond Fund	$71,610,777	$(24,414,444)	$47,196,333
Columbia Short Term Bond Fund	53,988,484	(8,854,210)	45,134,274
Columbia High Income Fund	53,793,158	(26,324,175)	27,468,983

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2012	2013	2014	2015	2016	2017	2018	Total
Columbia Total Return Bond Fund	$—	$—	$—	$—	$—	$65,175,950	$—	$65,175,950
Columbia Short Term Bond Fund	1,196,305	9,446,701	11,783,069	12,691,619	642,768	—	—	35,760,462
Columbia High Income Fund	—	—	—	—	—	16,962,990	69,241,867	86,204,857

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial") acquired a portion of the asset management business of Columbia Management Group, LLC (the "Transaction"), including the business of managing the Funds. In connection with the closing of the Transaction (the "Closing"), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Funds and subsequently changed its name to Columbia Management Investment Advisers, LLC (the "New Advisor"). The New Advisor receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Total Return Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Columbia High Income Fund	0.55%	0.52%	0.49%	0.46%	0.46%	0.46%

Prior to the Closing, Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provided investment advisory services to the Funds under the same fee structure.

For the six month period ended September 30, 2010, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Total Return Bond Fund	0.37%
Columbia Short Term Bond Fund	0.30%
Columbia High Income Fund	0.54%

Sub-Advisory Fee

MacKay Shields LLC ("MacKay Shields") has been retained by the New Advisor to serve as the investment sub-advisor to Columbia High Income Fund. As the sub-advisor, and subject to the oversight of the New Advisor and the Fund's Board of Trustees, MacKay Shields is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for Columbia High Income Fund. The New Advisor, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on Columbia High Income Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 Million	0.400%
$100 Million to $200 Million	0.375%
Over $200 Million	0.350%

Prior to the Closing, MacKay Shields provided sub-advisory services to Columbia High Income Fund under the same fee structure in accordance with an agreement with Columbia.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Funds under a new Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Funds, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives an administration fee, computed daily and paid monthly, based on each Fund's average daily net assets at the annual rates listed below less

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the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Total Return Bond Fund	0.15%
Columbia Short Term Bond Fund	0.14%
Columbia High Income Fund	0.23%

Prior to the Closing, Columbia provided administrative services to the Funds at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Funds entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds' portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Funds and subsequently changed its name to Columbia Management Investment Services Corp. (the "New Transfer Agent"). The New Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Funds. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc, an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Funds and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

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For the six months ended September 30, 2010, the Funds' effective transfer agent fee rate for each class as a percentage of average daily net assets was as follows:

	Class A	Class B	Class C	Class R	Class W	Class Y	Class Z
Columbia Total Return Bond Fund	0.13%	0.13%	0.13%	N/A	N/A	N/A	0.13%
Columbia Short Term Bond Fund	0.04%	0.04%	0.04%	0.05%	0.05%	0.00%*	0.04%
Columbia High Income Fund	0.13%	0.13%	0.13%	N/A	N/A	N/A	0.13%

Class I shares do not pay transfer agent fees.

*Rounds to less than 0.01%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Funds and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the "New Distributor").

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares and net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares were as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class A	Class B	Class C
Columbia Total Return Bond Fund	$1,000	$—	$1,204	$25
Columbia Short Term Bond Fund	22,854	11,573	2,465	37,028
Columbia High Income Fund	7,509	—	7,107	793

The Trust has adopted distribution plans for Class B, Class C, Class R and Class W shares, shareholder servicing plans for Class B, Class C and Class W shares, and a combined distribution and shareholder servicing plan for Class A shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the New Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the New Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Fee Rate		Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25	%(1)	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%		0.25%
Class B and Class C Distribution Plans	0.75%		0.75%
Class R Distribution Plan*	0.50%		0.50%

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	Current Fee Rate	Plan Limit
Class W Shareholder Servicing Plan*	up to 0.25%	0.25	%(2)
Class W Distribution Plan*	up to 0.25%	0.25	%(2)

*  For Columbia Short Term Bond Fund

(1)  Columbia Short Term Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate shareholder servicing plan.

(2)  Columbia Short Term Bond Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

The New Distributor has voluntarily agreed to waive a portion of the distribution fee on Class C shares for Columbia Short Term Bond Fund so that it does not exceed 0.31% of average net assets. This arrangement may be modified or terminated by the New Distributor at any time.

The Trust may issue an unlimited number of shares. Columbia Total Return Bond Fund and Columbia High Income Fund each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Short Term Bond Fund offers eight classes of shares: Class A, Class B, Class C, Class I, Class R, Class W, Class Y and Class Z. Effective September 27, 2010, Class I, Class R and Class W shares of Columbia Short Term Bond Fund commenced operations. Also on that date, Class R4 shares of Columbia Short Term Bond Fund were registered with the Securities and Exchange Commission, however as of September 30, 2010, Class R4 shares have not yet commence operations. Class Y shares of Columbia Short Term Bond Fund commenced operations effective July 15, 2009. Each share class has its own expense structure and sales charges, as applicable.

The Funds no longer accept investments by new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 1.00%, 3.25% and 4.75% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase.

Class B shares are subject to a maximum CDSC of 3.00%, 3.00% and 5.00% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Class I, Class R, Class W, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in each Fund's prospectus.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Funds' shares. There were no changes to the underwriting discount structure of the Funds, the service or distribution fee rates paid by the Funds, or the distribution fee waivers for Class C shares of Columbia Short Term Bond Fund as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the New Advisor has voluntarily agreed to reimburse a portion of Columbia Short Term Bond Fund expenses so that ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.73%, 1.45%, 1.45%, 0.45%, 0.98%, 0.73%, 0.48% and 0.48% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, Class R, Class W, Class Y and Class Z shares, respectively, based on the Fund's average daily net assets. These arrangements may be modified or terminated by the New Advisor at any time.

From May 1, 2010 to September 26, 2010, the New Advisor had voluntarily agreed to reimburse a portion of Columbia Short Term Bond Fund expenses so that ordinary operating

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expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund custodian, did not exceed 0.48% of the Fund's average daily net assets on an annualized basis. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Fund expenses in the same manner.

Effective May 1, 2010, the New Advisor has voluntarily agreed to reimburse a portion of Columbia Total Return Bond Fund and Columbia High Income Fund expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from each Fund's custodian, do not exceed the annual rates of 0.70% and 1.00%, respectively, based on each Fund's average daily net assets. These arrangements may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of each Fund's expenses in the same manner.

The New Advisor is entitled to recover from Columbia Total Return Bond Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. Prior to May 1, 2010, Columbia was entitled to recover fees waived and/or expenses reimbursed from Columbia Total Return Bond Fund in the same manner.

At September 30, 2010, no amounts were potentially recoverable from the Fund.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Funds are employees of the New Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, each Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Funds, as set forth on the Statements of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund). Prior to the Closing, if no funds were selected, income earned on the plan participant's deferral account was based on the rate of return of BofA Treasury Reserves (formerly known as Columbia Treasury Reserves). Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees" on the Statements of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees" on the Statements of Assets and Liabilities.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Columbia Total Return Bond Fund	$74
Columbia Short Term Bond Fund	2,595
Columbia High Income Fund	450

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Note 6. Objectives and Strategies for Investing in Derivative Instruments

Columbia Total Return Bond Fund and Columbia Short Term Bond Fund use derivatives instruments including futures contracts, credit default swaps and forward contracts in order to meet their investment objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, each Fund may not achieve its investment objectives.

In pursuit of the Funds' investment objectives, the Funds are exposed to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Foreign exchange rate risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Credit risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counterparty to a derivative contract, to make timely principal and /or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

The following note provides more detailed information about each derivative type held by the Funds:

Forward foreign currency exchange contracts—Columbia Total Return Bond Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

During the six month period ended September 30, 2010, the Columbia Total Return Bond Fund entered into 34 forward foreign currency exchange contracts.

Futures Contracts—Columbia Total Return Bond Fund and Columbia Short Term Bond Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Funds versus the benchmarks.

The use of futures contracts involves certain risks, which include, among others: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Funds' investment advisor. In addition, upon entering

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Corporate Bond Funds, September 30, 2010 (Unaudited)

into index futures contracts, the Fund bears risks which may include securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Upon entering into a futures contract, a Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six month period ended September 30, 2010, Columbia Total Return Bond Fund and Columbia Short Term Bond Fund entered into 8,876 and 5,803 futures contracts, respectively.

Credit Default Swaps—Columbia Total Return Bond Fund entered into credit default swap transactions as a protection buyer to reduce overall credit exposure.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Funds may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statements of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statements of Operations.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

During the six month period ended September 30, 2010, Columbia Total Return Bond Fund purchased credit default swaps with a notional amount of $68,675,000.

The following table is a summary of the value of the Funds' derivative instruments as of September 30, 2010:

	Fair Value of Derivative Instruments
	Statements of Assets and Liabilities
	Assets		Liabilities
Funds	Futures Variation Margin*	Credit Default Swaps/Premiums	Futures Variation Margin*	Credit Default Swaps/Premiums
	Fair Value		Fair Value
Columbia Total Return Bond Fund	$—	$2,901,691	$13,922	$614,107
Columbia Short Term Bond Fund	—	—	106,406	—

*  Includes only current day's variation margin.

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Corporate Bond Funds, September 30, 2010 (Unaudited)

The effect of derivative instruments on the Funds' Statements of Operations for the six month period ended September 30, 2010:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Funds	Risk Exposure	Futures Contracts	Credit Default Swaps	Forward Foreign Currency Exchange Contracts	Futures Contracts	Credit Default Swaps	Forward Foreign Currency Exchange Contracts
Columbia Total Return Bond Fund	Interest Rate	$(26,822,182)	—	—	$(1,338,764)	—	—
	Credit	—	$(900,671)	—	—	$733,876	—
	Foreign Exchange Rate	—	—	$49,743	—	—	$(19,656)
Columbia Short Term Bond Fund	Interest Rate	(4,390,445)	—	—	(1,109,668)	—	—

Note 7. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Total Return Bond Fund	$706,737,951	$676,738,814	$311,875,709	$587,374,092
Columbia Short Term Bond Fund	687,144,264	328,913,641	289,232,888	566,411,649
Columbia High Income Fund	—	—	200,705,203	180,193,070

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, Columbia Total Return Bond Fund borrowed under these arrangements. The average daily loan balance outstanding on days where borrowing existed was $7,600,000 at a weighted average interest rate of 1.483%.

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Corporate Bond Funds, September 30, 2010 (Unaudited)

Note 9. Securities Lending

Each Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral.

For the six months period ended September 30, 2010, the Funds did not participate in the securities lending program.

Note 10. Shareholder Concentration

As of September 30, 2010, certain shareholder accounts owned of record more than 10% of the outstanding shares of one or more of the Funds. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Columbia Total Return Bond Fund	1	76.6
Columbia Short Term Bond Fund	1	58.6
Columbia High Income Fund	1	53.6

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 11. Regulatory Settlements

During the year ended March 31, 2010, the following Funds received payments relating to certain regulatory settlements with third parties that the Funds had participated in during the year. The payments have been included in "Increase from regulatory settlements" on the Statements of Changes in Net Assets. The payments were as follows:

Columbia Total Return Bond Fund	$40,867
Columbia Short Term Bond Fund	49,053
Columbia High Income Fund	177,263

Note 12. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

81

Corporate Bond Funds, September 30, 2010 (Unaudited)

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to

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Corporate Bond Funds, September 30, 2010 (Unaudited)

make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 13. Subsequent Events

The Board of Trustees has approved a proposal to merge Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund and Columbia High Income Fund into Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund). Shareholders of Columbia Total Return Bond Fund and Columbia High Income Fund will vote on each respective proposed merger at a Special Meeting of Shareholders scheduled to be held during the first half of 2011.

Effective October 26, 2010, MacKay Shields ceased serving as the investment sub-advisor to Columbia High Income Fund. Effective on that date, the New Advisor became responsible for the day to day management of the Fund. As a result, the administration fee for Columbia High Income Fund will be reduced as follows:

Columbia High Income Fund
Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.08%
$1 billion to $3 billion	0.07%
Over $3 billion	0.06%

Effective October 14, 2010, the line of credit disclosed in Note 8 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Board Consideration and Approval of Amendment to Investment Management Services Agreement – Columbia Short Term Bond Fund

In September 2010, the Board (the "Board") of Columbia Funds Series Trust (the "Trust") unanimously approved an amendment to the Investment Management Services Agreement (the "IMS Agreement") between Columbia Management Investment Advisers, LLC ("Columbia Management") and the Trust, on behalf of Columbia Short Term Bond Fund (the "Fund"). As detailed below, the Contracts Review Committee and/or the Board held numerous meetings and discussions with Columbia Management and reviewed and considered extensive materials in connection with the approval of the changes to the fee rates payable by the Fund before determining to approve the amendment to the IMS Agreement.

Prior to approving the proposed changes to the fee rates payable by the Fund, the trustees (the "Trustees") of the Board were presented with, and requested, received and evaluated, materials about the current IMS Agreement, the proposed changes to the fee rates and related matters from Columbia Management. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the Fund's current fees and expense ratios with a group of comparable funds that were selected by Lipper, Inc. Included in these reports were comparisons of contractual and actual investment advisory fee rates and total operating expenses.

In addition, the Trustees considered that the proposed amendment was part of a larger group of proposals, aligning the fees and expenses for similar funds based on a more consistent and uniform pricing model for all funds in the family of funds. In this regard, the Board recognized that many of the funds in the fund family were organized at different times by many different sponsors, and as a result, their fees and expenses did not reflect a common overall design.

The Trustees also reviewed and considered information that they had previously received, addressing the services Columbia Management provides and fund performance, among other things, in connection with their most recent consideration and approval of the IMS Agreement. Moreover, the Board and its Contract Review Committee met on several occasions, and received extensive materials, which the Trustees considered relevant to their consideration and approval of the proposed changes to the fee rates payable by the Fund. The Trustees also consulted with the non-interested Trustees' independent legal counsel, who advised on the legal standards for consideration by the Trustees, and otherwise assisted the Trustees in their deliberations.

At the conclusion of its review of the materials discussed above and of the discussions among the Trustees leading up to and during the September 20, 2010 meetings, the Board, on behalf of the Fund, agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of the amendment to the IMS Agreement.

In making its decision to approve the proposed amendment to the IMS Agreement for the Fund, the Board considered factors bearing on the nature, extent and quality of the services provided to the Fund, and the costs for those services, with a view toward making a business judgment as to whether the proposed amendment to the IMS Agreement is, under all of the circumstances, in the best interest of the Fund and the Fund's shareholders. The factors that the Trustees considered and the conclusions that they, in their business judgment, reached included, principally, the following:

•  The expected benefits of continuing to retain Columbia Management as the Fund's investment manager;

•  The Board's favorable evaluation of the nature, extent and quality of investment management services provided by Columbia Management to the Fund;

•  The Board's recent evaluation of the historical performance of Columbia Management in managing the Fund, recognizing that no assurances can be given that the Fund would achieve any level of performance in the future;

•  The Board's recent evaluation of the Fund's potential to realize economies scale through operations of Columbia Management;

•  The benefits from soft dollar arrangements that Columbia Management has obtained and will continue to obtain, from managing the Fund;

•  The expected benefits to shareholders of further integrating the legacy Columbia-branded funds (the "Columbia Funds Complex") and the legacy RiverSource-, Seligman- and Threadneedle-branded funds (the "Columbia RiverSource Funds Complex"

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and, collectively with the Columbia Funds Complex, the "Combined Fund Complex") by:

°  Standardizing investment advisory fee rates and total management fee rates (i.e., the investment advisory fee rates and the administration fee rates), to the extent possible, across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Mid Cap Value Fund with those of all other actively managed mid-cap funds in the Combined Fund Complex) to promote uniformity of pricing among similar funds;

°  Implementing contractual expense limitations that will generally cap annual operating expense ratios for each fund in the Combined Fund Complex at levels that are at or below the median net operating expense ratio of the other funds in the respective fund's peer group (as determined annually by an independent third-party data provider); and

°  Correlating investment advisory and administration fee rates across the Combined Fund Complex commensurate with the level of services being provided to various funds in the same investment category.

In making its decision to approve the amendment to the IMS Agreement that included the increase of the investment advisory fee rates payable by the Fund at all or most asset levels, the factors that the Trustees considered and the conclusions that they reached included, principally, the following:

•  The impact of the proposed changes in investment advisory fee rates on the gross and net expense ratios of the Fund, including the contemporaneous reduction in the rates payable by the Fund under the administration services agreement contingent on shareholder approval of the amendment to the IMS Agreement and the willingness of Columbia Management to contractually agree to limit total operating expenses for the Fund for a certain period of time;

•  Current and projected profits to Columbia Management from providing investment management and other services to the Fund, both under the current investment advisory fee rates and the proposed investment advisory fee rates; and

•  That the proposed investment advisory fee rates are designed to be competitive and to fairly compensate Columbia Management for services performed for the Fund.

In their deliberations, the Trustees did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of the Fund and other funds. Based on the foregoing, and other relevant information received, the Trustees concluded that the proposed investment advisory fee rate increase for the Fund is acceptable and competitive, including when compared to similar funds in the industry. Accordingly, the Board unanimously approved the amendment to the IMS Agreement with respect to the Fund.

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Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
among the Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the "Bank") pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia's long-term asset management business, including management of the Nations Funds (the "Transaction"). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC ("CMIA"). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by for example proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. ("Ameriprise"), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds.

3  Tab 1, CMIA, Supplemental Materials Prepared for the Nations Board, June 16, 2010 ("June Supplemental Materials") at p. 1.

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A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of the adviser's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.  Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.  Based upon my examination of the information supplied by CMG and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fee changes for each affected Nations Fund (each a "Fee Change Fund").

2.  In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

3.  CMIA has proposed an increase either in contractual advisory or total management fees for 10 Funds (each a "Fee Increase Fund"). All 10 would have higher advisory fees and lower administrative fees. For three Funds, the increase in proposed contractual advisory fees outweighs the decrease in contractual administrative fees, leading to a proposed increase in contractual management fees. Proposed contractual management fees would decline for six Funds and remain unchanged for one.

4.  The projected actual management fee, computed on the basis of assets as of October 31, 2009, would increase for only one of the 10 Funds, Large Cap Enhanced Core, after application of CMIA's proposed expense limitation program and consummation of proposed mergers. For eight Funds, actual management fees are projected to decline, reflecting the interaction of changes in contractual management fees, gross expenses, and expense limitations at October 31, 2009 asset levels. No change is projected in the actual management fee of the remaining Fee Increase Fund.

5.  CMIA's fee rationalization and merger proposals would have little effect on the quintile rankings of the actual management fees of the Fee Increase Funds. The ranking would change for only one Fund, while remaining unchanged from the current level for the other nine Funds. On a post-rationalization, post-merger basis, half the

87

actual management fees would be in the fourth or fifth quintiles.

6.  Half of the Fee Increase Funds have had median or better-than-median investment performance. None of the Funds would be designated a Review Fund based solely on performance.

7.  CMIA proposed that the Funds (except sub-advised Funds) and most other mutual funds it or its affiliates advise or sponsor (together, the "CMIA Funds") be subject to an expense limitation calculated by reference to the median of the relevant fund's Lipper expense group. As a result, all of the Fee Increase Funds are projected to have median or better total expenses after full implementation of the proposed fee changes, expense limitations, and mergers. Some Funds would have higher-than-median actual management fees under this program notwithstanding the newly-established expense limitations. The expense limitation would be recalculated every year based on updated Lipper data. Based upon an analysis of median expenses of Fund peer groups for the 2008-2010 period, it is likely that some Funds would experience sizable changes in their expense limits from year-to-year.

8.  CMIA reviewed the differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA's reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

9.  CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds' investment adviser), historical profitability data was judged to have little relevance.

10.  CMIA provided data comparing the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) with a projection of synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Corporate Bond Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

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PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Corporate Bond Funds
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1065 A (11/10)

Fixed Income Sector Portfolios

Semiannual Report for the Period Ended September 30, 2010

>  Corporate Bond Portfolio

>  Mortgage- and Asset-Backed Portfolio

Not FDIC insured • No bank guarantee • May lose value

Corporate Bond Portfolio	1

Mortgage- and Asset-Backed Portfolio	3

Investment Portfolios	5

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	20

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Corporate Bond Portfolio

Average annual total return as of 09/30/10 (%)

Inception	08/30/02
6-month (cumulative)	8.28
1-year	13.54
5-year	7.23
Life	6.80

No fees or expenses are charged to the Portfolio. Participants in a wrap fee program who are eligible to invest in the Portfolio, however, may pay program level fees. The Portfolio may incur significant transaction costs that are in addition to the program level fees. All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

1The Barclays Capital U.S. Credit Bond Index consists of publicly issued investment grade corporate securities and dollar-denominated SEC registered global debentures.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+8.28%

Portfolio Performance

+8.07%

Barclays Capital U.S Credit Bond Index[1]

Net asset value per share

as of 09/30/10 ($)	10.82

Distributions declared per share

04/01/10 – 09/30/10 ($)	0.32

1

Understanding Your Expenses – Corporate Bond Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Please read the wrap program documents for information regarding fees charged.

The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. The amount listed in the "Actual" column is calculated using the portfolio's actual total return for the period. The amount listed in the "Hypothetical" column is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Account value at the beginning of the period ($) 04/01/10		Account value at the end of the period ($) 09/30/10		Expenses paid during the period ($)*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	1,082.80	1,024.93	—	—

* No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay an asset-based fee that is not included in this table.

2

Performance Information – Mortgage- and Asset-Backed Portfolio

Average annual total return as of 09/30/10 (%)

Inception	08/30/02
6-month (cumulative)	4.09
1-year	8.04
5-year	3.79
Life	3.77

No fees or expenses are charged to the Portfolio. Participants in a wrap fee program who are eligible to invest in the Portfolio, however, may pay program level fees. The Portfolio may incur significant transaction costs that are in addition to the program level fees. All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

1The Barclays Capital U.S. Securitized Index is the largest component of the U.S. Aggregate Index and consists of the U.S. MBS Index, the ERISA-Eligible CMBS Index, and the fixed-rate ABS Index. The U.S. MBS Index includes both fixed-rate agency passthroughs and agency hybrid ARM securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+4.09%

Portfolio Performance

+4.00%

Barclays Capital U.S. Securitized Index[1]

Net asset value per share

as of 09/30/10 ($)	9.48

Distributions declared per share

04/01/10 – 09/30/10 ($)	0.16

3

Understanding Your Expenses – Mortgage- and Asset-Backed Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Please read the wrap program documents for information regarding fees charged.

The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. The amount listed in the "Actual" column is calculated using the portfolio's actual total return for the period. The amount listed in the "Hypothetical" column is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Account value at the beginning of the period ($) 04/01/10		Account value at the end of the period ($) 09/30/10		Expenses paid during the period ($)*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	1,040.90	1,024.93	—	—

* No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay an asset-based fee that is not included in this table.

4

Investment Portfolio – Corporate Bond Portfolio

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 93.7%
	Par ($)	Value ($)
Basic Materials – 4.7%
Chemicals – 1.7%
Dow Chemical Co. 5.900% 02/15/15	160,000	178,413
8.550% 05/15/19	40,000	50,508
9.400% 05/15/39	90,000	127,393
Chemicals Total		356,314
Iron/Steel – 2.2%
ArcelorMittal 7.000% 10/15/39	180,000	183,883
Nucor Corp. 5.850% 06/01/18	245,000	288,620
Iron/Steel Total		472,503
Metals & Mining – 0.8%
Vale Overseas Ltd. 6.875% 11/21/36	160,000	182,793
Metals & Mining Total		182,793
Basic Materials Total		1,011,610
Communications – 10.8%
Media – 5.8%
Comcast Cable Holdings LLC 9.875% 06/15/22	72,000	101,442
Comcast Corp. 6.950% 08/15/37	70,000	82,081
DirecTV Holdings LLC 6.375% 06/15/15	75,000	77,625
NBC Universal, Inc. 5.950% 04/01/41 (a)(b)	150,000	154,292
News America, Inc. 6.400% 12/15/35	204,000	226,230
6.550% 03/15/33	35,000	39,065
Rogers Cable, Inc. 6.250% 06/15/13	6,000	6,752
Time Warner Cable, Inc. 3.500% 02/01/15	125,000	131,203
5.850% 05/01/17	60,000	68,413
7.300% 07/01/38	145,000	178,110
Time Warner, Inc. 6.500% 11/15/36	160,000	179,432
Media Total		1,244,645
Telecommunication Services – 5.0%
AT&T, Inc. 5.625% 06/15/16	130,000	151,006
6.550% 02/15/39	135,000	157,001
BellSouth Corp. 5.200% 09/15/14	160,000	179,927

	Par ($)	Value ($)
Cellco Partnership/Verizon Wireless Capital LLC 5.550% 02/01/14	220,000	248,788
Telefonica Emisiones SAU 6.221% 07/03/17	100,000	116,757
6.421% 06/20/16	190,000	222,693
Telecommunication Services Total		1,076,172
Communications Total		2,320,817
Consumer Cyclical – 2.1%
Airlines – 0.4%
Continental Airlines, Inc. 7.461% 04/01/15	78,797	81,949
Airlines Total		81,949
Home Builders – 0.0%
D.R. Horton, Inc. 5.625% 09/15/14	10,000	10,000
Home Builders Total		10,000
Retail – 1.7%
CVS Pass-Through Trust 5.298% 01/11/27 (a)	104,779	107,814
McDonald's Corp. 4.875% 07/15/40	55,000	57,073
5.700% 02/01/39	165,000	190,106
Retail Total		354,993
Consumer Cyclical Total		446,942
Consumer Non-Cyclical – 12.3%
Beverages – 3.1%
Anheuser-Busch InBev Worldwide, Inc. 7.200% 01/15/14 (a)	565,000	658,377
Beverages Total		658,377
Food – 6.1%
Campbell Soup Co. 4.500% 02/15/19	90,000	100,691
ConAgra Foods, Inc. 7.000% 10/01/28	75,000	90,453
Kraft Foods, Inc. 4.125% 02/09/16	610,000	659,837
Kroger Co. 3.900% 10/01/15	420,000	455,823
Food Total		1,306,804
Healthcare Services – 0.5%
WellPoint, Inc. 7.000% 02/15/19	90,000	109,594
Healthcare Services Total		109,594

See Accompanying Notes to Financial Statements.

5

Corporate Bond Portfolio

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Household Products/Wares – 0.4%
Fortune Brands, Inc. 5.125% 01/15/11	90,000	91,034
Household Products/Wares Total		91,034
Pharmaceuticals – 2.2%
Novartis Securities Investment Ltd. 5.125% 02/10/19	185,000	212,403
Wyeth 5.500% 02/01/14	225,000	255,341
Pharmaceuticals Total		467,744
Consumer Non-Cyclical Total		2,633,553
Energy – 10.9%
Oil & Gas – 5.5%
Canadian Natural Resources Ltd. 6.250% 03/15/38	240,000	275,911
Devon Energy Corp. 6.300% 01/15/19	70,000	84,704
Marathon Oil Corp. 6.000% 07/01/12	25,000	26,947
6.000% 10/01/17	54,000	62,843
Nexen, Inc. 5.875% 03/10/35	75,000	76,536
7.500% 07/30/39	45,000	55,292
Qatar Petroleum 5.579% 05/30/11 (a)	20,007	20,294
Shell International Finance BV 5.500% 03/25/40	225,000	257,575
Talisman Energy, Inc. 5.850% 02/01/37	140,000	147,202
7.750% 06/01/19	135,000	172,324
Oil & Gas Total		1,179,628
Oil & Gas Services – 1.5%
Hess Corp. 5.600% 02/15/41	70,000	73,038
Smith International, Inc. 9.750% 03/15/19	130,000	186,357
Weatherford International Ltd. Bermuda 5.150% 03/15/13	35,000	37,475
Weatherford International Ltd. Bermuda 5.125% 09/15/20	30,000	30,668
Oil & Gas Services Total		327,538
Pipelines – 3.9%
Plains All American Pipeline LP 5.750% 01/15/20	10,000	11,043
6.500% 05/01/18	330,000	380,897
8.750% 05/01/19	120,000	152,305
Southern Natural Gas Co. 8.000% 03/01/32	105,000	123,221

	Par ($)	Value ($)
TransCanada Pipelines Ltd. 6.350% 05/15/67 (05/15/17) (c)(d)	185,000	172,975
Pipelines Total		840,441
Energy Total		2,347,607
Financials – 29.2%
Banks – 15.7%
Bank of New York Mellon Corp. 5.450% 05/15/19	60,000	70,034
Barclays Bank PLC 3.900% 04/07/15	65,000	68,879
5.000% 09/22/16	135,000	147,707
Capital One Capital IV 6.745% 02/17/37 (d)	110,000	109,450
Capital One Capital V 10.250% 08/15/39	125,000	135,313
Capital One Financial Corp. 7.375% 05/23/14	15,000	17,510
Chinatrust Commercial Bank 5.625% 12/29/49 (03/01/15) (a)(c)(d)	45,000	44,268
Citigroup, Inc. 5.375% 08/09/20	65,000	67,251
6.010% 01/15/15	25,000	27,485
8.125% 07/15/39	65,000	82,107
Comerica Bank 5.200% 08/22/17	120,000	128,074
Comerica, Inc. 3.000% 09/16/15	280,000	283,390
Discover Bank/Greenwood DE 8.700% 11/18/19	275,000	324,487
Discover Financial Services 10.250% 07/15/19	60,000	76,865
JPMorgan Chase Capital XX 6.550% 09/29/36	100,000	101,400
JPMorgan Chase Capital XXIII 1.376% 05/15/47 (11/15/10) (c)(d)	150,000	107,978
KeyCorp. 3.750% 08/13/15	160,000	163,249
KeyBank N.A. 5.800% 07/01/14	175,000	190,802
Lloyds TSB Bank PLC 4.375% 01/12/15 (a)	211,000	216,089
Marshall & IIsley Bank 5.300% 09/08/11	67,000	67,282
Merrill Lynch & Co., Inc. 6.050% 08/15/12 (e)	35,000	37,566
6.400% 08/28/17 (e)	120,000	131,317

See Accompanying Notes to Financial Statements.

6

Corporate Bond Portfolio

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
National City Corp. 4.900% 01/15/15	15,000	16,543
6.875% 05/15/19	110,000	129,032
Northern Trust Co. 6.500% 08/15/18	25,000	30,473
PNC Funding Corp. 3.625% 02/08/15	145,000	153,055
5.125% 02/08/20	90,000	97,432
Regions Financial Corp. 7.750% 09/15/24	32,000	32,414
Santander US Debt SA Unipersonal 3.781% 10/07/15 (a)(b)	200,000	199,980
Scotland International Finance No. 2 4.250% 05/23/13 (a)	127,000	125,476
Banks Total		3,382,908
Diversified Financial Services – 3.1%
Eaton Vance Corp. 6.500% 10/02/17	110,000	130,277
ERAC USA Finance LLC 2.750% 07/01/13 (a)	175,000	178,780
5.250% 10/01/20 (a)	160,000	170,895
Fund American Companies, Inc. 5.875% 05/15/13	110,000	115,540
Lehman Brothers Holdings, Inc. 5.625% 01/24/13 (f)	240,000	55,200
6.875% 05/02/18 (f)	45,000	10,575
Diversified Financial Services Total		661,267
Insurance – 7.7%
CNA Financial Corp. 5.850% 12/15/14	61,000	65,378
7.350% 11/15/19	124,000	139,417
ING Groep NV 5.775% 12/29/49 (12/08/15) (c)(d)	105,000	94,237
Liberty Mutual Group, Inc. 7.500% 08/15/36 (a)	265,000	269,536
10.750% 06/15/58 (a)(d)	45,000	53,100
Lincoln National Corp. 8.750% 07/01/19	170,000	218,681
MetLife Capital Trust X 9.250% 04/08/38 (a)(d)	100,000	118,000
MetLife, Inc. 10.750% 08/01/39	80,000	103,800
Prudential Financial, Inc. 4.500% 07/15/13	90,000	94,703
7.375% 06/15/19	50,000	60,908
8.875% 06/15/38 (d)	70,000	78,050

	Par ($)	Value ($)
Transatlantic Holdings, Inc. 8.000% 11/30/39	150,000	156,286
Unum Group 7.125% 09/30/16	180,000	207,735
Insurance Total		1,659,831
Real Estate Investment Trusts (REITs) – 2.7%
Brandywine Operating Partnership LP 7.500% 05/15/15	110,000	123,306
Duke Realty LP 7.375% 02/15/15	140,000	159,619
8.250% 08/15/19	200,000	236,858
Highwoods Properties, Inc. 5.850% 03/15/17	55,000	56,569
Real Estate Investment Trusts (REITs) Total		576,352
Financials Total		6,280,358
Industrials – 5.1%
Aerospace & Defense – 0.7%
Embraer Overseas Ltd. 6.375% 01/15/20	140,000	153,300
Aerospace & Defense Total		153,300
Machinery-Construction & Mining – 0.8%
Caterpillar, Inc. 8.250% 12/15/38	115,000	172,576
Machinery-Construction & Mining Total		172,576
Miscellaneous Manufacturing – 1.3%
Ingersoll-Rand Global Holding Co., Ltd. 9.500% 04/15/14	150,000	185,600
Tyco International Ltd./Tyco International Finance SA 6.875% 01/15/21	75,000	93,256
Miscellaneous Manufacturing Total		278,856
Transportation – 2.3%
BNSF Funding Trust I 6.613% 12/15/55 (01/15/26) (c)(d)	130,000	130,650
Burlington Northern Santa Fe Corp. 7.950% 08/15/30	115,000	154,913
Union Pacific Corp. 4.698% 01/02/24	9,415	9,791
5.700% 08/15/18	165,000	192,378
Transportation Total		487,732
Industrials Total		1,092,464
Technology – 2.2%
Networking Products – 0.7%
Cisco Systems, Inc. 5.900% 02/15/39	120,000	138,684
Networking Products Total		138,684

See Accompanying Notes to Financial Statements.

7

Corporate Bond Portfolio

September 30, 2010 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Software – 1.5%
Oracle Corp. 5.375% 07/15/40 (a)	305,000	328,051
Software Total		328,051
Technology Total		466,735
Utilities – 16.4%
Electric – 14.1%
AEP Texas Central Co. 6.650% 02/15/33	160,000	184,903
Columbus Southern Power Co. 6.600% 03/01/33	41,000	49,854
Commonwealth Edison Co. 4.000% 08/01/20	210,000	220,134
5.950% 08/15/16	80,000	94,924
6.950% 07/15/18	95,000	113,098
Detroit Edison Co. 3.450% 10/01/20	255,000	258,949
Duke Energy Corp. 5.300% 10/01/15	285,000	331,548
Exelon Generation Co. LLC 6.200% 10/01/17	220,000	257,927
Georgia Power Co. 4.750% 09/01/40	235,000	231,739
MidAmerican Energy Holdings Co. 5.000% 02/15/14	197,000	216,067
6.125% 04/01/36	70,000	80,083
Nevada Power Co. 5.375% 09/15/40	285,000	293,973
Niagara Mohawk Power Corp. 4.881% 08/15/19 (a)	80,000	87,923
Oncor Electric Delivery Co. LLC 5.250% 09/30/40 (a)	195,000	198,621
5.950% 09/01/13	155,000	173,652
Southern California Edison Co. 4.500% 09/01/40	105,000	102,664
Southern Co. 4.150% 05/15/14	60,000	65,002
Xcel Energy, Inc. 4.700% 05/15/20	65,000	70,670
Electric Total		3,031,731
Gas – 2.3%
Atmos Energy Corp. 6.350% 06/15/17	100,000	114,515
8.500% 03/15/19	115,000	149,494
Nakilat, Inc. 6.067% 12/31/33 (a)	145,000	159,500
Sempra Energy 6.500% 06/01/16	60,000	71,788
Gas Total		495,297
Utilities Total		3,527,028
Total Corporate Fixed-Income Bonds & Notes (Cost of $18,418,965)		20,127,114

Government & Agency Obligations – 3.7%
	Par ($)	Value ($)
Foreign Government Obligations – 3.7%
European Investment Bank 3.000% 04/08/14	310,000	330,127
Province of Ontario 3.375% 05/20/11	115,000	117,225
Province of Quebec 5.125% 11/14/16	200,000	233,897
Republic of Italy 5.375% 06/12/17	105,000	115,929
Foreign Government Obligations Total		797,178
U.S. Government Obligations – 0.0%
U.S. Treasury Bond 4.375% 05/15/40	1,000	1,123
U.S. Government Obligations Total		1,123
Total Government & Agency Obligations (Cost of $763,034)		798,301
Municipal Bonds – 1.4%
California – 0.6%
CA State Series 2009, 7.550% 04/01/39	25,000	27,281
CA Los Angeles Unified School District Series 2009, 5.750% 07/01/34	115,000	115,997
California Total		143,278
Kentucky – 0.8%
KY Asset/Liability Commission General Fund Series 2010, 3.165% 04/01/18	165,000	166,584
Kentucky Total		166,584
Total Municipal Bonds (Cost of $303,833)		309,862
Short-Term Obligation – 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/27/14, market value $211,575 (repurchase proceeds $203,001)	203,000	203,000
Total Short-Term Obligation (Cost of $203,000)		203,000

See Accompanying Notes to Financial Statements.

8

Corporate Bond Portfolio

September 30, 2010 (Unaudited)

Value ($)
Total Investments – 99.8% (Cost of $19,688,832) (g)	21,438,277
Other Assets & Liabilities, Net – 0.2%	44,815
Net Assets – 100.0%	21,483,092

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $3,090,996, which represents 14.4% of net assets.

(b)  Security purchased on a delayed delivery basis.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(e)  Investments in affiliate during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Interest Income	Value, end of period
Merrill Lynch & Co., Inc. 6.050% 08/15/12*	$37,380	$—	$—	$176	$—

*  As of May 1, 2010, this company was no longer an affiliate of the Portfolio.

(f)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $65,775, which represents 0.3% of net assets.

(g)  Cost for federal income tax purposes is $19,688,832.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Portfolio's assets:

Description	Quoted Prices in (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$1,011,610	$—	$1,011,610
Communications	—	2,320,817	—	2,320,817
Consumer Cyclical	—	364,993	81,949	446,942
Consumer Non-Cyclical	—	2,633,553	—	2,633,553
Energy	—	2,347,607	—	2,347,607
Financials	—	6,280,358	—	6,280,358
Industrials	—	1,082,673	9,791	1,092,464
Technology	—	466,735	—	466,735
Utilities	—	3,527,028	—	3,527,028
Total Corporate Fixed-Income Bonds & Notes	—	20,035,374	91,740	20,127,114
Government & Agency Obligations
Foreign Government Obligations	—	797,178	—	797,178
U.S. Government Obligations	1,123	—	—	1,123
Total Government & Agency Obligations	1,123	797,178	—	798,301
Total Municipal Bonds	—	309,862	—	309,862
Total Short-Term Obligation	—	203,000	—	203,000
Total Investments	1,123	21,345,414	91,740	21,438,277
Unrealized Depreciation on open Futures Contracts	(20,835)	—	—	(20,835)
Unrealized Appreciation on Credit Default Swap Contracts	—	27,278	—	27,278
Unrealized Depreciation on Credit Default Swap Contracts	—	(6,701)	—	(6,701)
Total	$(19,712)	$21,365,991	$91,740	$21,438,019

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

The following table reconciles asset balances for the six months ended September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of March 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical	$91,195	$277	$476	$3,553	$—	$(13,552)	$—	$—	$81,949
Industrials	—	—	—	(14)	—	(312)	10,117	—	9,791
	$91,195	$277	$476	$3,539	$—	$(13,864)	$10,117	$—	$91,740

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

See Accompanying Notes to Financial Statements.

9

Corporate Bond Portfolio

September 30, 2010 (Unaudited)

The change in unrealized appreciation attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $3,539. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

The following table shows transfers of financial assets between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$10,117	$10,117	$—

Financial Assets were transferred from Level 2 to Level 3 as the result of the pricing service changing the pricing methodology from the use of observable market inputs to the use of a single broker quote. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Portfolio has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$300,000	$13,093	$9,027
Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	200,000	(949)	(1,340)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	300,000	12,320	3,268
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	215,000	1,689	5,961
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	300,000	13,092	9,022
JPMorgan	Macy's, Inc.	Buy	1.000%	03/20/15	300,000	16,092	(3,345)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	400,000	18,857	(545)
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	350,000	(2,650)	(1,471)
							$20,577

At September 30, 2010 the Portfolio held the following open short futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	17	$2,142,797	$2,127,444	Dec-2010	$(15,353)
Ultra Long-Term U.S. Treasury Bonds	4	565,125	559,643	Dec-2010	(5,482)
					$(20,835)

As of September 30, 2010, cash of $99,000 was pledged as collateral for open futures contracts.

At September 30, 2010, the Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	29.2
Utilities	16.4
Consumer Non-Cyclical	12.3
Energy	10.9
Communications	10.8
Industrials	5.1
Basic Materials	4.7
Technology	2.2
Consumer Cyclical	2.1
93.7
Government & Agency Obligations	3.7
Municipal Bond	1.4
Short Term Obligation	1.0
Other Assets & Liabilities, Net	0.2
100.0

See Accompanying Notes to Financial Statements.

10

Investment Portfolio – Mortgage- and Asset-Backed Portfolio

September 30, 2010 (Unaudited)

Mortgage-Backed Securities – 52.8%
	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
5.632% 06/01/37 (10/01/10) (a)(b)	455,604	485,396
6.500% 11/01/32	6,740	7,484
Federal National Mortgage Association
4.000% 12/01/39	691,412	711,513
4.000% 09/01/40	1,847,559	1,901,273
4.500% 04/01/39	225,285	236,928
4.500% 04/01/40	267,899	281,121
4.500% 06/01/40	1,651,922	1,734,566
4.500% 07/01/40	1,471,223	1,544,836
5.000% 06/01/40	1,467,761	1,546,052
5.000% 07/01/40	1,244,052	1,319,731
5.500% 06/01/38	3,600,204	3,850,411
5.500% 07/01/39	3,596,312	3,856,099
6.000% 09/01/36	1,147,753	1,243,851
6.000% 11/01/38	913,232	986,359
6.500% 10/01/37	231,707	253,110
7.000% 02/01/32	10,280	11,643
TBA:
3.500% 10/01/40 (c)	350,000	352,570
5.500% 10/01/40 (c)	450,000	478,336
Government National Mortgage Association
7.000% 03/15/31	1,433	1,638
Total Mortgage-Backed Securities (Cost of $20,690,315)		20,802,917
Commercial Mortgage-Backed Securities – 23.6%
Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	95,848	102,224
4.830% 08/15/38	123,627	130,374
5.201% 12/11/38	474,847	501,320
5.700% 06/13/50	435,000	468,116
5.742% 09/11/42 (10/01/10) (a)(b)	145,000	160,897
6.480% 02/15/35	148,724	150,787
Commercial Mortgage Pass Through Certificates
5.472% 07/10/37 (10/01/10) (a)(b)	235,000	255,335
Credit Suisse Mortgage Capital Certificates
5.681% 02/15/39 (10/01/10) (a)(b)	50,000	54,042
6.020% 06/15/38 (10/01/10) (a)(b)	265,000	290,241
First Union National Bank Commercial Mortgage
6.141% 02/12/34	166,448	174,270
GE Capital Commercial Mortgage Corp.
4.819% 01/10/38	425,000	452,632
5.349% 08/11/36	130,000	137,326
GMAC Commercial Mortgage Securities, Inc.
5.659% 05/10/40 (10/01/10) (a)(b)	80,000	87,814

	Par ($)	Value ($)
Greenwich Capital Commercial Funding Corp.
4.799% 08/10/42 (10/01/10) (a)(b)	140,000	149,274
JPMorgan Chase Commercial Mortgage Securities Corp.
4.985% 01/12/37	85,000	90,391
5.122% 01/15/49	45,366	45,725
5.170% 05/15/47	164,470	166,445
5.255% 07/12/37 (a)	30,000	32,409
5.552% 05/12/45	440,000	476,808
5.857% 10/12/35	122,828	127,005
LB-UBS Commercial Mortgage Trust
4.166% 05/15/32	205,000	216,535
4.810% 01/15/36 (10/11/10) (a)(b)	554,190	560,838
4.853% 09/15/31	512,196	542,727
5.020% 08/15/29 (10/11/10) (a)(b)	170,000	182,877
5.430% 02/15/40	295,000	308,579
5.866% 09/15/45 (10/11/10) (a)(b)	400,000	423,156
Morgan Stanley Capital I
4.970% 12/15/41	280,000	302,091
5.332% 12/15/43	419,566	457,093
Morgan Stanley Dean Witter Capital I
4.920% 03/12/35	400,722	427,994
Wachovia Bank Commercial Mortgage Trust
4.039% 10/15/41	177,749	179,015
4.748% 02/15/41	265,000	284,754
4.807% 04/15/42	181,839	191,815
4.980% 11/15/34	85,000	90,114
5.037% 03/15/42	270,901	286,121
5.308% 11/15/48	115,000	123,846
5.374% 10/15/44 (10/01/10) (a)(b)	470,000	518,174
5.609% 03/15/45 (10/01/10) (a)(b)	45,000	44,954
5.997% 06/15/45	85,000	93,038
Total Commercial Mortgage-Backed Securities (Cost of $8,568,772)		9,287,156
Asset-Backed Securities – 8.4%
Ally Auto Receivables Trust
1.380% 07/15/14 (10/15/10) (a)(b)	135,000	136,406
BMW Vehicle Lease Trust
0.820% 04/15/13	100,000	100,102
Capital Auto Receivables Asset Trust
5.210% 03/17/14	196,596	201,894
Capital One Multi-Asset Execution Trust
0.337% 09/15/15 (10/15/10) (a)(b)	320,000	317,977

See Accompanying Notes to Financial Statements.

11

Mortgage- and Asset-Backed Portfolio

September 30, 2010 (Unaudited)

Asset-Backed Securities (continued)
	Par ($)	Value ($)
Chrysler Financial Auto Securitization Trust
6.250% 05/08/14 (d)	100,000	105,437
Chrysler Financial Lease Trust
1.780% 06/15/11 (d)	75,000	75,217
Citibank Credit Card Issuance Trust
0.458% 02/09/15 (11/07/10) (a)(b)	385,000	383,050
6.950% 02/18/14	38,000	40,328
CitiFinancial Auto Issuance Trust
2.590% 10/15/13 (d)	200,000	203,316
Daimler Chrysler Auto Trust
5.280% 03/08/13	200,000	206,427
Ford Credit Auto Owner Trust
1.320% 06/15/14	100,000	101,026
5.160% 04/15/13	389,000	410,170
Franklin Auto Trust
5.360% 05/20/16	100,000	102,452
GE Capital Credit Card Master Note Trust
3.690% 07/15/15	135,000	141,569
SACO I, Inc.
0.456% 04/25/35 (10/25/10) (a)(b)(d)	13,515	5,303
SLM Student Loan Trust
0.352% 03/15/17 (a)(b)	10,494	10,468
Soundview Home Equity Loan Trust
0.556% 11/25/35 (10/25/10) (a)(b)	47,369	45,017
Terwin Mortgage Trust
1.156% 07/25/34 (10/25/10) (a)(b)	44,088	40,424
USAA Auto Owner Trust
5.070% 06/15/13	579,434	591,507
Volkswagen Auto Loan Enhanced Trust
5.470% 03/20/13	80,440	83,049
Total Asset-Backed Securities (Cost of $3,257,612)		3,301,139
Collateralized Mortgage Obligations – 10.5%
Agency – 10.2%
Federal Home Loan Mortgage Corp.
4.000% 12/15/22	535,786	567,421
4.500% 11/15/24	794,074	838,065
Federal National Mortgage Association
5.000% 04/25/18	2,385,138	2,597,314
Agency Total		4,002,800
Non-Agency – 0.3%
Bear Stearns Alt-A Trust
0.536% 01/25/35 (10/25/10) (a)(b)	59,665	46,695

	Par ($)	Value ($)
Morgan Stanley Mortgage Loan Trust
0.476% 02/25/47 (10/25/10) (a)(b)	636,597	92,217
Non-Agency Total		138,912
Total Collateralized Mortgage Obligations (Cost of $4,639,365)		4,141,712
Government Obligation – 0.1%
U.S. Government Obligation – 0.1%
U.S. Treasury Note
1.875% 06/30/15	20,000	20,609
U.S. Government Obligation Total		20,609
Total Government Obligation (Cost of $20,177)		20,609
Short-Term Obligations – 1.8%
Repurchase Agreement – 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/27/14, market value $468,488 (repurchase proceeds $458,003)	458,000	458,000
U.S. Government Obligation – 0.7%
U.S. Treasury Bill
0.010% 08/25/11	270,000	269,410
Total Short-Term Obligations (Cost of $727,446)		727,410
Total Investments – 97.2% (Cost of $37,903,687) (e)		38,280,943
Other Assets & Liabilities, Net – 2.8%		1,093,628
Net Assets – 100.0%		39,374,571

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(b)  Parenthetical date represents the next reset date for the security.

(c)  Security purchased on a delayed delivery basis.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $389,273, which represents 1.0% of net assets.

(e)  Cost for federal income tax purposes is $37,903,687.

See Accompanying Notes to Financial Statements.

12

Mortgage- and Asset-Backed Portfolio

September 30, 2010 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Portfolio's assets:

Description	Quoted Prices in (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$830,906	$19,972,011	$—	$20,802,917
Total Commercial Mortgage-Backed Securities	—	9,287,156	—	9,287,156
Total Asset-Backed Securities	—	3,301,139	—	3,301,139
Total Collateralized Mortgage Obligations	—	4,141,712	—	4,141,712
Total Government Obligation	20,609	—	—	20,609
Short-Term Obligations
Repurchase Agreement	—	458,000	—	458,000
U.S. Government Obligation	—	269,410	—	269,410
Total Short-Term Obligations	—	727,410	—	727,410
Total Investments	851,515	37,429,428	—	38,280,943
Unrealized Depreciation on Futures Contracts	(4,782)	—	—	(4,782)
Total	$846,733	$37,429,428	$—	$38,276,161

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the Portfolio held the following open short futures contracts:

Interest Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
5-Year U.S. Treasury Notes	5	$604,336	$599,554	Dec-2010	$(4,782)

As of September 30, 2010, cash of $20,000 was pledged as collateral for open futures contracts.

At September 30, 2010, the asset allocation of the Portfolio is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	52.8
Commercial Mortgage-Backed Securities	23.6
Asset-Backed Securities	8.4
Collateralized Mortgage Obligations	10.5
Government & Agency Obligation	0.1
95.4
Short-Term Obligation	1.8
Other Assets & Liabilities, Net	2.8
100.0

Acronym	Name
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

13

Statements of Assets and Liabilities – Fixed Income Sector Portfolios

September 30, 2010 (Unaudited)

	($)	($)
	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Assets
Investments, at identified cost	19,688,832	37,903,687
Investments, at value	21,438,277	38,280,943
Cash	921	979
Cash collateral for open futures contracts	99,000	20,000
Open credit default swap contracts	27,278	—
Credit default swap contracts premiums paid	66,613	—
Receivable for:
Investments sold on a delayed delivery basis	59,967	4,712,989
Portfolio shares sold	—	330
Interest	261,225	164,388
Futures variation margin	1,234	—
Foreign tax reclaims	12	—
Other assets	9,498	—
Total Assets	21,964,025	43,179,629
Liabilities
Open credit default swap contracts	6,701	—
Credit default swap contracts premiums received	3,157	—
Payable for:
Investments purchased on a delayed delivery basis	350,579	3,616,589
Portfolio shares repurchased	120,210	188,235
Futures variation margin	—	234
Interest payable	286	—
Total Liabilities	480,933	3,805,058
Net Assets	21,483,092	39,374,571
Net Assets Consist of
Paid-in capital	23,053,861	51,245,101
Undistributed net investment income	31,216	24,063
Accumulated net realized loss	(3,343,836)	(12,267,067)
Net unrealized appreciation (depreciation) on:
Investments	1,749,445	377,256
Credit default swap contracts	13,241	—
Futures contracts	(20,835)	(4,782)
Net Assets	21,483,092	39,374,571
Shares outstanding	1,986,125	4,154,137
Net asset value price per share	10.82	9.48

See Accompanying Notes to Financial Statements.

14

Statements of Operations – Fixed Income Sector Portfolios

For the Six Months Ended September 30, 2010 (Unaudited)

	($)	($)
	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Investment Income
Interest	613,681	660,154
Interest from affiliate	176	—
Total Investment Income	613,857	660,154
Expenses
Expenses before interest expense	—	—
Interest expense	2,098	—
Total Expenses	2,098	—
Net Investment Income	611,759	660,154
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Credit Default Swap Contracts
Net realized gain (loss) on:
Investments	597,655	923,711
Futures contracts	(145,878)	(20,780)
Credit default swap contracts	(24,851)	—
Net realized gain	426,926	902,931
Net change in unrealized appreciation (depreciation) on:
Investments	697,151	115,249
Futures contracts	(20,835)	(4,782)
Credit default swap contracts	45,204	—
Net change in unrealized appreciation (depreciation)	721,520	110,467
Net Gain	1,148,446	1,013,398
Net Increase Resulting from Operations	1,760,205	1,673,552

See Accompanying Notes to Financial Statements.

15

Statements of Changes in Net Assets – Fixed Income Sector Portfolios

Increase (Decrease) in Net Assets	Corporate Bond Portfolio		Mortgage- and Asset-Backed Portfolio
	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations
Net investment income	611,759	1,345,672	660,154	1,747,063
Net realized gain on investments, futures contracts and credit default swap contracts	426,926	400,541	902,931	954,764
Net change in unrealized appreciation (depreciation) on investments, futures contracts and credit default swap contracts	721,520	3,275,751	110,467	823,140
Net increase resulting from operations	1,760,205	5,021,964	1,673,552	3,524,967
Distributions to Shareholders
From net investment income	(672,072)	(1,309,428)	(685,402)	(1,762,349)
Net Capital Stock Transactions	(3,436,702)	564,513	(2,269,835)	(9,234,695)
Total increase (decrease) in net assets	(2,348,569)	4,277,049	(1,281,685)	(7,472,077)
Net Assets
Beginning of period	23,831,661	19,554,612	40,656,256	48,128,333
End of period	21,483,092	23,831,661	39,374,571	40,656,256
Undistributed net investment income at end of period	31,216	91,529	24,063	49,311

See Accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Corporate Bond Portfolio				Mortgage- and Asset-Backed Portfolio
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010		(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	7,482	78,359	465,475	4,487,267	492,162	4,569,031	536,314	4,902,872
Distributions reinvested	296	3,074	1,274	12,338	9,926	93,308	16,385	148,495
Redemptions	(335,484)	(3,518,135)	(415,326)	(3,935,092)	(740,220)	(6,932,174)	(1,583,094)	(14,286,062)
Net increase (decrease)	(327,706)	(3,436,702)	51,423	564,513	(238,132)	(2,269,835)	(1,030,395)	(9,234,695)

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Corporate Bond Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2010		2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.30		$8.64	$9.66	$10.06		$9.93	$10.19
Income from Investment Operations:
Net investment income (a)	0.29		0.60	0.56	0.58		0.55	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.55		1.65	(1.01)	(0.40)		0.13	(0.25)
Total from investment operations	0.84		2.25	(0.45)	0.18		0.68	0.24
Less Distributions to Shareholders:
From net investment income	(0.32)		(0.59)	(0.57)	(0.58)		(0.55)	(0.49)
From net realized gains	—		—	—	—		—	(0.01)
Total distributions to shareholders	(0.32)		(0.59)	(0.57)	(0.58)		(0.55)	(0.50)
Net Asset Value, End of Period	$10.82		$10.30	$8.64	$9.66		$10.06	$9.93
Total return (b)	8.28	%(c)	26.58%	(4.65)%	1.81	%(d)	7.01%	2.34%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	—		—	—	—		—	—
Interest expense	0.02	%(f)	—	—	—		—	—
Net expenses (e)	0.02	%(f)	—	—	—		—	—
Net investment income (e)	5.48	%(f)	6.14%	6.10%	5.84%		5.55%	4.83%
Portfolio turnover rate	66	%(c)	146%	137%	189%		114%	62%
Net assets, end of period (000s)	$21,483		$23,832	$19,555	$73,803		$78,588	$64,597

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(e)  The net investment income and expense ratios exclude expenses charged directly to shareholders.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Mortgage- and Asset-Backed Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2010		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.26		$8.88	$9.32	$10.01	$9.85	$10.01
Income from Investment Operations:
Net investment income (a)	0.15		0.38	0.44	0.54	0.54	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.23		0.39	(0.44)	(0.67)	0.14	(0.12)
Total from investment operations	0.38		0.77	—	(0.13)	0.68	0.28
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.39)	(0.44)	(0.53)	(0.52)	(0.40)
From net realized gains	—		—	—	(0.03)	—	(0.04)
Total distributions to shareholders	(0.16)		(0.39)	(0.44)	(0.56)	(0.52)	(0.44)
Net Asset Value, End of Period	$9.48		$9.26	$8.88	$9.32	$10.01	$9.85
Total return (b)	4.09	%(c)	8.79%	0.10%	(1.34)%	7.12%	2.85%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (d)	—		—	—	—	—	—
Net investment income (d)	3.19	%(e)	4.20%	4.92%	5.50%	5.41%	4.00%
Portfolio turnover rate	136	%(c)	146%	142%	369%	543%	561%
Net assets, end of period (000s)	$39,375		$40,656	$48,128	$138,196	$135,358	$89,569

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  The net investment income and expense ratios exclude expenses charged directly to shareholders.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Fixed Income Sector Portfolios

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio (each, a "Portfolio" and collectively, the "Portfolios"), each a series of the Trust.

Investment Goals

Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio each seek total return, consisting of current income and capital appreciation.

Portfolio Shares

The Portfolios are authorized to issue an unlimited number of shares without par value and are available only to certain eligible investors through certain wrap fee programs, certain other managed accounts and certain registered investment companies, including those sponsored or managed by Bank of America Corporation ("BOA") and its affiliates.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted, except as disclosed in Note 9, no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

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Fixed Income Sector Portfolios, September 30, 2010 (Unaudited)

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Portfolios may invest in derivative instruments. For additional information on derivative instruments, please see Note 5.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolios seek to assert their rights.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Portfolios or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Portfolios will not incur any registration costs upon such resale.

Delayed Delivery Securities

Each Portfolio may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Portfolios to subsequently invest at less advantageous prices. Each Portfolio identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-date.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

21

Fixed Income Sector Portfolios, September 30, 2010 (Unaudited)

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Ordinary Income*	Long-term Capital Gains
Corporate Bond Portfolio	$1,309,428	$—
Mortgage- and Asset-Backed Portfolio	1,762,349	—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Corporate Bond Portfolio	$1,993,534	$(244,089)	$1,749,445
Mortgage- and Asset-Backed Portfolio	1,018,028	(640,772)	377,256

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2014	2015	2016	2017	2018	Total
Corporate Bond Portfolio	$190,899	$595,089	$576,674	$2,121,554	$224,029	$3,708,245
Mortgage- and Asset-Backed Portfolio	—	—	635,139	12,534,859	—	13,169,998

Management is required to determine whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

22

Fixed Income Sector Portfolios, September 30, 2010 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial") acquired a portion of the asset management business of Columbia Management Group, LLC (the "Transaction"), including the business of managing the Portfolios. In connection with the closing of the Transaction (the "Closing"), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Portfolios and subsequently changed its name to Columbia Management Investment Advisers, LLC (the "New Advisor").

The New Advisor does not receive any fees for its investment advisory services. In addition, under its investment advisory agreement, the New Advisor has agreed to bear all fees and expenses of the Portfolios (exclusive of brokerage fees and commissions, taxes, interest expense and extraordinary expenses, but inclusive of custodian charges relating to overdrafts, if any).

The Portfolios do not incur any fees or expenses except brokerage fees and commissions, taxes, interest expense and extraordinary expenses. Participants in the wrap fee programs eligible to invest in the Portfolios are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

Prior to the Closing, Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provided investment advisory services to the Portfolios under the same fee structure.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Portfolios under a new Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Portfolios. The New Advisor does not receive any compensation from the Portfolios for its services.

Prior to the Closing, Columbia provided administrative services to the Portfolios. Columbia did not receive any compensation from the Portfolios for its services.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Portfolios and subsequently changed its name to Columbia Management Investment Services Corp. (the "New Transfer Agent"). The New Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent.

The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios. The New Transfer Agent does not receive any compensation directly from the Portfolios for its services.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Portfolios and contracted with BFDS to serve as sub-transfer agent. The Previous Transfer Agent did not receive any fees for its services to the Portfolios.

Distribution and Service Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Portfolios and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the "New Distributor"). The New Distributor does not receive a fee for its services as distributor.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Portfolios' shares. There were no changes to the underwriting discount structure of the Portfolios as a result of the Transaction. Columbia Management Distributors, Inc. did not receive any fees for its services as distributor.

Note 5. Objectives and Strategies for Investing in Derivative Instruments

The Portfolios may use derivatives instruments including futures and credit default swaps in order to meet their investment objectives. The Portfolios employ strategies in differing combinations to permit them to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the

23

Fixed Income Sector Portfolios, September 30, 2010 (Unaudited)

use of derivatives do not work as intended, the Portfolios may not achieve their investment objectives.

In pursuit of their investment objectives the Portfolios are exposed to the following market risks:

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counterparty to a derivative contract to make timely principal and /or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

Interest Rate Risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The following notes provide more detailed information about each derivative type held by the Portfolios:

Futures Contracts—The Portfolios entered into interest rate futures contracts to manage the duration and yield curve exposure of the Portfolios versus the benchmark.

The use of futures contracts involves certain risks, which include, among others: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Portfolios' investment advisor.

Upon entering into a futures contract, the Portfolios identify within their portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the six month period ended September 30, 2010, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio entered into 102 and 48 futures contracts, respectively.

Credit Default Swap Contracts—Corporate Bond Portfolio entered into credit default swap transactions as a protection buyer to reduce overall credit exposure.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Portfolio may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Portfolio had invested in the reference obligation directly

24

Fixed Income Sector Portfolios, September 30, 2010 (Unaudited)

since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

During the six month period ended September 30, 2010, the Corporate Bond Portfolio purchased credit default swaps with a notional amount of $1,000,000.

The following table is a summary of the value of the Portfolios' derivative instruments as of September 30, 2010:

	Fair Value of Derivative Instruments
	Statement of Assets and Liabilities
	Assets	Fair Value		Liabilities	Fair Value
Corporate Bond Portfolio	Futures Variation Margin	$1,234	*	$—	$—
	Open Credit Default Swap Contracts/Premiums paid	93,891		Open Credit Default Swap Contracts/Premiums received	(9,858)
Mortgage- and Asset-Backed Portfolio	—	—		Futures Variation Margin	$(234	)*

*  Includes only current day's variation margin.

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Corporate Bond Portfolio	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate Risk	$(145,878)	$(20,835)
Credit Default Swap Contracts	Credit Risk	(24,851)	45,204
Mortgage- and Asset-Backed Portfolio
Futures Contracts	Interest Rate Risk	$(20,780)	(4,782)

Note 6. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Portfolios were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Corporate Bond Portfolio	$5,367,859	$5,996,493	$9,363,108	$11,785,613
Mortgage- and Asset-Backed Portfolio	48,438,967	50,950,859	4,246,957	4,141,889

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Fixed Income Sector Portfolios, September 30, 2010 (Unaudited)

Note 6. Line of Credit

The Portfolios and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any portfolio is limited to the lesser of $200,000,000 and the Portfolio's borrowing limit set forth in the Portfolio's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the Corporate Bond Portfolio borrowed under these arrangements. The average daily loan balance outstanding on days where borrowing existed was $1,245,714 at a weighted average interest rate of 1.497%.

Note 7. Shareholder Concentration

As of September 30, 2010, certain shareholder accounts owned of record more than 10% of the outstanding shares of the Portfolios. The aggregate percentages of shares outstanding held therein are as follows:

% of Shares Outstanding Held
Corporate Bond Portfolio	100.0
Mortgage- and Asset-Backed Portfolio	96.8

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios.

Note 8. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolios to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolios to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express

26

Fixed Income Sector Portfolios, September 30, 2010 (Unaudited)

Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Fixed Income Sector Portfolios, September 30, 2010 (Unaudited)

Note 9. Subsequent Event

Effective October 14, 2010, the line of credit disclosed in Note 6 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

28

Important Information About This Report

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Fixed Income Sector Portfolios listed on the front cover.

A description of the policies and procedures that each portfolio uses to determine how to vote proxies and a copy of each portfolio's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each portfolio voted proxies relating to portfolio securities is also available from the portfolios' website, www.columbiamanagement.com.

Each portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

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columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1125 A (11/10)

Columbia LifeGoal® Portfolios

Semiannual Report for the Period Ended September 30, 2010

>  Columbia LifeGoal® Balanced Growth Portfolio

>  Columbia LifeGoal® Growth Portfolio

>  Columbia LifeGoal® Income & Growth Portfolio

>  Columbia LifeGoal® Income Portfolio

Not FDIC insured • No bank guarantee • May lose value

Columbia LifeGoal® Growth Portfolio	1

Columbia LifeGoal® Balanced Growth Portfolio	3

Columbia LifeGoal® Income & Growth Portfolio	5

Columbia LifeGoal® Income Portfolio	7

Investment Portfolios	9

Financial Statements	13

Board Consideration and Approval of Amendment to Investment Management Services Agreement	52

Summary of Management Fee Evaluation by Independent Fee Consultant	54

Important Information About This Report	57

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia LifeGoal Growth Portfolio

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/12/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	1.30	–4.52	0.88	–4.12	0.89	–0.11	1.19	1.50
1-year	11.68	5.28	10.82	5.82	10.92	9.92	11.41	12.07
5-year	2.90	1.70	2.13	1.85	2.13	2.13	2.66	3.19
10-year	2.01	1.40	1.23	1.23	1.22	1.22	1.89	2.26

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

1.30%

Class A shares (without sales charge)

–1.42%

S&P 500 Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	10.43
Class B	9.56
Class C	9.48
Class R	10.35
Class Z	10.60

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.03
Class B	0.00	*
Class C	0.00	*
Class R	0.02
Class Z	0.04

*Rounds to less than $0.01 per share.

1

Understanding Your Expenses – Columbia LifeGoal Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,013.00	1,022.56	2.52	2.54	0.50
Class B	1,000.00	1,000.00	1,008.80	1,018.80	6.29	6.33	1.25
Class C	1,000.00	1,000.00	1,008.90	1,018.80	6.30	6.33	1.25
Class R	1,000.00	1,000.00	1,011.90	1,021.31	3.78	3.80	0.75
Class Z	1,000.00	1,000.00	1,015.00	1,023.82	1.26	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

2

Performance Information – Columbia LifeGoal Balanced Growth Portfolio

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/13/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	2.42	–3.43	2.05	–2.95	2.02	1.02	2.29	2.55
1-year	10.57	4.16	9.72	4.72	9.70	8.70	10.20	10.75
5-year	4.29	3.07	3.50	3.19	3.50	3.50	4.03	4.56
10-year	4.26	3.64	3.47	3.47	3.47	3.47	4.12	4.51

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

1The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

2The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

2.42%

Class A shares (without sales charge)

6.05%

Barclays Capital Aggregate Bond Index[1]

–1.42%

S&P 500 Index[2]

Net asset value per share

as of 09/30/10 ($)
Class A	10.38
Class B	10.31
Class C	10.44
Class R	10.37
Class Z	10.36

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.09
Class B	0.06
Class C	0.06
Class R	0.08
Class Z	0.11

3

Understanding Your Expenses – Columbia LifeGoal Balanced Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.20	1,022.56	2.54	2.54	0.50
Class B	1,000.00	1,000.00	1,020.50	1,018.80	6.33	6.33	1.25
Class C	1,000.00	1,000.00	1,020.20	1,018.80	6.33	6.33	1.25
Class R	1,000.00	1,000.00	1,022.90	1,021.31	3.80	3.80	0.75
Class Z	1,000.00	1,000.00	1,025.50	1,023.82	1.27	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

4

Performance Information – Columbia LifeGoal Income and Growth Portfolio

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/07/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	3.27	–2.64	2.90	–2.10	2.92	1.92	3.24	3.43
1-year	9.57	3.24	8.69	3.69	8.74	7.74	9.29	9.83
5-year	4.66	3.44	3.86	3.54	3.88	3.88	4.44	4.88
10-year	4.67	4.05	3.88	3.88	3.88	3.88	4.55	4.92

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

1The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

2The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

3.27%

Class A shares (without sales charge)

6.05%

Barclays Capital Aggregate Bond Index[1]

–1.42%

S&P 500 Index[2]

Net asset value per share

as of 09/30/10 ($)
Class A	10.23
Class B	10.19
Class C	10.13
Class R	10.24
Class Z	10.13

Distributions declared per share

04/01/10 –09/30/10 ($)
Class A	0.13
Class B	0.10
Class C	0.10
Class R	0.12
Class Z	0.15

5

Understanding Your Expenses – Columbia LifeGoal Income and Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.70	1,022.56	2.55	2.54	0.50
Class B	1,000.00	1,000.00	1,029.00	1,018.80	6.36	6.33	1.25
Class C	1,000.00	1,000.00	1,029.20	1,018.80	6.36	6.33	1.25
Class R	1,000.00	1,000.00	1,032.40	1,021.31	3.82	3.80	0.75
Class Z	1,000.00	1,000.00	1,034.30	1,023.82	1.27	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

6

Performance Information – Columbia LifeGoal Income Portfolio

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	09/04/03		09/04/03		09/05/03		09/04/03
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.63	0.29	3.24	0.24	3.15	2.15	3.65
1-year	8.62	5.12	7.82	4.82	7.83	6.83	8.89
5-year	4.41	3.72	3.64	3.64	3.62	3.62	4.65
Life	4.40	3.91	3.62	3.62	3.60	3.60	4.66

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

1The Barclays Capital U.S. Aggregate 1-3 Years Index is an index of publicly-issued investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.

2This blend is 80% Barclays Capital U.S. Aggregate 1-3 Years Index and 20% Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital U.S. Corporate High Yield Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of US. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The index includes reinvestment of income.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

3.63%

Class A shares (without sales charge)

1.62%

Barclays Capital U.S. Aggregate 1-3 Years Index[1]

2.63%

Blended 80% Barclays Capital U.S. Aggregate 1-3 Years Index/ 20% Barclays Capital U.S. Corporate High Yield Bond Index[2]

Net asset value per share

as of 09/30/10 ($)
Class A	10.10
Class B	10.09
Class C	10.07
Class Z	10.10

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.16
Class B	0.12
Class C	0.12
Class Z	0.17

7

Understanding Your Expenses – Columbia LifeGoal Income Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.30	1,021.71	3.42	3.40	0.67
Class B	1,000.00	1,000.00	1,032.40	1,017.95	7.23	7.18	1.42
Class C	1,000.00	1,000.00	1,031.50	1,017.95	7.23	7.18	1.42
Class Z	1,000.00	1,000.00	1,036.50	1,022.96	2.14	2.13	0.42

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

8

Investment Portfolio – Columbia LifeGoal Growth Portfolio

September 30, 2010 (Unaudited)

Investment Companies (a) – 100.1%
	Shares	Value ($)
Columbia Acorn International, Class Z	382,208	14,523,899
Columbia Acorn USA, Class Z	447,655	10,980,983
Columbia Contrarian Core Fund, Class Z	1,714,293	21,737,229
Columbia Convertible Securities Fund, Class Z	1,054,619	14,479,924
Columbia Core Bond Fund, Class Z	1,203,319	13,441,078
Columbia Disciplined Value Fund, Class Z	868,479	8,997,443
Columbia Dividend Income Fund, Class Z	739,678	8,972,300
Columbia Emerging Markets Fund, Class Z	2,010,172	23,961,248
Columbia Energy and Natural Resources Fund, Class Z	1,431,444	27,354,902
Columbia International Value Fund, Class Z	1,314,281	18,294,786
Columbia Large Cap Core Fund, Class Z	1,537,389	18,110,437
Columbia Large Cap Growth Fund, Class Z	601,052	12,694,218
Columbia Large Cap Value Fund, Class Z	879,331	8,977,967
Columbia Marsico Focused Equities Fund, Class Z	575,302	11,753,429
Columbia Marsico International Opportunities Fund, Class Z	1,612,341	18,187,209
Columbia Mid Cap Growth Fund, Class Z	1,172,653	27,299,359
Columbia Mid Cap Value Fund, Class Z	2,312,405	27,286,374
Columbia Pacific/Asia Fund, Class Z	687,306	5,464,084
Columbia Real Estate Equity Fund, Class Z	730,440	8,575,368
Columbia Select Large Cap Growth Fund, Class Z	1,380,183	15,513,259
Columbia Small Cap Growth Fund I, Class Z	203,407	5,494,017
Columbia Small Cap Growth Fund II, Class Z	532,716	5,497,626
Columbia Small Cap Value Fund I, Class Z	266,965	10,902,864
Columbia Small Cap Value Fund II, Class Z	925,202	10,972,900
Columbia U.S. Treasury Index Fund, Class Z	284,803	3,349,289

	Shares	Value ($)
Columbia Value and Restructuring Fund, Class Z	208,552	9,082,457
Total Investment Companies (cost of $337,184,116)		361,904,649
Total Investments – 100.1% (cost of $337,184,116) (b)		361,904,649
Other Assets & Liabilities, Net – (0.1)%		(483,605)
Net Assets – 100.0%		361,421,044

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.

(b)  Cost for federal income tax purposes is $337,184,116.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Portfolio as of September 30, 2010.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

9

Investment Portfolio – Columbia LifeGoal Balanced Growth Portfolio

September 30, 2010 (Unaudited)

Investment Companies – 98.7%
	Shares	Value ($)
BofA Cash Reserves, Capital Class Shares (c)	2,582,727	2,582,727
Columbia Acorn International, Class Z (a)	293,575	11,155,844
Columbia Acorn USA, Class Z (a)	403,941	9,908,685
Columbia Contrarian Core Fund, Class Z (a)	1,644,970	20,858,215
Columbia Convertible Securities Fund, Class Z (a)	1,400,389	19,227,335
Columbia Core Bond Fund, Class Z (a)	10,658,124	119,051,241
Columbia Disciplined Value Fund, Class Z (a)	797,506	8,262,167
Columbia Dividend Income Fund, Class Z (a)	1,359,367	16,489,122
Columbia Emerging Markets Fund, Class Z (a)	2,142,802	25,542,203
Columbia Energy and Natural Resources Fund, Class Z (a)	2,046,990	39,117,979
Columbia High Income Fund, Class Z (a)	4,914,426	39,364,556
Columbia International Value Fund, Class Z (a)	1,413,458	19,675,336
Columbia Large Cap Core Fund, Class Z (a)	1,767,031	20,815,625
Columbia Large Cap Growth Fund, Class Z (a)	663,107	14,004,822
Columbia Large Cap Value Fund, Class Z (a)	807,195	8,241,465
Columbia Marsico Focused Equities Fund, Class Z (a)	547,708	11,189,680
Columbia Marsico International Opportunities Fund, Class Z (a)	1,743,530	19,667,022
Columbia Mid Cap Growth Fund, Class Z (a)	1,093,655	25,460,278
Columbia Mid Cap Value Fund, Class Z (a)	2,130,841	25,143,925
Columbia Pacific/Asia Fund, Class Z (a)	1,058,868	8,418,002
Columbia Real Estate Equity Fund, Class Z (a)	1,360,875	15,976,669
Columbia Select Large Cap Growth Fund, Class Z (a)	1,525,257	17,143,888
Columbia Small Cap Growth Fund I, Class Z (a)	211,546	5,713,847
Columbia Small Cap Growth Fund II, Class Z (a)	414,845	4,281,203
Columbia Small Cap Value Fund I, Class Z (a)	239,833	9,794,799
Columbia Small Cap Value Fund II, Class Z (a)	835,209	9,905,584

	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Class Z (a)	219,347	2,579,518
Columbia Value and Restructuring Fund, Class Z (a)	192,840	8,398,164
Total Investment Companies (cost of $494,097,690)		537,969,901
Government Obligations – 1.4%
	Par ($)
U.S. Government Obligations – 1.4%
U.S. Treasury Inflation Indexed Bonds: 2.125% 02/15/40	161,384	180,334
2.375% 01/15/25	1,069,827	1,230,218
3.875% 04/15/29	1,041,028	1,447,679
U.S. Treasury Inflation Indexed Notes: 1.625% 01/15/15	907,683	970,016
1.875% 07/15/13	593,500	630,779
2.000% 01/15/14	707,922	759,246
2.000% 01/15/16	620,602	680,141
2.125% 01/15/19	695,563	783,051
2.625% 07/15/17	510,162	588,201
3.000% 07/15/12	412,253	437,761
U.S. Government Obligations Total		7,707,426
Total Government Obligations (cost of $7,407,038)		7,707,426
Total Investments – 100.1% (cost of $501,504,728)(b)		545,677,327
Other Assets & Liabilities, Net – (0.1)%		(524,912)
Net Assets – 100.0%		545,152,415

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.

(b)  Cost for federal income tax purposes is $501,504,728.

Quoted prices in active markets for identical securities (level 1 measurement) were used in determining value for all securities in the Investment Portfolio as of September 30, 2010.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

(c)  As of May 1, 2010, this security was no longer an affiliate of the Portfolio.

See Accompanying Notes to Financial Statements.

10

Investment Portfolio – Columbia LifeGoal Income and Growth Portfolio

September 30, 2010 (Unaudited)

Investment Companies – 97.2%
	Shares	Value ($)
BofA Cash Reserves, Capital Class Shares (c)	670,885	670,885
Columbia Acorn USA, Class Z (a)	43,963	1,078,406
Columbia Contrarian Core Fund, Class Z (a)	250,898	3,181,385
Columbia Convertible Securities Fund, Class Z (a)	463,145	6,358,982
Columbia Core Bond Fund, Class Z (a)	3,792,184	42,358,694
Columbia Disciplined Value Fund, Class Z (a)	135,508	1,403,859
Columbia Dividend Income Fund, Class Z (a)	404,521	4,906,837
Columbia Emerging Markets Fund, Class Z (a)	424,508	5,060,134
Columbia Energy and Natural Resources Fund, Class Z (a)	373,118	7,130,289
Columbia High Income Fund, Class Z (a)	2,042,839	16,363,138
Columbia International Value Fund, Class Z (a)	104,720	1,457,696
Columbia Large Cap Core Fund, Class Z (a)	269,650	3,176,480
Columbia Large Cap Growth Fund, Class Z (a)	100,989	2,132,898
Columbia Marsico Focused Equities Fund, Class Z (a)	69,382	1,417,483
Columbia Marsico International Opportunities Fund, Class Z (a)	127,156	1,434,323
Columbia Mid Cap Growth Fund, Class Z (a)	153,978	3,584,600
Columbia Mid Cap Value Fund, Class Z (a)	301,120	3,553,214
Columbia Pacific/Asia Fund, Class Z (a)	90,067	716,035
Columbia Real Estate Equity Fund, Class Z (a)	234,090	2,748,213
Columbia Select Large Cap Growth Fund, Class Z (a)	257,012	2,888,817
Columbia Short Term Bond Fund, Class Z (a)	1,213,211	12,132,107
Columbia Small Cap Growth Fund I, Class Z (a)	40,208	1,086,005
Columbia Small Cap Value Fund I, Class Z (a)	26,099	1,065,877
Columbia Small Cap Value Fund II, Class Z (a)	90,479	1,073,084
Columbia U.S. Treasury Index Fund, Class Z (a)	228,009	2,681,385

	Shares	Value ($)
Mortgage- and Asset-Backed Portfolio (a)	424,931	4,028,345
Total Investment Companies (cost of $126,142,889)		133,689,171
Government Obligations – 2.9%
	Par ($)
U.S. Government Obligations – 2.9%
U.S. Treasury Inflation Indexed Bonds: 2.125% 02/15/40	80,692	90,167
2.375% 01/15/25	560,936	645,033
3.875% 04/15/29	530,460	737,671
U.S. Treasury Inflation Indexed Notes: 1.625% 01/15/15	473,822	506,360
1.875% 07/15/13	314,555	334,313
2.000% 01/15/14	377,558	404,931
2.000% 01/15/16	318,539	349,099
2.125% 01/15/19	365,551	411,531
2.625% 07/15/17	262,970	303,196
3.000% 07/15/12	206,127	218,881
U.S. Government Obligations Total		4,001,182
Total Government Obligations (cost of $3,845,293)		4,001,182
Total Investments – 100.1% (cost of $129,988,182)(b)		137,690,353
Other Assets & Liabilities, Net – (0.1)%		(89,039)
Net Assets – 100.0%		137,601,314

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $129,988,182.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of September 30, 2010.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

(c)  As of May 1, 2010, this security was no longer an affiliate of the Portfolio.

See Accompanying Notes to Financial Statements.

11

Investment Portfolio – Columbia LifeGoal Income Portfolio

September 30, 2010 (Unaudited)

Investment Companies – 95.3%
	Shares	Value ($)
BofA Cash Reserves, Capital Class Shares (c)	565,093	565,093
Columbia Convertible Securities Fund, Class Z (a)	103,031	1,414,614
Columbia Core Bond Fund, Class Z (a)	1,106,633	12,361,085
Columbia Dividend Income Fund, Class Z (a)	115,926	1,406,188
Columbia Energy and Natural Resources Fund, Class Z (a)	44,803	856,184
Columbia High Income Fund, Class Z (a)	460,773	3,690,789
Columbia International Value Fund, Class Z (a)	40,349	561,656
Columbia Mid Cap Value Fund, Class Z (a)	— (d)	1
Columbia Real Estate Equity Fund, Class Z (a)	48,045	564,047
Columbia Short Term Bond Fund, Class Z (a)	312,044	3,120,442
Columbia Small Cap Value Fund I, Class Z (a)	3,319	135,530
Columbia Small Cap Value Fund II, Class Z (a)	11,345	134,548
Columbia U.S. Treasury Index Fund, Class Z (a)	72,496	852,554
Mortgage- and Asset-Backed Portfolio (a)	134,326	1,273,412
Total Investment Companies (cost of $25,495,786)		26,936,143
Government Obligations – 4.9%
	Par ($)
U.S. Government Obligations – 4.9%
U.S. Treasury Inflation Indexed Bonds: 2.125% 02/15/40	35,303	39,448
2.375% 01/15/25	196,617	226,094
3.875% 04/15/29	172,400	239,743
U.S. Treasury Inflation Indexed Notes: 1.625% 01/15/15	165,552	176,921
1.875% 07/15/13	100,895	107,233
2.000% 01/15/14	129,786	139,195
2.000% 01/15/16	115,333	126,398
2.125% 01/15/19	132,005	148,608
2.625% 07/15/17	94,669	109,151
3.000% 07/15/12	72,751	77,252
U.S. Government Obligations Total		1,390,043
Total Government Obligations (cost of $1,335,884)		1,390,043

Value ($)
Total Investments – 100.2% (cost of $26,831,670) (b)	28,326,186
Other Assets & Liabilities, Net – (0.2)%	(50,278)
Net Assets – 100.0%	28,275,908

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.

(b)  Cost for federal income tax purposes is $26,831,670.

(c)  As of May 1, 2010, this security was no longer an affiliate of the Portfolio.

(d)  Fraction of a share.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of September 30, 2010.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

12

Statements of Assets and Liabilities – Columbia LifeGoal Portfolios
September 30, 2010 (Unaudited)

	($)	($)	($)	($)
	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Assets
Affiliated investments, at identified cost	337,184,116	491,514,963	125,472,004	24,930,693
Unaffiliated investments, at identified cost	—	9,989,765	4,516,178	1,900,977
Total investments, at identified cost	337,184,116	501,504,728	129,988,182	26,831,670
Affiliated investments, at value	361,904,649	535,387,174	133,018,286	26,371,050
Unaffiliated investments, at value	—	10,290,153	4,672,067	1,955,136
Total investments, at value	361,904,649	545,677,327	137,690,353	28,326,186
Cash	—	87,855	52,437	20,741
Receivable for:
Investments sold	598,168	301,884	54,051	—
Portfolio shares sold	174,463	362,507	31,860	31,107
Interest	—	44,160	22,787	7,765
Expense reimbursement due from investment advisor	—	—	—	10,498
Other assets	—	—	—	26,271
Total Assets	362,677,280	546,473,733	137,851,488	28,422,568
Liabilities
Payable for:
Investments purchased	—	—	—	7,909
Portfolio shares repurchased	1,031,053	962,449	162,461	50,795
Distributions	9	76	313	—
Investment advisory fee	73,280	110,653	28,001	1,068
Administration fee	—	—	—	690
Pricing and bookkeeping fees	—	—	—	2,213
Transfer agent fee	—	—	—	1,804
Trustees' fees	—	—	—	37,074
Audit fee	—	—	—	16,707
Legal fee	—	—	—	13,335
Custody fee	—	—	—	513
Distribution and service fees	151,894	248,140	59,399	12,126
Chief compliance officer expenses	—	—	—	4
Other liabilities	—	—	—	2,422
Total Liabilities	1,256,236	1,321,318	250,174	146,660
Net Assets	361,421,044	545,152,415	137,601,314	28,275,908
Net Assets Consist of
Paid-in capital	426,632,900	580,407,870	143,047,980	29,013,876
Undistributed (overdistributed) net investment income	(3,022)	755	7,430	2,446
Accumulated net realized loss	(89,929,367)	(79,428,809)	(13,156,267)	(2,234,930)
Net unrealized appreciation (depreciation) on investments	24,720,533	44,172,599	7,702,171	1,494,516
Net Assets	361,421,044	545,152,415	137,601,314	28,275,908

See Accompanying Notes to Financial Statements.

13

Statements of Assets and Liabilities (continued) – Columbia LifeGoal Portfolios
September 30, 2010 (Unaudited)

	Columbia LifeGoal Growth Portfolio		Columbia LifeGoal Balanced Growth Portfolio		Columbia LifeGoal Income and Growth Portfolio		Columbia LifeGoal Income Portfolio
Class A
Net assets	$173,435,300		$252,829,186		$58,745,915		$13,674,351
Shares outstanding	16,625,611		24,365,019		5,741,406		1,353,775
Net asset value and redemption price per share (a)	$10.43		$10.38		$10.23		$10.10
Maximum sales charge	5.75%		5.75%		5.75%		3.25%
Maximum offering price per share	$11.07	(b)	$11.01	(b)	$10.85	(b)	$10.44	(c)
Class B
Net assets	$78,325,943		$153,166,135		$33,588,393		$6,195,887
Shares outstanding	8,190,942		14,862,900		3,294,769		614,226
Net asset value and offering price per share (a)	$9.56		$10.31		$10.19		$10.09
Class C
Net assets	$63,728,464		$85,148,554		$23,274,626		$5,060,774
Shares outstanding	6,720,098		8,158,472		2,297,512		502,411
Net asset value and offering price per share (a)	$9.48		$10.44		$10.13		$10.07
Class R
Net assets	$1,926,209		$2,494,881		$652,188		—
Shares outstanding	186,127		240,647		63,707		—
Net asset value and offering price per share	$10.35		$10.37		$10.24		—
Class Z
Net assets	$44,005,128		$51,513,659		$21,340,192		$3,344,896
Shares outstanding	4,152,079		4,970,369		2,106,386		331,092
Net asset value and offering price per share	$10.60		$10.36		$10.13		$10.10

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

14

Statements of Operations – Columbia LifeGoal Portfolios
For the Six Months Ended September 30, 2010 (Unaudited)

	($)	($)	($)	($)
	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Investment Income
Dividends from affiliates	1,905,823	6,014,095	2,061,652	517,470
Dividends	39,407	61,161	15,443	386
Interest	—	124,555	51,927	14,588
Total Investment Income	1,945,230	6,199,811	2,129,022	532,444
Expenses
Investment advisory fee	456,347	687,060	173,735	8,291
Administration fee	—	—	—	17,975
Distribution and service fees:
Class A	214,881	303,706	72,545	17,204
Distribution fee:
Class B	306,437	612,984	137,956	24,743
Class C	238,289	316,884	86,814	19,070
Class R	4,084	4,855	1,492	—
Service fee:
Class B	102,146	204,328	45,985	8,247
Class C	79,430	105,628	28,938	6,357
Transfer agent fee	—	—	—	17,633
Pricing and bookkeeping fees	—	—	—	13,160
Trustees' fees	—	—	—	15,306
Custody fee	—	—	—	2,606
Registration fees	—	—	—	21,457
Audit fee	—	—	—	12,934
Legal fees	—	—	—	24,623
Chief compliance officer expenses	—	—	—	402
Other expenses	—	—	—	10,584
Total Expenses	1,401,614	2,235,445	547,465	220,592
Fees waived or expenses reimbursed by investment advisor and/or administrator	—	—	—	(83,766)
Net Expenses	1,401,614	2,235,445	547,465	136,826
Net Investment Income	543,616	3,964,366	1,581,557	395,618
Net Realized and Unrealized Gain (Loss) on Investments and Capital Gains Distributions Received
Net realized gain (loss) on:
Affiliated investments	(1,109,399)	16,058,410	6,154,208	1,225,812
Investments	(140,002)	(99,979)	(23,695)	4,811
Capital gains distributions received from affiliates	1,048,495	1,088,955	212,288	1,123
Net realized gain (loss)	(200,906)	17,047,386	6,342,801	1,231,746
Net change in unrealized appreciation (depreciation) on investments	2,180,320	(10,844,607)	(3,867,043)	(666,062)
Net Gain	1,979,414	6,202,779	2,475,758	565,684
Net Increase Resulting from Operations	2,523,030	10,167,145	4,057,315	961,302

See Accompanying Notes to Financial Statements.

15

Statements of Changes in Net Assets – Columbia LifeGoal Portfolios

Increase (Decrease) in Net Assets	Columbia LifeGoal Growth Portfolio		Columbia LifeGoal Balanced Growth Portfolio		Columbia LifeGoal Income and Growth Portfolio		Columbia LifeGoal Income Portfolio
	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations
Net investment income	543,616	849,551	3,964,366	11,354,374	1,581,557	4,079,078	395,618	1,076,274
Net realized gain (loss) on investments and capital gains distributions received	(200,906)	(15,019,054)	17,047,386	(22,053,973)	6,342,801	(1,712,275)	1,231,746	(514,103)
Net change in unrealized appreciation (depreciation) on investments	2,180,320	158,467,291	(10,844,607)	191,543,831	(3,867,043)	31,464,277	(666,062)	4,929,754
Net increase resulting from operations	2,523,030	144,297,788	10,167,145	180,844,232	4,057,315	33,831,080	961,302	5,491,925
Distributions to Shareholders
From net investment income:
Class A	(557,299)	(354,759)	(2,253,815)	(5,327,779)	(761,807)	(1,774,246)	(214,147)	(500,449)
Class B	(31,332)	(72,537)	(891,612)	(3,029,203)	(344,861)	(1,045,055)	(77,804)	(224,860)
Class C	(24,595)	(49,902)	(465,907)	(1,330,248)	(226,850)	(542,321)	(60,124)	(164,769)
Class R	(3,364)	(2,306)	(16,389)	(37,238)	(7,352)	(14,094)	—	—
Class Z	(204,887)	(102,921)	(615,003)	(1,522,123)	(307,336)	(647,227)	(63,225)	(176,430)
Total distributions to shareholders	(821,477)	(582,425)	(4,242,726)	(11,246,591)	(1,648,206)	(4,022,943)	(415,300)	(1,066,508)
Net Capital Stock Transactions	(32,111,810)	(22,899,343)	(41,328,168)	(26,500,404)	(10,449,670)	(4,264,005)	(2,787,236)	(2,232,566)
Increase from regulatory settlements	—	7,713	—	—	—	—	—	—
Total increase (decrease) in net assets	(30,410,257)	120,823,733	(35,403,749)	143,097,237	(8,040,561)	25,544,132	(2,241,234)	2,192,851
Net Assets
Beginning of period	391,831,301	271,007,568	580,556,164	437,458,927	145,641,875	120,097,743	30,517,142	28,324,291
End of period	361,421,044	391,831,301	545,152,415	580,556,164	137,601,314	145,641,875	28,275,908	30,517,142
Undistributed (overdistributed) net investment income at end of period	(3,022)	274,839	755	279,115	7,430	74,079	2,446	22,128

See Accompanying Notes to Financial Statements.

16

See Accompanying Notes to Financial Statements.

17

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia LifeGoal Growth Portfolio				Columbia LifeGoal Balanced Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010		(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,333,005	13,412,073	3,091,308	27,588,415	2,773,438	27,889,172	4,803,386	44,609,724
Distributions reinvested	42,634	414,095	43,067	335,160	152,179	1,497,726	532,093	4,997,088
Redemptions	(2,059,096)	(20,491,863)	(3,207,836)	(29,248,812)	(2,548,264)	(25,554,231)	(4,546,857)	(42,351,740)
Net increase (decrease)	(683,457)	(6,665,695)	(73,461)	(1,325,237)	377,353	3,832,667	788,622	7,255,072
Class B
Subscriptions	28,172	261,504	300,175	2,294,384	78,131	787,569	589,083	5,178,715
Distributions reinvested	3,354	29,546	9,589	68,850	62,131	602,880	310,682	2,872,923
Redemptions	(1,518,236)	(13,966,597)	(2,663,286)	(21,979,706)	(3,099,405)	(30,866,177)	(4,573,702)	(41,976,618)
Net decrease	(1,486,710)	(13,675,547)	(2,353,522)	(19,616,472)	(2,959,143)	(29,475,728)	(3,673,937)	(33,924,980)
Class C
Subscriptions	349,954	3,223,144	961,091	7,928,734	465,718	4,721,861	1,437,027	13,435,382
Distributions reinvested	2,326	20,310	5,627	40,063	30,592	303,080	115,164	1,082,100
Redemptions	(884,456)	(8,039,282)	(1,945,856)	(15,923,996)	(843,776)	(8,484,686)	(1,846,000)	(17,014,082)
Net decrease	(532,176)	(4,795,828)	(979,138)	(7,955,199)	(347,466)	(3,459,745)	(293,809)	(2,496,600)
Class R
Subscriptions	39,146	384,779	59,693	489,491	86,780	856,507	60,150	539,862
Distributions reinvested	345	3,364	298	2,306	1,635	16,389	4,033	37,237
Redemptions	(8,165)	(80,610)	(30,267)	(272,508)	(18,077)	(181,622)	(121,078)	(1,160,141)
Net increase (decrease)	31,326	307,533	29,724	219,289	70,338	691,274	(56,895)	(583,042)
Class Z
Subscriptions	525,254	5,366,113	1,752,025	16,262,948	647,018	6,535,725	1,506,119	13,977,974
Distributions reinvested	4,759	47,499	7,159	56,483	21,837	217,775	114,054	1,061,854
Redemptions	(1,298,943)	(12,695,885)	(1,187,216)	(10,541,155)	(2,058,465)	(19,670,136)	(1,268,234)	(11,790,682)
Net increase (decrease)	(768,930)	(7,282,273)	571,968	5,778,276	(1,389,610)	(12,916,636)	351,939	3,249,146

See Accompanying Notes to Financial Statements.

18

See Accompanying Notes to Financial Statements.

19

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia LifeGoal Income and Growth Portfolio				Columbia LifeGoal Income Portfolio
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010		(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	790,638	7,895,960	1,792,223	16,683,536	212,046	2,110,754	414,030	3,845,408
Distributions reinvested	46,842	464,151	159,758	1,519,412	15,941	158,000	44,786	422,811
Redemptions	(1,156,819)	(11,455,707)	(1,470,993)	(13,754,411)	(226,264)	(2,260,037)	(422,314)	(4,050,740)
Net increase (decrease)	(319,339)	(3,095,596)	480,988	4,448,537	1,723	8,717	36,502	217,479
Class B
Subscriptions	67,257	666,570	209,608	1,919,007	28,835	285,915	81,196	758,008
Distributions reinvested	21,355	209,456	101,019	952,550	5,462	54,016	20,424	192,117
Redemptions	(843,187)	(8,390,230)	(1,290,520)	(12,149,208)	(135,767)	(1,347,329)	(257,918)	(2,441,151)
Net decrease	(754,575)	(7,514,204)	(979,893)	(9,277,651)	(101,470)	(1,007,398)	(156,298)	(1,491,026)
Class C
Subscriptions	189,035	1,866,685	555,399	5,176,368	66,283	653,644	126,587	1,191,173
Distributions reinvested	14,222	139,528	47,502	445,991	4,014	39,695	14,092	132,492
Redemptions	(251,626)	(2,478,350)	(565,216)	(5,289,047)	(132,128)	(1,309,744)	(173,176)	(1,638,681)
Net increase (decrease)	(48,369)	(472,137)	37,685	333,312	(61,831)	(616,405)	(32,497)	(315,016)
Class R
Subscriptions	9,999	98,324	24,710	228,170	—	—	—	—
Distributions reinvested	734	7,352	1,484	14,094	—	—	—	—
Redemptions	(2,660)	(26,399)	(15,095)	(140,807)	—	—	—	—
Net increase	8,073	79,277	11,099	101,457	—	—	—	—
Class Z
Subscriptions	375,584	3,695,299	579,483	5,364,435	172,620	1,714,369	204,365	1,949,223
Distributions reinvested	13,320	131,867	43,544	408,286	1,905	18,929	11,166	105,281
Redemptions	(335,034)	(3,274,176)	(615,771)	(5,642,381)	(295,216)	(2,905,448)	(285,245)	(2,698,507)
Net increase (decrease)	53,870	552,990	7,256	130,340	(120,691)	(1,172,150)	(69,714)	(644,003)

See Accompanying Notes to Financial Statements.

20

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.33		$6.68	$13.24		$14.69		$13.92	$12.19
Income from Investment Operations:
Net investment income (b)	0.03		0.05	0.06		0.05		0.07	0.05
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.10		3.62	(4.12)		(0.59)		1.38	2.34
Total from investment operations	0.13		3.67	(4.06)		(0.54)		1.45	2.39
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.02)	(0.03)		(0.05)		(0.05)	(0.09)
From net realized gains	—		—	(2.46)		(0.86)		(0.63)	(0.57)
From return of capital	—		—	(0.01)		—		—	—
Total distributions to shareholders	(0.03)		(0.02)	(2.50)		(0.91)		(0.68)	(0.66)
Increase from regulatory settlements	—		— (c)	—		—		—	—
Net Asset Value, End of Period	$10.43		$10.33	$6.68		$13.24		$14.69	$13.92
Total return (d)	1.30	%(e)	55.04%	(37.62)%		(4.31)%		10.74%	20.01%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.50	%(g)	0.50%	0.50	%(h)	0.50	%(h)	0.50%	0.50%
Net investment income	0.57	%(g)	0.54%	0.68	%(h)	0.31	%(h)	0.31%	0.37%
Portfolio turnover rate	29	%(e)	19%	45%		21%		8%	30%
Net assets, end of period (000s)	$173,435		$178,769	$116,169		$210,861		$206,715	$142,967

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.48		$6.17	$12.46		$13.93		$13.28	$11.72
Income from Investment Operations:
Net investment loss (b)	(0.01)		(0.02)	(0.01)		(0.06)		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.09		3.34	(3.80)		(0.55)		1.32	2.25
Total from investment operations	0.08		3.32	(3.81)		(0.61)		1.28	2.20
Less Distributions to Shareholders:
From net investment income	(—	)(c)	(0.01)	(0.01)		—		—	(0.07)
From net realized gains	—		—	(2.46)		(0.86)		(0.63)	(0.57)
From return of capital	—		—	(0.01)		—		—	—
Total distributions to shareholders	(—	)(c)	(0.01)	(2.48)		(0.86)		(0.63)	(0.64)
Increase from regulatory settlements	—		— (c)	—		—		—	—
Net Asset Value, End of Period	$9.56		$9.48	$6.17		$12.46		$13.93	$13.28
Total return (d)	0.88	%(e)	53.78%	(37.99)%		(5.08)%		9.90%	19.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.25	%(g)	1.25%	1.25	%(h)	1.25	%(h)	1.25%	1.25%
Net investment loss	(0.20	)%(g)	(0.21)%	(0.09	)%(h)	(0.46	)%(h)	(0.45)%	(0.38)%
Portfolio turnover rate	29	%(e)	19%	45%		21%		8%	30%
Net assets, end of period (000s)	$78,326		$91,699	$74,197		$150,705		$170,971	$153,920

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.40		$6.12	$12.38		$13.85		$13.20	$11.66
Income from Investment Operations:
Net investment loss (b)	(0.01)		(0.02)	(0.01)		(0.06)		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.09		3.31	(3.77)		(0.55)		1.32	2.23
Total from investment operations	0.08		3.29	(3.78)		(0.61)		1.28	2.18
Less Distributions to Shareholders:
From net investment income	(—	)(c)	(0.01)	(0.01)		—		—	(0.07)
From net realized gains	—		—	(2.46)		(0.86)		(0.63)	(0.57)
From return of capital	—		—	(0.01)		—		—	—
Total distributions to shareholders	(—	)(c)	(0.01)	(2.48)		(0.86)		(0.63)	(0.64)
Increase from regulatory settlements	—		— (c)	—		—		—	—
Net Asset Value, End of Period	$9.48		$9.40	$6.12		$12.38		$13.85	$13.20
Total return (d)	0.89	%(e)	53.73%	(37.99)%		(5.11)%		9.97%	19.06%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.25	%(g)	1.25%	1.25	%(h)	1.25	%(h)	1.25%	1.25%
Net investment loss	(0.18	)%(g)	(0.21)%	(0.09	)%(h)	(0.41	)%(h)	(0.43)%	(0.38)%
Portfolio turnover rate	29	%(e)	19%	45%		21%		8%	30%
Net assets, end of period (000s)	$63,728		$68,150	$50,343		$98,889		$96,558	$66,261

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,						Period Ended March 31,
Class R Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.25		$6.64	$13.19		$14.67		$13.92	$13.19
Income from Investment Operations:
Net investment income (loss) (b)	0.02		0.03	0.04		0.02		0.14	(0.03)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.10		3.60	(4.10)		(0.60)		1.27	0.76
Total from investment operations	0.12		3.63	(4.06)		(0.58)		1.41	0.73
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.02)	(0.02)		(0.04)		(0.03)	—
From net realized gains	—		—	(2.46)		(0.86)		(0.63)	—
From return of capital	—		—	(0.01)		—		—	—
Total distributions to shareholders	(0.02)		(0.02)	(2.49)		(0.90)		(0.66)	—
Increase from regulatory settlements	—		— (c)	—		—		—	—
Net Asset Value, End of Period	$10.35		$10.25	$6.64		$13.19		$14.67	$13.92
Total return (d)	1.19	%(e)	54.68%	(37.76)%		(4.65)%		10.45%	5.53	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.75	%(g)	0.75%	0.75	%(h)	0.75	%(h)	0.75%	0.75	%(g)
Net investment income (loss)	0.35	%(g)	0.29%	0.45	%(h)	0.12	%(h)	0.76%	(1.15	)%(g)
Portfolio turnover rate	29	%(e)	19%	45%		21%		8%	30	%(e)
Net assets, end of period (000s)	$1,926		$1,586	$831		$1,206		$1,169	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.49		$6.78	$13.37		$14.80		$14.01	$12.24
Income from Investment Operations:
Net investment income (b)	0.04		0.07	0.09		0.16		0.10	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.11		3.66	(4.17)		(0.66)		1.40	2.36
Total from investment operations	0.15		3.73	(4.08)		(0.50)		1.50	2.44
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.02)	(0.04)		(0.07)		(0.08)	(0.10)
From net realized gains	—		—	(2.46)		(0.86)		(0.63)	(0.57)
From return of capital	—		—	(0.01)		—		—	—
Total distributions to shareholders	(0.04)		(0.02)	(2.51)		(0.93)		(0.71)	(0.67)
Increase from regulatory settlements	—		— (c)	—		—		—	—
Net Asset Value, End of Period	$10.60		$10.49	$6.78		$13.37		$14.80	$14.01
Total return (d)	1.50	%(e)	55.20%	(37.38)%		(4.02)%		11.01%	20.33%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.25	%(g)	0.25%	0.25	%(h)	0.25	%(h)	0.25%	0.25%
Net investment income	0.83	%(g)	0.78%	0.90	%(h)	1.07	%(h)	0.55%	0.62%
Portfolio turnover rate	29	%(e)	19%	45%		21%		8%	30%
Net assets, end of period (000s)	$44,005		$51,627	$29,467		$55,202		$252,536	$188,132

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.23		$7.33	$11.36		$12.38		$11.86	$11.50
Income from Investment Operations:
Net investment income (b)	0.09		0.23	0.22		0.25		0.26	0.22
Net realized and unrealized gain (loss) on investments and capital gains ditributions received	0.15		2.89	(2.91)		(0.45)		0.88	1.08
Total from investment operations	0.24		3.12	(2.69)		(0.20)		1.14	1.30
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.22)	(0.22)		(0.25)		(0.26)	(0.27)
From net realized gains	—		—	(1.12)		(0.57)		(0.36)	(0.67)
Total distributions to shareholders	(0.09)		(0.22)	(1.34)		(0.82)		(0.62)	(0.94)
Net Asset Value, End of Period	$10.38		$10.23	$7.33		$11.36		$12.38	$11.86
Total return (c)	2.42	%(d)	42.94%	(26.48)%		(1.99)%		9.95%	11.75%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.50	%(f)	0.50%	0.50	%(g)	0.50	%(g)	0.50%	0.50%
Net investment income	1.75	%(f)	2.45%	2.44	%(g)	2.05	%(g)	2.17%	1.89%
Portfolio turnover rate	50	%(d)	27%	47%		18%		18%	46%
Net assets, end of period (000s)	$252,829		$245,327	$170,155		$275,576		$266,506	$219,302

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.16		$7.29	$11.30		$12.31		$11.81	$11.45
Income from Investment Operations:
Net investment income (b)	0.05		0.16	0.15		0.16		0.17	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.16		2.87	(2.89)		(0.44)		0.86	1.08
Total from investment operations	0.21		3.03	(2.74)		(0.28)		1.03	1.21
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.16)	(0.15)		(0.16)		(0.17)	(0.18)
From net realized gains	—		—	(1.12)		(0.57)		(0.36)	(0.67)
Total distributions to shareholders	(0.06)		(0.16)	(1.27)		(0.73)		(0.53)	(0.85)
Net Asset Value, End of Period	$10.31		$10.16	$7.29		$11.30		$12.31	$11.81
Total return (c)	2.05	%(d)	41.72%	(27.01)%		(2.66)%		9.00%	10.99%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.25	%(f)	1.25%	1.25	%(g)	1.25	%(g)	1.25%	1.25%
Net investment income	0.99	%(f)	1.70%	1.67	%(g)	1.28	%(g)	1.42%	1.14%
Portfolio turnover rate	50	%(d)	27%	47%		18%		18%	46%
Net assets, end of period (000s)	$153,166		$181,026	$156,679		$282,912		$325,190	$318,564

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.29		$7.38	$11.43		$12.44		$11.92	$11.56
Income from Investment Operations:
Net investment income (b)	0.05		0.16	0.15		0.16		0.17	0.14
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.16		2.91	(2.93)		(0.44)		0.88	1.07
Total from investment operations	0.21		3.07	(2.78)		(0.28)		1.05	1.21
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.16)	(0.15)		(0.16)		(0.17)	(0.18)
From net realized gains	—		—	(1.12)		(0.57)		(0.36)	(0.67)
Total distributions to shareholders	(0.06)		(0.16)	(1.27)		(0.73)		(0.53)	(0.85)
Net Asset Value, End of Period	$10.44		$10.29	$7.38		$11.43		$12.44	$11.92
Total return (c)	2.02	%(d)	41.76%	(27.05)%		(2.63)%		9.09%	10.88%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.25	%(f)	1.25%	1.25	%(g)	1.25	%(g)	1.25%	1.25%
Net investment income	1.00	%(f)	1.70%	1.67	%(g)	1.30	%(g)	1.42%	1.14%
Portfolio turnover rate	50	%(d)	27%	47%		18%		18%	46%
Net assets, end of period (000s)	$85,149		$87,496	$64,940		$112,902		$118,747	$98,160

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,						Period Ended March 31
Class R Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.22		$7.33	$11.36		$12.37		$11.86	$11.59
Income from Investment Operations:
Net investment income (b)	0.08		0.20	0.22		0.21		0.29	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.15		2.89	(2.94)		(0.43)		0.81	0.28
Total from investment operations	0.23		3.09	(2.72)		(0.22)		1.10	0.31
Less Distributions to Shareholders:
From net investment income	(0.08)		(0.20)	(0.19)		(0.22)		(0.23)	(0.04)
From net realized gains	—		—	(1.12)		(0.57)		(0.36)	—
Total distributions to shareholders	(0.08)		(0.20)	(1.31)		(0.79)		(0.59)	(0.04)
Net Asset Value, End of Period	$10.37		$10.22	$7.33		$11.36		$12.37	$11.86
Total return (c)	2.29	%(d)	42.46%	(26.67)%		(2.15)%		9.59%	2.68	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.75	%(f)	0.75%	0.75	%(g)	0.75	%(g)	0.75%	0.75	%(f)
Net investment income	1.50	%(f)	2.16%	2.48	%(g)	1.69	%(g)	2.34%	1.13	%(f)
Portfolio turnover rate	50	%(d)	27%	47%		18%		18%	46	%(d)
Net assets, end of period (000s)	$2,495		$1,740	$1,666		$1,257		$1,916	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.21		$7.33	$11.36		$12.35		$11.84	$11.48
Income from Investment Operations:
Net investment income (b)	0.10		0.25	0.25		0.34		0.29	0.25
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.16		2.88	(2.92)		(0.47)		0.87	1.08
Total from investment operations	0.26		3.13	(2.67)		(0.13)		1.16	1.33
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.25)	(0.24)		(0.29)		(0.29)	(0.30)
From net realized gains	—		—	(1.12)		(0.57)		(0.36)	(0.67)
Total distributions to shareholders	(0.11)		(0.25)	(1.36)		(0.86)		(0.65)	(0.97)
Net Asset Value, End of Period	$10.36		$10.21	$7.33		$11.36		$12.35	$11.84
Total return (c)	2.55	%(d)	43.01%	(26.28)%		(1.49)%		10.15%	12.05%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.25	%(f)	0.25%	0.25	%(g)	0.25	%(g)	0.25%	0.25%
Net investment income	2.06	%(f)	2.69%	2.83	%(g)	2.68	%(g)	2.42%	2.14%
Portfolio turnover rate	50	%(d)	27%	47%		18%		18%	46%
Net assets, end of period (000s)	$51,514		$64,967	$44,020		$46,711		$292,939	$251,980

(a)  On August 22, 2005, the Portfolio's Primanry A shares were renamed Class Z shares

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.04		$8.03	$10.40		$11.04		$10.80	$11.04
Income from Investment Operations:
Net investment income (b)	0.13		0.31	0.33		0.36		0.34	0.28
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.19		2.00	(1.97)		(0.30)		0.50	0.54
Total from investment operations	0.32		2.31	(1.64)		0.06		0.84	0.82
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.30)	(0.33)		(0.36)		(0.34)	(0.32)
From net realized gains	—		—	(0.40)		(0.34)		(0.26)	(0.74)
Total distributions to shareholders	(0.13)		(0.30)	(0.73)		(0.70)		(0.60)	(1.06)
Net Asset Value, End of Period	$10.23		$10.04	$8.03		$10.40		$11.04	$10.80
Total return (c)	3.27	%(d)	29.06%	(16.58)%		0.34%		8.07%	7.91%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	0.50	%(f)	0.50%	0.50	%(g)	0.50	%(g)	0.50%	0.50%
Interest expense	—		—	—	%(h)	—		—	—
Net expenses (e)	0.50	%(f)	0.50%	0.50	%(g)	0.50	%(g)	0.50%	0.50%
Net investment income	2.57	%(f)	3.26%	3.59	%(g)	3.29	%(g)	3.15%	2.61%
Portfolio turnover rate	64	%(d)	34%	52%		20%		25%	30%
Net assets, end of period (000s)	$58,746		$60,848	$44,825		$54,370		$50,829	$48,112

.

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.00		$8.01	$10.36		$11.00		$10.77	$11.01
Income from Investment Operations:
Net investment income (b)	0.09		0.23	0.26		0.28		0.26	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.20		1.99	(1.95)		(0.31)		0.49	0.54
Total from investment operations	0.29		2.22	(1.69)		(0.03)		0.75	0.74
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.23)	(0.26)		(0.27)		(0.26)	(0.24)
From net realized gains	—		—	(0.40)		(0.34)		(0.26)	(0.74)
Total distributions to shareholders	(0.10)		(0.23)	(0.66)		(0.61)		(0.52)	(0.98)
Net Asset Value, End of Period	$10.19		$10.00	$8.01		$10.36		$11.00	$10.77
Total return (c)	2.90	%(d)	27.94%	(17.09)%		(0.41)%		7.20%	7.12%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	1.25	%(f)	1.25%	1.25	%(g)	1.25	%(g)	1.25%	1.25%
Interest expense	—		—	—	%(h)	—		—	—
Net expenses (e)	1.25	%(f)	1.25%	1.25	%(g)	1.25	%(g)	1.25%	1.25%
Net investment income	1.80	%(f)	2.51%	2.80	%(g)	2.53	%(g)	2.39%	1.86%
Portfolio turnover rate	64	%(d)	34%	52%		20%		25%	30%
Net assets, end of period (000s)	$33,588		$40,508	$40,270		$66,558		$75,119	$82,098

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.94		$7.96	$10.30		$10.94		$10.71	$10.96
Income from Investment Operations:
Net investment income (b)	0.09		0.23	0.26		0.28		0.26	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.20		1.98	(1.94)		(0.31)		0.49	0.53
Total from investment operations	0.29		2.21	(1.68)		(0.03)		0.75	0.73
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.23)	(0.26)		(0.27)		(0.26)	(0.24)
From net realized gains	—		—	(0.40)		(0.34)		(0.26)	(0.74)
Total distributions to shareholders	(0.10)		(0.23)	(0.66)		(0.61)		(0.52)	(0.98)
Net Asset Value, End of Period	$10.13		$9.94	$7.96		$10.30		$10.94	$10.71
Total return (c)	2.92	%(d)	27.99%	(17.09)%		(0.41)%		7.24%	7.06%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	1.25	%(f)	1.25%	1.25	%(g)	1.25	%(g)	1.25%	1.25%
Interest expense	—		—	—	%(h)	—		—	—
Net expenses (e)	1.25	%(f)	1.25%	1.25	%(g)	1.25	%(g)	1.25%	1.25%
Net investment income	1.82	%(f)	2.51%	2.81	%(g)	2.55	%(g)	2.41%	1.86%
Portfolio turnover rate	64	%(d)	34%	52%		20%		25%	30%
Net assets, end of period (000s)	$23,275		$23,321	$18,370		$26,501		$24,367	$21,104

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,						Period Ended March 31,
Class R Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.04		$8.04	$10.40		$11.04		$10.80	$10.69
Income from Investment Operations:
Net investment income (b)	0.12		0.28	0.31		0.32		0.36	0.05
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.20		2.00	(1.96)		(0.29)		0.46	0.12
Total from investment operations	0.32		2.28	(1.65)		0.03		0.82	0.17
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.28)	(0.31)		(0.33)		(0.32)	(0.06)
From net realized gains	—		—	(0.40)		(0.34)		(0.26)	—
Total distributions to shareholders	(0.12)		(0.28)	(0.71)		(0.67)		(0.58)	(0.06)
Net Asset Value, End of Period	$10.24		$10.04	$8.04		$10.40		$11.04	$10.80
Total return (c)	3.24	%(d)	28.58%	(16.69)%		0.09%		7.80%	1.62	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.75	%(f)	0.75%	0.75	%(g)	0.75	%(g)	0.75%	0.75	%(f)
Interest expense	—		—	—	%(h)	—		—	—
Net expenses (e)	0.75	%(f)	0.75%	0.75	%(g)	0.75	%(g)	0.75%	0.75	%(f)
Net investment income	2.31	%(f)	3.00%	3.34	%(g)	2.93	%(g)	3.25%	2.61	%(f)
Portfolio turnover rate	64	%(d)	34%	52%		20%		25%	30	%(d)
Net assets, end of period (000s)	$652		$559	$358		$451		$896	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.94		$7.96	$10.30		$10.96		$10.73	$10.97
Income from Investment Operations:
Net investment income (b)	0.14		0.33	0.35		0.42		0.37	0.31
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.20		1.98	(1.93)		(0.36)		0.49	0.54
Total from investment operations	0.34		2.31	(1.58)		0.06		0.86	0.85
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)	(0.36)		(0.38)		(0.37)	(0.35)
From net realized gains	—		—	(0.40)		(0.34)		(0.26)	(0.74)
Total distributions to shareholders	(0.15)		(0.33)	(0.76)		(0.72)		(0.63)	(1.09)
Net Asset Value, End of Period	$10.13		$9.94	$7.96		$10.30		$10.96	$10.73
Total return (c)	3.43	%(d)	29.25%	(16.23)%		0.40%		8.30%	8.22%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	0.25	%(f)	0.25%	0.25	%(g)	0.25	%(g)	0.25%	0.25%
Interest expense	—		—	—	%(h)	—		—	—
Net expenses (e)	0.25	%(f)	0.25%	0.25	%(g)	0.25	%(g)	0.25%	0.25%
Net investment income	2.83	%(f)	3.51%	3.98	%(g)	3.78	%(g)	3.42%	2.86%
Portfolio turnover rate	64	%(d)	34%	52%		20%		25%	30%
Net assets, end of period (000s)	$21,340		$20,406	$16,275		$13,598		$68,749	$66,806

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.90		$8.58	$9.83	$10.22		$9.99	$10.07
Income from Investment Operations:
Net investment income (b)	0.15		0.36	0.38	0.44		0.42	0.38
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.21		1.31	(1.19)	(0.38)		0.25	(0.06)
Total from investment operations	0.36		1.67	(0.81)	0.06		0.67	0.32
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.35)	(0.40)	(0.43)		(0.43)	(0.38)
From net realized gains	—		—	(0.04)	(0.02)		(0.01)	(0.02)
Total distributions to shareholders	(0.16)		(0.35)	(0.44)	(0.45)		(0.44)	(0.40)
Net Asset Value, End of Period	$10.10		$9.90	$8.58	$9.83		$10.22	$9.99
Total return (c)(d)	3.63	%(e)	19.77%	(8.37)%	0.60%		6.91%	3.22%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.67	%(g)	0.67%	0.67%	0.67	%(h)	0.67%	0.67%
Waiver/Reimbursement	0.58	%(g)	0.58%	0.39%	0.47%		0.54%	0.37%
Net investment income	2.99	%(g)	3.78%	4.40%	4.34	%(h)	4.19%	3.60%
Portfolio turnover rate	75	%(e)	35%	51%	24%		42%	19%
Net assets, end of period (000s)	$13,674		$13,390	$11,281	$13,941		$15,240	$15,687

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.89		$8.56	$9.82	$10.21		$9.98	$10.06
Income from Investment Operations:
Net investment income (b)	0.11		0.28	0.31	0.36		0.35	0.29
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.21		1.33	(1.20)	(0.37)		0.25	(0.05)
Total from investment operations	0.32		1.61	(0.89)	(0.01)		0.60	0.24
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.28)	(0.33)	(0.36)		(0.36)	(0.30)
From net realized gains	—		—	(0.04)	(0.02)		(0.01)	(0.02)
Total distributions to shareholders	(0.12)		(0.28)	(0.37)	(0.38)		(0.37)	(0.32)
Net Asset Value, End of Period	$10.09		$9.89	$8.56	$9.82		$10.21	$9.98
Total return (c)(d)	3.24	%(e)	19.04%	(9.17)%	(0.15)%		6.13%	2.44%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.42	%(g)	1.42%	1.42%	1.42	%(h)	1.42%	1.42%
Waiver/Reimbursement	0.58	%(g)	0.58%	0.39%	0.47%		0.54%	0.37%
Net investment income	2.22	%(g)	3.02%	3.66%	3.58	%(h)	3.43%	2.85%
Portfolio turnover rate	75	%(e)	35%	51%	24%		42%	19%
Net assets, end of period (000s)	$6,196		$7,079	$7,467	$8,849		$9,591	$10,946

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.88		$8.55	$9.81	$10.19		$9.97	$10.05
Income from Investment Operations:
Net investment income (b)	0.11		0.28	0.31	0.36		0.35	0.30
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.20		1.33	(1.20)	(0.36)		0.24	(0.06)
Total from investment operations	0.31		1.61	(0.89)	0.00		0.59	0.24
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.28)	(0.33)	(0.36)		(0.36)	(0.30)
From net realized gains	—		—	(0.04)	(0.02)		(0.01)	(0.02)
Total distributions to shareholders	(0.12)		(0.28)	(0.37)	(0.38)		(0.37)	(0.32)
Net Asset Value, End of Period	$10.07		$9.88	$8.55	$9.81		$10.19	$9.97
Total return (c)(d)	3.15	%(e)	19.07%	(9.18)%	(0.05)%		6.03%	2.45%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.42	%(g)	1.42%	1.42%	1.42	%(h)	1.42%	1.42%
Waiver/Reimbursement	0.58	%(g)	0.58%	0.39%	0.47%		0.54%	0.37%
Net investment income	2.22	%(g)	3.02%	3.70%	3.59	%(h)	3.44%	2.85%
Portfolio turnover rate	75	%(e)	35%	51%	24%		42%	19%
Net assets, end of period (000s)	$5,061		$5,573	$5,104	$4,932		$4,734	$6,082

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.91		$8.57	$9.83	$10.22		$10.00	$10.08
Income from Investment Operations:
Net investment income (b)	0.16		0.38	0.42	0.46		0.46	0.38
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.20		1.34	(1.21)	(0.37)		0.23	(0.04)
Total from investment operations	0.36		1.72	(0.79)	0.09		0.69	0.34
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.38)	(0.43)	(0.46)		(0.46)	(0.40)
From net realized gains	—		—	(0.04)	(0.02)		(0.01)	(0.02)
Total distributions to shareholders	(0.17)		(0.38)	(0.47)	(0.48)		(0.47)	(0.42)
Net Asset Value, End of Period	$10.10		$9.91	$8.57	$9.83		$10.22	$10.00
Total return (c)(d)	3.65	%(e)	20.33%	(8.25)%	0.85%		7.07%	3.47%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.42	%(g)	0.42%	0.42%	0.42	%(h)	0.42%	0.42%
Waiver/Reimbursement	0.58	%(g)	0.58%	0.39%	0.47%		0.54%	0.37%
Net investment income	3.28	%(g)	4.04%	4.60%	4.57	%(h)	4.50%	3.85%
Portfolio turnover rate	75	%(e)	35%	51%	24%		42%	19%
Net assets, end of period (000s)	$3,345		$4,475	$4,472	$5,813		$3,731	$403

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

40

Notes to Financial Statements – Columbia LifeGoal Portfolios
September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following diversified series of the Trust (each, a "Portfolio" and collectively, the "Portfolios"):

Columbia LifeGoal Growth Portfolio

Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio

Investment Objectives

Columbia LifeGoal Growth Portfolio seeks capital appreciation. Columbia LifeGoal Balanced Growth Portfolio seeks total return, consisting of capital appreciation and current income. Columbia LifeGoal Income and Growth Portfolio seeks total return, consisting of current income and modest capital appreciation.
Columbia LifeGoal Income Portfolio seeks current income, consistent with relative stability of principal.

Under normal circumstances, the Portfolios invest most of their assets in Class Z shares of mutual funds managed by Columbia Management Investment Advisers, LLC, the Portfolios' investment adviser (the "Adviser"), or its affiliates ("Columbia Funds"), exchange traded funds ("ETFs") and third party-advised funds (collectively, "Underlying Funds"), equity and fixed income securities, including Treasury Inflation Protected Securities ("TIPS"), and other instruments such as derivatives. The financial statements of the Underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios' financial statements.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Columbia LifeGoal Income Portfolio offers four classes of shares: Class A, Class B, Class C and Class Z shares.

Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

The Portfolios no longer accept investments in Class B shares by new or existing investors in the Portfolios' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Portfolio and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% for each Portfolio with the exception of Columbia LifeGoal Income Portfolio. Columbia LifeGoal Income Portfolio is subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment.

Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge ("CDSC") of 1.00% based upon the holding period after purchase.

Class B shares are subject to a maximum CDSC of 5.00% (3.00% for Columbia LifeGoal Income Portfolio) based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in each Portfolio's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted, except as disclosed in Note 9, no items

41

Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date. Exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Exchange-traded funds for which there were no sales during the day are valued at the latest bid price on such exchanges.

Investments in securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Treasury Inflation Protected Securities

The Portfolios may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolios and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio are charged to such Portfolio.

42

Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolios on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for each Portfolio, except Columbia LifeGoal Income Portfolio for which distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from GAAP.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia LifeGoal Growth Portfolio	$582,425	$—
Columbia LifeGoal Balanced Growth Portfolio	11,246,591	—
Columbia LifeGoal Income and Growth Portfolio	4,022,943	—
Columbia LifeGoal Income Portfolio	1,066,508	—

*  For tax purpose, short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia LifeGoal Growth Portfolio	$49,513,173	$(24,792,640)	$24,720,533
Columbia LifeGoal Balanced Growth Portfolio	59,256,893	(15,084,294)	44,172,599
Columbia LifeGoal Income and Growth Portfolio	9,246,927	(1,544,756)	7,702,171
Columbia LifeGoal Income Portfolio	1,555,401	(60,885)	1,494,516

43

Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2017	2018	Total
Columbia LifeGoal Growth Portfolio	$40,958,553	$32,807,517	$73,766,070
Columbia LifeGoal Balanced Growth Portfolio	27,410,771	48,686,674	76,097,445
Columbia LifeGoal Income and Growth Portfolio	2,817,485	8,930,869	11,748,354
Columbia LifeGoal Income Portfolio	425,616	666,391	1,092,007

Management is required to determine whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial") acquired a portion of the asset management business of Columbia Management Group, LLC (the "Transaction"), including the business of managing the Portfolios. In connection with the closing of the Transaction (the "Closing"), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Portfolios and subsequently changed its name to Columbia Management Investment Advisers, LLC (the "New Advisor"). The New Advisor receives a monthly investment advisory fee based on each Portfolio's average daily net assets at the following annual rates:

Annual Fee Rate
Columbia LifeGoal Growth Portfolio	0.25%
Columbia LifeGoal Balanced Growth Portfolio	0.25%
Columbia LifeGoal Income and Growth Portfolio	0.25%
Columbia LifeGoal Income Portfolio	0.50%*

*  The New Advisor is entitled to receive an investment advisory fee based on Columbia LifeGoal Income Portfolio's assets that are invested in individual securities and the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio, each of which is a series of the Trust. Columbia LifeGoal Income Portfolio is not charged an advisory fee on its assets that are invested in other Columbia Funds (excluding the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio. Actual management fees will be charged to Columbia LifeGoal Income Portfolio based on a weighted average of applicable underlying assets of the Portfolio.)

The New Advisor has contractually agreed to waive 0.10% of advisory fees payable by Columbia LifeGoal Income Portfolio on its assets that are invested in individual securities, the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio until July 31, 2011. There is no guarantee that this arrangement will continue after July 31, 2011.

Under its investment advisory agreement, the New Advisor has agreed to bear all fees and expenses of the Portfolios, excluding Columbia LifeGoal Income Portfolio, (exclusive of investment advisory fees, brokerage fees and commissions, distribution and shareholder servicing fees, taxes, interest expense and extraordinary expenses, if any).

Prior to the Closing, Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provided investment advisory services to the Portfolios under the same fee structure.

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Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Portfolios under a new Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Portfolios, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor does not receive any compensation for its services from the Portfolios, excluding Columbia LifeGoal Income Portfolio.

With respect to Columbia LifeGoal Income Portfolio, the New Advisor receives an administration fee, computed daily and paid monthly, at the annual rate of 0.23% of its average daily net assets less the custody and the pricing and bookkeeping fees payable by the Portfolio.

The New Advisor has contractually agreed to waive 0.10% of administration fees on Columbia LifeGoal Income Portfolio's assets that are invested in Underlying Funds (excluding the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio) until July 31, 2011. There is no guarantee that this arrangement will continue after July 31, 2011.

Prior to the Closing, Columbia provided administrative services to the Portfolios at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Portfolios entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Portfolios. The Portfolios also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolios. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, Columbia LifeGoal Income Portfolio pays State Street an annual fee of $26,000 paid monthly. Columbia LifeGoal Income Portfolio also reimburses State Street for certain out-of-pocket expenses and charges. Except for Columbia LifeGoal Income Portfolio, the Portfolios do not pay any separate fees for services rendered under the State Street Agreements, and, except for Columbia LifeGoal Income Portfolio, the fees for pricing and bookkeeping services incurred by the Portfolios are paid as part of the management fee.

Also prior to the Closing, the Portfolios entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provided services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, Columbia LifeGoal Income Portfolio reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Portfolio's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Portfolios and subsequently changed its name to Columbia Management Investment Services Corp. (the "New Transfer Agent"). The New Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Portfolios and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Portfolios. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

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Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Portfolios and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six months ended September 30, 2010, Columbia LifeGoal Income Portfolio's effective transfer agent fee rate was 0.12% of the Portfolio's average net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Portfolio's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Portfolios.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Portfolios and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the "New Distributor").

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares and net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares were as follows:

	Front-End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia LifeGoal Growth Portfolio	$21,060	$4	$52,448	$4,223
Columbia LifeGoal Balanced Growth Portfolio	44,729	—	82,141	3,497
Columbia LifeGoal Income and Growth Portfolio	10,978	—	22,281	1,210
Columbia LifeGoal Income Portfolio	796	—	2,087	229

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Portfolio and a combined distribution and shareholder servicing plan for the Class A shares of each Portfolio. The Trust has also adopted a distribution plan for the Class R shares of Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the New Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Portfolio directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the New Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

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Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Portfolios' shares. There were no changes to the underwriting discount structure of the Portfolios or the service or distribution fee rates paid by the Portfolios as a result of the Transaction.

Fee Waivers and Expense Reimbursements

Effective May 1, 2010, the New Advisor has contractually agreed to bear a portion of Columbia LifeGoal Income Portfolio's expenses through July 31, 2011, so that the Portfolio's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, extraordinary expenses and expenses associated with the Portfolio's investments in other investment companies, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio's custodian, do not exceed 0.42% annually of the Portfolio's average daily net assets. There is no guarantee that this expense limitation will continue after July 31, 2011. Prior to May 1, 2010, Columbia contractually agreed to reimburse a portion of Columbia LifeGoal Income Portfolio's expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Portfolios are employees of the New Advisor or its affiliates and, with the exception of the Portfolios' Chief Compliance Officer, receive no compensation from the Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. Columbia LifeGoal Income Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. Columbia LifeGoal Income Portfolio's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, Columbia LifeGoal Income Portfolio paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Portfolios, as set forth on the Statements of Operations for Columbia LifeGoal Income Portfolio. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of Columbia LifeGoal Income Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund). Prior to the Closing, if no funds were selected, income earned on the plan participant's deferral account was based on the rate of return of BofA Treasury Reserves (formerly known as Columbia Treasury Reserves). The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

Note 5. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Portfolios were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia LifeGoal Growth Portfolio	$—	$—	$105,031,568	$139,320,246
Columbia LifeGoal Balanced Growth Portfolio	14,774,029	7,505,318	261,085,821	315,900,323
Columbia LifeGoal Income and Growth Portfolio	5,835,344	2,028,080	82,664,361	98,987,826
Columbia LifeGoal Income Portfolio	1,514,418	184,379	20,298,948	24,863,445

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Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

Note 6. Line of Credit

The Portfolios and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any Portfolio is limited to the lesser of $200,000,000 and the Portfolio's borrowing limit set forth in the Portfolio's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the Portfolios did not borrow under these arrangements.

Note 7. Shareholder Concentration

As of September 30, 2010, certain shareholder accounts owned of record more than 10% of the outstanding shares of one or more of the Portfolios. The number of accounts and aggregate percentages of shares outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia LifeGoal Growth Portfolio	1	42.9
Columbia LifeGoal Balanced Growth Portfolio	1	43.9
Columbia LifeGoal Income and Growth Portfolio	1	58.2
Columbia LifeGoal Income Portfolio	1	54.6

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Allocation Risk

Each Portfolio uses an asset allocation strategy in pursuing its investment objective. There is a risk that a Portfolio's allocation among asset classes or investments will cause the Portfolio to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Investing in Other Funds Risk

The performance of the Underlying Funds in which the Portfolios invest could be adversely affected if other entities investing in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Portfolios, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Portfolios. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolios invest or to change the percentage of each Portfolio's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor, such fees could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolios invest or in determining the percentage of the Portfolios' investments allocated to each Underlying Fund.

Smaller Company Securities Risk

Securities of small- or mid-capitalization companies ("smaller companies") may have a higher potential for gains than securities of large-capitalization companies but also may involve more risk. Smaller companies may be more vulnerable to market downturns and adverse economic events than larger, more established companies because smaller companies may have more limited financial resources and business operations. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies.

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Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

Value Securities Risk

Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments that have caused the securities to be potentially undervalued. There is the risk that the market value of a portfolio security may not meet Columbia's future value assessment of that security. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities at times may not perform as well as growth securities or the stock market in general.

Interest Rate Risk

Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security may affect the value of the Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

Credit Risk

Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or principal when it becomes due. Various factors could affect the issuer's actual or perceived ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's ability to increase taxes or otherwise to raise revenue. Certain debt securities are backed only by revenues derived from a particular project, and thus may have a greater risk of default.

Low and Below Investment Grade Securities Risk

Certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk particularly during a downturn in the economy. These securities typically pay a premium in the form of a higher interest rate or yield because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities.

Foreign Securities Risk

Certain Underlying Funds invest in foreign securities which involves certain additional risks. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments or foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities. Investments in emerging market countries are subject to additional risk as these countries are more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the

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Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Funds to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Columbia LifeGoal Portfolios, September 30, 2010 (Unaudited) (continued)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 9. Subsequent Event

Effective October 14, 2010, the line of credit disclosed in Note 6 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Board Consideration and Approval of Amendment to Investment Management Services Agreement

In September 2010, the Board (the "Board") of Columbia Funds Series Trust (the "Trust") unanimously approved an amendment to the Investment Management Services Agreement (the "IMS Agreement") between Columbia Management Investment Advisers, LLC ("Columbia Management") and the Trust, on behalf of Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio and Columbia LifeGoal® Income and Growth Portfolio (collectively, the "Bundled Fee Portfolios") and Columbia LifeGoal® Income Portfolio (collectively with the Bundled Fee Portfolios, the "LifeGoal Portfolios"). As detailed below, the Contracts Review Committee and/or the Board held numerous meetings and discussions with Columbia Management and reviewed and considered extensive materials in connection with the approval of the changes to the fee structures of the LifeGoal Portfolios before determining to approve the amendment to the IMS Agreement.

Prior to approving the proposed changes to the fee structures of the LifeGoal Portfolios, the trustees (the "Trustees") of the Board were presented with, and requested, received and evaluated, materials about the current IMS Agreement, the proposed changes to the fee structures and related matters from Columbia Management. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the LifeGoal Portfolios' current fees and expense ratios with a group of comparable funds that were selected by Lipper, Inc. Included in these reports were comparisons of contractual and actual investment advisory fee rates and total operating expenses.

In addition, the Trustees considered that the proposed amendment was part of a larger group of proposals, aligning the fees and expenses for similar funds based on a more consistent and uniform pricing model for all funds in the family of funds. In this regard, the Board recognized that many of the funds in the fund family were organized at different times by many different sponsors, and as a result, their fees and expenses did not reflect a common overall design.

The Trustees also reviewed and considered information that they had previously received, addressing the services Columbia Management provides and fund performance, among other things, in connection with their most recent consideration and approval of the IMS Agreement. Moreover, the Board and its Contract Review Committee met on several occasions, and received extensive materials, which the Trustees considered relevant to their consideration and approval of the proposed changes to the fee structures of the LifeGoal Portfolios. The Trustees also consulted with the non-interested Trustees' independent legal counsel, who advised on the legal standards for consideration by the Trustees, and otherwise assisted the Trustees in their deliberations.

At the conclusion of its review of the materials discussed above and of the discussions among the Trustees leading up to and during the September 20, 2010 meetings, the Board, on behalf of the LifeGoal Portfolios, agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of the amendment to the IMS Agreement.

In making its decision to approve the proposed amendment to the IMS Agreement for each LifeGoal Portfolio, the Board considered factors bearing on the nature, extent and quality of the services provided to such LifeGoal Portfolio, and the costs for those services, with a view toward making a business judgment as to whether the proposed amendment to the IMS Agreement is, under all of the circumstances, in the best interest of such LifeGoal Portfolio and the LifeGoal Portfolio's shareholders. The factors that the Trustees considered and the conclusions that they, in their business judgment, reached included, principally, the following:

•  The expected benefits of continuing to retain Columbia Management as the LifeGoal Portfolios' investment manager;

•  The Board's favorable evaluation of the nature, extent and quality of investment management services provided by Columbia Management to each LifeGoal Portfolio;

•  The Board's recent evaluation of the historical performance of Columbia Management in managing the LifeGoal Portfolios, recognizing that no assurances can be given that a LifeGoal Portfolio would achieve any level of performance in the future;

•  The Board's recent evaluation of each LifeGoal Portfolio's potential to realize economies scale through operations of Columbia Management;

•  The benefits from soft dollar arrangements that Columbia Management has obtained and will continue to obtain, from managing the LifeGoal Portfolio;

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•  The expected benefits to shareholders of further integrating the legacy Columbia-branded funds (the "Columbia Funds Complex") and the legacy RiverSource-, Seligman- and Threadneedle-branded funds (the "Columbia RiverSource Funds Complex" and, collectively with the Columbia Funds Complex, the "Combined Fund Complex") by:

°  Standardizing investment advisory fee rates and total management fee rates (i.e., the investment advisory fee rates and the administration fee rates), to the extent possible, across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Mid Cap Value Fund with those of all other actively managed mid-cap funds in the Combined Fund Complex) to promote uniformity of pricing among similar funds;

°  Implementing contractual expense limitations that will generally cap annual operating expense ratios for each fund in the Combined Fund Complex at levels that are at or below the median net operating expense ratio of the other funds in the respective fund's peer group (as determined annually by an independent third-party data provider); and

°  Correlating investment advisory and administration fee rates across the Combined Fund Complex commensurate with the level of services being provided to various funds in the same investment category.

In making its decision to approve the amendment to the IMS Agreement that would change the fee structures of each LifeGoal Portfolio, and which contemplates, for the Bundled Portfolios, the termination of the related assumption agreement, the factors that the Trustees considered and the conclusions that they reached included, principally, the following:

•  That unbundling of the fees payable by the Bundled Portfolios would improve the clarity of the services provided to, and the expenses incurred and paid by, the Bundled Portfolios;

•  The impact of the proposed changes in fee structures on the gross and net expense ratios of each LifeGoal Portfolio, including the termination of the assumption agreement of each Bundled Portfolio and the payment by each Bundled Portfolio of other fees and expenses, and the willingness of Columbia Management to contractually agree to limit total operating expenses for each LifeGoal Portfolio for a certain period of time;

•  The elimination of the investment advisory fee for underlying proprietary funds that pay a management fee to Columbia Management;

•  Current and projected profits to Columbia Management, both under the current fee structures and the proposed fee structures of the LifeGoal Portfolios; and

•  That the fee structures are designed to be competitive and to fairly compensate Columbia Management for services performed for the LifeGoal Portfolios.

In their deliberations, the Trustees did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each LifeGoal Portfolio. Based on the foregoing, and other relevant information received, the Trustees concluded that the proposed fee structures for each LifeGoal Portfolio are acceptable and competitive, including when compared to similar funds in the industry. Accordingly, the Board unanimously approved the amendment to the IMS Agreement with respect to the LifeGoal Portfolios.

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Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the "Bank") pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia's long-term asset management business, including management of the Nations Funds (the "Transaction"). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC ("CMIA"). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by for example proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. ("Ameriprise"), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds.

3  Tab 1, CMIA, Supplemental Materials Prepared for the Nations Board, June 16, 2010 ("June Supplemental Materials") at p. 1.

54

Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of the adviser's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.  Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.  Based upon my examination of the information supplied by CMG and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fee changes for each affected Nations Fund (each a "Fee Change Fund").

2.  In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

3.  CMIA has proposed an increase either in contractual advisory or total management fees for 10 Funds (each a "Fee Increase Fund"). All 10 would have higher advisory fees and lower administrative fees. For three Funds, the increase in proposed contractual advisory fees outweighs the decrease in contractual administrative fees, leading to a proposed increase in contractual management fees. Proposed contractual management fees would decline for six Funds and remain unchanged for one.

4.  The projected actual management fee, computed on the basis of assets as of October 31, 2009, would increase for only one of the 10 Funds, Large Cap Enhanced Core, after application of CMIA's proposed expense limitation program and consummation of proposed mergers. For eight Funds, actual management fees are projected to decline, reflecting the interaction of changes in contractual management fees, gross expenses, and expense limitations at October 31, 2009 asset levels. No change is projected in the actual management fee of the remaining Fee Increase Fund.

5.  CMIA's fee rationalization and merger proposals would have little effect on the quintile rankings of the actual management fees of the Fee Increase Funds. The ranking would change for only one Fund, while remaining unchanged from the current level for the other nine Funds. On a post-rationalization, post-merger basis, half the actual management fees would be in the fourth or fifth quintiles.

6.  Half of the Fee Increase Funds have had median or better-than-median investment performance. None of the Funds would be designated a Review Fund based solely on performance.

7.  CMIA proposed that the Funds (except sub-advised Funds) and most other mutual funds it or its affiliates advise or sponsor (together, the "CMIA Funds") be subject to an expense limitation calculated by reference to the median of the relevant fund's Lipper expense group. As a result, all of the Fee Increase Funds are projected to have median or better total expenses after full implementation of the proposed fee changes, expense limitations, and mergers. Some Funds would have higher-than-median actual management fees under this program notwithstanding the newly-established expense limitations. The expense

55

limitation would be recalculated every year based on updated Lipper data. Based upon an analysis of median expenses of Fund peer groups for the 2008-2010 period, it is likely that some Funds would experience sizable changes in their expense limits from year-to-year.

8.  CMIA reviewed the differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA's reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

9.  CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds' investment adviser), historical profitability data was judged to have little relevance.

10.  CMIA provided data comparing the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) with a projection of synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

56

Important Information About This Report

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia LifeGoal Portfolios listed on the front cover.

A description of the policies and procedures that each portfolio uses to determine how to vote proxies and a copy of each portfolio's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each portfolio voted proxies relating to portfolio securities is also available from the portfolios' website, www.columbiamanagement.com.

Each portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

57

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia LifeGoal® Portfolios
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1160 A (11/10)

Municipal Bond Funds

Semiannual Report for the Period Ended September 30, 2010

>  Columbia Short Term Municipal Bond Fund

>  Columbia California Intermediate Municipal Bond Fund

>  Columbia Georgia Intermediate Municipal Bond Fund

>  Columbia Maryland Intermediate Municipal Bond Fund

>  Columbia North Carolina Intermediate Municipal Bond Fund

>  Columbia South Carolina Intermediate Municipal Bond Fund

>  Columbia Virginia Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Short Term Municipal Bond Fund	1

Columbia California Intermediate Municipal Bond Fund	3

Columbia Georgia Intermediate Municipal Bond Fund	5

Columbia Maryland Intermediate Municipal Bond Fund	7

Columbia North Carolina Intermediate Municipal Bond Fund	9

Columbia South Carolina Intermediate Municipal Bond Fund	11

Columbia Virginia Intermediate Municipal Bond Fund	13

Financial Statements	64

Board Consideration and Approval of Amendment to Investment Management Services Agreement— Columbia Short Term Municipal Bond Fund	119

Summary of Management Fee Evaluation by Independent Fee Consultant	121

Important Information About This Report	125

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Short Term Municipal Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B	C		Z
Inception	11/02/93		10/12/93	05/19/94		10/07/93
Sales charge	without	with	without	without	with	without
6-month (cumulative)	1.00	–0.04	0.63	0.63	–0.37	1.13
1-year	1.70	0.65	0.94	0.94	–0.06	1.95
5-year	3.28	3.08	2.51	2.51	2.51	3.54
10-year	3.14	3.04	2.38	2.37	2.37	3.40

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares in the first year after purchase. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The BofAML 1-3 Year Municipal Index is an unmanaged index that tracks the performance of investment-grade U.S. tax-exempt bonds with remaining terms to final maturities of at least one year and less than three years. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+1.00%

Class A shares (without sales charge)

+1.42%

BofAML 1-3 Year Municipal Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	10.58
Class B	10.58
Class C	10.58
Class Z	10.58

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.08
Class B	0.04
Class C	0.04
Class Z	0.09

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Short Term Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.00	1,021.31	3.78	3.80	0.75
Class B	1,000.00	1,000.00	1,006.30	1,017.55	7.54	7.59	1.50
Class C	1,000.00	1,000.00	1,006.30	1,017.55	7.54	7.59	1.50
Class Z	1,000.00	1,000.00	1,011.30	1,022.56	2.52	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia California Intermediate Municipal Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	09/09/02		08/29/02		09/11/02		08/19/02
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.87	2.39	5.37	2.37	5.37	4.37	5.90
1-year	5.33	1.94	4.45	1.45	4.45	3.45	5.50
5-year	4.54	3.86	3.72	3.72	3.72	3.72	4.76
Life	3.71	3.29	3.03	3.03	2.93	2.93	4.10

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

2The Barclays Capital California 3-15 Year Blend Municipal Bond Index tracks investment grade bonds issued from the state of California and its municipalities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.87%

Class A shares (without sales charge)

+5.21%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

+5.93%

Barclays Capital California 3-15 Year Blend Municipal Bond Index[2]

Net asset value per share

as of 09/30/10 ($)
Class A	10.13
Class B	10.11
Class C	10.12
Class Z	10.10

Distribution declared per share

04/01/10 – 09/30/10 ($)
Class A	0.16
Class B	0.12
Class C	0.12
Class Z	0.17

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia California Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,058.70	1,021.06	4.13	4.05	0.80
Class B	1,000.00	1,000.00	1,053.70	1,017.30	7.98	7.84	1.55
Class C	1,000.00	1,000.00	1,053.70	1,017.30	7.98	7.84	1.55
Class Z	1,000.00	1,000.00	1,059.00	1,022.31	2.84	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Georgia Intermediate Municipal Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	05/04/92		06/07/93		06/17/92		03/01/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.46	1.99	5.07	2.07	5.07	4.07	5.59
1-year	4.94	1.55	4.06	1.06	4.06	3.06	5.20
5-year	4.25	3.56	3.45	3.45	3.47	3.47	4.51
10-year	4.35	4.01	3.57	3.57	3.57	3.57	4.61

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.46%

Class A shares (without sales charge)

+5.21%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	10.99
Class B	10.99
Class C	10.99
Class Z	10.99

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.16
Class B	0.12
Class C	0.12
Class Z	0.18

A portion of the fund's income may be subject to alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Georgia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,054.60	1,021.06	4.12	4.05	0.80
Class B	1,000.00	1,000.00	1,050.70	1,017.30	7.97	7.84	1.55
Class C	1,000.00	1,000.00	1,050.70	1,017.30	7.97	7.84	1.55
Class Z	1,000.00	1,000.00	1,055.90	1,022.31	2.83	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Maryland Intermediate Municipal Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	09/01/90		06/08/93		06/17/92		09/01/90
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.14	1.75	4.74	1.74	4.74	3.74	5.27
1-year	4.91	1.50	4.13	1.13	4.13	3.13	5.07
5-year	3.90	3.21	3.14	3.14	3.12	3.12	4.15
10-year	4.01	3.67	3.25	3.25	3.24	3.24	4.27

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.14%

Class A shares (without sales charge)

+5.21%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	10.90
Class B	10.91
Class C	10.90
Class Z	10.90

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Maryland Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,051.40	1,021.06	4.11	4.05	0.80
Class B	1,000.00	1,000.00	1,047.40	1,017.30	7.96	7.84	1.55
Class C	1,000.00	1,000.00	1,047.40	1,017.30	7.96	7.84	1.55
Class Z	1,000.00	1,000.00	1,052.70	1,022.31	2.83	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia North Carolina Intermediate Municipal Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	12/14/92		06/07/93		12/16/92		12/11/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.36	1.95	4.97	1.97	4.97	3.97	5.49
1-year	4.77	1.36	3.99	0.99	3.99	2.99	5.03
5-year	3.77	3.07	3.00	3.00	2.99	2.99	4.05
10-year	4.21	3.86	3.45	3.45	3.44	3.44	4.47

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.36%

Class A shares (without sales charge)

+5.21%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	10.56
Class B	10.56
Class C	10.56
Class Z	10.56

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.15
Class B	0.11
Class C	0.11
Class Z	0.17

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia North Carolina Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,053.60	1,021.06	4.12	4.05	0.80
Class B	1,000.00	1,000.00	1,049.70	1,017.30	7.96	7.84	1.55
Class C	1,000.00	1,000.00	1,049.70	1,017.30	7.96	7.84	1.55
Class Z	1,000.00	1,000.00	1,054.90	1,022.31	2.83	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia South Carolina Intermediate Municipal Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	05/05/92		06/08/93		06/17/92		01/06/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.20	1.79	4.70	1.70	4.80	3.80	5.23
1-year	5.23	1.78	4.35	1.35	4.44	3.44	5.39
5-year	4.04	3.35	3.24	3.24	3.26	3.26	4.27
10-year	4.43	4.09	3.66	3.66	3.66	3.66	4.69

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.20%

Class A shares (without sales charge)

+5.21%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	10.52
Class B	10.52
Class C	10.53
Class Z	10.52

Distribution declared per share

04/01/10 – 09/30/10 ($)
Class A	0.18
Class B	0.14
Class C	0.14
Class Z	0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia South Carolina Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,052.00	1,021.06	4.12	4.05	0.80
Class B	1,000.00	1,000.00	1,047.00	1,017.30	7.95	7.84	1.55
Class C	1,000.00	1,000.00	1,048.00	1,017.30	7.96	7.84	1.55
Class Z	1,000.00	1,000.00	1,052.30	1,022.31	2.83	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Virginia Intermediate Municipal Bond Fund

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Inception	12/05/89		06/07/93		06/17/92		09/20/89
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.06	1.63	4.58	1.58	4.57	3.57	5.19
1-year	4.68	1.32	3.91	0.91	3.99	2.99	5.04
5-year	4.44	3.74	3.66	3.66	3.66	3.66	4.70
10-year	4.53	4.18	3.76	3.76	3.76	3.76	4.80

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+5.06%

Class A shares (without sales charge)

+5.21%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 09/30/10 ($)
Class A	11.32
Class B	11.32
Class C	11.32
Class Z	11.32

Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Virginia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.60	1,021.06	4.11	4.05	0.80
Class B	1,000.00	1,000.00	1,045.80	1,017.30	7.95	7.84	1.55
Class C	1,000.00	1,000.00	1,045.70	1,017.30	7.95	7.84	1.55
Class Z	1,000.00	1,000.00	1,051.90	1,022.31	2.83	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds – 91.2%
	Par ($)	Value ($)
Education – 3.8%
Education – 3.0%
DE University of Delaware
Series 2009 A, 2.000% 11/01/37 (06/01/11) (a)(b)	10,750,000	10,825,572
FL University Athletic Association, Inc.
Series 2006, LOC: SunTrust Bank 3.800% 10/01/31 (10/01/11) (a)(b)	3,510,000	3,604,419
GA Private Colleges & Universities Authority
Emory University, Series 2008 B, 5.000% 09/01/11	7,400,000	7,718,866
IL Educational Facilities Authority
University of Chicago, Series 1998, 3.375% 07/01/25 (02/03/14) (a)(b)	5,650,000	6,030,584
IL Finance Authority
The Art Institution of Chicago: Series 2010 B, 4.000% 07/01/15	13,850,000	14,726,012
Series 2010, 5.000% 03/01/15	3,200,000	3,622,048
IN St. Joseph County Educational Facilities Revenue
University Notre Dame Du Lac, Series 2005, 3.875% 03/01/40 (03/01/12) (a)(b)	6,700,000	6,935,773
MA Development Finance Agency
Boston University, Series 2009 V-2, 2.875% 10/01/14	4,975,000	5,241,163
MA University of Massachusetts Building Authority
Series 2005, Insured: AMBAC 5.000% 11/01/15	3,000,000	3,468,660
NJ Educational Facilities Authority
Princeton University, Series 2008 K, 5.000% 07/01/11	2,965,000	3,070,376
NY Troy Industrial Development Authority
Rensselaer Polytechnic Institute, Series 2002 E, 4.050% 04/01/37 (09/01/11) (a)(b)	2,500,000	2,566,400

	Par ($)	Value ($)
TN School Bond Authority
Series 2009 A, 2.000% 05/01/11	4,000,000	4,040,200
Education Total		71,850,073
Student Loan – 0.8%
MA Educational Financing Authority
Series 2009 I, 5.250% 01/01/16	12,500,000	13,940,500
NM Educational Assistance Foundation
Series 2009 C, AMT, 3.900% 09/01/14	4,890,000	5,181,591
Student Loan Total		19,122,091
Education Total		90,972,164
Health Care – 8.0%
Hospitals – 8.0%
AZ Health Facilities Authority
Banner Health System, Series 2008 D, 5.000% 01/01/12	2,000,000	2,088,800
CA Health Facilities Financing Authority
Catholic Healthcare West: Series 2009 C, 5.000% 07/01/34 (10/16/14) (a)(b)	12,000,000	13,417,680
Series 2009 G, 5.000% 07/01/28 (07/02/12) (a)(b)	3,000,000	3,168,840
St. Joseph Health System, Series 2009 C, 5.000% 07/01/37 (07/02/12) (a)(b)	15,250,000	16,108,270
CA Newport Beach
Hoag Memorial Hospital, Series 2009 B, 4.000% 12/01/38 (02/08/11) (a)(b)	6,000,000	6,068,880
CA Statewide Communities Development Authority
Kaiser Hospital Asset Management: Series 2002 E, 4.000% 11/01/36 (05/02/11) (a)(b)	15,830,000	16,134,727
Series 2009 A, 5.000% 04/01/13	10,250,000	11,157,022
CO Health Facilities Authority
Catholic Health Initiatives: Series 2008 C-6, 3.950% 09/01/36 (11/10/10) (a)(b)	6,620,000	6,643,832

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 D2, 5.250% 10/01/38 (11/13/10) (a)(b)	2,185,000	2,440,907
Series 2009 B, 5.000% 07/01/39 (11/08/12) (a)(b)	2,250,000	2,428,403
FL Orange County Health Facilities Authority
Orlando Health, Inc., Series 2009, 5.000% 10/01/14	2,000,000	2,184,140
FL Tampa
Baycare Health System, Inc, Series 2010, 5.000% 11/15/16	2,000,000	2,259,220
IA Finance Authority
Central Health System, Series 2009 F, 5.000% 08/15/39 (08/15/12) (a)(b)	5,100,000	5,462,916
Genesis Health Systems, Series 2010: 5.000% 07/01/15	1,075,000	1,187,069
5.000% 07/01/16	1,150,000	1,267,450
IL Finance Authority
Advocate Healthcare Network, Series 2008 A3, 3.875% 11/01/30 (05/01/12) (a)(b)	2,250,000	2,305,350
Northwestern Memorial Hospital, Series 2009 A: 5.000% 08/15/11	2,450,000	2,527,151
5.000% 08/15/12	5,130,000	5,468,529
5.000% 08/15/13	3,500,000	3,821,650
IN Health Facility Financing Authority
Ascension Health, Series 2001 A2, 3.750% 11/15/36 (02/01/12) (a)(b)	9,675,000	10,067,708
KY Economic Development Finance Authority
Catholic Health Initiatives, Series 2009 B, 5.000% 05/01/39 (11/08/12) (a)(b)	2,000,000	2,260,880
MA Health & Educational Facilities Authority
Caregroup, Inc., Series 2008 E-2, 5.000% 07/01/12	2,500,000	2,628,925
MD Health & Higher Educational Facilities Authority
Johns Hopkins Health Systems, Series 2008, 5.000% 05/15/42 (11/15/11) (a)(b)	4,450,000	4,638,502

	Par ($)	Value ($)
MI Hospital Finance Authority
Ascension Health, Series 2010, 5.000% 11/15/15	2,000,000	2,303,480
MI Kent Hospital Financial Authority
Spectrum Health, Series 2008 A, 5.000% 01/15/47 (01/15/12) (a)(b)	1,300,000	1,367,314
NC Medical Care Commission
Duke University Health System, Series 2006 B, 0.570% 06/01/39 (10/07/10) (a)(b)	20,750,000	20,750,000
NV Reno Hospital
Renown Regional Medical Center Project, Series 2007 A: 5.000% 06/01/11	650,000	663,676
5.000% 06/01/12	815,000	854,674
5.000% 06/01/13	500,000	533,070
OK Development Finance Authority
Integris Baptist Medical Center, Series 2008 B, 5.000% 08/15/11	4,590,000	4,767,404
PA Allegheny County Hospital Development Authority
University of Pittsburgh Medical Center, Series 2008 A, 5.000% 09/01/11	9,450,000	9,818,172
PA Higher Educational Facilties Authority
University of Pittsburgh Medical Center, Series 2010 E, 5.000% 05/15/15	4,250,000	4,819,117
TX Harris County Cultural Education Facilities Finance Corp.
Methodist Hospital, Series 2009 B1, 5.000% 12/01/28 (06/01/12) (a)(b)	10,000,000	10,671,000
TX Lubbock Health Facilities Development Corp.
Series 2008 A, 3.050% 07/01/30 (10/16/12) (a)(b)	4,875,000	4,972,207
TX Tarrant County Cultural Education Facilities Finance Corp.
Scott and White Memorial Hospital, Series 2008, 5.000% 08/15/11	1,275,000	1,314,079

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
UT Riverton
IHC Health Services Inc, Series 2009, 5.000% 08/15/13	1,400,000	1,549,254
Hospitals Total		190,120,298
Health Care Total		190,120,298
Housing – 1.7%
Multi-Family – 0.6%
GA Clayton County Housing Authority
Tara Court II Apartments Project, Series 2001, LIQ FAC: FNMA 4.350% 12/01/31 (12/01/11) (a)(b)	2,990,000	3,065,946
NY New York City Housing Development Corp.
Series 2009 C2, 5.000% 11/01/11	10,000,000	10,403,400
Multi-Family Total		13,469,346
Single-Family – 1.1%
CT Housing Finance Authority
Series 2008 D, 4.750% 05/15/18	7,000,000	7,227,710
FL Housing Finance Corp.
Series 2010 A, 5.000% 07/01/28	3,500,000	3,805,760
MA Housing Finance Agency
Series 2009 D, 4.000% 09/01/11	7,250,000	7,452,782
MI Housing Development Authority
Series 2009 C, AMT, 3.150% 12/01/10	3,830,000	3,837,852
VA Housing Development Authority
Series 2004 A, AMT, 3.900% 10/01/10	2,740,000	2,740,164
WA Housing Finance Commission
Series 2010 A, Insured: GNMA 4.700% 10/01/28	1,500,000	1,618,710
Single-Family Total		26,682,978
Housing Total		40,152,324
Industrials – 1.6%
Oil & Gas – 1.6%
CA Pollution Control Financing Authority
BP West Coast Products, LLC, Series 2009, 2.600% 12/01/46 (09/02/14) (a)(b)	5,000,000	5,025,050

	Par ($)	Value ($)
GA Public Gas Partners, Inc.
Series 2009 A: 5.000% 10/01/12	2,300,000	2,473,719
5.000% 10/01/14	3,630,000	4,077,724
IN Whiting
BP PLC, Series 2008, 2.800% 06/01/44 (06/02/14) (a)(b)	13,250,000	13,382,367
LA Offshore Terminal Authority
LOOP LLC: Series 2007 B-1A, 1.600% 10/01/37 (12/03/91) (a)(b)(c)	3,350,000	3,350,972
Series 2010 B1, 1.875% 10/01/40 (10/01/10) (a)(b)	3,500,000	3,495,940
TX Gulf Coast Waste Disposal Authority
BP Products North America, Series 2007, GTY AGMT: BP PLC 2.300% 01/01/42 (09/03/13) (a)(b)	3,950,000	3,949,961
TX Municipal Gas Acquisition & Supply Corp.
Series 2006 A, 5.000% 12/15/10	1,500,000	1,511,265
Oil & Gas Total		37,266,998
Industrials Total		37,266,998
Other – 9.7%
Other – 0.7%
CA Infrastructure & Economic Development Bank
J. Paul Getty Trust: Series 2007 A3, 2.250% 10/01/47 (04/02/12) (a)(b)	6,675,000	6,841,274
Series 2007 A4, 1.650% 10/01/47 (04/01/11) (a)(b)	2,325,000	2,338,299
United Nations Development Corp.
Series 2009 A: 4.000% 07/01/12	3,925,000	4,158,027
4.500% 07/01/13	2,200,000	2,414,830
5.000% 07/01/14	2,000,000	2,271,720
Other Total		18,024,150
Pool/Bond Bank – 0.9%
AK Industrial Development & Export Authority
Series 2010 A, 5.000% 04/01/16	2,500,000	2,881,650

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
ME Health & Higher Educational Fasilities Authority
Series 2010 B: 4.000% 07/01/16	3,555,000	3,901,933
5.000% 07/01/15	3,455,000	3,939,598
MT Board of Investments
Series 2004, 0.500% 03/01/29 (03/01/11) (a)(b)	3,500,000	3,500,840
PA Delaware Valley Regional Financing Authority
Series 2002, 5.500% 07/01/12	6,000,000	6,355,440
Pool/Bond Bank Total		20,579,461
Refunded/Escrowed (d) – 8.1%
AL County of Jefferson
Series 2001 A, Pre-refunded 02/01/11, Insured: FGIC 5.500% 02/01/40	19,000,000	19,518,700
CA County of Sacramento
Series 1988 A, AMT, Escrowed to Maturity, 8.000% 07/01/16	12,810,000	16,803,517
CA Department of Water Resources
Series 2002 A, Pre-refunded 05/01/12, 6.000% 05/01/14	8,250,000	9,059,903
CA Economic Recovery
Series 2004 A, Pre-refunded 07/01/14, 5.000% 07/01/15	1,170,000	1,352,707
Series 2008 B, Pre-refunded 07/01/11, 5.000% 07/01/23 (07/01/11) (a)(b)	5,650,000	5,851,253
CO Health Facilities Authority
Catholic Health Initiatives, Series 2008 D1, Pre-refunded 11/12/13, 5.250% 10/01/38 (11/12/13) (a)(b)	315,000	359,075
FL Orlando Urban Community Development District
Series 2001 A, Pre-refunded 05/01/11, 6.950% 05/01/33	7,690,000	8,003,983
IL Chicago Water Revenue
Series 2000, Pre-refunded 11/01/10, 5.875% 11/01/30	4,000,000	4,059,360

	Par ($)	Value ($)
IL Chicago
Series 2001, Pre-refunfed 01/01/11, Insured: FGIC 5.500% 01/01/31	2,000,000	2,026,200
IL Health Facilities Authority
Riverside Health Systems, Series 2000, Pre-refunded 11/15/10, 6.850% 11/15/29	4,000,000	4,072,760
IL State
Series 2002, Pre-refunded 10/01/12, Insured: NPFGC 5.250% 10/01/14	5,000,000	5,472,700
LA State
Series 2000 A, Pre-refunded 11/15/10, Insured: FGIC 5.250% 11/15/17	5,005,000	5,036,231
MI State
Series 2001 A, Pre-refunded 11/01/11, Insured: AGMC 5.500% 11/01/13	7,345,000	7,735,313
MN Dakota & Washington Counties Housing & Redevelopment Authority
Series 1988 AMT, Escrowed to Maturity, Insured: GNMA 7.950% 03/01/13	3,000,000	3,502,020
MO Health & Educational Facilities Authority
SSM Healthcare System, Series 2001 A, Pre-refunded 06/01/11, 5.250% 06/01/28	2,000,000	2,083,920
MS State
Capital Improvements, Series 2002, Pre-refunded 11/01/12, Insured: FGIC 5.250% 11/01/13	7,925,000	8,669,237
NJ Economic Development Authority
Series 2008 W, Escrowed to Maturity, 5.000% 09/01/11	4,705,000	4,906,656
NJ Tobacco Settlement Financing Corp.
Series 2002, Pre-refunded 12/01/12, 6.125% 06/01/42	6,425,000	7,029,593

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH County of Hamilton
Series 2000 B, Pre-refunded 12/01/10, 5.250% 12/01/32	8,845,000	8,918,944
PA Philadelphia
Series 2001, Pre-refunded 03/15/11, Insured: AGMC 5.000% 09/15/31	8,000,000	8,172,960
PA State
Series 2001, Pre-refunded 01/15/2011, 5.000% 01/15/12	12,500,000	12,796,250
SC Greenville County School District
Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/16	5,475,000	6,158,225
TX Houston
Series 2002, Pre-refunded 03/01/12, 5.250% 03/01/19	3,750,000	3,992,363
TX Turnpike Authority
Series 1996, Escrowed to Maturity, Insured: AMBAC (e) 01/01/11	2,500,000	2,497,475
TX Wichita Falls
Series 2001, Pre-refunded 08/01/11, Insured: AMBAC 5.375% 08/01/20	1,500,000	1,562,835
WI Badger Tobacco Asset Securitization Corp.
Pre-refunded to Various Dates, Series 2002, 6.125% 06/01/27	9,520,000	10,179,355
Series 2002, Pre-refunded 06/01/12, 6.000% 06/01/17	20,000,000	21,799,200
Refunded/Escrowed Total		191,620,735
Other Total		230,224,346
Other Revenue – 0.6%
Recreation – 0.6%
FL Board of Education
Series 2006 A, Insured: AMBAC 5.000% 07/01/12	6,150,000	6,608,114

	Par ($)	Value ($)
OR Department of Administrative Services
Series 2004 A, Insured: AGMC 5.000% 04/01/11	5,010,000	5,125,881
Series 2009 A, 3.000% 04/01/11	2,000,000	2,026,200
Recreation Total		13,760,195
Other Revenue Total		13,760,195
Resource Recovery – 1.3%
Disposal – 0.3%
CA Statewide Communities Development Authority
Republic Services, Inc., Series 2003 A, AMT, 4.950% 12/01/12	3,000,000	3,142,170
NY Babylon Industrial Development Agency
Babylon, Inc., Series 2009 A, 5.000% 01/01/13	1,500,000	1,619,310
Babylon, Inc. Series 2009 A, 5.000% 01/01/14	2,000,000	2,205,940
Disposal Total		6,967,420
Resource Recovery – 1.0%
FL County of Hillsborough
Series 2006 A, AMT, Insured: AMBAC 5.000% 09/01/14	3,025,000	3,332,491
FL County of Lee
Series 2001, AMT, Insured: NPFGC 5.625% 10/01/12	5,285,000	5,496,030
FL Tampa Solid Waste System
Series 1999 B, AMT, Insured: AMBAC 5.250% 10/01/15	5,000,000	5,000,700
MD Northeast Waste Disposal Authority
Series 2003, AMT, Insured: AMBAC 5.500% 04/01/11	8,425,000	8,603,442
MS Business Finance Corp.
Waste Management, Inc., Series 2002, AMT, 4.400% 03/01/27 (03/01/11) (a)(b)	2,375,000	2,397,515
Resource Recovery Total		24,830,178
Resource Recovery Total		31,797,598

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Tax-Backed – 41.2%
Local Appropriated – 1.4%
CA Golden Empire Schools Financing Authority
Series 2010, 4.000% 05/01/12	10,000,000	10,429,900
FL Palm Beach County School Board
Series 2002 E, Insured: AMBAC 5.250% 08/01/12	7,625,000	8,202,746
IL Chicago Public Building Commission
Series 1999 B, Insured: NPFGC 5.250% 12/01/15	3,165,000	3,660,639
NC Durham
Series 2010 A, 4.000% 10/01/11	2,600,000	2,690,636
NY Dormitory Authority
Series 2008, 5.000% 01/15/14	6,300,000	6,991,299
OK Tulsa County Industrial Authority
Series 2009: 4.000% 09/01/13	1,000,000	1,090,640
5.500% 09/01/14	1,280,000	1,494,925
Local Appropriated Total		34,560,785
Local General Obligations – 10.5%
AK North Slope Borough
Series 2000 B, Insured: NPFGC (e) 06/30/11	16,050,000	15,943,428
CA Gilroy Unified School District
Series 2010, 5.000% 04/01/13	5,125,000	5,547,198
CA Long Beach Community College District
Series 2010 A, 9.850% 01/15/13	13,875,000	16,607,126
CA Long Beach Unified School District
Series 2009 A: 4.000% 08/01/11	2,150,000	2,214,909
5.000% 08/01/11	1,650,000	1,713,575
CA Los Angeles Unified School District
Series 2009, 3.000% 07/01/11	14,905,000	15,179,997
CA Los Angeles
Series 2009 A, 2.500% 09/01/11	8,250,000	8,398,665
FL Miami Dade County School District
Series 1996, Insured: NPFGC 5.000% 07/15/11	5,895,000	6,092,306

	Par ($)	Value ($)
GA Lowndes County School District
Series 2007, 5.000% 02/01/11	2,700,000	2,742,093
GA Richmond County Board of Education
Series 2007, 5.000% 10/01/10	2,000,000	2,000,260
GA Whitfield County School District
Series 2009, 5.000% 04/01/11	3,250,000	3,325,693
HI City & County of Honolulu
Series 1993 B, 8.000% 10/01/10	7,140,000	7,141,499
IL Chicago Board Education
Series 1997, 6.750% 12/01/10	5,000,000	5,051,500
Series 1999 A, Insured: NPFGC (e) 12/01/11	4,500,000	4,432,995
IL County of Cook
Series 2009 C, 5.000% 11/15/12	4,000,000	4,336,240
Series 2009 D, 5.000% 11/15/14	3,000,000	3,434,340
KS Sedgwick County Unified School District No. 259
Series 2001, Insured: AGMC 5.500% 09/01/11	5,100,000	5,343,321
KS Spring Hill
Series 2009 C, 2.000% 09/01/11	5,475,000	5,492,411
KS Topeka
Series 2009 B, 4.000% 08/15/11	5,700,000	5,881,089
LA Orleans Parish Parishwide School District
Series 2010, Insured: AGMC: 4.000% 09/01/15	8,240,000	9,033,924
5.000% 09/01/16	3,785,000	4,366,944
MA Cambridge
Series 2009, 2.000% 03/15/11	2,715,000	2,736,503
MA Plymouth
Series 2009, 3.000% 05/15/11	3,195,000	3,249,123
MI Kent County Refuse Disposal Systems
Series 2006 A, 5.000% 11/01/10	7,605,000	7,636,028
MO St. Louis County Rockwood School District No. R-6
Series 2001, 5.250% 02/01/11	3,500,000	3,559,185

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Jersey City
Series 2002 B, Insured: AMBAC 5.000% 03/01/11	4,195,000	4,269,839
NM Albuquerque
Series 2009 A, 3.000% 07/01/11	6,085,000	6,208,891
NM Central Community College
Series 2009, 3.000% 08/15/11	5,525,000	5,654,506
NM Santa Fe Public School District
Series 2009, 2.500% 08/01/11	7,000,000	7,127,890
NY New York City
Series 2009 E, 5.000% 08/01/15	3,500,000	4,064,865
SC Spartanburg County School District No. 5
Series 2009, 5.000% 05/01/11	6,220,000	6,390,801
TN County of Rutherford
Series 2009, 4.000% 04/01/12	10,000,000	10,490,100
TN Sevier County Public Building Authority
Series 2009, 4.000% 06/01/11	7,500,000	7,663,425
TN Shelby County
Public Improvement, Series 2001 A, 5.000% 04/01/11	6,250,000	6,399,062
TX Denver City Independent School District
Series 2009, 2.500% 02/15/11	3,785,000	3,814,977
TX Plano Independent School District
Series 2002, 5.000% 02/15/12	3,335,000	3,543,604
Series 2004, 5.000% 02/15/12	7,000,000	7,437,850
VA Newport News
Series 2009 B, 3.250% 09/01/11	6,095,000	6,260,357
VA Pittsylvania County
Series 2010 A, 3.500% 07/15/13	3,000,000	3,055,800
WA Seattle
Series 2009, 4.000% 05/01/11	8,655,000	8,843,246
WI Milwaukee
Series 2001 T, 5.250% 09/01/11	5,575,000	5,827,101
Local General Obligations Total		248,512,666

	Par ($)	Value ($)
Special Non-Property Tax – 8.9%
AR Fayetteville
Series 2005 B, Insured: NPFGC 4.000% 12/01/11	6,830,000	7,115,494
CA State
Series 2004 A, 5.000% 07/01/15	1,690,000	1,905,678
Series 2009 B, 5.000% 07/01/23 (07/01/14) (a)(b)	14,500,000	16,412,985
CT State
Series 1991 B, 6.500% 10/01/10	3,905,000	3,905,664
Series 2001 B, Insured: AGMC 5.375% 10/01/14	15,780,000	16,511,403
FL Citizens Property Insurance Corp.
Series 2007 A, Insured: NPFGC 5.000% 03/01/13	15,000,000	15,807,450
Series 2010 A-3, 2.020% 06/01/13 (10/07/10) (a)(b)	10,000,000	9,956,500
FL Department of Environmental Protection
Series 2008 A, 5.000% 07/01/11	4,865,000	5,023,404
FL Jacksonville
Series 2010 A-1, 5.000% 10/01/16	8,985,000	10,459,439
FL Pasco County School District Sales Tax Revenue
Series 2007, Insured: AGMC 5.000% 10/01/10	4,500,000	4,500,585
IL Metropolitan Pier & Exposition Authority
Series 1996 A, Insured: NPFGC (e) 12/15/11	6,500,000	6,367,270
IL Regional Transportation Authority
Series 1999, Insured: AGMC 5.750% 06/01/11	8,125,000	8,410,756
KS Wyandotte County Unified Government
Series 2010, (e) 06/01/21	4,100,000	2,332,039
LA Regional Transit Authority
Series 2010, Insured: AGMC: 4.000% 12/01/15 (c)	1,150,000	1,251,649
4.000% 12/01/16 (c)	1,000,000	1,090,260

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
LA State Gas & Fuel Tax
Series 2010 A-1, 1.020% 05/01/43 (10/07/10) (a)(b)	21,250,000	21,239,375
MA School Building Authority
Series 2005 A, Insured: AGMC 5.000% 08/15/12	6,100,000	6,608,374
MO Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Series 2002 B, 5.250% 10/01/15	10,500,000	11,562,390
ND Fargo Sales Tax
Series 2009 D, 3.000% 11/01/11	5,040,000	5,166,353
NM State Severance Tax
Series 2006 A, Insured: NPFGC 4.000% 07/01/13	3,000,000	3,075,330
Series 2009 A, 5.000% 07/01/14	7,895,000	9,074,118
NY Local Government Assistance Corp.
Series 2001 A-1, 5.000% 04/01/11	9,300,000	9,520,875
NY New York City Transitional Finance Authority
Series 2002 B-1, 5.000% 11/01/12	3,500,000	3,819,515
Series 2009 A: 5.000% 11/01/11	3,470,000	3,646,380
5.000% 11/01/11	1,360,000	1,427,252
Series 2009 C1, 5.000% 08/01/14	6,795,000	7,808,406
RI Convention Center Authority
Series 2003 A, Insured: AGMC 5.000% 05/15/16	5,610,000	6,039,502
TX Houston
Series 2001 B, Insured: AMBAC 5.750% 09/01/12	3,590,000	3,703,049
Virgin Islands Public Finance Authority
Series 2009 B: 5.000% 10/01/11	2,500,000	2,585,150
5.000% 10/01/12	4,145,000	4,389,182
Special Non-Property Tax Total		210,715,827
State Appropriated – 7.6%
AL Public School & College Authority
Series 2009 A, 5.000% 05/01/14	9,000,000	10,251,270

	Par ($)	Value ($)
AZ School Facilities Board
Series 2005 A-1, 5.000% 09/01/14	10,000,000	11,193,500
Series 2008, 5.500% 09/01/13	8,000,000	8,874,240
AZ State
Series 2010 A, Insured: AGMC 5.000% 10/01/15	5,000,000	5,722,250
CA Public Works Board
Series 2010 A-1: 5.000% 03/01/15	3,000,000	3,284,010
5.000% 03/01/16	1,325,000	1,459,673
CA Statewide Communities Development Authority
Series 2009, 5.000% 06/15/13	18,200,000	19,941,558
KS Development Finance Authority
Series 2004 F, Insured: AMBAC 5.250% 10/01/11	2,250,000	2,351,970
KY Property & Buildings Commission
Series 2008, 5.000% 11/01/10	4,560,000	4,578,012
LA Facilities Authority Revenue
Hurricane Recovery Program, Series 2007, Insured: AMBAC 5.000% 06/01/11	3,000,000	3,079,770
LA Local Government Environmental Facilities & Community Development Authority
Series 2009 A, 4.000% 10/01/14	1,545,000	1,685,580
MI Building Authority
Series 2005 I, Insured: AMBAC 5.000% 10/15/29 (10/15/11) (a)(b)	12,000,000	12,468,840
NJ Building Authority
Series 2007 B, 5.000% 06/15/13	8,205,000	9,076,371
NY Dormitory Authority
Series 2002 B, Insured: NPFGC 5.250% 11/15/29 (05/15/12) (a)(b)	10,000,000	10,687,900
Series 2004, Insured: NPFGC 5.000% 07/01/14	3,660,000	4,137,850
Series 2008 E, 5.000% 02/15/11	2,170,000	2,207,281

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2009, 5.000% 02/15/13	13,505,000	14,741,248
NY Thruway Authority Service Contract
Local Highway & Bridge, Series 2002, 5.500% 04/01/11	3,000,000	3,074,460
Series 2008, 5.000% 04/01/12	5,245,000	5,573,022
NY Triborough Bridge & Tunnel Authority
Series 1990, Insured: NPFGC 6.000% 01/01/11	5,000,000	5,071,300
NY Urban Development Corp.
Series 2002 A, 5.500% 01/01/17 (01/01/11) (a)(b)	11,885,000	12,040,337
OH Building Authority
Series 2003 A, Insured: AGMC 5.000% 04/01/15	2,080,000	2,304,806
OH Major New State Infrastructure
Series 2008-1, 5.000% 06/15/12	2,200,000	2,364,736
OR Department of Administrative Services
Series 2002 B, Insured: NPFGC: 5.250% 05/01/15	6,020,000	6,385,173
5.250% 05/01/16	6,085,000	6,449,187
Series 2009 A, 5.000% 05/01/14	3,125,000	3,537,031
VA Public Building Authority
Series 2008, 5.000% 08/01/11	9,000,000	9,353,970
State Appropriated Total		181,895,345
State General Obligations – 12.8%
AK State
Series 2003 A, Insured:AGMC 5.000% 08/01/14	14,000,000	15,576,400
CA State
Series 2004: 5.000% 04/01/11	1,850,000	1,890,904
5.000% 12/01/15	2,200,000	2,451,328
Series 2005, 5.000% 03/01/15	4,000,000	4,546,320
Series 2006, 5.000% 03/01/14	4,000,000	4,471,560

	Par ($)	Value ($)
CT State
Series 2004 C, Insured: NPFGC 5.000% 04/01/11	5,000,000	5,117,950
Series 2007, 5.000% 03/15/11	3,600,000	3,677,472
Series 2009 B, 4.000% 06/01/11	21,000,000	21,515,550
DE State
Series 2009 B, 3.500% 01/01/11	9,450,000	9,527,301
FL Board of Education
Series 2005 A, 5.000% 06/01/11	4,090,000	4,213,191
Series 2009 D, 5.000% 06/01/14	16,460,000	18,748,105
GA State
Series 1994 D, 6.800% 08/01/11	3,000,000	3,160,050
Series 1995 B, 6.800% 03/01/11	11,000,000	11,294,800
IL State
Series 2002, Insured: NPFGC 5.500% 08/01/16	6,700,000	7,134,562
Series 2009, 3.000% 04/01/11	6,000,000	6,053,040
Series 2010: 5.000% 01/01/16	10,000,000	11,072,400
Insured: AGMC 5.000% 01/01/16	4,250,000	4,714,567
LA State
Series 2005 A, Insured: NPFGC 5.000% 08/01/12	10,000,000	10,813,300
Series 2009 B, 3.000% 04/15/11	19,675,000	19,957,730
MA State
Series 2010 A: 0.650% 02/01/13 (10/07/10) (a)(b)	14,500,000	14,414,595
0.800% 02/01/14 (10/07/10) (a)(b)	2,500,000	2,484,000
2.000% 04/28/11	10,000,000	10,097,676
MD State
Series 2004, 5.000% 02/01/11	4,750,000	4,825,430
MI Finance Authority
Series 2010 D-1, 2.000% 08/19/11	6,400,000	6,467,202

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI State
Series 2008 A, 5.000% 05/01/12	3,670,000	3,908,036
NC State
Series 2007 A, 5.000% 03/01/11	7,500,000	7,648,575
NJ State
Series 1992 D, 6.000% 02/15/11	7,770,000	7,924,312
OH State
Series 2009 C, 5.000% 09/15/14	20,000,000	23,013,000
TX State
Series 2008, 5.000% 10/01/10	4,275,000	4,275,556
Series 2010 AMT, 5.000% 08/01/15	5,775,000	6,630,566
Series 2010, 2.000% 08/31/11	30,000,000	30,452,135
UT State
Series 2009 C, 5.000% 07/01/14	2,500,000	2,882,375
Series 2010 A, 5.000% 07/01/12	6,180,000	6,671,495
WV State
Series 2005, Insured:NPFGC 5.000% 06/01/11	5,700,000	5,879,151
State General Obligations Total		303,510,634
Tax-Backed Total		979,195,257
Transportation – 10.7%
Airports – 4.8%
AZ Phoenix Civic Improvement Corp.
Series 2002 B, AMT, Insured: NPFGC 5.750% 07/01/17	6,000,000	6,283,560
Series 2005 B, Insured: NPFGC 5.000% 07/01/11	4,500,000	4,658,175
Series 2008 D, AMT, 5.250% 07/01/11	2,600,000	2,685,332
CO Denver City & County Airport
Series 2008 A1, AMT, 5.000% 11/15/11	5,000,000	5,228,100
DC Metropolitan Washington Airports Authority
Series 2007 B, AMT, Insured: AMBAC: 5.000% 10/01/10	7,000,000	7,000,840
5.000% 10/01/11	5,000,000	5,206,250

	Par ($)	Value ($)
Series 2010 B AMT: 5.000% 10/01/11	1,775,000	1,848,219
5.000% 10/01/12	3,300,000	3,544,695
FL Broward County Airport Systems Revenue
Series 1998 G, AMT, Insured: AMBAC 4.500% 10/01/11	3,300,000	3,309,075
FL County of Lee
Series 2010 A, AMT, Insured: AGO 5.000% 10/01/12	1,500,000	1,593,855
FL Greater Orlando Aviation Authority
Series 2008 A, AMT, Insured: AGMC 5.000% 10/01/10	5,625,000	5,625,675
FL Miami Dade County Aviation
Miami International Airport: Series 2007 C, AMT, Insured:AGMC 5.000% 10/01/13	3,500,000	3,808,805
Series 2007 D, Insured:AGO 5.000% 10/01/10	1,745,000	1,745,209
GA Atlanta
Series 2003 D, AMT, Insured: NPFGC 5.250% 01/01/15	5,000,000	5,339,550
HI State
Series 2010 B, AMT, 5.000% 07/01/15	7,000,000	7,826,350
KY Louisville Kentucky Regional Airport Authority
Series 2008 AMT, Insured: AGMC 5.000% 07/01/12	2,935,000	3,113,565
MA Port Authority
Series 2010 E, AMT: 5.000% 07/01/14	5,000,000	5,518,550
5.000% 07/01/15	4,000,000	4,443,440
MN Minneapolis - St. Paul Metropolitan Airports Commission
Series 2008 A, AMT, 5.000% 01/01/11	1,805,000	1,824,079
Series 2009 B, AMT, 5.000% 01/01/14	2,055,000	2,254,273
NV Clark County Airport
Series 2010 E2, 5.000% 07/01/12	7,000,000	7,424,620
PA Philadelphia Industrial Development Authority
Series 1998 A, AMT, Insured: NPFGC 5.250% 07/01/12	5,000,000	5,014,400

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Memphis-Shelby County Airport Authority
Series 2010 B, AMT: 4.000% 07/01/15	2,060,000	2,194,827
5.000% 07/01/16	1,000,000	1,112,170
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2009 A, 5.000% 11/01/14	3,000,000	3,411,420
TX Houston
Series 2002, Insured: AGMC 5.500% 07/01/13	6,330,000	6,804,054
WA Port of Seattle
Series 2007 B, AMT, Insured: AGMC 5.000% 10/01/11	5,580,000	5,809,617
Airports Total		114,628,705
Ports – 1.0%
CA Port of Oakland
Series 2007 A, AMT, Insured: NPFGC 5.000% 11/01/13	5,610,000	6,058,127
NY Port Authority of New York & New Jersey
Series 2002 AMT, 5.500% 12/15/16	3,630,000	3,860,614
Series 2003 AMT, 5.000% 12/15/16	10,000,000	10,830,300
TX Port of Houston Authority
Series 2001 B, AMT, Insured: NPFGC 5.500% 10/01/13	2,515,000	2,618,492
Ports Total		23,367,533
Toll Facilities – 2.6%
NY Buffalo & Fort Erie Public Bridge Authority
Series 2005, LOC: U.S. Bank N.A. 2.625% 01/01/25 (07/01/14) (a)(b)	11,000,000	11,175,230
NY Thruway Authority
Series 2009, 4.000% 07/15/11	17,000,000	17,478,720
NY Triborough Bridge & Tunnel Authority
Series 2002 B, 5.250% 11/15/16	10,000,000	10,891,500
PA Turnpike Commission
Series 2009 C: 0.790% 12/01/11 (10/07/10) (a)(b)	6,500,000	6,477,120
0.890% 12/01/12 (10/07/10) (a)(b)	10,000,000	9,934,200

	Par ($)	Value ($)
TX Harris County
Series 2002, Insured: AGMC 5.375% 08/15/11	5,150,000	5,377,527
TX North Texas Tollway Authority
Series 2009 A, 5.000% 01/01/13	1,300,000	1,401,296
Toll Facilities Total		62,735,593
Transportation – 2.3%
DE Transportation Authority Motor Fuel Tax
Series 2008 A, 5.000% 07/01/11	3,385,000	3,505,303
IL Chicago Transit Authority
Series 2006 A, 5.000% 06/01/12	3,650,000	3,870,424
KS Department of Transportation
Series 2003 A, 5.000% 09/01/12	8,000,000	8,692,640
NM Finance Authority
Series 2009, 5.000% 06/15/11	2,000,000	2,066,200
NY Metropolitan Transportation Authority
Series 2003 B, 5.250% 11/15/16	4,500,000	5,000,085
Series 2005 H, 5.250% 11/15/10	6,000,000	6,033,780
Series 2008 B, 5.000% 11/15/16 (11/15/11) (a)(b)	20,150,000	21,042,846
TX Transportation Commission
Series 2006 A, 5.000% 04/01/12	3,000,000	3,204,450
Transportation Total		53,415,728
Transportation Total		254,147,559
Utilities – 12.6%
Investor Owned – 3.4%
AL Mobile Industrial Development Board
Alabama Power Co., Series 2007 A, 4.750% 06/01/34 (03/19/12) (a)(b)	2,000,000	2,103,520
CA Infrastructure & Economic Development Bank
Pacific Gas & Electric, Series 2010 E, 2.250% 11/01/26 (04/02/12) (a)(b)	6,000,000	6,028,680

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Development Authority
Connecticut Light & Power Co., Series 1996 A, AMT, 1.400% 05/01/31 (04/01/11) (a)(b)	5,000,000	5,002,100
FL Escambia County
Gulf Power Co., Series 2009, 2.000% 04/01/39 (04/03/12) (a)(b)	5,000,000	5,037,450
GA Burke County Development Authority
Georgia Power Co., Series 1994, 3.750% 10/01/32 (01/12/12) (a)(b)	16,025,000	16,535,717
GA Monroe County Development Authority
Georgia Power Co., Series 2008, 0.800% 11/01/48 (01/07/11) (a)(b)	2,400,000	2,398,800
LA Public Facilities Authority
Cleco Power LLC, Series 2008, 7.000% 12/01/38 (12/01/11) (a)(b)	4,000,000	4,201,360
Series 2010 B, 2.875% 11/01/15 (c)	2,750,000	2,746,865
MI Strategic Fund
The Detroit Edison Co., Series 2009, 3.050% 08/01/24 (12/03/12) (a)(b)	5,000,000	5,123,050
NH Business Finance Authority
United Illuminating Co.: Series 2009 A, AMT, 6.875% 12/01/29 (02/01/12) (a)(b)	2,000,000	2,113,360
Series 2009 AMT, 7.125% 07/01/27 (02/01/12) (a)(b)	4,000,000	4,187,240
NJ Salem County Utilities Authority
Public Service Electric & Gas, Series 2010 A, 0.950% 05/01/28 (11/01/10) (a)(b)	4,500,000	4,500,450
OH Air Quality Development Authority
Columbus Southern Power Co., Series 2009 A, 3.875% 12/01/38 (06/01/14) (a)(b)	3,400,000	3,560,038

	Par ($)	Value ($)
Ohio Power Co.: Series 2010 A, 3.250% 06/01/41 (06/02/14) (a)(b)	6,150,000	6,273,861
Series 2010 A, AMT, 2.875% 12/01/27 (08/01/14) (a)(b)	3,130,000	3,131,408
VA Louisa Industrial Development Authority
Virginia Electric & Power Co., Series 1997 A, AMT, 1.375% 04/01/22 (04/01/11) (a)(b)	3,500,000	3,502,170
VA York County Economic Development Authority
Virginia Electric & Power Co., Series 2009 A, 4.050% 05/01/33 (05/01/14) (a)(b)	3,500,000	3,732,540
Investor Owned Total		80,178,609
Joint Power Authority – 4.8%
CA Northern California Power Agency
Series 2010 A, 4.000% 07/01/15	1,355,000	1,463,820
GA Municipal Electric Authority
Series 1998 Y, Insured: AGMC 6.500% 01/01/17	6,300,000	7,423,795
Series 2008 A, 5.000% 01/01/12	2,000,000	2,100,100
GA Municipal Gas Authority
Series 2010, 2.000% 05/17/11	13,000,000	13,128,960
ND McLean County
Great River Energy, Series 2010 C, AMT, 3.500% 07/01/38 (07/01/15) (a)(b)	13,000,000	13,396,110
OK Grand River Dam Authority
Series 1995, Insured: AMBAC 6.250% 06/01/11	13,590,000	14,075,571
SC Public Service Authority
Series 2009 E, 5.000% 01/01/14	1,500,000	1,697,730
TX Lower Colorado River Authority
Series 2010: 5.000% 05/15/14	2,230,000	2,525,854
5.000% 05/15/15	4,000,000	4,607,560

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
UT Intermountain Power Agency
Series 2008 A, 5.250% 07/01/11	7,000,000	7,249,970
Series 2009 A, 5.000% 07/01/13	10,000,000	11,068,900
WA Energy Northwest Washington Electric Revenue
Refunding Project No. 1A, Series 2002, Insured: NPFGC 5.500% 07/01/15	5,000,000	5,382,150
WA Energy Northwest
Bonneville Power Administration Series 2001 A, Insured: AGMC 5.500% 07/01/16	10,000,000	10,447,000
Series 1992 A, 6.300% 07/01/12	9,000,000	9,878,490
Series 2001 A, 5.500% 07/01/17	8,800,000	9,193,360
Joint Power Authority Total		113,639,370
Municipal Electric – 2.3%
CA Department of Water Resources
Series 2002 A, Insured: AMBAC 5.500% 05/01/14	7,035,000	7,611,588
FL JEA
Series 2002, 5.250% 10/01/12	4,910,000	5,134,976
FL Kissimmee Utility Authority
Series 2001, Insured: AMBAC 5.000% 10/01/14	7,195,000	7,486,038
FL Lakeland Energy System
Series 2009, 1.020% 10/01/12 (10/07/10) (a)(b)	13,475,000	13,438,483
NE Lincoln
Series 2002, 5.000% 09/01/14	5,000,000	5,389,200
NY Long Island Power Authority
Series 2003 B, 5.250% 06/01/13	4,250,000	4,730,505
WA Clark County Public Utility District No. 1
Series 2010, 5.000% 01/01/15	2,900,000	3,273,143
WA Seattle Municipal Light & Power
Series 2004, Insured: AGMC 5.000% 08/01/15	6,000,000	6,820,740
Municipal Electric Total		53,884,673

	Par ($)	Value ($)
Water & Sewer – 2.1%
AR Development Finance Authority
Series 2004 A, 5.000% 12/01/12	2,435,000	2,505,299
CA Contra Costa Water District
Series 2010 A, 2.000% 10/01/11	6,750,000	6,867,180
CA Los Angeles
Series 2009 A, 5.000% 06/01/12	6,040,000	6,484,665
FL Orlando Utilities Commission Water & Electric
Series 2008, 3.500% 10/01/25 (10/01/12) (a)(b)	10,500,000	10,798,305
FL Reedy Creek Improvement District Utilities
Series 2004 2, 5.250% 10/01/10	3,000,000	3,000,360
Series 2005 2, Insured: AMBAC 5.000% 10/01/10	2,500,000	2,500,275
IL Chicago Wastewater Transmission
Series 1993, Insured: NPFGC 5.375% 01/01/13	2,965,000	3,082,977
NM Albuquerque Bernalillo County Water Utility Authority
Series 2009 A1, 5.000% 07/01/13	2,000,000	2,234,620
TX Dallas Waterworks & Sewer Systems Revenue
Series 2007, Insured: AMBAC 5.000% 10/01/12	5,000,000	5,449,400
TX Houston Water & Sewer System
Series 1991 C, Insured: AMBAC (e) 12/01/11	5,000,000	4,950,650
TX Titus County Fresh Water Supply District
Southwestern Electric Power Co., Series 2008, 4.500% 07/01/11	1,000,000	1,020,450
WA King County Sewer Revenue
Series 2002 B, Insured: AGMC 5.500% 01/01/14	2,000,000	2,112,760
Water & Sewer Total		51,006,941
Utilities Total		298,709,593
Total Municipal Bonds (cost of $2,122,672,908)		2,166,346,332

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Investment Company – 0.8%
	Shares	Value ($)
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (f)	19,845,776	19,845,776
Total Investment Companies (cost of $19,845,776)		19,845,776
Short-Term Obligations – 7.4%
	Par ($)
Variable Rate Demand Notes (g) – 7.4%
AL University of Alabama
Series 2008 B, LOC: Regions Bank 1.080% 09/01/31 (10/07/10) (a)(b)	16,000,000	16,000,000
FL JEA Energy Systems
Series 2004 A, LOC: State Street Bank & Trust Co. 0.240% 10/01/34 (10/07/10) (a)(b)	403,000	403,000
GA Atlanta
Series 2008, Insured: AGMC, LIQ FAC: JPMorgan Chase Bank 0.370% 01/01/13 (10/07/10) (a)(b)	7,430,000	7,430,000
GA Bartow County Development Authority
Georgia Power Co., Series 2009, 0.420% 12/01/32 (10/01/10) (a)(b)	10,000,000	10,000,000
GA Gwinnett County Hospital Authority
Gwinnett Hospital System, Series 2008 C, LOC: Wells Fargo Bank N.A. 0.280% 07/01/32 (10/06/10) (a)(b)	11,135,000	11,135,000
IA Finance Authority
Village Court Associates, Series 1985 B, GTY AGMT: E.I. DuPont De Nemours 0.320% 11/01/35 (10/07/10) (a)(b)	15,000,000	15,000,000
IL Finance Authority
Dominican University, Series 2006, LOC: JPMorgan Chase Bank 0.270% 03/01/36 (10/06/10) (a)(b)	6,170,000	6,170,000

	Par ($)	Value ($)
Provena Health, Series 2009 C, LOC: JPMorgan Chase Bank 0.270% 08/15/44 (10/07/10) (a)(b)	15,000,000	15,000,000
IN Finance Authority
Duke Energy, Inc, Series 2003 A, AMT, 0.550% 12/01/38 (10/06/10) (a)(b)	12,000,000	12,000,000
IN Goshen
Goshen College, Inc, Series 2007, LOC: JPMorgan Chase Bank 0.270% 10/01/42 (10/07/10) (a)(b)	11,700,000	11,700,000
NM Farmington Hospital Revenue
San Juan Regional Medical Center, Series 2004-B, LOC: Bank of Nova Scotia 0.280% 06/01/28 (10/07/10) (a)(b)	14,500,000	14,500,000
NY Clinton County Industrial Development Agency
Champlain Valley Physicians, Series 2006 A, LOC: Keybank N.A. 0.350% 07/01/17 (10/07/10) (a)(b)	8,655,000	8,655,000
OH County of Cuyahoga
Cleveland Hearing and Speech, Series 2008, LOC: Keybank N.A. 0.450% 06/01/38 (10/07/10) (a)(b)	2,690,000	2,690,000
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2008, AMT, Insured: AGMC, LIQ FAC: JPMorgan Chase Bank 0.420% 05/01/12 (10/07/10) (a)(b)	6,945,000	6,945,000
WA Chelan County Public Utility District No 1
Series 2008 B, AMT, SPA: U.S. Bank N.A. 0.280% 07/01/32 (10/06/10) (a)(b)	37,720,000	37,720,000
Variable Rate Demand Notes Total		175,348,000
Total Short-Term Obligations (cost of $175,348,000)		175,348,000

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2010 (Unaudited)

Value ($)
Total Investments – 99.4% (cost of $2,317,866,684) (h)	2,361,540,108
Other Assets & Liabilites, Net – 0.6%	13,618,852
Net Assets – 100.0%	2,375,158,960

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  Security purchased on a delayed delivery basis.

(d)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)  Zero coupon bond.

(f)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	$8,152,375	$120,426,296	$96,471,671	$2,413	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The table reflects activity for the period from April 1, 2010 through April 30, 2010.

(g)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2010.

(h)  Cost for federal income tax purposes is $2,317,866,684.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,166,346,332	$—	$2,166,346,332
Total Investment Company	19,845,776	—	—	19,845,776
Total Short-Term Obligations	—	175,348,000	—	175,348,000
Total investments	$19,845,776	$2,341,694,332	$—	$2,361,540,108

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	41.2
Utilities	12.6
Transportation	10.7
Other	9.7
Health Care	8.0
Education	3.8
Industrials	1.7
Housing	1.6
Resource Recovery	1.3
Other Revenue	0.6
91.2
Investment Company	0.8
Short Term Obligations	7.4
Other Assets & Liabilities, Net	0.6
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia California Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds – 94.7%
	Par ($)	Value ($)
Education – 6.4%
Education – 6.4%
CA Educational Facilities Authority
Pitzer College: Series 2005 A, 5.000% 04/01/25	1,270,000	1,302,385
Series 2009, 5.000% 04/01/19	1,610,000	1,790,417
Pomona College, Series 2009 A, 5.000% 01/01/24	1,175,000	1,366,137
University of Southern California, Series 2009, 5.250% 10/01/24	3,000,000	3,709,650
CA Public Works Board
California State University, Series 2006 A, Insured: FGIC 5.000% 10/01/16	1,000,000	1,108,250
University of California: Series 2005 C, 5.000% 04/01/16	1,000,000	1,128,470
Series 2005 D, 5.000% 05/01/15	1,000,000	1,141,050
CA State University
Series 2009 A, 5.250% 11/01/22	2,500,000	2,865,875
CA University of California
Series 2009 O, 5.000% 05/15/20	1,000,000	1,182,890
Education Total		15,595,124
Education Total		15,595,124
Health Care – 7.9%
Continuing Care Retirement – 1.5%
CA ABAG Finance Authority for Nonprofit Corporations
Series 2010, Insured: CMI 4.000% 09/01/15	1,500,000	1,578,345
CA Health Facilities Financing Authority
Episcopal Senior Communities, Series 2010 B, 5.100% 02/01/19	1,000,000	1,055,350
Nevada Methodist Homes, Series 2006, Insured: CMI 5.000% 07/01/26	1,000,000	1,014,390
Continuing Care Retirement Total		3,648,085

	Par ($)	Value ($)
Hospitals – 6.4%
CA Health Facilities Financing Authority
Catholic Healthcare West: Series 2009 A, 6.000% 07/01/29	1,250,000	1,396,775
Series 2009 E, 5.625% 07/01/25	1,500,000	1,647,030
Children's Hospital Orange County, Series 2009 A, 6.000% 11/01/21	2,000,000	2,213,760
CA Loma Linda
Loma Linda University Medical Center, Series 2005, 5.000% 12/01/18	1,000,000	1,018,060
CA Municipal Finance Authority
Community Hospitals of Central California, Series 2013, 5.000% 02/01/13	1,150,000	1,208,121
CA Rancho Mirage Joint Powers Financing Authority
Eisenhower Medical Center, Series 1997 B, Insured: NPFGC 4.875% 07/01/22	1,500,000	1,535,850
CA Statewide Communities Development Authority
Adventist Health System West, Series 2005 A, 5.000% 03/01/17	1,000,000	1,063,430
John Muir Health, Series 2006 A, 5.000% 08/15/17	3,000,000	3,246,930
Kaiser Permanente, Series 2009 A, 5.000% 04/01/19	2,000,000	2,252,660
Hospitals Total		15,582,616
Health Care Total		19,230,701
Housing – 0.4%
Single-Family – 0.4%
CA Department of Veteran Affairs
Series 2006, 4.500% 12/01/23	1,000,000	1,002,810
Single-Family Total		1,002,810
Housing Total		1,002,810
Industrials – 1.9%
Oil & Gas – 1.9%
CA M-S-R Energy Authority
Series 2009, 6.125% 11/01/29	2,000,000	2,193,960

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Pollution Control Financing Authority
BP West Coast Products, LLC, Series 2009, 2.600% 12/01/46 (09/02/14) (a)(b)	2,000,000	2,010,020
CA Roseville Natural Gas Financing Authority
Series 2007, 5.000% 02/15/11	500,000	506,320
Oil & Gas Total		4,710,300
Industrials Total		4,710,300
Other – 3.4%
Other – 1.5%
CA Infrastructure & Economic Development Bank
California Science Center, Series 2006 B, Insured: FGIC: 5.000% 05/01/22	1,360,000	1,383,120
5.000% 05/01/23	1,240,000	1,254,818
CA Statewide Communities Development Authority
The California Endowment, Series 2003, 5.000% 07/01/13	1,000,000	1,112,370
Other Total		3,750,308
Refunded/Escrowed (c) – 0.9%
CA Department of Water Resources
Series 2003 Y, Escrowed to Maturity, Insured: FGIC 5.000% 12/01/10	15,000	15,121
CA Lucia Mar Unified School District
Series 2004 A, Pre-refunded 08/01/14, Insured: FGIC 5.250% 08/01/20	1,230,000	1,433,823
CA Orange County Water District
Series 2003 B, Pre-refunded 08/15/13, Insured: NPFGC 5.375% 08/15/17	650,000	738,231
Refunded/Escrowed Total		2,187,175
Tobacco – 1.0%
CA California County Tobacco Securitization Agency
Series 2006, (d) 06/01/21 (5.250% 12/01/10)	1,000,000	949,810

	Par ($)	Value ($)
CA Golden State Tobacco Securitization Corp.
Series 2005 A, Insured: AMBAC 5.000% 06/01/14	1,250,000	1,357,087
Tobacco Total		2,306,897
Other Total		8,244,380
Resource Recovery – 1.6%
Resource Recovery – 1.6%
CA Los Angeles Sanitation Equipment
Series 2005, Insured: FGIC 5.000% 02/01/13	1,000,000	1,096,340
CA Los Angeles Solid Waste
Series 2009 A, 4.000% 02/01/17	2,445,000	2,729,354
Resource Recovery Total		3,825,694
Resource Recovery Total		3,825,694
Tax-Backed – 39.2%
Local Appropriated – 9.7%
CA Anaheim Public Financing Authority
Series 1997 C, Insured: AGMC 6.000% 09/01/11	1,000,000	1,046,300
CA City & County of San Francisco
Series 2009 B, 5.000% 04/01/24	1,495,000	1,655,219
CA County of Monterey
Series 2009, Insured: AGMC 5.000% 08/01/17	1,000,000	1,150,610
CA County of San Diego
Certificates of Participation, Series 2001, Insured: AMBAC 5.000% 11/01/11	1,000,000	1,044,720
CA Golden Empire Schools Financing Authority
Series 2010, 4.000% 05/01/12	2,500,000	2,607,475
CA Kings River Conservation District
Series 2004, 5.000% 05/01/14	3,135,000	3,425,834
CA Los Angeles Community Redevelopment Agency
Series 2005, Insured: AMBAC 5.000% 09/01/15	1,095,000	1,203,755

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Los Angeles County Capital Asset Leasing Corp.
Series 2002 B, Insured: AMBAC 6.000% 12/01/12	1,000,000	1,060,510
CA Los Angeles Municipal Improvement Corp.
Series 2002 G, Insured: NPFGC 5.250% 09/01/13	1,500,000	1,672,845
CA Oakland Joint Powers Financing Authority
Series 2008 B, Insured: AGO 5.000% 08/01/22	2,000,000	2,173,240
CA Pico Rivera Public Financing Authority
Series 2009, 5.250% 09/01/26	1,085,000	1,177,388
CA Richmond Joint Powers Financing Authority
Series 2009, Insured: AGO 5.000% 08/01/17	1,570,000	1,755,307
CA Sacramento City Financing Authority
Series 2006, Insured: AMBAC 5.250% 12/01/22	1,000,000	1,093,690
CA San Mateo County Joint Powers Financing Authority
Series 2008 A, 5.000% 07/15/20	435,000	493,638
CA Santa Clara County Financing Authority
Series 2010 N, 5.000% 05/15/17	1,000,000	1,163,540
CA Vista
Series 2007, Insured: NPFGC 4.750% 05/01/21	750,000	781,823
Local Appropriated Total		23,505,894
Local General Obligations – 10.2%
CA Culver City School Facilities Financing Authority
Series 2005, Insured: AGMC 5.500% 08/01/23	1,490,000	1,840,031
CA East Bay Municipal Utility District
Series 2003 F, Insured: AMBAC 5.000% 04/01/15	1,000,000	1,094,450
CA East Side Union High School District
Series 2006, Insured: AGMC 5.250% 09/01/20	1,280,000	1,504,691

	Par ($)	Value ($)
CA Foothill-De Anza Community College District
Series 2002, Insured: FGIC 5.000% 08/01/14	975,000	1,043,416
Series 2005, Insured: FGIC 5.250% 08/01/18	1,000,000	1,210,080
CA Long Beach Unified School District
Series 2009 A, 5.250% 08/01/21	1,750,000	2,069,217
CA Los Angeles Unified School District
Series 2006 G, Insured: AMBAC 5.000% 07/01/20	1,000,000	1,110,490
CA Los Angeles
Series 2004 A, Insured: NPFGC 4.000% 09/01/13	1,000,000	1,089,730
CA Pasadena Area Community College District
Series 2006 C, Insured: AMBAC (e) 08/01/11	2,000,000	1,990,880
CA Rancho Santiago Community College District
Series 2005, Insured: AGMC 5.250% 09/01/19	1,000,000	1,215,590
CA Rescue Unified School District
Series 2005, Insured: NPFGC (e) 09/01/26	1,100,000	461,153
CA San Mateo County Community College District
Series 2006 A, Insured: NPFGC (e) 09/01/15	1,000,000	886,800
CA San Mateo Foster City School Facilities Financing Authority
Series 2005, Insured: AGMC: 4.000% 08/15/12	1,000,000	1,063,390
5.500% 08/15/19	2,000,000	2,479,520
CA San Ramon Valley Unified School District
Series 2004, Insured: AGMC 5.250% 08/01/16	1,800,000	2,046,348
CA Saugus Union School District
Series 2006, Insured: NPFGC 5.250% 08/01/21	1,000,000	1,203,200

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Simi Valley School Financing Authority
Series 2007, Insured: AGMC 5.000% 08/01/18	1,045,000	1,237,165
CA South San Francisco School District
Series 2006, Insured: NPFGC 5.250% 09/15/20	1,000,000	1,211,910
Local General Obligations Total		24,758,061
Special Non-Property Tax – 3.3%
CA Economic Recovery
Series 2004 A, Insured: FGIC 5.250% 07/01/14	1,000,000	1,143,410
Series 2009 A, 5.000% 07/01/18	3,000,000	3,552,180
CA Napa County Flood Protection & Watershed Improvement Authority
Series 2005, Insured: AMBAC 4.500% 06/15/12	1,000,000	1,061,130
CA Orange County Local Transportation Authority
Series 1992, Insured: AMBAC 6.200% 02/14/11	560,000	567,151
VI Virgin Islands Public Finance Authority
Series 2010 A, 5.000% 10/01/20	1,490,000	1,630,746
Special Non-Property Tax Total		7,954,617
Special Property Tax – 3.5%
CA Culver City Redevelopment Finance Authority
Series 1993, Insured: AMBAC 5.500% 11/01/14	1,730,000	1,785,360
CA Indian Wells Redevelopment Agency
Series 2003 A, Insured: AMBAC 5.000% 09/01/14	450,000	479,682
CA Long Beach Bond Finance Authority
Series 2002 B, Insured: AMBAC 5.500% 11/01/19	1,070,000	1,191,916
CA Oakland Redevelopment Agency
Series 1992, Insured: AMBAC 5.500% 02/01/14	2,520,000	2,565,587
CA Redwood City Redevelopment Agency
Series 2003 A, Insured: AMBAC 5.250% 07/15/13	1,000,000	1,077,290

	Par ($)	Value ($)
CA San Francisco City & County Redevelopment Agency
Series 2009, 5.000% 08/01/18	1,255,000	1,360,595
Special Property Tax Total		8,460,430
State Appropriated – 6.7%
CA Bay Area Infrastructure Financing Authority
Series 2006: Insured: FGIC 5.000% 08/01/17	2,000,000	2,116,080
Insured: SYNC 5.000% 08/01/17	2,000,000	2,107,780
CA Public Works Board
Series 2005 A, 5.000% 06/01/15	1,200,000	1,315,968
Series 2006 A, 5.000% 04/01/28	1,000,000	1,011,020
Series 2009, 5.000% 11/01/17	2,000,000	2,218,280
Series 2010 A-1, 5.250% 03/01/22	2,000,000	2,141,020
CA San Francisco Building Authority
Series 2005 A, 5.000% 12/01/12	3,000,000	3,189,480
CA Statewide Communities Development Authority
Series 2009, 5.000% 06/15/13	2,000,000	2,191,380
State Appropriated Total		16,291,008
State General Obligations – 5.8%
CA State
Series 2005, 5.000% 06/01/11	2,000,000	2,058,720
Series 2007: 4.500% 08/01/26	1,000,000	1,005,420
5.000% 08/01/18	3,750,000	4,220,700
Series 2009: 5.250% 10/01/29	1,500,000	1,591,650
5.625% 04/01/26	2,000,000	2,221,640
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2004 J, Insured: AMBAC 5.000% 07/01/36 (07/01/12) (a)(b)	1,255,000	1,301,410
Series 2007 A, Insured: FGIC 5.500% 07/01/21	1,500,000	1,644,765
State General Obligations Total		14,044,305
Tax-Backed Total		95,014,315

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Transportation – 6.9%
Airports – 5.5%
CA County of Orange
Series 2009 A, 5.250% 07/01/25	1,500,000	1,660,575
CA Los Angeles Department of Airports
Series 2009 A, 5.250% 05/15/22	1,855,000	2,157,495
CA Sacramento County Airport Systems
Series 2008 A, Insured: AGMC 5.000% 07/01/23	1,000,000	1,107,110
CA San Francisco City & County Airports Commission
Series 2003 B, Insured: FGIC 5.250% 05/01/13	2,000,000	2,220,260
Series 2008 34-D, Insured: AGO 5.000% 05/01/18	500,000	587,010
Series 2009 C, Insured: AGMC 5.000% 05/01/18	1,825,000	2,142,586
Series 2010 D, Insured: AGMC 5.000% 05/01/23	2,000,000	2,282,180
CA San Jose Airport
Series 2007, Insured: AMBAC 5.000% 03/01/22	1,000,000	1,067,760
Airports Total		13,224,976
Ports – 1.0%
CA Los Angeles Harbor Department
Series 2009 A, 5.250% 08/01/23	2,000,000	2,318,480
Ports Total		2,318,480
Transportation – 0.4%
CA Department of Transportation
Series 2004 A, Insured: FGIC 4.500% 02/01/13	1,000,000	1,081,960
Transportation Total		1,081,960
Transportation Total		16,625,416

	Par ($)	Value ($)
Utilities – 27.0%
Independent Power Producers – 1.4%
CA Sacramento Power Authority
Series 2005, Insured: AMBAC 5.250% 07/01/15	3,000,000	3,296,070
Independent Power Producers Total		3,296,070
Investor Owned – 0.7%
CA Statewide Communities Development Authority
Series 2010, 4.500% 09/01/29	1,575,000	1,584,986
Investor Owned Total		1,584,986
Joint Power Authority – 8.8%
CA Infrastructure & Economic Development Bank
California Independent System Operator Corp., Series 2009 A, 5.250% 02/01/22	1,900,000	2,021,980
CA M-S-R Public Power Agency
Series 2008 L, Insured: AGMC 5.000% 07/01/21	3,500,000	3,957,590
CA Northern California Power Agency
Series 2008 1C, Insured: AGO 5.000% 07/01/22	3,000,000	3,342,960
CA Northern California Transmission Agency
Series 2009 A, 5.000% 05/01/21	2,500,000	2,783,800
CA Southern California Public Power Authority
Series 1989, 6.750% 07/01/13	3,000,000	3,445,920
Series 2005 A, Insured: AGMC 5.000% 01/01/18	2,000,000	2,221,800
Series 2008 A, 5.000% 07/01/22	2,000,000	2,279,960
Series 2008 B, 6.000% 07/01/27	1,000,000	1,172,110
Joint Power Authority Total		21,226,120
Municipal Electric – 9.8%
CA Anaheim Public Financing Authority
Series 1999, Insured: AMBAC 5.000% 10/01/13	1,500,000	1,646,940
CA Department of Water Resources
Series 2002 A, 6.000% 05/01/13	2,375,000	2,595,091

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2002 G 11, 5.000% 05/01/18	2,000,000	2,366,420
CA Imperial Irrigation District
Series 2008, 5.250% 11/01/21	2,500,000	2,879,825
CA Los Angeles Department of Water & Power
Series 2007 A Sub-Series A-1, Insured: AMBAC 5.000% 07/01/19	1,000,000	1,143,720
Series 2009, 5.250% 07/01/23	2,000,000	2,383,080
CA Modesto Irrigation District
Series 2001 A, Insured: AGMC 5.250% 07/01/18	1,185,000	1,238,254
CA Riverside
Series 2008 D, Insured: AGMC 5.000% 10/01/23	1,000,000	1,107,810
CA Sacramento Municipal Utility District
Series 2006, Insured: NPFGC 5.000% 07/01/15	1,000,000	1,116,090
Series 2008 U, Insured: AGMC 5.000% 08/15/21	2,500,000	2,867,750
CA Tuolumne Wind Project Authority
Series 2009 A, 5.000% 01/01/22	1,000,000	1,102,890
CA Walnut Energy Center Authority
Series 2004 A, Insured: AMBAC 5.000% 01/01/16	2,055,000	2,281,769
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2010, 5.000% 07/01/17	1,000,000	1,123,990
Municipal Electric Total		23,853,629
Water & Sewer – 6.3%
CA Clovis Public Financing Authority
Series 2007, Insured: AMBAC 5.000% 08/01/21	1,000,000	1,087,600
CA Fresno
Series 2008 A, Insured: AGO 5.000% 09/01/23	1,000,000	1,122,560

	Par ($)	Value ($)
CA Kern County Water Agency Improvement District No. 004
Series 2008 A, Insured: AGO 5.000% 05/01/22	2,020,000	2,233,615
CA Los Angeles Waste Water System Authority
Series 2009 A, 5.750% 06/01/25	2,000,000	2,371,700
CA Sacramento County Sanitation District
Series 2006, Insured: FGIC 5.000% 12/01/17	1,000,000	1,165,960
CA Sacramento County Water Financing Authority
Series 2007 A, Insured: FGIC 5.000% 06/01/18	2,000,000	2,250,240
CA San Diego Public Facilities Financing Authority
Series 2009 B, 5.250% 05/15/25	1,500,000	1,719,150
Series 2010, 5.000% 08/01/24	2,000,000	2,300,200
CA San Francisco City & County Public Utilities Commission
Series 2003 A, Insured: NPFGC 5.000% 10/01/13	1,000,000	1,097,580
Water & Sewer Total		15,348,605
Utilities Total		65,309,410
Total Municipal Bonds (Cost of $214,953,270)		229,558,150
Municipal Preferred Stock – 0.7%
	Shares
Housing – 0.7%
Multi-Family – 0.7%
Munimae Tax-Exempt Bond Subsidiary LLC
Series 2004 A-2, 4.900% 06/30/49 (09/30/14) (a)(b)(f)	2,000,000	1,640,000
Multi-Family Total		1,640,000
Housing Total		1,640,000
Total Municipal Preferred Stock (Cost of $2,000,000)		1,640,000

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Investment Company – 4.3%
	Shares	Value ($)
BofA California Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (g)	10,539,909	10,539,909
Total Investment Company (cost of $10,539,909)		10,539,909
Total Investments – 99.7% (cost of $227,493,179) (h)		241,738,059
Other Assets & Liabilities, Net – 0.3%		686,462
Net Assets – 100.0%		242,424,521

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(e)  Zero coupon bond.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, this security, which is not illiquid, amounted to $1,640,000, which represents 0.7% of net assets.

(g)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA California Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	$8,127,933	$8,049,631	$11,430,000	$368	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(h)  Cost for federal income tax purposes is $227,493,179.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$229,558,150	$—	$229,558,150
Total Municipal Preferred Stock	—	1,640,000	—	1,640,000
Total Investment Company	10,539,909	—	—	10,539,909
Total Investments	$10,539,909	$231,198,150	$—	$241,738,059

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	39.2
Utilities	27.0
Health Care	7.9
Transportation	6.9
Education	6.4
Other	3.4
Industrials	1.9
Resource Recovery	1.6
Housing	1.1
95.4
Investment Company	4.3
Other Assets & Liabilities, Net	0.3
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

CMI	California Mortgage Insurance

FGIC	Financial Guaranty Insurance Co.

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds – 98.8%
	Par ($)	Value ($)
Education – 11.2%
Education – 11.2%
GA Athens Housing Authority
University of Georgia - East Campus Housing, Series 2010, 4.000% 12/01/16	2,575,000	2,891,210
GA Bleckley & Dodge County Development Authority
Middle Georgia College, Series 2008, 5.000% 07/01/21	1,260,000	1,360,636
GA Bulloch County Development Authority
Georgia Southern University Student Housing, Series 2008, Insured: AGO 5.250% 07/01/20	1,000,000	1,174,200
GA Cobb County Development Authority
Kennesaw State University Foundation, Series 2004, Insured: NPFGC 5.000% 07/15/19	1,870,000	2,076,710
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
GGC Foundation LLC, Series 2009, 5.500% 07/01/24	2,500,000	2,892,375
GA Private Colleges & Universities Authority
Spelman College, Series 2003, 5.250% 06/01/19	2,250,000	2,448,720
GA South Regional Joint Development Authority
Valdosta State University Auxiliary Services, Series 2008, Insured: AGO 5.000% 08/01/23	1,125,000	1,243,541
Education Total		14,087,392
Education Total		14,087,392
Health Care – 12.1%
Hospitals – 12.1%
GA Chatham County Hospital Authority
Memorial Health University Medical Center: Series 2001 A, 6.125% 01/01/24	2,500,000	2,531,925
Series 2004 A, 5.375% 01/01/26	1,000,000	988,140
GA Cobb County Kennestone Hospital Authority
Wellstar Health System, Series 2005 B, 4.000% 04/01/16	1,110,000	1,193,628

	Par ($)	Value ($)
GA DeKalb Private Hospital Authority
Children's Healthcare Atlanta, Inc., Series 2009, 5.000% 11/15/17	320,000	364,512
GA Fayette County Hospital Authority
Series 2009 A, 5.250% 06/15/23	2,000,000	2,199,180
GA Floyd County Hospital Authority
Floyd Healthcare Management, Series 2002, Insured: NPFGC: 5.500% 07/01/14	765,000	824,617
5.500% 07/01/18	1,290,000	1,361,853
GA Gwinnett County Hospital Authority
Gwinnett Hospital System, Series 2007 A, Insured: AGMC 5.000% 07/01/23	2,000,000	2,156,320
GA Macon-Bibb County Hospital Authority
Medical Center of Central Georgia, Series 2009, 5.000% 08/01/23	1,030,000	1,114,748
GA Savannah Hospital Authority
St. Joseph's Candler Health Systems, Series 1998 A, Insured: AGMC: 5.250% 07/01/11	1,225,000	1,234,665
5.250% 07/01/12	1,310,000	1,319,864
Hospitals Total		15,289,452
Health Care Total		15,289,452
Housing – 7.4%
Multi-Family – 7.4%
GA Clayton County Housing Authority
GCC Ventures LLC, Series 2001, LIQ FAC: FNMA 4.350% 12/01/31 (12/01/11) (a)(b)	3,430,000	3,517,122
GA Cobb County Development Authority
Kennesaw State University Foundation: Series 2004 A, Insured: NPFGC 5.250% 07/15/19	2,000,000	2,239,260
Series 2007 A, Insured: AMBAC 5.250% 07/15/27	3,000,000	3,033,900

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Lawrenceville Housing Authority
Knollwood Park LP, Series 1997, AMT, Guarantor: FNMA 6.250% 12/01/29 (06/01/15) (a)(b)	475,000	505,476
Multi-Family Total		9,295,758
Housing Total		9,295,758
Industrials – 1.1%
Forest Products & Paper – 0.8%
GA Richmond County Development Authority
International Paper Co., Series 2001 A, 5.150% 03/01/15	1,000,000	1,040,620
Forest Products & Paper Total		1,040,620
Oil & Gas – 0.3%
GA Main Street Natural Gas, Inc.
Series 2007 A, 5.250% 09/15/19	295,000	312,095
Oil & Gas Total		312,095
Industrials Total		1,352,715
Other – 5.1%
Refunded/Escrowed (c) – 5.1%
GA Athens Housing Authority
University of Georgia - East Campus Housing: Series 2002, Pre-refunded 12/01/2012, Insured: AMBAC 5.250% 12/01/19	1,150,000	1,259,986
Series 2010, Escrowed to Maturity, 4.000% 12/01/16	295,000	333,300
GA Gwinnett County School District
Series 2008: Escrowed to Maturity, 5.000% 02/01/17	1,000,000	1,199,870
Pre-refunded 02/01/2018, 5.000% 02/01/22	1,000,000	1,208,200
GA State
Series 2007 G, Pre-refunded 12/01/17, 5.000% 12/01/20	2,000,000	2,450,020
Refunded/Escrowed Total		6,451,376
Other Total		6,451,376

	Par ($)	Value ($)
Tax-Backed – 33.1%
Local Appropriated – 2.1%
GA Atlanta Public Safety & Judicial Facilities Authority
Series 2006, Insured: AGMC 5.000% 12/01/17	1,310,000	1,523,203
GA Fulton County Facilities Corp.
Series 2009, 5.000% 11/01/17	1,000,000	1,150,400
Local Appropriated Total		2,673,603
Local General Obligations – 20.0%
GA Atlanta Solid Waste Management Authority
Series 2008, Insured: AGMC 5.000% 12/01/17	795,000	943,784
GA Augusta Richmond County
Series 2009, 4.000% 10/01/15	2,310,000	2,589,695
GA Barrow County School District
Series 2006, 5.000% 02/01/14	1,000,000	1,137,310
GA Chatham County School District
Series 2002, Insured: AGMC 5.250% 08/01/14	1,000,000	1,163,030
Series 2004, Insured: AGMC 5.250% 08/01/19	2,000,000	2,479,740
GA College Park Business & Industrial Development Authority
Series 2005, Insured: AMBAC 5.250% 09/01/19	3,230,000	3,622,703
GA County of Cherokee
Series 2009, 5.000% 08/01/22	2,000,000	2,352,680
GA Douglas County School District
Series 2007, Insured: AGMC: 5.000% 04/01/21	2,000,000	2,287,400
5.000% 04/01/23	1,500,000	1,694,940
GA Fulton County School District
Series 1998, 5.375% 01/01/17	1,390,000	1,681,664
GA Gwinnett County School District
Series 2010: 4.000% 02/01/18	2,000,000	2,280,120
5.000% 02/01/24	1,500,000	1,859,235

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Lowndes County
Series 2008, Insured: AGMC 5.000% 04/01/14	1,000,000	1,141,620
Local General Obligations Total		25,233,921
Special Non-Property Tax – 4.2%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
Series 2005, Insured: NPFGC 5.250% 10/01/19	2,430,000	2,885,333
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 N, Insured: NPFGC 6.250% 07/01/18	2,000,000	2,356,900
Special Non-Property Tax Total		5,242,233
Special Property Tax – 1.3%
GA Atlanta Tax Allocation
Atlantic Station Project, Series 2007, Insured: AGO 5.250% 12/01/20	1,545,000	1,656,997
Special Property Tax Total		1,656,997
State General Obligations – 5.5%
GA Georgia State
Series 2009 G, 5.000% 11/01/16	1,000,000	1,200,840
Series 2009, 5.000% 05/01/23	3,000,000	3,534,870
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007, 6.250% 07/01/23	1,825,000	2,120,614
State General Obligations Total		6,856,324
Tax-Backed Total		41,663,078
Transportation – 4.1%
Toll Facilities – 4.1%
GA State Road & Tollway Authority
Series 2006, Insured: NPFGC 5.000% 06/01/16	3,405,000	4,029,000
Series 2009 A, 5.000% 06/01/21	1,000,000	1,174,570
Toll Facilities Total		5,203,570
Transportation Total		5,203,570

	Par ($)	Value ($)
Utilities – 24.7%
Investor Owned – 0.8%
GA Appling County Development Authority
Georgia Power Co., Series 2006, Insured: AMBAC 4.400% 07/01/16	1,000,000	1,026,490
Investor Owned Total		1,026,490
Joint Power Authority – 5.8%
GA Monroe County Development Authority
Oglethorpe Power Corp., Series 1992, 6.800% 01/01/12	1,000,000	1,060,570
GA Municipal Electric Authority
Power Revenue Bonds, Series 1992 B, Insured: NPFGC 6.375% 01/01/16	2,000,000	2,291,420
Series 1998 A, Insured: NPFGC 5.250% 01/01/13	1,000,000	1,091,840
Series 2008 A, 5.250% 01/01/21	1,395,000	1,635,219
Series 2008 D, 6.000% 01/01/23	1,000,000	1,169,140
Joint Power Authority Total		7,248,189
Municipal Electric – 1.8%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 JJ, Insured: SYNC 5.375% 07/01/16	1,405,000	1,608,781
PR Electric Power Authority
Series 2007 TT, 5.000% 07/01/20	655,000	709,909
Municipal Electric Total		2,318,690
Water & Sewer – 16.3%
GA Atlanta Water & Wastewater
Series 2009 B, Insured: AGMC 5.000% 11/01/17	2,000,000	2,277,260
GA Augusta Water & Sewer
Series 2007, Insured: AGMC: 5.000% 10/01/21	1,000,000	1,145,530
5.000% 10/01/22	2,000,000	2,273,020
GA Dekalb County Water & Sewer
Series 2006 B, 5.250% 10/01/21	2,000,000	2,491,740

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Gainesville Water & Sewer
Series 2006, Insured: AGMC 5.000% 11/15/16	1,000,000	1,157,620
GA Griffin Combined Public Utility Improvement
Series 2002, Insured: AMBAC 5.125% 01/01/19	2,585,000	2,812,041
GA Gwinnett County Water & Sewerage Authority
Series 2009 A, 4.000% 08/01/17	2,000,000	2,287,740
GA Jackson County Water & Sewer
Series 2006 A, Insured: SYNC 5.000% 09/01/16	1,030,000	1,116,324
GA Upper Oconee Basin Water Authority
Series 2005, Insured: NPFGC: 5.000% 07/01/17	1,140,000	1,326,812
5.000% 07/01/22	1,855,000	2,058,735
GA Walton County Water & Sewer Authority
Walton Hard Labor Creek Reservoir Project, Series 2008, Insured: AGMC 5.000% 02/01/25	1,495,000	1,650,106
Water & Sewer Total		20,596,928
Utilities Total		31,190,297
Total Municipal Bonds (cost of $116,500,167)		124,533,638
Investment Companies – 1.2%
	Shares
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (d)	723,196	723,196
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.110%)	810,917	810,917
Total Investment Companies (cost of $1,534,113)		1,534,113
Total Investments – 100.0% (cost of $118,034,280) (e)		126,067,751
Other Assets & Liabilities, Net – 0.0%		42,495
Net Assets – 100.0%		126,110,246

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	$631,338	$2,237,118	$2,018,456	$111	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)  Cost for federal income tax purposes is $118,034,280.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$124,533,638	$—	$124,533,638
Total Investment Companies	1,534,113	—	—	1,534,113
Total Investments	$1,534,113	$124,533,638	$—	$126,067,751

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax Backed	33.1
Utilities	24.7
Health Care	12.1
Education	11.2
Housing	7.4
Other	5.1
Transportation	4.1
Industrials	1.1
	98.8
Investment Companies	1.2
Other Assets & Liabilities, Net	0.0	*
	100.0

*  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds – 98.4%
	Par ($)	Value ($)
Education – 10.1%
Education – 10.1%
MD Health & Higher Educational Facilities Authority
College of Notre Dame, Series 1998, Insured: NPFGC 4.600% 10/01/14	510,000	573,250
Johns Hopkins University, Series 2008, 5.000% 07/01/18	1,750,000	2,112,688
MD Industrial Development Financing Authority
American Center for Physics, Series 2001, GTY AGMT: American Institute of Physics 5.250% 12/15/15	1,000,000	1,053,890
MD University System of Maryland
Series 2006, 5.000% 10/01/15	3,545,000	4,178,314
Series 2009 D: 4.000% 04/01/21	1,980,000	2,191,048
4.000% 04/01/22	2,060,000	2,253,723
Series 2009, 4.000% 10/01/18	3,000,000	3,407,220
MD Westminster Educational Facilities
McDaniel College, Inc., Series 2006, 5.000% 11/01/17	500,000	551,435
Education Total		16,321,568
Education Total		16,321,568
Health Care – 11.3%
Continuing Care Retirement – 3.8%
MD Baltimore County
Oak Crest Village, Inc., Series 2007 A: 5.000% 01/01/22	1,045,000	1,080,614
5.000% 01/01/27	2,000,000	2,008,380
MD Gaithersburg
Series 2009, 6.000% 01/01/23	1,250,000	1,348,300
MD Health & Higher Educational Facilities Authority
King Farm Presbyterian Community, Series 2007 A, 5.250% 01/01/27	2,000,000	1,675,300
Continuing Care Retirement Total		6,112,594

	Par ($)	Value ($)
Hospitals – 7.5%
MD Baltimore County
Catholic Health Initiatives, Series 2006 A: 5.000% 09/01/16	1,000,000	1,158,990
5.000% 09/01/26	1,500,000	1,623,480
MD Health & Higher Educational Facilities Authority
Carroll Hospital Center, Inc., Series 2006, 4.500% 07/01/26	1,000,000	1,005,230
Johns Hopkins Hospital, Series 2008, 5.000% 05/15/48 (05/15/15) (a)(b)	2,000,000	2,252,060
Peninsula Regional Medical Center, Series 2006, 5.000% 07/01/26	2,000,000	2,077,780
University of Maryland Medical System, Series 2010, 5.000% 07/01/20	1,000,000	1,097,960
Western Maryland Health System, Series 2006 A, Insured: NPFGC: 5.000% 07/01/13	1,280,000	1,390,387
5.000% 01/01/20	1,450,000	1,558,460
Hospitals Total		12,164,347
Health Care Total		18,276,941
Housing – 7.9%
Multi-Family – 5.5%
MD Economic Development Corp.
Collegiate Housing Foundation, Series 1999 A: 5.700% 06/01/12	685,000	693,145
6.000% 06/01/19	815,000	830,852
6.000% 06/01/30	1,850,000	1,885,057
Towson University Project, Series 2007 A, 5.250% 07/01/24	1,185,000	1,203,059
University of Maryland - Baltimore Project, Series 2006, Insured: SYNC 5.000% 07/01/20	600,000	595,848
University of Maryland - College Park Project, Series 2006, Insured: CIFG: 5.000% 06/01/17	1,000,000	1,068,000
5.000% 06/01/19	1,000,000	1,049,710

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MD Montgomery County Housing Opportunities Commission
Series 2000 A, 6.100% 07/01/30	1,500,000	1,501,830
Multi-Family Total		8,827,501
Single-Family – 2.4%
MD Community Development Administration Department of Housing & Community Development
Series 1999 D, AMT, 5.375% 09/01/24	2,410,000	2,419,881
Series 2003, Insured: AGMC 4.400% 07/01/21	1,500,000	1,538,235
Single-Family Total		3,958,116
Housing Total		12,785,617
Other – 6.5%
Other – 3.4%
MD County of Montgomery
Series 2009 A, 5.000% 04/01/22	2,055,000	2,379,484
MD Transportation Authority
Baltimore/Washington International Airport Parking Project, Series 2002 A, Insured: AMBAC 4.500% 03/01/15	3,000,000	3,147,180
Other Total		5,526,664
Pool/Bond Bank – 0.7%
MD Water Quality Financing Administration Revolving Loan Fund
Series 2008 A, 5.000% 03/01/23	1,000,000	1,156,160
Pool/Bond Bank Total		1,156,160
Refunded/Escrowed (c) – 2.4%
MD Baltimore
Series 1994 A, Escrowed to Maturity, 5.000% 07/01/24	1,400,000	1,736,812
MD Transportation Authority
Series 1978, Escrowed to Maturity, 6.800% 07/01/16	430,000	504,816

	Par ($)	Value ($)
MS Hospital Facilities & Equipment Authority
Forrest County General Hospital, Series 2000, Pre-refunded 01/01/11, Insured: AGMC 5.500% 01/01/24	1,500,000	1,534,245
Refunded/Escrowed Total		3,775,873
Other Total		10,458,697
Other Revenue – 1.8%
Hotels – 1.2%
MD Baltimore
Baltimore Hotel Corp., Series 2006 A, Insured: SYNC 5.250% 09/01/17	1,835,000	1,911,391
Hotels Total		1,911,391
Other Industrial Development Bonds – 0.6%
MD Economic Development Corp.
CNX Marine Terminals, Inc, Series 2010, 5.750% 09/01/25	1,000,000	1,027,950
Other Industrial Development Bonds Total		1,027,950
Other Revenue Total		2,939,341
Tax-Backed – 46.2%
Local Appropriated – 1.5%
MD Baltimore
Series 2010, 5.000% 10/01/17	2,100,000	2,458,134
Local Appropriated Total		2,458,134
Local General Obligations – 23.0%
MD Anne Arundel County
Series 2006: 5.000% 03/01/15	2,000,000	2,335,640
5.000% 03/01/18	3,300,000	3,833,082
MD Baltimore County
Series 2006, 5.000% 09/01/15	1,120,000	1,323,235
Series 2008, 5.000% 02/01/18	1,000,000	1,210,410
MD Baltimore
Series 2008 A, Insured: AGMC 5.000% 10/15/22	2,000,000	2,318,120
MD Frederick County
Series 2005, 5.000% 08/01/14	3,000,000	3,460,890

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006: 5.250% 11/01/18	2,005,000	2,474,591
5.250% 11/01/21	2,500,000	3,145,450
MD Howard County
Series 2002 A, 5.250% 08/15/15	795,000	843,400
MD Laurel
Series 1996 A, Insured: FGIC 5.000% 10/01/11	1,530,000	1,535,539
MD Montgomery County
Series 2001, 5.250% 10/01/14	1,000,000	1,056,900
Series 2005 A, 5.000% 07/01/16	1,500,000	1,793,775
Series 2007 A, 5.000% 05/01/24	3,000,000	3,465,570
MD Prince Georges County
Series 1999, Insured: AGMC 5.000% 10/01/12	65,000	65,567
Series 2000, 5.125% 10/01/10	1,000,000	1,000,140
Series 2001, Insured: FGIC: 5.250% 12/01/11	4,825,000	5,107,262
5.250% 12/01/12	2,000,000	2,130,520
Local General Obligations Total		37,100,091
Special Non-Property Tax – 7.5%
MD Department of Transportation
Series 2002, 5.500% 02/01/14	5,000,000	5,768,650
Series 2008, 5.000% 02/15/22	3,125,000	3,605,781
Series 2009, 4.000% 06/15/21	1,495,000	1,656,266
VI Public Finance Authority
Series 2010 A, 5.000% 10/01/17	1,000,000	1,102,230
Special Non-Property Tax Total		12,132,927
Special Property Tax – 1.7%
MD Frederick County
Series 2010 A, 5.000% 07/01/25	2,500,000	2,712,725
Special Property Tax Total		2,712,725
State Appropriated – 2.6%
MD Economic Development Corp.
Series 2010, 4.500% 06/01/22	2,675,000	3,118,836

	Par ($)	Value ($)
MD Stadium Authority
Series 1995, 5.375% 12/15/13	500,000	501,920
NJ Transportation Trust Fund Authority
Series 2006 A, Insured: NPFGC 5.250% 12/15/19	500,000	586,175
State Appropriated Total		4,206,931
State General Obligations – 9.9%
MD State
Series 2002 A, 5.500% 03/01/13	2,245,000	2,511,369
Series 2003, 5.250% 03/01/17	4,000,000	4,864,400
Series 2009, 5.000% 03/01/21	2,000,000	2,384,160
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2003 H, Insured: AMBAC 5.500% 07/01/18	3,000,000	3,295,140
PR Commonwealth of Puerto Rico
Series 2002 A, Insured: FGIC 5.500% 07/01/17	2,520,000	2,803,802
State General Obligations Total		15,858,871
Tax-Backed Total		74,469,679
Transportation – 4.4%
Toll Facilities – 2.2%
MD State Transportation Authority
Series 2009, 5.000% 07/01/22	3,000,000	3,533,280
Toll Facilities Total		3,533,280
Transportation – 2.2%
DC Washington Metropolitan Area Transit Authority
Series 2009 A, 5.250% 07/01/23	3,000,000	3,478,530
Transportation Total		3,478,530
Transportation Total		7,011,810
Utilities – 10.2%
Investor Owned – 1.8%
MD Economic Development Corp.
Potomac Electric Power Co., Series 2009, 6.200% 09/01/22	2,500,000	2,952,475
Investor Owned Total		2,952,475

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Municipal Electric – 1.4%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2010, 5.250% 07/01/25	1,985,000	2,176,890
Municipal Electric Total		2,176,890
Water & Sewer – 7.0%
MD Baltimore
Series 2006 C, Insured: AMBAC 5.000% 07/01/18	1,125,000	1,283,850
Series 2007 DC, Insured: AMBAC 5.000% 07/01/19	1,250,000	1,461,975
Series 2008 A, 5.000% 07/01/21	1,250,000	1,452,700
MD Washington Suburban Sanitation District
Series 2009 A, 4.000% 06/01/18	1,750,000	2,000,618
Series 2009, 4.000% 06/01/21	2,000,000	2,230,000
MD Water Quality Financing Administration
Bay Restoration Fund, Series 2008, 5.000% 03/01/21	2,500,000	2,876,950
Water & Sewer Total		11,306,093
Utilities Total		16,435,458
Total Municipal Bonds (cost of $148,217,259)		158,699,111
Investment Companies – 1.2%
	Shares
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (d)	789,210	789,210
Dreyfus Tax Exempt Cash Management Fund (7 day yield of 0.110%)	1,216,040	1,216,040
Total Investment Companies (cost of $2,005,250)		2,005,250
Total Investments – 99.6% (cost of $150,222,509) (e)		160,704,361
Other Assets & Liabilities, Net – 0.4%		639,541
Net Assets – 100.0%		161,343,902

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	$2,037,000	$4,021,188	$4,886,000	$114	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)  Cost for federal income tax purposes is $150,222,509.

The following table summarizes the inputs used, as of September 30, 2010 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$158,699,111	$—	$158,699,111
Total Investment Companies	2,005,250	—	—	2,005,250
Total Investments	$2,005,250	$158,699,111	$—	$160,704,361

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax Backed	46.2
Health Care	11.3
Utilities	10.2
Education	10.1
Housing	7.9
Other	6.5
Transportation	4.4
Other Revenue	1.8
98.4
Investment Companies	1.2
Other Assets & Liabilities, Net	0.4
100.0

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

GTY AGMT	Guaranty Agreement

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds – 95.5%
	Par ($)	Value ($)
Education – 7.0%
Education – 7.0%
NC Appalachian State University
Series 1998, Insured: NPFGC 5.000% 05/15/12	1,000,000	1,069,270
Series 2005, Insured: NPFGC 5.000% 07/15/21	1,485,000	1,605,404
NC Board of Governors of the University of North Carolina
Series 2008 A, Insured: AGO 5.000% 10/01/22	2,000,000	2,269,760
Series 2009 B, 4.250% 10/01/17	1,000,000	1,127,180
Series 2009 C, 4.500% 10/01/17	1,525,000	1,704,752
Series 2010 B2, 5.000% 04/01/15	1,000,000	1,144,150
Series 2010 C, Insured: AGO 5.000% 10/01/16	3,000,000	3,537,360
NC Capital Facilities Finance Agency
Johnson & Wales University, Series 2003 A, Insured: SYNC 5.250% 04/01/21	1,000,000	1,032,440
Meredith College, Series 2008, 6.000% 06/01/31	1,000,000	1,042,280
Wake Forest University, Series 2009, 5.000% 01/01/26	1,000,000	1,125,740
Education Total		15,658,336
Education Total		15,658,336
Health Care – 10.6%
Continuing Care Retirement – 0.5%
NC Medical Care Commission
Givens Estate, Inc., Series 2007, 5.000% 07/01/16	1,000,000	1,065,150
Continuing Care Retirement Total		1,065,150
Hospitals – 10.1%
AZ University Medical Center Corp.
Series 2004, 5.250% 07/01/13	750,000	802,643

	Par ($)	Value ($)
NC Albemarle Hospital Authority
Series 2007: 5.250% 10/01/21	2,000,000	1,917,780
5.250% 10/01/27	1,000,000	886,660
NC Charlotte Mecklenburg Hospital Authority
Carolinas Healthcare Foundation: Series 2007 A, Insured: AGMC 5.000% 01/15/20	1,550,000	1,722,530
Series 2008, 5.250% 01/15/24	2,000,000	2,185,720
Series 2009, 5.000% 01/15/21	1,000,000	1,117,780
NC Medical Care Commission
Duke University Health System, Series 2006 B, 0.570% 06/01/39 (10/07/10) (a)(b)	2,000,000	2,000,000
North Carolina Baptist Hospitals, Series 2010, 5.000% 06/01/17	1,500,000	1,734,990
Novant Health, Inc., Series 2003 A: 5.000% 11/01/13	3,000,000	3,323,430
5.000% 11/01/17	2,000,000	2,134,060
Wilson Medical Center, Series 2007, 5.000% 11/01/19	3,385,000	3,584,038
NC Northern Hospital District of Surry County
Series 2008, 5.750% 10/01/24	1,000,000	1,040,100
Hospitals Total		22,449,731
Health Care Total		23,514,881
Housing – 1.8%
Single-Family – 1.8%
NC Housing Finance Agency
Series 1998 A-2, AMT, 5.200% 01/01/20	530,000	530,456
Series 1999 A-3, AMT, 5.150% 01/01/19	760,000	760,669
Series 1999 A-5, AMT, 5.550% 01/01/19	1,220,000	1,268,263
Series 1999 A-6, AMT, 6.000% 01/01/16	305,000	305,552

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2000 A-8, AMT, 6.050% 07/01/12	150,000	150,430
Series 2007 A-30, AMT, 5.000% 07/01/23	1,000,000	1,036,570
Single-Family Total		4,051,940
Housing Total		4,051,940
Other – 12.3%
Other – 1.3%
NC Durham County Industrial Facilities & Pollution Control Financing Authority
Research Triangle Institution, Series 2010: 4.000% 02/01/17	1,440,000	1,622,073
4.000% 02/01/18	1,000,000	1,129,110
Other Total		2,751,183
Refunded/Escrowed (c) – 10.1%
NC Cabarrus County
Certificates of Participation, Series 2001, Pre-refunded 04/01/11, 5.500% 04/01/13	2,000,000	2,086,440
NC Craven County
Series 2002, Pre-refunded 05/01/12, Insured: AMBAC 5.000% 05/01/19	1,000,000	1,082,590
NC Durham
Series 2001, Pre-refunded 06/01/11, 5.250% 06/01/16	1,000,000	1,043,400
NC Eastern Municipal Power Agency
Series 1986 A, Escrowed to Maturity, 5.000% 01/01/17	2,165,000	2,536,579
Series 1988 A, Pre-refunded 01/01/22, 6.000% 01/01/26	1,000,000	1,325,220
NC Gaston County
Series 2002, Pre-refunded 06/01/12, Insured: AMBAC 5.250% 06/01/20	1,500,000	1,635,285
NC High Point
Series 2002, Pre-refunded 06/01/12, Insured: NPFGC 4.500% 06/01/14	1,275,000	1,374,106

	Par ($)	Value ($)
NC New Hanover County
Series 2001, Pre-refunded 06/01/11, 4.600% 06/01/14	1,750,000	1,826,230
NC State
Series 2001 A, Pre-refunded 03/01/11, 4.750% 03/01/14	4,605,000	4,759,406
NC Wake County
Series 2009, Pre-refunded 03/01/19, 5.000% 03/01/20	935,000	1,144,206
Wake Medical, Series 1993, Escrowed to Maturity, Insured: NPFGC 5.125% 10/01/26	3,065,000	3,617,834
Refunded/Escrowed Total		22,431,296
Tobacco – 0.9%
NJ Tobacco Settlement Financing Corp.
Series 2007 1A, 4.250% 06/01/12	2,000,000	2,041,300
Tobacco Total		2,041,300
Other Total		27,223,779
Tax-Backed – 36.2%
Local Appropriated – 18.0%
NC Burke County
Series 2006 B, Insured: AMBAC 5.000% 04/01/18	1,425,000	1,570,478
NC Cabarrus County
Series 2007, Insured: AMBAC 5.000% 02/01/13	400,000	439,400
Series 2008, 5.000% 06/01/22	1,545,000	1,753,992
NC Chapel Hill
Series 2005, 5.250% 06/01/21	1,360,000	1,502,025
NC Charlotte
Series 2003 A, 5.500% 08/01/16	2,550,000	2,852,252
NC Chatham County
Series 2006, Insured: AMBAC 5.000% 06/01/20	1,065,000	1,164,034

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Concord
Series 2001 A, Insured: NPFGC 5.000% 06/01/17	1,490,000	1,551,463
NC Craven County
Series 2007, Insured: NPFGC: 5.000% 06/01/18	2,825,000	3,230,161
5.000% 06/01/19	1,825,000	2,063,382
NC Cumberland County
Series 2009 B1, 5.000% 12/01/21	2,775,000	3,239,923
NC Dare County
Series 2005, Insured: NPFGC 5.000% 06/01/20	3,005,000	3,238,699
NC Durham
Series 2010, 5.000% 10/01/12	2,500,000	2,712,125
NC Gaston County
Series 2005, Insured: NPFGC 5.000% 12/01/15	1,350,000	1,552,797
NC Greenville
Series 2004, Insured: AMBAC 5.250% 06/01/22	2,180,000	2,353,005
NC Harnett County
Series 2009, Insured: AGO 5.000% 06/01/22	1,880,000	2,137,240
NC Henderson County
Series 2006 A, Insured: AMBAC 5.000% 06/01/16	1,060,000	1,196,782
NC Mecklenburg County
Series 2009 A, 5.000% 02/01/23	1,000,000	1,141,510
NC New Hanover County
Series 2005, Insured: AMBAC 5.000% 09/01/18	1,755,000	2,063,880
NC Randolph County
Series 2004, Insured: AGMC 5.000% 06/01/14	1,640,000	1,843,836
NC Sampson County
Series 2006, Insured: AGMC 5.000% 06/01/16	1,000,000	1,169,660

	Par ($)	Value ($)
NC Wilmington
Series 2006 A, 5.000% 06/01/17	1,005,000	1,163,710
Local Appropriated Total		39,940,354
Local General Obligations – 12.2%
NC Cabarrus County
Series 2006: 5.000% 03/01/15	1,000,000	1,165,470
5.000% 03/01/16	1,000,000	1,184,370
NC Charlotte
Series 2002 C: 5.000% 07/01/20	1,570,000	1,667,497
5.000% 07/01/22	1,265,000	1,335,182
NC Forsyth County
Series 2009, 4.000% 03/01/17	1,510,000	1,721,929
NC Iredell County
Series 2006, 5.000% 02/01/19	2,420,000	2,752,532
NC Mecklenburg County
Series 1993, 6.000% 04/01/11	1,000,000	1,028,560
Series 2009 A, 5.000% 08/01/19	1,000,000	1,226,230
NC New Hanover County
Series 2009, 5.000% 12/01/17	1,170,000	1,417,408
NC Orange County
Series 2005 A, 5.000% 04/01/22	2,000,000	2,244,560
NC Stanly County
Series 2010: 4.000% 02/01/17	1,220,000	1,368,059
4.000% 02/01/18	1,500,000	1,686,075
NC Wake County
Series 2009: 4.000% 02/01/18	2,000,000	2,281,600
5.000% 03/01/20	4,065,000	4,895,520
NC Wilmington
Series 1997 A, Insured: NPFGC 5.000% 04/01/11	460,000	463,965
NC Winston-Salem
Series 2010, 4.000% 06/01/18	585,000	655,066
Local General Obligations Total		27,094,023

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Special Non-Property Tax – 3.7%
NC Charlotte
Storm Water Fee, Series 2006, 5.000% 06/01/17	1,120,000	1,313,502
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA, Insured: NPFGC 5.500% 07/01/18	3,500,000	3,921,050
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: FGIC 5.500% 07/01/20	1,200,000	1,341,012
VI Virgin Islands Public Finance Authority
Series 2010 A, 5.000% 10/01/20	1,560,000	1,707,358
Special Non-Property Tax Total		8,282,922
State Appropriated – 1.3%
NC Infrastructure Finance Corp.
Capital Improvement, Series 2007 A, Insured: AGMC 5.000% 05/01/24	2,570,000	2,873,414
State Appropriated Total		2,873,414
State General Obligations – 1.0%
NC State
Series 2001 A, 4.750% 03/01/14	395,000	407,442
PR Commonwealth of Puerto Rico
Series 2001 A, Insured: NPFGC 5.500% 07/01/14	1,725,000	1,903,089
State General Obligations Total		2,310,531
Tax-Backed Total		80,501,244
Transportation – 2.5%
Airports – 1.5%
NC Raleigh Durham Airport Authority
Series 2010 A, 5.000% 05/01/23	3,000,000	3,417,960
Airports Total		3,417,960

	Par ($)	Value ($)
Ports – 1.0%
NC Ports Authority
Series 2010 B, 5.000% 02/01/25	2,000,000	2,103,460
Ports Total		2,103,460
Transportation Total		5,521,420
Utilities – 25.1%
Joint Power Authority – 6.7%
NC Eastern Municipal Power Agency
Series 1993 B, Insured: NPFGC 6.000% 01/01/22	3,000,000	3,683,040
Series 1993 B, Insured: AGO 6.000% 01/01/22	1,000,000	1,218,310
Series 2005, Insured: AMBAC 5.250% 01/01/20	2,000,000	2,253,340
Series 2008 A, Insured: AGO 5.250% 01/01/19	1,500,000	1,717,395
NC Municipal Power Agency No. 1
Series 2008 A: 5.250% 01/01/17	1,185,000	1,380,715
5.250% 01/01/20	2,000,000	2,298,280
Series 2010 B, 5.000% 01/01/21	2,000,000	2,275,940
Joint Power Authority Total		14,827,020
Municipal Electric – 1.9%
NC Greenville Utilities Commission
Series 2008 A, Insured: AGMC 5.000% 11/01/18	1,040,000	1,232,025
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 TT, 5.000% 07/01/22	1,000,000	1,067,450
Series 2007 VV, Insured: NPFGC 5.250% 07/01/25	1,690,000	1,919,536
Municipal Electric Total		4,219,011
Water & Sewer – 16.5%
NC Brunswick County
Enterprise Systems, Series 2008 A, Insured: AGMC: 5.000% 04/01/20	1,915,000	2,210,925
5.000% 04/01/22	1,390,000	1,578,331

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Cape Fear Public Utility Authority
Series 2008, 5.000% 08/01/20	1,000,000	1,166,960
NC Charlotte
Water and Sewer Systems: Series 2002 A, 5.500% 07/01/14	1,250,000	1,461,700
Series 2008, 5.000% 07/01/23	3,000,000	3,470,550
Series 2009 B, 5.000% 07/01/25	3,835,000	4,496,921
Series 2009, 4.000% 07/01/19	1,000,000	1,138,300
NC Concord
Series 2009, 5.000% 12/01/19	1,500,000	1,774,365
NC Gastonia
Combined Utility System, Series 2009, Insured: AGO 4.000% 05/01/17	1,205,000	1,348,034
NC Greensboro
Enterprise Systems, Series 2006: 5.250% 06/01/17	2,000,000	2,428,120
5.250% 06/01/22	1,200,000	1,498,908
Series 2006, 5.250% 06/01/23	2,000,000	2,523,920
NC High Point
Combined Enterprise System, Series 2008, Insured: AGMC: 5.000% 11/01/24	1,000,000	1,129,990
5.000% 11/01/25	1,000,000	1,125,050
NC Raleigh
Combined Enterprise System, Series 2006 A, 5.000% 03/01/16	1,500,000	1,776,555
Series 2010, 5.000% 03/01/17	2,500,000	2,985,575
NC Winston Salem
Water and Sewer System: Series 2007 A, 5.000% 06/01/19	3,000,000	3,508,590
Series 2009, 5.000% 06/01/23	1,000,000	1,167,680
Water & Sewer Total		36,790,474
Utilities Total		55,836,505
Total Municipal Bonds (cost of $199,073,489)		212,308,105

Investment Companies – 3.6%
	Shares	Value ($)
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (d)	3,577,671	3,577,671
Dreyfus Tax Exempt Cash Management Fund (7 day yield of 0.110%)	4,320,498	4,320,498
Total Investment Companies (cost of $7,898,169)		7,898,169
Total Investments – 99.1% (cost of $206,971,658) (e)		220,206,274
Other Assets & Liabilities, Net – 0.9%		2,002,442
Net Assets – 100.0%		222,208,716

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	$551,000	$4,567,298	$1,995,000	$617	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)  Cost for federal income tax purposes is $206,971,658.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$212,308,105	$—	$212,308,105
Total Investment Companies	7,898,169	—	—	7,898,169
Total Investments	$7,898,169	$212,308,105	$—	$220,206,274

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

At September 30, 2010, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	36.2
Utilities	25.1
Other	12.3
Health Care	10.6
Education	7.0
Transportation	2.5
Housing	1.8
95.5
Investment Companies	3.6
Other Assets & Liabilities, Net	0.9
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds – 97.1%
	Par ($)	Value ($)
Education – 4.0%
Education – 2.8%
SC Florence Darlington Commission for Technical Education
Series 2005 A, Insured: NPFGC: 5.000% 03/01/18	1,725,000	1,912,801
5.000% 03/01/20	1,905,000	2,103,577
SC University of South Carolina
Series 2008 A, Insured: AGMC 5.000% 06/01/21	1,060,000	1,218,724
Education Total		5,235,102
Student Loan – 1.2%
SC Education Assistance Authority
Series 2009 I, 5.000% 10/01/24	2,000,000	2,106,640
Student Loan Total		2,106,640
Education Total		7,341,742
Health Care – 20.3%
Continuing Care Retirement – 2.6%
SC Jobs-Economic Development Authority
Episcopal Church Home, Series 2007: 5.000% 04/01/15	525,000	559,120
5.000% 04/01/16	600,000	633,924
Lutheran Homes of South Carolina, Inc., Series 2007: 5.000% 05/01/16	1,245,000	1,219,502
5.375% 05/01/21	1,650,000	1,554,036
Wesley Commons, Series 2006, 5.125% 10/01/26	1,000,000	854,760
Continuing Care Retirement Total		4,821,342
Hospitals – 17.7%
SC Charleston County
Care Alliance Health Services, Series 1999 A, Insured: AGMC: 5.000% 08/15/12	1,000,000	1,007,610
5.125% 08/15/15	6,370,000	7,196,189
SC Greenville Hospital System Board
GHS Partners in Health, Series 2008 A, GTY AGMT: Endowment Fund Greenville 5.250% 05/01/21	2,750,000	3,046,862

	Par ($)	Value ($)
SC Horry County
Conway Hospital, Series 1998, Insured: AMBAC 4.875% 07/01/11	1,200,000	1,202,316
SC Jobs-Economic Development Authority
Anmed Health, Series 2010, 5.000% 02/01/17	1,000,000	1,111,540
Bon Secours Health System, Inc., Series 2002 B, 5.500% 11/15/23	2,235,000	2,287,835
Georgetown Memorial Hospital, Series 2001, Insured: RAD 5.250% 02/01/21	1,250,000	1,253,863
Kershaw County Medical Center, Series 2008, 5.500% 09/15/25	1,925,000	1,969,237
Palmetto Health Alliance, Series 2005 A, Insured: AGMC 5.250% 08/01/21	4,000,000	4,438,760
SC Lexington County Health Services District
Lexington Medical Center: Series 1997, Insured: AGMC 5.125% 11/01/21	3,000,000	3,004,140
Series 2007: 5.000% 11/01/17	2,230,000	2,484,131
5.000% 11/01/18	1,000,000	1,101,960
SC Spartanburg County Health Services District
Series 2008 A, Insured: AGO: 5.000% 04/15/18	1,000,000	1,126,100
5.000% 04/15/19	1,225,000	1,365,532
Hospitals Total		32,596,075
Health Care Total		37,417,417
Housing – 0.6%
Single-Family – 0.6%
SC Housing Finance & Development Authority
Series 2010, 5.000% 01/01/28	1,000,000	1,094,470
Single-Family Total		1,094,470
Housing Total		1,094,470

See Accompanying Notes to Financial Statements.

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Industrials – 1.4%
Forest Products & Paper – 1.4%
SC Georgetown County
International Paper Co.: Series 1999 A, 5.125% 02/01/12	2,000,000	2,090,600
Series 1997 A, AMT, 5.700% 10/01/21	500,000	500,170
Forest Products & Paper Total		2,590,770
Industrials Total		2,590,770
Other – 6.4%
Refunded/Escrowed (a) – 6.4%
SC Jobs-Economic Development Authority
Palmetto Health Alliance, Series 2000 A, Pre-refunded 12/15/10, 7.125% 12/15/15	3,500,000	3,615,255
SC Lexington County Health Services District
Lexington Medical Center, Series 2003, Pre-refunded 11/01/13, 5.500% 11/01/23	2,000,000	2,294,100
SC Lexington Water & Sewer Authority
Series 1997, Pre-refunded 10/01/14, Insured: RAD 5.450% 04/01/19	2,000,000	2,255,960
SC Tobacco Settlement Revenue Management Authority
Series 2001 B, Pre-refunded 05/15/11, 6.375% 05/15/28	3,500,000	3,659,495
Refunded/Escrowed Total		11,824,810
Other Total		11,824,810
Resource Recovery – 0.9%
Disposal – 0.9%
SC Three Rivers Solid Waste Authority
Series 2007: (b) 10/01/24	1,835,000	889,975
(b) 10/01/25	1,835,000	833,861
Disposal Total		1,723,836
Resource Recovery Total		1,723,836

	Par ($)	Value ($)
Tax-Backed – 32.3%
Local Appropriated – 18.3%
SC Berkeley County School District
Securing Assets for Education, Series 2006: 5.000% 12/01/20	1,000,000	1,089,890
5.000% 12/01/21	2,000,000	2,161,040
5.000% 12/01/22	3,545,000	3,802,013
SC Charleston County
Certificates of Participation, Series 2005, Insured: NPFGC 5.125% 06/01/17	2,470,000	2,808,143
SC Charleston Educational Excellence Financing Corp.
Series 2006, 5.000% 12/01/19	2,000,000	2,280,720
SC Fort Mill School Facilities Corp.
Series 2006, 5.000% 12/01/17	2,900,000	3,212,620
SC Greenville County School District
Series 2003, 5.250% 12/01/16	2,625,000	2,886,686
Series 2006: 5.000% 12/01/27	1,300,000	1,407,965
Insured: AGMC 5.000% 12/01/15	500,000	581,665
SC Hilton Head Island Public Facilities Corp.
Series 2006, Insured: NPFGC 5.000% 08/01/14	1,600,000	1,834,064
SC Newberry Investing in Children's Education
Series 2005, 5.250% 12/01/15	1,265,000	1,425,478
SC South Carolina Association of Governmental Organizations Educational Facilities Corp.
Colleton School District, Series 2006, Insured: AGO 5.000% 12/01/14	1,325,000	1,487,564
Pickens School District, Series 2006, Insured: AGMC: 5.000% 12/01/23	5,000,000	5,448,300
5.000% 12/01/24	2,000,000	2,172,020
SC Sumter Two School Facilities, Inc.
Series 2007, Insured: AGO 5.000% 12/01/17	1,000,000	1,169,710
Local Appropriated Total		33,767,878

See Accompanying Notes to Financial Statements.

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Local General Obligations – 11.2%
SC Anderson County School District No. 004
Series 2006, Insured: AGMC 5.250% 03/01/19	1,115,000	1,278,615
SC Berkeley County
Series 2010, 5.000% 03/01/16	2,000,000	2,363,820
SC Charleston County
Series 2009 A: 5.000% 08/01/23	2,000,000	2,352,000
5.000% 08/01/24	2,000,000	2,340,880
SC Hilton Head Island
Series 2005 A, Insured: AMBAC 5.000% 12/01/17	1,960,000	2,293,572
SC Horry County School District
Series 2010, 5.000% 03/01/17	2,000,000	2,388,200
SC Richland County School District No. 002
Series 2009 A, 5.000% 02/01/18	2,500,000	2,988,225
SC Spartanburg County School District No. 007
Series 2001: 5.000% 03/01/18	2,000,000	2,342,260
5.000% 03/01/21	1,940,000	2,205,004
Local General Obligations Total		20,552,576
Special Non-Property Tax – 2.8%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: FGIC 5.500% 07/01/20	1,200,000	1,341,012
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB, Insured: AMBAC 5.250% 07/01/17	1,080,000	1,188,637
SC Hilton Head Island Public Facilities Corp.
Stormwater System, Series 2002, Insured: NPFGC 5.250% 12/01/16	1,440,000	1,565,366
VI Virgin Islands Public Finance Authority
Series 2010 A, 5.000% 10/01/25	1,060,000	1,108,400
Special Non-Property Tax Total		5,203,415
Tax-Backed Total		59,523,869

	Par ($)	Value ($)
Transportation – 3.1%
Transportation – 3.1%
SC Transportation Infrastructure Bank
Series 2005 A, Insured: AMBAC 5.250% 10/01/20	4,880,000	5,767,233
Transportation Total		5,767,233
Transportation Total		5,767,233
Utilities – 28.1%
Investor Owned – 3.2%
SC Jobs-Economic Development Authority
South Carolina Electric & Gas Co., Series 2002, AMT, Insured: AMBAC 4.200% 11/01/12	3,615,000	3,789,966
SC Oconee County
Duke Energy Carolinas LLC, Series 2009, 3.600% 02/01/17	2,000,000	2,107,480
Investor Owned Total		5,897,446
Joint Power Authority – 6.8%
SC Piedmont Municipal Power Agency
Series 2008 A-3, Insured: AGO: 5.000% 01/01/17	3,000,000	3,435,270
5.000% 01/01/18	3,050,000	3,502,650
SC Public Service Authority
Series 2001 A, Insured: AGMC 5.250% 01/01/18	1,615,000	1,711,125
Series 2009 A, 5.000% 01/01/28	2,000,000	2,233,060
Series 2009 E, 4.000% 01/01/17	1,500,000	1,685,790
Joint Power Authority Total		12,567,895
Municipal Electric – 4.4%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 TT, 5.000% 07/01/20	1,000,000	1,083,830
Series 2010, 5.250% 07/01/25	1,485,000	1,628,555
SC Rock Hill Utility System
Series 2003 A, Insured: AGMC: 5.250% 01/01/13	2,350,000	2,583,543
5.375% 01/01/19	1,500,000	1,617,480

See Accompanying Notes to Financial Statements.

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Winnsboro Utility
Series 1999, Insured: NPFGC 5.250% 08/15/13	1,020,000	1,133,781
Municipal Electric Total		8,047,189
Water & Sewer – 13.7%
SC Beaufort-Jasper Water & Sewer Authority
Series 2006, Insured: AGMC: 5.000% 03/01/23	1,500,000	1,691,400
4.750% 03/01/25	3,000,000	3,266,760
SC Berkeley County Water & Sewer
Series 2003, Insured: NPFGC 5.250% 06/01/19	155,000	168,491
Series 2008 A, Insured: AGMC 5.000% 06/01/21	1,000,000	1,159,460
SC Charleston
Waterworks & Sewer System, Series 2009 A, 5.000% 01/01/21	4,000,000	4,702,240
SC Columbia
Waterworks & Sewer System, Series 2005, Insured: AGMC 5.000% 02/01/23	2,000,000	2,222,620
SC Mount Pleasant
Waterworks & Sewer System, Series 2002, Insured: NPFGC: 5.250% 12/01/16	1,980,000	2,152,379
5.250% 12/01/18	1,270,000	1,368,247
SC North Charleston Sewer District
Series 2002, Insured: AGMC 5.500% 07/01/17	3,040,000	3,298,279
SC Renewable Water Resources
Series 2010 A, 5.000% 01/01/20	2,500,000	2,958,925
SC Spartanburg Sanitation Sewer District
Series 2009, Insured: AGO 4.500% 03/01/18	1,000,000	1,139,520

	Par ($)	Value ($)
SC Western Carolina Regional Sewer Authority
Series 2005 B, Insured: AGMC 5.250% 03/01/19	1,000,000	1,214,120
Water & Sewer Total		25,342,441
Utilities Total		51,854,971
Total Municipal Bonds (cost of $167,916,724)		179,139,118
Investment Companies – 2.2%
	Shares
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (c)	2,171,433	2,171,433
Dreyfus Tax Exempt Cash Management Fund (7 day yield of 0.110%)	1,904,840	1,904,840
Total Investment Companies (cost of $4,076,273)		4,076,273
Total Investments – 99.3% (cost of $171,992,997) (d)		183,215,391
Other Assets & Liabilities, Net – 0.7%		1,336,774
Net Assets – 100.0%		184,552,165

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	$1,000	$4,219,068	$1,834,000	$176	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(d)  Cost for federal income tax purposes is $171,992,997.

See Accompanying Notes to Financial Statements.

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description Quoted Prices	Other Significant Observable Inputs (Level 1)	Significant Unobservable Inputs (Level 2)	(Level 3)	Total
Total Municipal Bonds	$—	$179,139,118	$—	$179,139,118
Total Investment Companies	4,076,273	—	—	4,076,273
Total Investments	$4,076,273	$179,139,118	$—	$183,215,391

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	32.3
Utilities	28.1
Health Care	20.3
Other	6.4
Education	4.0
Transportation	3.1
Industrials	1.4
Resource Recovery	0.9
Housing	0.6
97.1
Investment Companies	2.2
Other Assets & Liabilities, Net	0.7
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

GTY AGMT	Guaranty Agreement

NPFGC	National Public Finance Guarantee Corp.

RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds – 97.4%
	Par ($)	Value ($)
Education – 2.2%
Education – 2.2%
VA Amherst Industrial Development Authority
Sweet Briar College, Series 2006, 5.000% 09/01/26	1,000,000	1,027,790
VA College Building Authority
Roanoke College, Series 2007, 5.000% 04/01/23	1,000,000	1,072,730
Washington & Lee University, Series 1998, Insured: NPFGC 5.250% 01/01/26	3,115,000	3,819,706
VA Lexington Industrial Development Authority
VMI Development Board, Inc., Series 2006, 5.000% 12/01/20	1,400,000	1,680,210
Education Total		7,600,436
Education Total		7,600,436
Health Care – 9.0%
Continuing Care Retirement – 1.6%
VA Fairfax County Economic Development Authority
Goodwin House, Inc., Series 2007, 5.000% 10/01/22	2,500,000	2,617,175
Greenspring Village, Inc., Series 2006 A, 4.750% 10/01/26	2,000,000	1,876,760
VA Henrico County Economic Development Authority
Westminster-Canterbury, Series 2006, 5.000% 10/01/21	1,000,000	1,037,360
Continuing Care Retirement Total		5,531,295
Hospitals – 7.4%
AZ University Medical Center Corp.
Series 2004, 5.250% 07/01/14	1,000,000	1,084,800
VA Fairfax County Industrial Development Authority
Inova Health Systems: Series 1993, Insured: NPFGC
5.250% 08/15/19	1,000,000	1,118,230
Series 2009 C, 5.000% 05/15/25	1,000,000	1,103,750

	Par ($)	Value ($)
VA Fredericksburg Economic Development Authority
Medicorp Health Systems, Series 2007: 5.250% 06/15/18	2,000,000	2,243,180
5.250% 06/15/20	6,495,000	7,286,936
VA Medical College of Virginia Hospital Authority
University Health Services, Series 1998, Insured: NPFGC 4.800% 07/01/11	1,000,000	1,002,650
VA Roanoke Economic Development Authority
Carilion Clinic Obligated Group, Series 2010, 5.000% 07/01/25 (a)	2,500,000	2,609,825
VA Roanoke Industrial Development Authority
Carilion Medical Center, Series 2002 A, Insured: NPFGC 5.250% 07/01/12	4,000,000	4,288,040
VA Small Business Financing Authority
Sentara Healthcare, Series 2010, 4.000% 11/01/16	1,000,000	1,088,310
Wellmont Health Systems, Series 2007 A, 5.125% 09/01/22	710,000	727,622
VA Winchester Industrial Development Authority
Valley Health Systems, Series 2007, 5.000% 01/01/26	1,250,000	1,341,350
WI Health & Educational Facilities Authority
Agnesian Healthcare, Inc., Series 2001, 6.000% 07/01/21	1,000,000	1,009,790
Hospitals Total		24,904,483
Health Care Total		30,435,778
Housing – 2.8%
Multi-Family – 2.8%
VA Housing Development Authority
Series 2000 B, AMT, 5.875% 08/01/15	2,655,000	2,659,753
VA Prince William County Industrial Development Authority
CRS Triangle Housing Corp., Series 1998 C, 7.000% 07/01/29	950,000	864,367

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Suffolk Redevelopment & Housing Authority
Windsor Fieldstone LP, Series 2001, 4.850% 07/01/31 (07/01/11) (b)(c)	5,800,000	5,961,066
Multi-Family Total		9,485,186
Housing Total		9,485,186
Industrials – 0.3%
Other Industrial Development Bonds – 0.3%
VA Peninsula Ports Authority
Series 2003, GTY AGMT: Dominion Energy Terminal 5.000% 10/01/33 (10/01/11) (b)(c)	1,000,000	1,026,970
Other Industrial Development Bonds Total		1,026,970
Industrials Total		1,026,970
Other – 23.7%
Other – 1.6%
VA Norfolk Parking Systems
Series 2005 A, Insured: NPFGC 5.000% 02/01/21	5,170,000	5,340,403
Other Total		5,340,403
Pool/Bond Bank – 16.1%
VA Public School Authority
Series 2004 C, 5.000% 08/01/16	7,425,000	8,844,363
Series 2009: 4.000% 08/01/24	1,000,000	1,074,030
4.000% 08/01/25	2,560,000	2,724,582
5.000% 08/01/16	1,000,000	1,191,160
5.000% 08/01/17	2,000,000	2,402,340
VA Resources Authority
Airports Revolving Fund, Series 2001 A, 5.250% 08/01/18	1,205,000	1,222,593
Clean Water State Revolving Fund: Series 2005: 5.500% 10/01/19	5,180,000	6,542,651
5.500% 10/01/20	3,500,000	4,453,330
5.500% 10/01/21	6,475,000	8,308,267
Series 2008, 5.000% 10/01/29	5,000,000	5,612,250
Series 2009, 5.000% 10/01/17	1,380,000	1,665,094

	Par ($)	Value ($)
Virginia Pooled Financing Program: Series 2002 B, 5.000% 11/01/13	1,175,000	1,328,208
Series 2003: 5.000% 11/01/18	1,055,000	1,165,269
5.000% 11/01/19	1,100,000	1,214,972
Series 2005 B, 5.000% 11/01/18	1,030,000	1,184,623
Series 2009 B: 4.000% 11/01/18	4,000,000	4,579,400
4.000% 11/01/18	1,000,000	1,136,070
Pool/Bond Bank Total		54,649,202
Refunded/Escrowed (d) – 6.0%
MS Hospital Facilities & Equipment Authority
Forrest County General Hospital, Series 2000, Pre-refunded 01/01/11, Insured: AGMC 5.625% 01/01/20	1,285,000	1,314,735
VA Biotechnology Research Park Authority
Series 2001, Pre-refunded 09/01/11, 5.125% 09/01/16	1,100,000	1,148,719
VA Hampton
Series 2005 A, Pre-refunded 04/01/15, Insured: NPFGC 5.000% 04/01/18	1,500,000	1,761,000
VA Henrico County
Series 2008 A, Pre-refunded 12/01/18, 5.000% 12/01/21	1,000,000	1,235,150
VA Montgomery County Industrial Development Authority
Series 2000 B, Pre-refunded 01/15/11, Insured: AMBAC 5.500% 01/15/22	2,000,000	2,050,340
VA Resources Authority Infrastructure Authority
Pooled Financing Program: Series 2000 A, Pre-refunded 05/01/11, Insured: NPFGC 5.500% 05/01/21	1,070,000	1,112,961
Series 2003, Pre-refunded 11/01/13: 5.000% 11/01/18	20,000	22,647
5.000% 11/01/19	25,000	28,309

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Tobacco Settlement Financing Corp.
Series 2005: Refunded to various dates/prices: 5.500% 06/01/26	4,250,000	4,795,530
5.250% 06/01/19	2,010,000	2,084,772
VA Virginia Beach Development Authority
Series 2005 A, Pre-refunded 05/01/15, 5.000% 05/01/21	4,000,000	4,706,960
Refunded/Escrowed Total		20,261,123
Other Total		80,250,728
Tax-Backed – 46.5%
Local Appropriated – 11.0%
VA Appomattox County Economic Development Authority
Series 2010, 5.000% 05/01/22	1,490,000	1,688,811
VA Arlington County Industrial Development Authority
Series 2004: 5.000% 08/01/17	1,205,000	1,362,108
5.000% 08/01/18	1,205,000	1,345,383
VA Bedford County Economic Development Authority
Series 2006, Insured: NPFGC 5.000% 05/01/15	1,230,000	1,404,070
VA Fairfax County Economic Development Authority
Series 2003, 5.000% 05/15/15	6,260,000	7,269,112
Series 2005 A, 5.000% 04/01/19	1,380,000	1,546,676
Series 2005, 5.000% 01/15/24	2,315,000	2,505,756
Series 2010, 4.000% 04/01/24	1,340,000	1,439,173
VA Hampton Roads Regional Jail Authority
Series 2004, Insured: NPFGC: 5.000% 07/01/14	1,750,000	1,951,950
5.000% 07/01/15	1,685,000	1,854,696
5.000% 07/01/16	1,930,000	2,105,726
VA Henrico County Economic Development Authority
Series 2009 B, 4.500% 08/01/21	1,770,000	2,036,102
VA James City County Economic Development Authority
Series 2006, Insured: AGMC 5.000% 06/15/23	2,000,000	2,227,440
VA Montgomery County Industrial Development Authority
Series 2008, 5.000% 02/01/29	1,000,000	1,082,140

	Par ($)	Value ($)
VA New Kent County Economic Development Authority
Series 2006, Insured: AGMC: 5.000% 02/01/15	1,000,000	1,150,880
5.000% 02/01/21	2,075,000	2,323,564
VA Prince William County Industrial Development Authority
Series 2005, 5.250% 02/01/17	1,115,000	1,331,522
Series 2006 A, Insured: AMBAC: 5.000% 09/01/17	800,000	920,944
5.000% 09/01/21	1,625,000	1,799,103
Local Appropriated Total		37,345,156
Local General Obligations – 19.9%
VA Arlington County
Series 1993, 6.000% 06/01/12	3,285,000	3,586,990
Series 2006, 5.000% 08/01/17	4,000,000	4,718,880
VA Hampton
Series 2004, 5.000% 02/01/15	1,275,000	1,437,563
Series 2010 A, 4.000% 01/15/19	2,000,000	2,275,500
VA Leesburg
Series 2006 B, Insured: NPFGC 5.000% 09/15/17	1,145,000	1,372,603
VA Loudoun County
Series 1998 B, 5.250% 12/01/15	1,000,000	1,198,780
Series 2005 A, 5.000% 07/01/14	4,000,000	4,611,800
VA Lynchburg
Series 2009 A: 5.000% 08/01/20	525,000	627,407
5.000% 08/01/21	530,000	627,297
VA Manassas Park
Series 2008, Insured: AGMC 5.000% 01/01/22	1,205,000	1,385,545
VA Newport News
Series 2005 A, 5.250% 01/15/23	1,510,000	1,686,625
Series 2006 B, 5.250% 02/01/18	3,030,000	3,686,752
Series 2007 B, 5.250% 07/01/20	2,000,000	2,472,360
Series 2007, 5.250% 07/01/21	2,000,000	2,488,980

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Norfolk
Series 2002 B, Insured: AGMC 5.250% 07/01/11	2,000,000	2,074,540
Series 2005, Insured: NPFGC 5.000% 03/01/15	5,070,000	5,896,106
Series 2010 A, 4.000% 03/01/16	2,000,000	2,254,860
VA Pittsylvania County
Series 2008 B, 5.500% 02/01/23	1,030,000	1,210,075
VA Portsmouth
Series 2003, Insured: AGMC: 5.000% 07/01/17	4,385,000	4,994,603
5.000% 07/01/19	2,060,000	2,329,345
Series 2006 A, Insured: NPFGC 5.000% 07/01/16	1,000,000	1,186,130
VA Richmond
Series 2002, Insured: AGMC 5.250% 07/15/11	2,150,000	2,234,731
Series 2005 A, Insured: AGMC 5.000% 07/15/15	8,840,000	10,397,696
VA Virginia Beach
Series 2004 B: 5.000% 05/01/13	1,305,000	1,451,304
5.000% 05/01/17	1,000,000	1,190,430
Local General Obligations Total		67,396,902
Special Non-Property Tax – 8.0%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: FGIC 5.500% 07/01/19	2,500,000	2,781,300
VA Greater Richmond Convention Center Authority
Series 2005, Insured: NPFGC: 5.000% 06/15/15	2,480,000	2,791,265
5.000% 06/15/18	3,800,000	4,149,714
5.000% 06/15/25	3,000,000	3,145,800
VA Marquis Community Development Authority
Series 2007, 5.625% 09/01/18	3,000,000	2,400,540

	Par ($)	Value ($)
VA Peninsula Town Center Community Development Authority
Series 2007, 6.250% 09/01/24	2,000,000	2,024,420
VA Reynolds Crossing Community Development Authority
Series 2007, 5.100% 03/01/21	2,150,000	2,041,253
VA Watkins Centre Community Development Authority
Series 2007, 5.400% 03/01/20	2,250,000	2,252,497
VA White Oak Village Shops Community Development Authority
Series 2007, 5.300% 03/01/17	2,708,000	2,766,818
VI Virgin Islands Public Finance Authority
Series 2010 A, 5.000% 10/01/25	2,450,000	2,561,867
Special Non-Property Tax Total		26,915,474
Special Property Tax – 0.9%
VA Fairfax County Economic Development Authority
Series 2004, Insured: NPFGC 5.000% 04/01/24	2,865,000	3,065,321
Special Property Tax Total		3,065,321
State Appropriated – 5.6%
VA Biotechnology Research Partnership Authority
Series 2009, 5.000% 09/01/20	1,715,000	2,059,029
VA College Building Authority
Series 2006 A: 5.000% 09/01/13	2,000,000	2,249,940
5.000% 09/01/14	2,925,000	3,377,234
Series 2009 E-1, 5.000% 02/01/23	1,000,000	1,205,710
VA Public Building Authority
Series 2005 C, 5.000% 08/01/14	2,000,000	2,305,620
Series 2006 A, 5.000% 08/01/15	4,775,000	5,615,161
Series 2006 B, 4.500% 08/01/26	2,000,000	2,129,660
State Appropriated Total		18,942,354

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
State General Obligations – 1.1%
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007, 5.500% 07/01/24	3,425,000	3,601,935
State General Obligations Total		3,601,935
Tax-Backed Total		157,267,142
Transportation – 4.8%
Airports – 2.8%
DC Metropolitan Airports Authority
Series 1998 B, AMT, Insured: NPFGC 5.250% 10/01/10	1,000,000	1,000,130
Series 2009 C, 5.000% 10/01/23	3,000,000	3,358,380
Series 2009, 5.000% 10/01/21	3,000,000	3,443,520
Series 2010 C, 5.000% 10/01/27	1,515,000	1,686,453
Airports Total		9,488,483
Ports – 0.9%
VA Port Authority
Series 2003, AMT, Insured: NPFGC: 5.125% 07/01/14	1,360,000	1,487,078
5.125% 07/01/15	1,430,000	1,549,934
Ports Total		3,037,012
Toll Facilities – 1.1%
DC Metropolitan Airports Authority
Series 2009, Insured: AGO (e) 10/01/23	5,000,000	2,646,550
VA Richmond Metropolitan Authority
Series 1998, Insured: FGIC 5.250% 07/15/17	1,000,000	1,130,520
Toll Facilities Total		3,777,070
Transportation Total		16,302,565
Utilities – 8.1%
Investor Owned – 1.4%
VA Chesterfield County Economic Development Authority
Virginia Electric & Power Co, Series 2009 A, 5.000% 05/01/23	2,000,000	2,211,400

	Par ($)	Value ($)
VA Louisa Industrial Development Authority
Virginia Electric & Power Co., Series 2008, 5.375% 11/01/35 (12/02/13) (b)(c)	1,000,000	1,096,870
VA York County Economic Development Authority
Virginia Electric & Power Co., Series 2009 A, 4.050% 05/01/33 (05/01/14) (b)(c)	1,300,000	1,386,372
Investor Owned Total		4,694,642
Municipal Electric – 1.4%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 JJ, Insured: SYNC 5.375% 07/01/16	1,100,000	1,259,544
Series 2007 V, Insured: FGIC 5.250% 07/01/24	1,000,000	1,136,860
Series 2010, 5.250% 07/01/23	2,000,000	2,210,340
Municipal Electric Total		4,606,744
Water & Sewer – 5.3%
VA Fairfax County Water Authority
Series 2005 B, 5.250% 04/01/19	1,835,000	2,258,867
VA Hampton Roads Sanitation District
Series 2007, 5.000% 04/01/22	1,000,000	1,160,270
Series 2008, 5.000% 04/01/24	3,000,000	3,446,670
VA Henrico County Authority
Series 2009 A, 5.000% 05/01/22	1,030,000	1,215,977
VA Newport News Water Authority
Series 2007, Insured: AGMC 5.000% 06/01/19	1,035,000	1,193,831
VA Richmond Public Utility Authority
Series 2007, Insured: AGMC 4.500% 01/15/21	1,000,000	1,107,020
VA Spotsylvania County
Series 2007, Insured: AGMC 5.000% 06/01/19	1,030,000	1,201,145

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Upper Occoquan Sewage Authority
Series 1995 A, Insured: NPFGC 5.150% 07/01/20	1,295,000	1,557,911
Series 2003, Insured: AGMC 5.000% 07/01/13	1,640,000	1,834,783
Series 2005, Insured: AGMC 5.000% 07/01/21	2,640,000	3,002,445
Water & Sewer Total		17,978,919
Utilities Total		27,280,305
Total Municipal Bonds (cost of $306,901,351)		329,649,110
Investment Companies – 2.7%
	Shares
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%) (f)	5,171,000	5,171,000
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.110%)	4,019,054	4,019,054
Total Investment Companies (cost of $9,190,054)		9,190,054
Total Investments – 100.1% (cost of $316,091,405) (g)		338,839,164
Other Assets & Liabilities, Net – (0.1)%		(233,619)
Net Assets – 100.0%		338,605,545

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.

(c)  Parenthetical date represents the next interest rate reset date for the security.

(d)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)  Zero coupon bond.

(f)  Investments in affiliates during the six months ended September 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.140%)	$1,987,000	$5,021,271	$3,613,000	$241	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(g)  Cost for federal income tax purposes is $316,091,405.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund's assets:

Description Quoted Prices	Other Significant Observable Inputs (Level 1)	Significant Unobservable Inputs (Level 2)	(Level 3)	Total
Total Municipal Bonds	$—	$329,649,110	$—	$329,649,110
Total Investment Companies	9,190,054	—	—	9,190,054
Total Investments	$9,190,054	$329,649,110	$—	$338,839,164

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2010, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	46.5
Other	23.7
Health Care	9.0
Utilities	8.1
Transportation	4.8
Housing	2.8
Education	2.2
Industrials	0.3
97.4
Investment Companies	2.7
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

GTY AGMT	Guaranty Agreement

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Municipal Bond Funds

September 30, 2010 (Unaudited)

	($)	($)	($)	($)
	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Assets
Investments, at identified cost	2,317,866,684	227,493,179	118,034,280	150,222,509
Investments, at value	2,361,540,108	241,738,059	126,067,751	160,704,361
Cash	784	406	246	226
Receivable for:
Fund shares sold	3,325,932	404,451	111,416	126,163
Interest	26,970,745	2,967,739	1,620,270	1,833,952
Expense reimbursement due from investment advisor	—	14,995	12,782	17,245
Prepaid expenses	32,314	3,399	1,644	2,107
Other assets	—	6,822	5,591	—
Total Assets	2,391,869,883	245,135,871	127,819,700	162,684,054
Liabilities
Expense reimbursement due to investment advisor	16,135	—	—	—
Payable for:
Investments purchased	—	1,005,680	—	—
Investments purchased on a delayed delivery basis	8,441,657	—	—	—
Fund shares repurchased	4,145,941	880,742	1,231,126	730,115
Distributions	2,808,015	623,653	301,653	406,603
Investment advisory fee	515,943	79,050	42,375	54,030
Administration fee	285,211	23,504	11,141	15,069
Pricing and bookkeeping fees	18,847	9,382	6,607	7,367
Transfer agent fee	221,552	5,435	2,053	3,192
Trustees' fees	49,494	39,741	69,220	75,909
Audit fee	18,454	18,654	15,344	17,043
Legal fee	18,637	17,281	18,059	13,868
Custody fee	8,286	2,102	1,242	2,067
Distribution and service fees	129,107	4,447	7,834	10,005
Chief compliance officer expenses	—	—	—	356
Other liabilities	33,644	1,679	2,800	4,528
Total Liabilities	16,710,923	2,711,350	1,709,454	1,340,152
Net Assets	2,375,158,960	242,424,521	126,110,246	161,343,902
Net Assets Consist of
Paid-in capital	2,343,287,839	228,662,118	118,595,320	155,842,407
Undistributed (overdistributed) net investment income	73,448	(35,128)	171,096	222,955
Accumulated net realized loss	(11,875,751)	(447,349)	(689,641)	(5,203,312)
Net unrealized appreciation (depreciation) on investments	43,673,424	14,244,880	8,033,471	10,481,852
Net Assets	2,375,158,960	242,424,521	126,110,246	161,343,902

See Accompanying Notes to Financial Statements.

	($)	($)	($)
	Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund
Assets
Investments, at identified cost	206,971,658	171,992,997	316,091,405
Investments, at value	220,206,274	183,215,391	338,839,164
Cash	553	840	930
Receivable for:
Fund shares sold	203,214	47,361	155,295
Interest	2,773,042	2,286,004	4,143,725
Expense reimbursement due from investment advisor	18,315	21,421	17,854
Prepaid expenses	2,715	2,354	4,133
Other assets	—	—	—
Total Assets	223,204,113	185,573,371	343,161,101
Liabilities
Expense reimbursement due to investment advisor	—	—	—
Payable for:
Investments purchased	—	—	—
Investments purchased on a delayed delivery basis	—	—	2,609,825
Fund shares repurchased	269,762	321,418	816,902
Distributions	488,846	485,865	837,632
Investment advisory fee	72,283	61,312	111,583
Administration fee	21,233	17,533	34,496
Pricing and bookkeeping fees	8,450	7,787	10,752
Transfer agent fee	4,438	3,784	4,634
Trustees' fees	72,507	69,754	71,466
Audit fee	17,043	19,893	19,893
Legal fee	19,741	14,752	14,182
Custody fee	2,133	814	2,407
Distribution and service fees	12,563	13,942	14,634
Chief compliance officer expenses	413	9	16
Other liabilities	5,985	4,343	7,134
Total Liabilities	995,397	1,021,206	4,555,556
Net Assets	222,208,716	184,552,165	338,605,545
Net Assets Consist of
Paid-in capital	212,085,455	174,174,928	315,807,927
Undistributed (overdistributed) net investment income	677,205	1,119,407	859,995
Accumulated net realized loss	(3,788,560)	(1,964,564)	(810,136)
Net unrealized appreciation (depreciation) on investments	13,234,616	11,222,394	22,747,759
Net Assets	222,208,716	184,552,165	338,605,545

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Municipal Bond Funds

September 30, 2010 (Unaudited)

	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Class A
Net assets	$398,733,750	$12,343,917	$18,898,994	$27,264,544
Shares outstanding	37,690,186	1,219,077	1,719,910	2,501,584
Net asset value per share (a)	$10.58	$10.13	$10.99	$10.90
Maximum sales charge	1.00%	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.69	$10.47	$11.36	$11.27
Class B
Net assets	$340,012	$226,031	$703,972	$549,880
Shares outstanding	32,139	22,359	64,028	50,416
Net asset value and offering price per share (a)	$10.58	$10.11	$10.99	$10.91
Class C
Net assets	$51,808,513	$2,159,579	$3,810,798	$4,744,514
Shares outstanding	4,896,779	213,443	346,721	435,298
Net asset value and offering price per share (a)	$10.58	$10.12	$10.99	$10.90
Class Z
Net assets	$1,924,276,685	$227,694,994	$102,696,482	$128,784,964
Shares outstanding	181,877,424	22,543,776	9,346,006	11,813,922
Net asset value, offering and redemption price per share	$10.58	$10.10	$10.99	$10.90

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

	Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund
Class A
Net assets	$36,324,273	$18,406,398	$51,690,897
Shares outstanding	3,439,014	1,749,793	4,567,138
Net asset value per share (a)	$10.56	$10.52	$11.32
Maximum sales charge	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.91	$10.87	$11.70
Class B
Net assets	$1,262,004	$877,072	$1,070,016
Shares outstanding	119,500	83,334	94,506
Net asset value and offering price per share (a)	$10.56	$10.52	$11.32
Class C
Net assets	$4,760,081	$10,070,869	$3,739,631
Shares outstanding	450,727	956,741	330,328
Net asset value and offering price per share (a)	$10.56	$10.53	$11.32
Class Z
Net assets	$179,862,358	$155,197,826	$282,105,001
Shares outstanding	17,040,029	14,748,660	24,927,760
Net asset value, offering and redemption price per share	$10.56	$10.52	$11.32

See Accompanying Notes to Financial Statements.

Statements of Operations – Municipal Bond Funds

For the Six Months Ended September 30, 2010 (Unaudited)

	($)	($)	($)	($)
	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Investment Income
Interest	27,039,069	4,606,265	2,490,794	3,180,430
Dividends	19,298	4,947	650	995
Dividends from affiliates	2,413	368	111	114
Total Investment Income	27,060,780	4,611,580	2,491,555	3,181,539
Expenses
Investment advisory fee	3,224,467	467,083	259,395	325,043
Administration fee	1,789,475	138,631	68,550	90,702
Distribution fee:
Class B	1,269	837	3,028	2,776
Class C	208,518	7,541	13,973	14,311
Service fee:
Class B	423	279	1,010	926
Class C	69,506	2,514	4,658	4,770
Distribution and service fees:
Class A	551,505	15,264	24,483	34,664
Transfer agent fee	832,530	9,959	7,685	10,165
Pricing and bookkeeping fees	95,617	46,246	34,167	37,341
Trustees' fees	20,514	19,348	19,362	20,429
Custody fee	32,515	5,910	4,643	5,582
Chief compliance officer expenses	827	409	397	803
Other expenses	256,869	58,526	56,631	62,031
Total Expenses	7,084,035	772,547	497,982	609,543
Fees waived or expenses reimbursed by investment advisor	—	(103,872)	(94,160)	(105,158)
Expense reductions	(247)	(1)	(3)	(2)
Net Expenses	7,083,788	668,674	403,819	504,383
Net Investment Income	19,976,992	3,942,906	2,087,736	2,677,156
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,232,803)	143,285	270,328	(387,896)
Net change in unrealized appreciation (depreciation) on investments	8,411,537	9,277,482	4,635,682	5,950,730
Net Gain	7,178,734	9,420,767	4,906,010	5,562,834
Net Increase Resulting from Operations	27,155,726	13,363,673	6,993,746	8,239,990

(a)  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

	($)	($)	($)
	Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund
Investment Income
Interest	3,985,532	3,835,675	6,491,852
Dividends	1,943	601	4,882
Dividends from affiliates	617	176	241
Total Investment Income	3,988,092	3,836,452	6,496,975
Expenses
Investment advisory fee	427,814	367,340	674,075
Administration fee	125,381	104,979	208,499
Distribution fee:
Class B	4,641	4,118	4,886
Class C	15,543	36,702	11,715
Service fee:
Class B	1,547	1,373	1,629
Class C	5,181	12,234	3,905
Distribution and service fees:
Class A	45,296	30,574	65,240
Transfer agent fee	12,881	11,185	17,046
Pricing and bookkeeping fees	43,431	39,211	54,490
Trustees' fees	18,471	18,547	17,864
Custody fee	6,018	5,740	7,378
Chief compliance officer expenses	874	442	481
Other expenses	69,973	65,577	68,191
Total Expenses	777,051	698,022	1,135,399
Fees waived or expenses reimbursed by investment advisor	(116,599)	(107,925)	(121,169)
Expense reductions	(1)	(3)	— (a)
Net Expenses	660,451	590,094	1,014,230
Net Investment Income	3,327,641	3,246,358	5,482,745
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	126,522	847,173	354,804
Net change in unrealized appreciation (depreciation) on investments	7,826,052	5,233,730	10,918,388
Net Gain	7,952,574	6,080,903	11,273,192
Net Increase Resulting from Operations	11,280,215	9,327,261	16,755,937

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Municipal Bond Funds

Increase (Decrease) in Net Assets	Columbia Short Term Municipal Bond Fund		Columbia California Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations
Net investment income	19,976,992	36,072,956	3,942,906	7,764,145
Net realized gain (loss) on investments	(1,232,803)	159,968	143,285	(603,780)
Net change in unrealized appreciation (depreciation) on investments	8,411,537	15,106,965	9,277,482	9,108,635
Net increase resulting from operations	27,155,726	51,339,889	13,363,673	16,269,000
Distributions to Shareholders
From net investment income:
Class A	(3,153,825)	(5,907,846)	(192,856)	(577,687)
Class B	(1,151)	(3,989)	(2,677)	(6,372)
Class C	(189,101)	(425,275)	(24,060)	(39,246)
Class Z	(16,633,017)	(29,735,846)	(3,723,313)	(7,140,840)
From net realized gains:
Class A	—	—	—	(16,678)
Class B	—	—	—	(187)
Class C	—	—	—	(1,026)
Class Z	—	—	—	(143,875)
Total distributions to shareholders	(19,977,094)	(36,072,956)	(3,942,906)	(7,925,911)
Net Capital Stock Transactions	(197,121,182)	1,262,297,659	5,804,578	11,140,052
Increase from regulatory settlements	—	1,276	—	—
Total increase (decrease) in net assets	(189,942,550)	1,277,565,868	15,225,345	19,483,141
Net Assets
Beginning of period	2,565,101,510	1,287,535,642	227,199,176	207,716,035
End of period	2,375,158,960	2,565,101,510	242,424,521	227,199,176
Undistributed (overdistributed) net investment income at end of period	73,448	73,550	(35,128)	(35,128)

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Georgia Intermediate Municipal Bond Fund		Columbia Maryland Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations
Net investment income	2,087,736	4,509,696	2,677,156	5,601,499
Net realized gain (loss) on investments	270,328	129,577	(387,896)	(2,377,473)
Net change in unrealized appreciation (depreciation) on investments	4,635,682	4,826,475	5,950,730	9,226,271
Net increase resulting from operations	6,993,746	9,465,748	8,239,990	12,450,297
Distributions to Shareholders
From net investment income:
Class A	(298,291)	(560,391)	(432,195)	(842,997)
Class B	(9,263)	(29,733)	(8,738)	(39,020)
Class C	(42,685)	(71,706)	(44,810)	(65,708)
Class Z	(1,737,497)	(3,847,866)	(2,191,414)	(4,653,775)
From net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Z	—	—	—	—
Total distributions to shareholders	(2,087,736)	(4,509,696)	(2,677,157)	(5,601,500)
Net Capital Stock Transactions	(12,720,336)	394,560	(7,073,617)	1,451,169
Increase from regulatory settlements	—	—	—	—
Total increase (decrease) in net assets	(7,814,326)	5,350,612	(1,510,784)	8,299,966
Net Assets
Beginning of period	133,924,572	128,573,960	162,854,686	154,554,720
End of period	126,110,246	133,924,572	161,343,902	162,854,686
Undistributed (overdistributed) net investment income at end of period	171,096	171,096	222,955	222,956

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Municipal Bond Funds

Increase (Decrease) in Net Assets	Columbia North Carolina Intermediate Municipal Bond Fund		Columbia South Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations
Net investment income	3,327,641	7,008,384	3,246,358	7,215,833
Net realized gain (loss) on investments	126,522	(509,896)	847,173	(1,425)
Net change in unrealized appreciation (depreciation) on investments	7,826,052	7,819,262	5,233,730	6,852,647
Net increase resulting from operations	11,280,215	14,317,750	9,327,261	14,067,055
Distributions to Shareholders
From net investment income:
Class A	(530,107)	(940,744)	(413,703)	(788,201)
Class B	(13,504)	(41,658)	(14,409)	(43,672)
Class C	(44,976)	(97,172)	(128,417)	(204,902)
Class Z	(2,739,054)	(5,928,809)	(2,689,829)	(6,179,058)
Total distributions to shareholders	(3,327,641)	(7,008,383)	(3,246,358)	(7,215,833)
Net Capital Stock Transactions	3,096,052	11,137,493	(7,100,942)	(25,872,504)
Total increase (decrease) in net assets	11,048,626	18,446,860	(1,020,039)	(19,021,282)
Net Assets
Beginning of period	211,160,090	192,713,230	185,572,204	204,593,486
End of period	222,208,716	211,160,090	184,552,165	185,572,204
Undistributed net investment income at end of period	677,205	677,205	1,119,407	1,119,407

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Virginia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations
Net investment income	5,482,745	11,223,036
Net realized gain (loss) on investments	354,804	(712,903)
Net change in unrealized appreciation (depreciation) on investments	10,918,388	12,093,012
Net increase resulting from operations	16,755,937	22,603,145
Distributions to Shareholders
From net investment income:
Class A	(797,846)	(1,611,250)
Class B	(14,989)	(46,449)
Class C	(35,806)	(51,913)
Class Z	(4,634,104)	(9,513,424)
Total distributions to shareholders	(5,482,745)	(11,223,036)
Net Capital Stock Transactions	(7,077,556)	3,365,566
Total increase (decrease) in net assets	4,195,636	14,745,675
Net Assets
Beginning of period	334,409,909	319,664,234
End of period	338,605,545	334,409,909
Undistributed net investment income at end of period	859,995	859,995

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Short Term Municipal Bond Fund				Columbia California Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010		(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	6,496,371	68,607,351	40,601,310	427,132,076	249,172	2,473,569	483,750	4,620,287
Distributions reinvested	187,067	1,976,415	414,761	4,366,715	7,251	72,078	43,349	415,676
Redemptions	(15,011,740)	(158,504,637)	(15,035,039)	(158,399,815)	(483,032)	(4,749,426)	(1,057,393)	(10,175,520)
Net increase (decrease)	(8,328,302)	(87,920,871)	25,981,032	273,098,976	(226,609)	(2,203,779)	(530,294)	(5,139,557)
Class B
Subscriptions	667	7,034	—	—	23	235	23	221
Distributions reinvested	88	932	361	3,794	45	443	219	2,094
Redemptions	(8)	(84)	(12,797)	(135,133)	(196)	(1,939)	(15,078)	(142,192)
Net increase (decrease)	747	7,882	(12,436)	(131,339)	(128)	(1,261)	(14,836)	(139,877)
Class C
Subscriptions	599,041	6,326,670	3,720,975	39,124,683	40,284	400,267	109,932	1,070,384
Distributions reinvested	8,728	92,209	21,795	229,301	732	7,276	877	8,503
Redemptions	(1,259,347)	(13,299,808)	(1,325,966)	(13,975,192)	(20,573)	(203,573)	(31,284)	(305,059)
Net increase (decrease)	(651,578)	(6,880,929)	2,416,804	25,378,792	20,443	203,970	79,525	773,828
Class Z
Subscriptions	40,356,252	426,214,959	163,803,147	1,724,078,530	2,546,748	25,298,658	6,030,327	57,994,921
Distributions reinvested	155,918	1,647,709	262,626	2,765,331	31,453	312,228	65,061	624,637
Redemptions	(50,201,849)	(530,189,932)	(72,404,339)	(762,892,631)	(1,791,508)	(17,805,238)	(4,473,766)	(42,973,900)
Net increase (decrease)	(9,689,679)	(102,327,264)	91,661,434	963,951,230	786,693	7,805,648	1,621,622	15,645,658

See Accompanying Notes to Financial Statements.

	Columbia Georgia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	118,008	1,274,769	519,795	5,467,850
Distributions reinvested	17,407	188,311	35,742	376,489
Redemptions	(252,456)	(2,742,096)	(172,235)	(1,826,548)
Net increase (decrease)	(117,041)	(1,279,016)	383,302	4,017,791
Class B
Subscriptions	86	941	9,049	93,766
Distributions reinvested	575	6,211	2,312	24,342
Redemptions	(20,294)	(218,697)	(51,914)	(550,367)
Net increase (decrease)	(19,633)	(211,545)	(40,553)	(432,259)
Class C
Subscriptions	36,632	395,946	230,495	2,418,784
Distributions reinvested	2,272	24,615	3,883	40,983
Redemptions	(29,262)	(318,896)	(103,530)	(1,072,642)
Net increase (decrease)	9,642	101,665	130,848	1,387,125
Class Z
Subscriptions	260,454	2,806,871	1,551,458	16,301,234
Distributions reinvested	4,965	53,707	10,762	113,395
Redemptions	(1,321,494)	(14,192,018)	(2,003,923)	(20,992,726)
Net increase (decrease)	(1,056,075)	(11,331,440)	(441,703)	(4,578,097)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Maryland Intermediate Municipal Bond Fund				Columbia North Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010		(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	122,989	1,316,187	459,976	4,837,296	540,664	5,607,035	1,182,078	11,995,911
Distributions reinvested	26,924	289,111	61,434	644,916	37,965	395,407	73,398	745,118
Redemptions	(252,325)	(2,714,211)	(250,909)	(2,643,212)	(413,404)	(4,342,916)	(354,419)	(3,593,240)
Net increase (decrease)	(102,412)	(1,108,913)	270,501	2,839,000	165,225	1,659,526	901,057	9,147,789
Class B
Subscriptions	138	1,482	445	4,667	2,972	31,326	8,987	89,797
Distributions reinvested	469	5,042	2,372	24,864	866	9,001	2,839	28,763
Redemptions	(38,363)	(411,480)	(134,682)	(1,408,921)	(8,184)	(83,764)	(84,053)	(852,174)
Net decrease	(37,756)	(404,956)	(131,865)	(1,379,390)	(4,346)	(43,437)	(72,227)	(733,614)
Class C
Subscriptions	154,023	1,661,561	188,231	1,987,840	92,786	967,812	111,489	1,130,922
Distributions reinvested	3,005	32,342	5,148	54,083	2,206	22,984	4,318	43,832
Redemptions	(32,106)	(343,750)	(95,577)	(1,009,407)	(17,562)	(181,307)	(117,514)	(1,196,223)
Net increase (decrease)	124,922	1,350,153	97,802	1,032,516	77,430	809,489	(1,707)	(21,469)
Class Z
Subscriptions	567,562	6,096,423	2,836,340	29,758,810	1,947,619	20,320,089	4,615,577	46,761,349
Distributions reinvested	8,698	93,484	17,904	187,830	16,345	169,874	32,514	329,596
Redemptions	(1,221,682)	(13,099,808)	(2,953,816)	(30,987,597)	(1,919,010)	(19,819,489)	(4,396,215)	(44,346,158)
Net increase (decrease)	(645,422)	(6,909,901)	(99,572)	(1,040,957)	44,954	670,474	251,876	2,744,787

See Accompanying Notes to Financial Statements.

	Columbia South Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	179,191	1,859,018	452,624	4,557,470
Distributions reinvested	15,663	162,441	34,175	346,148
Redemptions	(816,625)	(8,560,412)	(540,186)	(5,413,883)
Net increase (decrease)	(621,771)	(6,538,953)	(53,387)	(510,265)
Class B
Subscriptions	81	856	4,052	40,272
Distributions reinvested	775	8,024	2,997	30,312
Redemptions	(33,003)	(343,713)	(92,474)	(935,553)
Net decrease	(32,147)	(334,833)	(85,425)	(864,969)
Class C
Subscriptions	86,914	902,369	360,994	3,661,805
Distributions reinvested	5,429	56,371	8,931	90,549
Redemptions	(49,151)	(515,348)	(80,493)	(820,500)
Net increase (decrease)	43,192	443,392	289,432	2,931,854
Class Z
Subscriptions	1,354,198	14,187,091	2,791,722	28,125,140
Distributions reinvested	14,619	151,943	34,920	352,958
Redemptions	(1,455,775)	(15,009,582)	(5,523,432)	(55,907,222)
Net increase (decrease)	(86,958)	(670,548)	(2,696,790)	(27,429,124)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Virginia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	158,988	1,779,009	672,637	7,332,775
Distributions reinvested	45,985	513,878	100,572	1,097,331
Redemptions	(376,089)	(4,212,532)	(573,018)	(6,279,940)
Net increase (decrease)	(171,116)	(1,919,645)	200,191	2,150,166
Class B
Subscriptions	1,662	18,457	6,934	75,488
Distributions reinvested	692	7,734	2,355	25,657
Redemptions	(51,718)	(574,787)	(75,392)	(821,354)
Net decrease	(49,364)	(548,596)	(66,103)	(720,209)
Class C
Subscriptions	109,169	1,219,725	80,863	885,276
Distributions reinvested	2,237	25,041	3,508	38,255
Redemptions	(9,374)	(104,002)	(35,678)	(387,391)
Net increase	102,032	1,140,764	48,693	536,140
Class Z
Subscriptions	1,664,207	18,576,449	4,784,155	52,070,723
Distributions reinvested	19,497	218,013	25,325	276,557
Redemptions	(2,203,463)	(24,544,541)	(4,677,774)	(50,947,811)
Net increase (decrease)	(519,759)	(5,750,079)	131,706	1,399,469

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$10.55		$10.46		$10.32		$10.17		$10.14		$10.21
Income from Investment Operations:
Net investment income (b)	0.08		0.17		0.27		0.32		0.30		0.22
Net realized and unrealized gain (loss) on investments	0.03		0.09		0.15		0.15		0.03		(0.04)
Total from investment operations	0.11		0.26		0.42		0.47		0.33		0.18
Less Distributions to Shareholders:
From net investment income	(0.08)		(0.17)		(0.28)		(0.32)		(0.30)		(0.25)
Increase from regulatory settlements	—		—	(c)	—		—		—		—
Net Asset Value, End of Period	$10.58		$10.55		$10.46		$10.32		$10.17		$10.14
Total return (d)(e)	1.00	%(f)	2.53%		4.14%		4.66%		3.30%		1.80%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.75	%(h)	0.72%		0.65%		0.65%		0.65%		0.65%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses (g)	0.75	%(h)	0.72%		0.65%		0.65%		0.65%		0.65%
Waiver/Reimbursement	—		0.01%		0.07%		0.11%		0.11%		0.08%
Net investment income (g)	1.43	%(h)	1.57%		2.60%		3.09%		2.95%		2.47%
Portfolio turnover rate	23	%(f)	62%		94%		73%		98%		13%
Net assets, end of period (000s)	$398,734		$485,404		$209,539		$31,952		$32,855		$52,003

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$10.55		$10.46		$10.32		$10.17		$10.14		$10.21
Income from Investment Operations:
Net investment income (b)	0.04		0.10		0.20		0.24		0.22		0.16
Net realized and unrealized gain (loss) on investments	0.03		0.08		0.14		0.15		0.03		(0.05)
Total from investment operations	0.07		0.18		0.34		0.39		0.25		0.11
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.09)		(0.20)		(0.24)		(0.22)		(0.18)
Increase from regulatory settlements	—		—	(c)	—		—		—		—
Net Asset Value, End of Period	$10.58		$10.55		$10.46		$10.32		$10.17		$10.14
Total return (d)(e)	0.63	%(f)	1.77%		3.37%		3.88%		2.54%		1.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.50	%(h)	1.47%		1.40%		1.40%		1.40%		1.40%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses (g)	1.50	%(h)	1.47%		1.40%		1.40%		1.40%		1.40%
Waiver/Reimbursement	—		0.01%		0.07%		0.11%		0.11%		0.08%
Net investment income (g)	0.68	%(h)	0.91%		1.98%		2.35%		2.20%		1.72%
Portfolio turnover rate	23	%(f)	62%		94%		73%		98%		13%
Net assets, end of period (000s)	$340		$331		$458		$615		$739		$904

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$10.55		$10.46		$10.32		$10.17		$10.14		$10.21
Income from Investment Operations:
Net investment income (b)	0.04		0.09		0.20		0.24		0.22		0.16
Net realized and unrealized gain (loss) on investments	0.03		0.09		0.14		0.15		0.03		(0.05)
Total from investment operations	0.07		0.18		0.34		0.39		0.25		0.11
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.09)		(0.20)		(0.24)		(0.22)		(0.18)
Increase from regulatory settlements	—		—	(c)	—		—		—		—
Net Asset Value, End of Period	$10.58		$10.55		$10.46		$10.32		$10.17		$10.14
Total return (d)(e)	0.63	%(f)	1.76%		3.37%		3.88%		2.53%		1.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.50	%(h)	1.47%		1.40%		1.40%		1.40%		1.40%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses (g)	1.50	%(h)	1.47%		1.40%		1.40%		1.40%		1.40%
Waiver/Reimbursement	—		0.01%		0.07%		0.11%		0.11%		0.08%
Net investment income (g)	0.68	%(h)	0.84%		1.92%		2.35%		2.20%		1.72%
Portfolio turnover rate	23	%(f)	62%		94%		73%		98%		13%
Net assets, end of period (000s)	$51,809		$58,529		$32,750		$14,816		$16,549		$22,848

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$10.55		$10.46		$10.32		$10.17		$10.14		$10.21
Income from Investment Operations:
Net investment income (b)	0.09		0.19		0.30		0.34		0.32		0.25
Net realized and unrealized gain (loss) on investments	0.03		0.10		0.15		0.15		0.04		(0.04)
Total from investment operations	0.12		0.29		0.45		0.49		0.36		0.21
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.20)		(0.31)		(0.34)		(0.33)		(0.28)
Increase from regulatory settlements	—		—	(c)	—		—		—		—
Net Asset Value, End of Period	$10.58		$10.55		$10.46		$10.32		$10.17		$10.14
Total return (d)(e)	1.13	%(f)	2.79%		4.41%		4.92%		3.56%		2.05%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.50	%(h)	0.47%		0.40%		0.40%		0.40%		0.40%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses (g)	0.50	%(h)	0.47%		0.40%		0.40%		0.40%		0.40%
Waiver/Reimbursement	—		0.01%		0.07%		0.11%		0.11%		0.08%
Net investment income (g)	1.68	%(h)	1.83%		2.94%		3.34%		3.20%		2.72%
Portfolio turnover rate	23	%(f)	62%		94%		73%		98%		13%
Net assets, end of period (000s)	$1,924,277		$2,020,837		$1,044,788		$519,786		$380,532		$529,770

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.72		$9.34	$9.50	$9.63		$9.49	$9.63
Income from Investment Operations:
Net investment income (b)	0.16		0.32	0.31	0.33		0.33	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.41		0.39	(0.16)	(0.13)		0.14	(0.08)
Total from investment operations	0.57		0.71	0.15	0.20		0.47	0.23
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.32)	(0.31)	(0.33)		(0.33)	(0.32)
From net realized gains	—		(0.01)	—	—		—	(0.05)
Total distributions to shareholders	(0.16)		(0.33)	(0.31)	(0.33)		(0.33)	(0.37)
Net Asset Value, End of Period	$10.13		$9.72	$9.34	$9.50		$9.63	$9.49
Total return (c)(d)	5.87	%(e)	7.65%	1.65%	2.08%		5.00%	2.37%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.80	%(g)	0.79%	0.75%	0.75%		0.75%	0.75%
Interest expense	—		—	—	—	%(h)	—	—	%(h)
Net expenses (f)	0.80	%(g)	0.79%	0.75%	0.75%		0.75%	0.75%
Waiver/Reimbursement	0.09	%(g)	0.11%	0.13%	0.16%		0.20%	0.18%
Net investment income (f)	3.16	%(g)	3.34%	3.33%	3.40%		3.41%	3.30%
Portfolio turnover rate	4	%(e)	25%	19%	5%		13%	35%
Net assets, end of period (000s)	$12,344		$14,059	$18,463	$13,488		$9,108	$7,145

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.71		$9.34	$9.49	$9.62		$9.48	$9.62
Income from Investment Operations:
Net investment income (b)	0.12		0.25	0.24	0.26		0.26	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	0.40		0.37	(0.15)	(0.14)		0.14	(0.08)
Total from investment operations	0.52		0.62	0.09	0.12		0.40	0.16
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.24)	(0.24)	(0.25)		(0.26)	(0.25)
From net realized gains	—		(0.01)	—	—		—	(0.05)
Total distributions to shareholders	(0.12)		(0.25)	(0.24)	(0.25)		(0.26)	(0.30)
Net Asset Value, End of Period	$10.11		$9.71	$9.34	$9.49		$9.62	$9.48
Total return (c)(d)	5.37	%(e)	6.74%	1.00%	1.32%		4.22%	1.61%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.55	%(g)	1.54%	1.50%	1.50%		1.50%	1.50%
Interest expense	—		—	—	—	%(h)	—	—	%(h)
Net expenses (f)	1.55	%(g)	1.54%	1.50%	1.50%		1.50%	1.50%
Waiver/Reimbursement	0.09	%(g)	0.11%	0.13%	0.16%		0.20%	0.18%
Net investment income (f)	2.40	%(g)	2.58%	2.58%	2.69%		2.67%	2.55%
Portfolio turnover rate	4	%(e)	25%	19%	5%		13%	35%
Net assets, end of period (000s)	$226		$218	$348	$475		$874	$1,258

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.72		$9.35	$9.50	$9.63		$9.49	$9.63
Income from Investment Operations:
Net investment income (b)	0.12		0.25	0.24	0.26		0.26	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.40		0.37	(0.15)	(0.14)		0.14	(0.09)
Total from investment operations	0.52		0.62	0.09	0.12		0.40	0.16
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.24)	(0.24)	(0.25)		(0.26)	(0.25)
From net realized gains	—		(0.01)	—	—		—	(0.05)
Total distributions to shareholders	(0.12)		(0.25)	(0.24)	(0.25)		(0.26)	(0.30)
Net Asset Value, End of Period	$10.12		$9.72	$9.35	$9.50		$9.63	$9.49
Total return (c)(d)	5.37	%(e)	6.74%	1.00%	1.31%		4.22%	1.61%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.55	%(g)	1.54%	1.50%	1.50%		1.50%	1.50%
Interest expense	—		—	—	—	%(h)	—	—	%(h)
Net expenses (f)	1.55	%(g)	1.54%	1.50%	1.50%		1.50%	1.50%
Waiver/Reimbursement	0.09	%(g)	0.11%	0.13%	0.16%		0.20%	0.18%
Net investment income (f)	2.39	%(g)	2.55%	2.58%	2.67%		2.67%	2.55%
Portfolio turnover rate	4	%(e)	25%	19%	5%		13%	35%
Net assets, end of period (000s)	$2,160		$1,875	$1,061	$1,263		$1,274	$1,339

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$9.70		$9.33	$9.48	$9.61		$9.47	$9.61
Income from Investment Operations:
Net investment income (b)	0.17		0.34	0.34	0.35		0.35	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.40		0.38	(0.15)	(0.13)		0.14	(0.09)
Total from investment operations	0.57		0.72	0.19	0.22		0.49	0.25
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)	(0.34)	(0.35)		(0.35)	(0.34)
From net realized gains	—		(0.01)	—	—		—	(0.05)
Total distributions to shareholders	(0.17)		(0.35)	(0.34)	(0.35)		(0.35)	(0.39)
Net Asset Value, End of Period	$10.10		$9.70	$9.33	$9.48		$9.61	$9.47
Total return (c)(d)	5.90	%(e)	7.82%	2.02%	2.33%		5.27%	2.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.55	%(g)	0.54%	0.50%	0.50%		0.50%	0.50%
Interest expense	—		—	—	—	%(h)	—	—	%(h)
Net expenses (f)	0.55	%(g)	0.54%	0.50%	0.50%		0.50%	0.50%
Waiver/Reimbursement	0.09	%(g)	0.11%	0.13%	0.16%		0.20%	0.18%
Net investment income (f)	3.40	%(g)	3.56%	3.58%	3.66%		3.67%	3.55%
Portfolio turnover rate	4	%(e)	25%	19%	5%		13%	35%
Net assets, end of period (000s)	$227,695		$211,046	$187,844	$203,426		$132,921	$122,286

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.58		$10.18	$10.35	$10.54		$10.51	$10.66
Income from Investment Operations:
Net investment income (b)	0.16		0.34	0.37	0.40		0.40	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.41		0.40	(0.17)	(0.19)		0.03	(0.15)
Total from investment operations	0.57		0.74	0.20	0.21		0.43	0.25
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.34)	(0.37)	(0.40)		(0.40)	(0.40)
Net Asset Value, End of Period	$10.99		$10.58	$10.18	$10.35		$10.54	$10.51
Total return (c)(d)	5.46	%(e)	7.31%	2.04%	2.00%		4.20%	2.38%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.80	%(g)	0.78%	0.75%	0.75%		0.75%	0.75%
Interest expense	—		—	—	—	%(h)	—	—	%(h)
Net expenses (f)	0.80	%(g)	0.78%	0.75%	0.75%		0.75%	0.75%
Waiver/Reimbursement	0.15	%(g)	0.17%	0.17%	0.20%		0.21%	0.19%
Net investment income (f)	3.05	%(g)	3.20%	3.67%	3.80%		3.84%	3.79%
Portfolio turnover rate	6	%(e)	22%	22%	28%		26%	12%
Net assets, end of period (000s)	$18,899		$19,433	$14,801	$13,742		$15,574	$17,913

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.58		$10.19	$10.35	$10.55		$10.52	$10.67
Income from Investment Operations:
Net investment income (b)	0.12		0.26	0.30	0.32		0.33	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.41		0.39	(0.16)	(0.20)		0.03	(0.15)
Total from investment operations	0.53		0.65	0.14	0.12		0.36	0.17
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.26)	(0.30)	(0.32)		(0.33)	(0.32)
Net Asset Value, End of Period	$10.99		$10.58	$10.19	$10.35		$10.55	$10.52
Total return (c)(d)	5.07	%(e)	6.41%	1.38%	1.15%		3.43%	1.62%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.55	%(g)	1.53%	1.50%	1.50%		1.50%	1.50%
Interest expense	—		—	—	—	%(h)	—	—	%(h)
Net expenses (f)	1.55	%(g)	1.53%	1.50%	1.50%		1.50%	1.50%
Waiver/Reimbursement	0.15	%(g)	0.17%	0.17%	0.20%		0.21%	0.19%
Net investment income (f)	2.30	%(g)	2.47%	2.92%	3.05%		3.09%	3.04%
Portfolio turnover rate	6	%(e)	22%	22%	28%		26%	12%
Net assets, end of period (000s)	$704		$886	$1,266	$1,364		$1,960	$2,581

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.58		$10.18	$10.35	$10.55		$10.51	$10.66
Income from Investment Operations:
Net investment income (b)	0.12		0.26	0.30	0.32		0.33	0.32
Net realized and unrealized gain (loss) on investments and futures contract	0.41		0.40	(0.17)	(0.20)		0.04	(0.15)
Total from investment operations	0.53		0.66	0.13	0.12		0.37	0.17
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.26)	(0.30)	(0.32)		(0.33)	(0.32)
Net Asset Value, End of Period	$10.99		$10.58	$10.18	$10.35		$10.55	$10.51
Total return (c)(d)	5.07	%(e)	6.51%	1.28%	1.14%		3.52%	1.62%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.55	%(g)	1.53%	1.50%	1.50%		1.50%	1.50%
Interest expense	—		—	—	—	%(h)	—	—	%(h)
Net expenses (f)	1.55	%(g)	1.53%	1.50%	1.50%		1.50%	1.50%
Waiver/Reimbursement	0.15	%(g)	0.17%	0.17%	0.20%		0.21%	0.19%
Net investment income (f)	2.29	%(g)	2.42%	2.92%	3.05%		3.09%	3.04%
Portfolio turnover rate	6	%(e)	22%	22%	28%		26%	12%
Net assets, end of period (000s)	$3,811		$3,567	$2,100	$1,830		$1,877	$2,189

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$10.58		$10.18	$10.35	$10.54		$10.51	$10.66
Income from Investment Operations:
Net investment income (b)	0.18		0.36	0.40	0.42		0.43	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.41		0.40	(0.17)	(0.19)		0.03	(0.15)
Total from investment operations	0.59		0.76	0.23	0.23		0.46	0.28
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.36)	(0.40)	(0.42)		(0.43)	(0.43)
Net Asset Value, End of Period	$10.99		$10.58	$10.18	$10.35		$10.54	$10.51
Total return (c)(d)	5.59	%(e)	7.58%	2.30%	2.26%		4.46%	2.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.55	%(g)	0.53%	0.50%	0.50%		0.50%	0.50%
Interest expense	—		—	—	—	%(h)	—	—	%(h)
Net expenses (f)	0.55	%(g)	0.53%	0.50%	0.50%		0.50%	0.50%
Waiver/Reimbursement	0.15	%(g)	0.17%	0.17%	0.20%		0.21%	0.19%
Net investment income (f)	3.29	%(g)	3.46%	3.92%	4.05%		4.09%	4.04%
Portfolio turnover rate	6	%(e)	22%	22%	28%		26%	12%
Net assets, end of period (000s)	$102,696		$110,040	$110,408	$106,927		$100,541	$102,259

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.53		$10.08	$10.44	$10.63	$10.57		$10.78
Income from Investment Operations:
Net investment income (b)	0.17		0.34	0.38	0.39	0.40		0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		0.45	(0.36)	(0.19)	0.06		(0.22)
Total from investment operations	0.54		0.79	0.02	0.20	0.46		0.17
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)	(0.38)	(0.39)	(0.40)		(0.38)
Net Asset Value, End of Period	$10.90		$10.53	$10.08	$10.44	$10.63		$10.57
Total return (c)(d)	5.14	%(e)	7.93%	0.26%	1.96%	4.46%		1.59%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.80	%(g)	0.79%	0.75%	0.75%	0.75%		0.75%
Interest expense	—		—	—	—	—	%(h)	—	%(h)
Net expenses (f)	0.80	%(g)	0.79%	0.75%	0.75%	0.75%		0.75%
Waiver/Reimbursement	0.13	%(g)	0.15%	0.15%	0.16%	0.17%		0.16%
Net investment income (f)	3.12	%(g)	3.26%	3.76%	3.74%	3.81%		3.59%
Portfolio turnover rate	9	%(e)	23%	11%	8%	20%		24%
Net assets, end of period (000s)	$27,265		$27,423	$23,530	$24,405	$24,730		$28,877

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.54		$10.09	$10.45	$10.64	$10.57		$10.78
Income from Investment Operations:
Net investment income (b)	0.13		0.27	0.31	0.32	0.33		0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		0.45	(0.36)	(0.19)	0.06		(0.21)
Total from investment operations	0.50		0.72	(0.05)	0.13	0.39		0.09
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.27)	(0.31)	(0.32)	(0.32)		(0.30)
Net Asset Value, End of Period	$10.91		$10.54	$10.09	$10.45	$10.64		$10.57
Total return (c)(d)	4.74	%(e)	7.13%	(0.48)%	1.20%	3.78%		0.83%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.55	%(g)	1.54%	1.50%	1.50%	1.50%		1.50%
Interest expense	—		—	—	—	—	%(h)	—	%(h)
Net expenses (f)	1.55	%(g)	1.54%	1.50%	1.50%	1.50%		1.50%
Waiver/Reimbursement	0.13	%(g)	0.15%	0.15%	0.16%	0.17%		0.16%
Net investment income (f)	2.37	%(g)	2.56%	3.01%	3.00%	3.07%		2.84%
Portfolio turnover rate	9	%(e)	23%	11%	8%	20%		24%
Net assets, end of period (000s)	$550		$929	$2,220	$2,689	$4,159		$7,825

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.53		$10.08	$10.44	$10.63	$10.57		$10.78
Income from Investment Operations:
Net investment income (b)	0.13		0.26	0.31	0.32	0.32		0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		0.45	(0.36)	(0.19)	0.06		(0.21)
Total from investment operations	0.50		0.71	(0.05)	0.13	0.38		0.09
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.26)	(0.31)	(0.32)	(0.32)		(0.30)
Net Asset Value, End of Period	$10.90		$10.53	$10.08	$10.44	$10.63		$10.57
Total return (c)(d)	4.74	%(e)	7.12%	(0.49)%	1.20%	3.68%		0.83%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.55	%(g)	1.54%	1.50%	1.50%	1.50%		1.50%
Interest expense	—		—	—	—	—	%(h)	—	%(h)
Net expenses (f)	1.55	%(g)	1.54%	1.50%	1.50%	1.50%		1.50%
Waiver/Reimbursement	0.13	%(g)	0.15%	0.15%	0.16%	0.17%		0.16%
Net investment income (f)	2.34	%(g)	2.49%	3.02%	2.99%	3.06%		2.84%
Portfolio turnover rate	9	%(e)	23%	11%	8%	20%		24%
Net assets, end of period (000s)	$4,745		$3,269	$2,143	$1,597	$1,767		$1,979

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.53		$10.09	$10.44	$10.63	$10.57		$10.78
Income from Investment Operations:
Net investment income (b)	0.18		0.37	0.41	0.42	0.43		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		0.44	(0.35)	(0.19)	0.06		(0.21)
Total from investment operations	0.55		0.81	0.06	0.23	0.49		0.20
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)	(0.41)	(0.42)	(0.43)		(0.41)
Net Asset Value, End of Period	$10.90		$10.53	$10.09	$10.44	$10.63		$10.57
Total return (c)(d)	5.27	%(e)	8.09%	0.61%	2.21%	4.72%		1.84%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.55	%(g)	0.54%	0.50%	0.50%	0.50%		0.50%
Interest expense	—		—	—	—	—	%(h)	—	%(h)
Net expenses (f)	0.55	%(g)	0.54%	0.50%	0.50%	0.50%		0.50%
Waiver/Reimbursement	0.13	%(g)	0.15%	0.15%	0.16%	0.17%		0.16%
Net investment income (f)	3.37	%(g)	3.52%	4.01%	3.99%	4.06%		3.84%
Portfolio turnover rate	9	%(e)	23%	11%	8%	20%		24%
Net assets, end of period (000s)	$128,785		$131,234	$126,661	$135,506	$141,094		$148,553

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$10.17		$9.79	$10.08	$10.38	$10.40	$10.56
Income from Investment Operations:
Net investment income (b)	0.15		0.33	0.37	0.39	0.40	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.39		0.38	(0.29)	(0.30)	0.03	(0.16)
Total from investment operations	0.54		0.71	0.08	0.09	0.43	0.25
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)	(0.37)	(0.39)	(0.39)	(0.41)
From net realized gains	—		—	—	— (c)	(0.06)	—
Total distributions to shareholders	(0.15)		(0.33)	(0.37)	(0.39)	(0.45)	(0.41)
Net Asset Value, End of Period	$10.56		$10.17	$9.79	$10.08	$10.38	$10.40
Total return (d)(e)	5.36	%(f)	7.34%	0.87%	0.84%	4.23%	2.37%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.80	%(h)	0.78%	0.75%	0.75%	0.75%	0.75%
Waiver/Reimbursement	0.11	%(h)	0.13%	0.14%	0.16%	0.18%	0.17%
Net investment income (g)	2.92	%(h)	3.27%	3.79%	3.73%	3.80%	3.89%
Portfolio turnover rate	9	%(f)	15%	20%	25%	17%	16%
Net assets, end of period (000s)	$36,324		$33,307	$23,236	$22,399	$18,705	$19,155

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$10.17		$9.79	$10.08	$10.38	$10.39	$10.56
Income from Investment Operations:
Net investment income (b)	0.11		0.26	0.30	0.31	0.32	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.39		0.38	(0.29)	(0.30)	0.04	(0.17)
Total from investment operations	0.50		0.64	0.01	0.01	0.36	0.16
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.26)	(0.30)	(0.31)	(0.31)	(0.33)
From net realized gains	—		—	—	— (c)	(0.06)	—
Total distributions to shareholders	(0.11)		(0.26)	(0.30)	(0.31)	(0.37)	(0.33)
Net Asset Value, End of Period	$10.56		$10.17	$9.79	$10.08	$10.38	$10.39
Total return (d)(e)	4.97	%(f)	6.55%	0.13%	0.09%	3.55%	1.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.55	%(h)	1.53%	1.50%	1.50%	1.50%	1.50%
Waiver/Reimbursement	0.11	%(h)	0.13%	0.14%	0.16%	0.18%	0.17%
Net investment income (g)	2.18	%(h)	2.56%	3.04%	2.99%	3.05%	3.14%
Portfolio turnover rate	9	%(f)	15%	20%	25%	17%	16%
Net assets, end of period (000s)	$1,262		$1,260	$1,920	$2,668	$3,776	$4,478

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$10.17		$9.79	$10.08	$10.38	$10.40	$10.56
Income from Investment Operations:
Net investment income (b)	0.11		0.26	0.30	0.31	0.32	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.39		0.38	(0.29)	(0.30)	0.03	(0.16)
Total from investment operations	0.50		0.64	0.01	0.01	0.35	0.17
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.26)	(0.30)	(0.31)	(0.31)	(0.33)
From net realized gains	—		—	—	— (c)	(0.06)	—
Total distributions to shareholders	(0.11)		(0.26)	(0.30)	(0.31)	(0.37)	(0.33)
Net Asset Value, End of Period	$10.56		$10.17	$9.79	$10.08	$10.38	$10.40
Total return (d)(e)	4.97	%(f)	6.55%	0.12%	0.09%	3.45%	1.60%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.55	%(h)	1.53%	1.50%	1.50%	1.50%	1.50%
Waiver/Reimbursement	0.11	%(h)	0.13%	0.14%	0.16%	0.18%	0.17%
Net investment income (g)	2.17	%(h)	2.54%	3.04%	2.99%	3.05%	3.14%
Portfolio turnover rate	9	%(f)	15%	20%	25%	17%	16%
Net assets, end of period (000s)	$4,760		$3,797	$3,672	$3,108	$3,760	$4,650

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$10.17		$9.79	$10.07	$10.38	$10.39	$10.56
Income from Investment Operations:
Net investment income (b)	0.17		0.36	0.40	0.41	0.42	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.39		0.38	(0.28)	(0.31)	0.05	(0.16)
Total from investment operations	0.56		0.74	0.12	0.10	0.47	0.27
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.36)	(0.40)	(0.41)	(0.42)	(0.44)
From net realized gains	—		—	—	— (c)	(0.06)	—
Total distributions to shareholders	(0.17)		(0.36)	(0.40)	(0.41)	(0.48)	(0.44)
Net Asset Value, End of Period	$10.56		$10.17	$9.79	$10.07	$10.38	$10.39
Total return (d)(e)	5.49	%(f)	7.61%	1.22%	0.99%	4.59%	2.53%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.55	%(h)	0.53%	0.50%	0.50%	0.50%	0.50%
Waiver/Reimbursement	0.11	%(h)	0.13%	0.14%	0.16%	0.18%	0.17%
Net investment income (g)	3.18	%(h)	3.54%	4.03%	3.99%	4.05%	4.14%
Portfolio turnover rate	9	%(f)	15%	20%	25%	17%	16%
Net assets, end of period (000s)	$179,862		$172,795	$163,885	$154,515	$155,432	$138,854

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.17		$9.84	$10.01	$10.27	$10.25		$10.46
Income from Investment Operations:
Net investment income (b)	0.18		0.34	0.37	0.39	0.39		0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.35		0.33	(0.17)	(0.25)	0.06		(0.17)
Total from investment operations	0.53		0.67	0.20	0.14	0.45		0.26
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.34)	(0.37)	(0.38)	(0.38)		(0.40)
From net realized gains	—		—	—	(0.02)	(0.05)		(0.07)
Total distributions to shareholders	(0.18)		(0.34)	(0.37)	(0.40)	(0.43)		(0.47)
Net Asset Value, End of Period	$10.52		$10.17	$9.84	$10.01	$10.27		$10.25
Total return (c)(d)	5.20	%(e)	6.91%	2.09%	1.39%	4.50%		2.46%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.80	%(g)	0.78%	0.75%	0.75%	0.75%		0.75%
Interest expense	—		—	—	—	—	%(h)	—	%(h)
Net expenses (f)	0.80	%(g)	0.78%	0.75%	0.75%	0.75%		0.75%
Waiver/Reimbursement	0.12	%(g)	0.13%	0.13%	0.15%	0.17%		0.14%
Net investment income (f)	3.39	%(g)	3.39%	3.76%	3.78%	3.77%		3.78%
Portfolio turnover rate	6	%(e)	16%	21%	13%	15%		11%
Net assets, end of period (000s)	$18,406		$24,126	$23,865	$16,007	$17,443		$18,855

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.18		$9.85	$10.01	$10.27	$10.25		$10.46
Income from Investment Operations:
Net investment income (b)	0.14		0.27	0.30	0.31	0.31		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.34		0.33	(0.16)	(0.24)	0.07		(0.16)
Total from investment operations	0.48		0.60	0.14	0.07	0.38		0.18
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.27)	(0.30)	(0.31)	(0.31)		(0.32)
From net realized gains	—		—	—	(0.02)	(0.05)		(0.07)
Total distributions to shareholders	(0.14)		(0.27)	(0.30)	(0.33)	(0.36)		(0.39)
Net Asset Value, End of Period	$10.52		$10.18	$9.85	$10.01	$10.27		$10.25
Total return (c)(d)	4.70	%(e)	6.12%	1.43%	0.64%	3.72%		1.70%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.55	%(g)	1.53%	1.50%	1.50%	1.50%		1.50%
Interest expense	—		—	—	—	—	%(h)	—	%(h)
Net expenses (f)	1.55	%(g)	1.53%	1.50%	1.50%	1.50%		1.50%
Waiver/Reimbursement	0.12	%(g)	0.13%	0.13%	0.15%	0.17%		0.14%
Net investment income (f)	2.63	%(g)	2.64%	3.03%	3.03%	3.02%		3.03%
Portfolio turnover rate	6	%(e)	16%	21%	13%	15%		11%
Net assets, end of period (000s)	$877		$1,175	$1,978	$2,268	$2,866		$4,135

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.18		$9.85	$10.01	$10.28	$10.26		$10.47
Income from Investment Operations:
Net investment income (b)	0.14		0.27	0.30	0.31	0.31		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.35		0.33	(0.16)	(0.26)	0.07		(0.16)
Total from investment operations	0.49		0.60	0.14	0.05	0.38		0.18
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.27)	(0.30)	(0.30)	(0.31)		(0.32)
From net realized gains	—		—	—	(0.02)	(0.05)		(0.07)
Total distributions to shareholders	(0.14)		(0.27)	(0.30)	(0.32)	(0.36)		(0.39)
Net Asset Value, End of Period	$10.53		$10.18	$9.85	$10.01	$10.28		$10.26
Total return (c)(d)	4.80	%(e)	6.11%	1.43%	0.54%	3.72%		1.70%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.55	%(g)	1.53%	1.50%	1.50%	1.50%		1.50%
Interest expense	—		—	—	—	—	%(h)	—	%(h)
Net expenses (f)	1.55	%(g)	1.53%	1.50%	1.50%	1.50%		1.50%
Waiver/Reimbursement	0.12	%(g)	0.13%	0.13%	0.15%	0.17%		0.14%
Net investment income (f)	2.62	%(g)	2.63%	3.02%	3.03%	3.02%		3.03%
Portfolio turnover rate	6	%(e)	16%	21%	13%	15%		11%
Net assets, end of period (000s)	$10,071		$9,300	$6,146	$5,697	$6,324		$7,060

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.18		$9.84	$10.01	$10.27	$10.25		$10.46
Income from Investment Operations:
Net investment income (b)	0.19		0.37	0.40	0.41	0.41		0.46
Net realized and unrealized gain (loss) on investments and futures contracts	0.34		0.34	(0.17)	(0.24)	0.07		(0.18)
Total from investment operations	0.53		0.71	0.23	0.17	0.48		0.28
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.37)	(0.40)	(0.41)	(0.41)		(0.42)
From net realized gains	—		—	—	(0.02)	(0.05)		(0.07)
Total distributions to shareholders	(0.19)		(0.37)	(0.40)	(0.43)	(0.46)		(0.49)
Net Asset Value, End of Period	$10.52		$10.18	$9.84	$10.01	$10.27		$10.25
Total return (c)(d)	5.23	%(e)	7.28%	2.34%	1.65%	4.76%		2.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.55	%(g)	0.53%	0.50%	0.50%	0.50%		0.50%
Interest expense	—		—	—	—	—	%(h)	—	%(h)
Net expenses (f)	0.55	%(g)	0.53%	0.50%	0.50%	0.50%		0.50%
Waiver/Reimbursement	0.12	%(g)	0.13%	0.13%	0.15%	0.17%		0.14%
Net investment income (f)	3.63	%(g)	3.64%	4.03%	4.03%	4.01%		4.03%
Portfolio turnover rate	6	%(e)	16%	21%	13%	15%		11%
Net assets, end of period (000s)	$155,198		$150,971	$172,604	$170,987	$157,399		$160,021

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.94		$10.57	$10.65	$10.73	$10.67		$10.86
Income from Investment Operations:
Net investment income (b)	0.17		0.35	0.37	0.38	0.38		0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		0.37	(0.08)	(0.08)	0.11		(0.18)
Total from investment operations	0.55		0.72	0.29	0.30	0.49		0.20
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.35)	(0.37)	(0.38)	(0.38)		(0.38)
From net realized gains	—		—	—	— (c)	(0.05)		(0.01)
Total distributions to shareholders	(0.17)		(0.35)	(0.37)	(0.38)	(0.43)		(0.39)
Net Asset Value, End of Period	$11.32		$10.94	$10.57	$10.65	$10.73		$10.67
Total return (d)(e)	5.06	%(f)	6.83%	2.83%	2.85%	4.64%		1.88%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.80	%(h)	0.78%	0.75%	0.75%	0.75%		0.75%
Interest expense	—		—	—	—	—	%(i)	—	%(i)
Net expenses (g)	0.80	%(h)	0.78%	0.75%	0.75%	0.75%		0.75%
Waiver/Reimbursement	0.07	%(h)	0.09%	0.11%	0.12%	0.13%		0.12%
Net investment income (g)	3.06	%(h)	3.17%	3.54%	3.51%	3.55%		3.54%
Portfolio turnover rate	4	%(f)	12%	12%	12%	22%		30%
Net assets, end of period (000s)	$51,691		$51,857	$47,970	$48,158	$48,924		$53,054

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.95		$10.57	$10.65	$10.73	$10.67		$10.86
Income from Investment Operations:
Net investment income (b)	0.13		0.27	0.29	0.30	0.30		0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		0.37	(0.08)	(0.08)	0.11		(0.18)
Total from investment operations	0.50		0.64	0.21	0.22	0.41		0.12
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.26)	(0.29)	(0.30)	(0.30)		(0.30)
From net realized gains	—		—	—	— (c)	(0.05)		(0.01)
Total distributions to shareholders	(0.13)		(0.26)	(0.29)	(0.30)	(0.35)		(0.31)
Net Asset Value, End of Period	$11.32		$10.95	$10.57	$10.65	$10.73		$10.67
Total return (d)(e)	4.58	%(f)	6.14%	2.07%	2.08%	3.86%		1.12%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.55	%(h)	1.53%	1.50%	1.50%	1.50%		1.50%
Interest expense	—		—	—	—	—	%(i)	—	%(i)
Net expenses (g)	1.55	%(h)	1.53%	1.50%	1.50%	1.50%		1.50%
Waiver/Reimbursement	0.07	%(h)	0.09%	0.11%	0.12%	0.13%		0.12%
Net investment income (g)	2.31	%(h)	2.44%	2.80%	2.77%	2.80%		2.79%
Portfolio turnover rate	4	%(f)	12%	12%	12%	22%		30%
Net assets, end of period (000s)	$1,070		$1,575	$2,220	$2,434	$3,119		$4,360

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.95		$10.57	$10.65	$10.73	$10.67		$10.86
Income from Investment Operations:
Net investment income (b)	0.13		0.26	0.29	0.30	0.30		0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		0.38	(0.08)	(0.08)	0.11		(0.18)
Total from investment operations	0.50		0.64	0.21	0.22	0.41		0.12
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.26)	(0.29)	(0.30)	(0.30)		(0.30)
From net realized gains	—		—	—	— (c)	(0.05)		(0.01)
Total distributions to shareholders	(0.13)		(0.26)	(0.29)	(0.30)	(0.35)		(0.31)
Net Asset Value, End of Period	$11.32		$10.95	$10.57	$10.65	$10.73		$10.67
Total return (d)(e)	4.57	%(f)	6.13%	2.07%	2.08%	3.86%		1.12%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.55	%(h)	1.53%	1.50%	1.50%	1.50%		1.50%
Interest expense	—		—	—	—	—	%(i)	—	%(i)
Net expenses (g)	1.55	%(h)	1.53%	1.50%	1.50%	1.50%		1.50%
Waiver/Reimbursement	0.07	%(h)	0.09%	0.11%	0.12%	0.13%		0.12%
Net investment income (g)	2.29	%(h)	2.41%	2.79%	2.77%	2.80%		2.79%
Portfolio turnover rate	4	%(f)	12%	12%	12%	22%		30%
Net assets, end of period (000s)	$3,740		$2,499	$1,898	$967	$1,340		$1,450

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$10.94		$10.57	$10.65	$10.73	$10.67		$10.86
Income from Investment Operations:
Net investment income (b)	0.18		0.37	0.40	0.40	0.41		0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		0.37	(0.08)	(0.07)	0.10		(0.21)
Total from investment operations	0.56		0.74	0.32	0.33	0.51		0.23
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)	(0.40)	(0.41)	(0.40)		(0.41)
From net realized gains	—		—	—	— (c)	(0.05)		(0.01)
Total distributions to shareholders	(0.18)		(0.37)	(0.40)	(0.41)	(0.45)		(0.42)
Net Asset Value, End of Period	$11.32		$10.94	$10.57	$10.65	$10.73		$10.67
Total return (d)(e)	5.19	%(f)	7.10%	3.09%	3.10%	4.90%		2.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.55	%(h)	0.53%	0.50%	0.50%	0.50%		0.50%
Interest expense	—		—	—	—	—	%(i)	—	%(i)
Net expenses (g)	0.55	%(h)	0.53%	0.50%	0.50%	0.50%		0.50%
Waiver/Reimbursement	0.07	%(h)	0.09%	0.11%	0.12%	0.13%		0.12%
Net investment income (g)	3.30	%(h)	3.42%	3.80%	3.76%	3.80%		3.79%
Portfolio turnover rate	4	%(f)	12%	12%	12%	22%		30%
Net assets, end of period (000s)	$282,105		$278,479	$267,576	$288,262	$273,728		$266,292

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Municipal Bond Funds

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each, a "Fund" and collectively, the "Funds"):

Columbia Short Term Municipal Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund is a non-diversified fund. Each of the other Funds operates as a diversified fund.

Investment Objectives

Columbia Short Term Municipal Bond Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.

Each of the state-specific Intermediate Municipal Bond Funds seeks current income exempt from federal income tax and the respective state individual income tax, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. The Funds no longer accept investments by new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 1.00% for Columbia Short Term Municipal Bond Fund and 3.25% for the state-specific Intermediate Municipal Bond Funds, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge ("CDSC") of 1.00% based upon the holding period after purchase. Class B shares of the state-specific Intermediate Municipal Bond Funds are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares of the state-specific Intermediate Municipal Bond Funds will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as disclosed in Note 11, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Municipal Bond Funds, September 30, 2010 (Unaudited)

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar

Municipal Bond Funds, September 30, 2010 (Unaudited)

year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Short Term Municipal Bond Fund	$36,039,799	$33,157	$—
Columbia California Intermediate Municipal Bond Fund	7,781,315	3,073	141,523
Columbia Georgia Intermediate Municipal Bond Fund	4,506,122	3,574	—
Columbia Maryland Intermediate Municipal Bond Fund	5,494,650	106,849	—
Columbia North Carolina Intermediate Municipal Bond Fund	6,939,301	69,082	—
Columbia South Carolina Intermediate Municipal Bond Fund	7,126,807	89,026	—
Columbia Virginia Intermediate Municipal Bond Fund	11,077,237	145,799	—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Columbia Short Term Municipal Bond Fund	$44,095,408	$(421,984)	$43,673,424
Columbia California Intermediate Municipal Bond Fund	14,838,370	(593,490)	14,244,880
Columbia Georgia Intermediate Municipal Bond Fund	8,113,265	(79,794)	8,033,471
Columbia Maryland Intermediate Municipal Bond Fund	10,622,946	(141,094)	10,481,852
Columbia North Carolina Intermediate Municipal Bond Fund	13,443,747	(209,131)	13,234,616
Columbia South Carolina Intermediate Municipal Bond Fund	11,366,921	(144,527)	11,222,394
Columbia Virginia Intermediate Municipal Bond Fund	23,676,643	(928,884)	22,747,759

Municipal Bond Funds, September 30, 2010 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2011	2012	2013	2014	2015	2016	2017	2018	Total
Columbia Short Term Municipal Bond Fund	$10,024	$397,238	$2,170,497	$3,786,208	$3,090,745	$1,181,270	$—	$—	$10,635,982
Columbia California Intermediate Municipal Bond Fund	—	—	—	—	—	—	—	549,741	549,741
Columbia Georgia Intermediate Municipal Bond Fund	728,393	—	—	—	—	—	—	231,576	959,969
Columbia Maryland Intermediate Municipal Bond Fund	421,787	—	828,332	901,428	271,557	—	511	2,323,465	4,747,080
Columbia North Carolina Intermediate Municipal Bond Fund	—	—	—	—	—	—	1,049,117	2,838,774	3,887,891
Columbia South Carolina Intermediate Municipal Bond Fund	—	—	—	—	—	317,772	952,549	1,541,416	2,811,737
Columbia Virginia Intermediate Municipal Bond Fund	—	—	—	—	—	—	72.197	1,092,743	1,164,940

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial") acquired a portion of the asset management business of Columbia Management Group, LLC (the "Transaction"), including the business of managing the Funds. In connection with the closing of the Transaction (the "Closing"), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Funds and subsequently changed its name to Columbia Management Investment Advisers, LLC

Municipal Bond Funds, September 30, 2010 (Unaudited)

(the "New Advisor"). The New Advisor receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	Fees on Average Net Assets
	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
All Funds (except Columbia Short Term Municipal Bond Fund)	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Municipal Bond Fund	0.30%	0.25%	0.25%	0.25%	0.25%	0.25%

Prior to the Closing, Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provided investment advisory services to the Funds under the same fee structure.

For the six month period ended September 30, 2010, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Short Term Municipal Bond Fund	0.26%
Columbia California Intermediate Municipal Bond Fund	0.40%
Columbia Georgia Intermediate Municipal Bond Fund	0.40%
Columbia Maryland Intermediate Municipal Bond Fund	0.40%
Columbia North Carolina Intermediate Municipal Bond Fund	0.40%
Columbia South Carolina Intermediate Municipal Bond Fund	0.40%
Columbia Virginia Intermediate Municipal Bond Fund	0.40%

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Funds under a new Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Funds, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives an administration fee from each Fund, computed daily and paid monthly, at the annual rate of 0.15% of each Fund's average daily net assets less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below. Prior to the Closing, Columbia provided administrative services to the Funds at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Funds entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, each Fund pays State Street an annual fee

Municipal Bond Funds, September 30, 2010 (Unaudited)

of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Also, prior to the Closing, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds' portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Funds and subsequently changed its name to Columbia Management Investment Services Corp. (the "New Transfer Agent"). The New Transfer Agent has contracted with Boston Financial Data Services, Inc. ("BFDS") to serve as sub-transfer agent. The New Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Funds. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Funds and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six month period ended September 30, 2010, the annualized effective transfer agent fee rates for each class of the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Short Term Municipal Bond Fund	0.07%
Columbia California Intermediate Municipal Bond Fund	— %*
Columbia Georgia Intermediate Municipal
Bond Fund	0.01%
Columbia Maryland Intermediate Municipal Bond Fund	0.01%
Columbia North Carolina Intermediate Municipal Bond Fund	0.01%
Columbia South Carolina Intermediate Municipal Bond Fund	0.01%
Columbia Virginia Intermediate Municipal Bond Fund	0.01%

*  Rounds to less than 0.01%

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense

Municipal Bond Funds, September 30, 2010 (Unaudited)

reductions on the Statements of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Funds and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the "New Distributor").

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares and net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares were as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia Short Term Municipal Bond Fund	$8,890	$34,188	$—	$17,543
Columbia California Intermediate Municipal Bond Fund	1,471	—	—	—
Columbia Georgia Intermediate Municipal Bond Fund	962	—	500	19
Columbia Maryland Intermediate Municipal Bond Fund	2,055	—	1,099	145
Columbia North Carolina Intermediate Municipal Bond Fund	4,000	—	—	—
Columbia South Carolina Intermediate Municipal Bond Fund	2,843	—	—	—	*
Columbia Virginia Intermediate Municipal Bond Fund	1,052	100	2	95

*  Rounds to less than $1.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for the Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the New Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the New Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Funds' shares. There were no changes to the underwriting discount structure of the Funds or the service or distribution fee rates paid by the Funds as a result of the Transaction.

Municipal Bond Funds, September 30, 2010 (Unaudited)

Fee Waivers and Expense Reimbursements

Effective May 1, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the Funds' expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, do not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia Short Term Municipal Bond Fund	0.50%
Columbia California Intermediate Municipal Bond Fund	0.55%
Columbia Georgia Intermediate Municipal Bond Fund	0.55%
Columbia Maryland Intermediate Municipal Bond Fund	0.55%
Annual Rate
Columbia North Carolina Intermediate Municipal Bond Fund	0.55%
Columbia South Carolina Intermediate Municipal Bond Fund	0.55%
Columbia Virginia Intermediate Municipal Bond Fund	0.55%

These arrangements may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Funds' expenses in the same manner.

The New Advisor is entitled to recover from the Funds any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery does not cause the Funds' expenses to exceed the expense limitations in effect at the time of recovery. Prior to May 1, 2010, Columbia was entitled to recover fees waived and/or expenses reimbursed from the Funds in the same manner.

At September 30, 2010, the amounts potentially recoverable pursuant to this arrangement are as follows:

	Amount of potential recovery expiring March 31,				Total potential	Amount recovered during the six month period ended
	2014	2013	2012	2011	recovery	9/30/10
Columbia Short Term Municipal Bond Fund	$—	$223,599	$602,386	$470,889	$1,296,874	$—
Columbia California Intermediate Municipal Bond Fund	103,872	249,629	299,298	245,824	898,623	—
Columbia Georgia Intermediate Municipal Bond Fund	94,160	221,167	212,433	246,888	774,648	—
Columbia Maryland Intermediate Municipal Bond Fund	105,158	249,129	239,429	267,402	861,118	—
Columbia North Carolina Intermediate Municipal Bond Fund	116,599	259,947	259,156	293,196	928,898	—
Columbia South Carolina Intermediate Municipal Bond Fund	107,925	247,880	267,234	273,304	896,343	—
Columbia Virginia Intermediate Municipal Bond Fund	121,169	298,704	367,033	386,045	1,172,951	—

Municipal Bond Funds, September 30, 2010 (Unaudited)

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Funds are employees of the New Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, each Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Funds, as set forth on the Statements of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund). Prior to the Closing, if no funds were selected, income earned on the plan participant's deferral account was based on the rate of return of BofA Treasury Reserves (formerly known as Columbia Treasury Reserves). Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees" on the Statements of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees" on the Statements of Assets and Liabilities.

Other

Prior to the Closing, certain Funds made daily investments of cash balances in BofA (formerly Columbia) Tax-Exempt Reserves and/or BofA (formerly Columbia) California Tax-Exempt Reserves, each formerly an affiliated open-ended investment company of Columbia, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned prior to the Closing by each Fund from such investments is included as "Dividends from affiliates" on the Statements of Operations. As an investing Fund, each Fund was indirectly allocated its proportionate share of the expenses of BofA Tax-Exempt Reserves and/or BofA California Tax-Exempt Reserves.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Columbia Short Term Municipal Bond Fund	$247
Columbia California Intermediate Municipal Bond Fund	1
Columbia Georgia Intermediate Municipal Bond Fund	3
Columbia Maryland Intermediate Municipal Bond Fund	2
Columbia North Carolina Intermediate Municipal Bond Fund	1
Columbia South Carolina Intermediate Municipal Bond Fund	3
Columbia Virginia Intermediate Municipal Bond Fund	—*

*  Rounds to less than $1.00.

Municipal Bond Funds, September 30, 2010 (Unaudited)

Note 6. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Purchases	Sales
Columbia Short Term Municipal Bond Fund	$553,451,452	$685,822,051
Columbia California Intermediate Municipal Bond Fund	12,363,594	9,236,637
Columbia Georgia Intermediate Municipal Bond Fund	8,012,296	19,245,440
Columbia Maryland Intermediate Municipal Bond Fund	13,760,417	17,251,406
Columbia North Carolina Intermediate Municipal Bond Fund	19,582,777	22,268,449
Columbia South Carolina Intermediate Municipal Bond Fund	11,329,707	21,011,074
Columbia Virginia Intermediate Municipal Bond Fund	14,339,436	22,500,297

Note 7. Regulatory Settlements

As of March 31, 2010, Columbia Short Term Municipal Bond Fund had received payments of $1,276 relating to certain regulatory settlements with third parties that the Fund had participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statements of Changes in Net Assets.

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and each Fund's borrowing limit set forth in each Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the Funds did not borrow under these arrangements.

Note 9. Shareholder Concentration

As of September 30, 2010, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Columbia Short Term Municipal Bond Fund	1	69.8
Columbia California Intermediate Municipal Bond Fund	1	85.4
Columbia Georgia Intermediate Municipal Bond Fund	1	78.0
Columbia Maryland Intermediate Municipal Bond Fund	2	33.8
Columbia North Carolina Intermediate Municipal Bond Fund	1	73.0
Columbia South Carolina Intermediate Municipal Bond Fund	1	75.8
Columbia Virginia Intermediate Municipal Bond Fund	2	87.9

Purchase and redemption activity of these accounts may have a significant effect on the operation of the Funds.

Municipal Bond Funds, September 30, 2010 (Unaudited)

Note 10. Significant Risks and Contingencies

State-Specific Municipal Securities Risk

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly each Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects.

Sector Focus Risk

Certain Funds may focus their investments in certain sectors, subjecting them to greater risk than a fund that is less focused.

Non-Diversified Risk

Columbia Maryland Intermediate Municipal Bond Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

Concentration of Credit Risk

Each Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At September 30, 2010, private insurers who insured greater than 20% of the total net assets of the Funds were as follows:

Columbia South Carolina Intermediate Municipal Bond Fund

Insurer	% of Total Net Assets
Assured Guaranty Municipal Corp.	24.4

At October 20, 2010, Assured Guaranty Municipal Corp. was rated by Standard & Poor's AAA-.

Tax Development Risk

Each Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of a Fund, you may be required to file an amended tax return as a result.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court

Municipal Bond Funds, September 30, 2010 (Unaudited)

dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 11. Subsequent Events

The Board of Trustees has approved a proposal to merge Columbia Georgia Intermediate Municipal Bond Fund and Columbia Maryland Intermediate Municipal Bond Fund (the Acquired Funds) into Columbia Intermediate Municipal Bond Fund. Shareholders of each Acquired Fund will vote on each respective proposed merger at a Special Meeting of Shareholders scheduled to be held during the first half of 2011.

Effective October 14, 2010, the line of credit disclosed in Note 8 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

Board Consideration and Approval of Amendment to Investment Management Services Agreement—Columbia Short Term Municipal Bond Fund

In September 2010, the Board (the "Board") of Columbia Funds Series Trust (the "Trust") unanimously approved an amendment to the Investment Management Services Agreement (the "IMS Agreement") between Columbia Management Investment Advisers, LLC ("Columbia Management") and the Trust, on behalf of Columbia Short Term Municipal Bond Fund (the "Fund"). As detailed below, the Contracts Review Committee and/or the Board held numerous meetings and discussions with Columbia Management and reviewed and considered extensive materials in connection with the approval of the changes to the fee rates payable by the Fund before determining to approve the amendment to the IMS Agreement.

Prior to approving the proposed changes to the fee rates payable by the Fund, the trustees (the "Trustees") of the Board were presented with, and requested, received and evaluated, materials about the current IMS Agreement, the proposed changes to the fee rates and related matters from Columbia Management. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the Fund's current fees and expense ratios with a group of comparable funds that were selected by Lipper, Inc. Included in these reports were comparisons of contractual and actual investment advisory fee rates and total operating expenses.

In addition, the Trustees considered that the proposed amendment was part of a larger group of proposals, aligning the fees and expenses for similar funds based on a more consistent and uniform pricing model for all funds in the family of funds. In this regard, the Board recognized that many of the funds in the fund family were organized at different times by many different sponsors, and as a result, their fees and expenses did not reflect a common overall design.

The Trustees also reviewed and considered information that they had previously received, addressing the services Columbia Management provides and fund performance, among other things, in connection with their most recent consideration and approval of the IMS Agreement. Moreover, the Board and its Contract Review Committee met on several occasions, and received extensive materials, which the Trustees considered relevant to their consideration and approval of the proposed changes to the fee rates payable by the Fund. The Trustees also consulted with the non-interested Trustees' independent legal counsel, who advised on the legal standards for consideration by the Trustees, and otherwise assisted the Trustees in their deliberations.

At the conclusion of its review of the materials discussed above and of the discussions among the Trustees leading up to and during the September 20, 2010 meetings, the Board, on behalf of the Fund, agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of the amendment to the IMS Agreement.

In making its decision to approve the proposed amendment to the IMS Agreement for the Fund, the Board considered factors bearing on the nature, extent and quality of the services provided to the Fund, and the costs for those services, with a view toward making a business judgment as to whether the proposed amendment to the IMS Agreement is, under all of the circumstances, in the best interest of the Fund and the Fund's shareholders. The factors that the Trustees considered and the conclusions that they, in their business judgment, reached included, principally, the following:

•  The expected benefits of continuing to retain Columbia Management as the Fund's investment manager;

•  The Board's favorable evaluation of the nature, extent and quality of investment management services provided by Columbia Management to the Fund;

•  The Board's recent evaluation of the historical performance of Columbia Management in managing the Fund, recognizing that no assurances can be given that the Fund would achieve any level of performance in the future;

•  The Board's recent evaluation of the Fund's potential to realize economies scale through operations of Columbia Management;

•  The benefits from soft dollar arrangements that Columbia Management has obtained and will continue to obtain, from managing the Fund;

•  The expected benefits to shareholders of further integrating the legacy Columbia-branded funds (the "Columbia Funds Complex") and the legacy RiverSource-, Seligman- and Threadneedle-branded funds (the "Columbia RiverSource Funds Complex" and, collectively with the Columbia Funds Complex, the "Combined Fund Complex") by:

o  Standardizing investment advisory fee rates and total management fee rates (i.e., the investment advisory fee rates and the administration fee rates), to the extent possible, across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Mid Cap Value Fund with those of all other actively managed mid-cap funds in the Combined Fund Complex) to promote uniformity of pricing among similar funds;

o  Implementing contractual expense limitations that will generally cap annual operating expense ratios for each fund in the Combined Fund Complex at levels that are at or below the median net operating expense ratio of the other funds in the respective fund's peer group (as determined annually by an independent third-party data provider); and

o  Correlating investment advisory and administration fee rates across the Combined Fund Complex commensurate with the level of services being provided to various funds in the same investment category.

In making its decision to approve the amendment to the IMS Agreement that included the increase of the investment advisory fee rates payable by the Fund at all or most asset levels, the factors that the Trustees considered and the conclusions that they reached included, principally, the following:

•  The impact of the proposed changes in investment advisory fee rates on the gross and net expense ratios of the Fund, including the contemporaneous reduction in the rates payable by the Fund under the administration services agreement contingent on shareholder approval of the amendment to the IMS Agreement and the willingness of Columbia Management to contractually agree to limit total operating expenses for the Fund for a certain period of time;

•  Current and projected profits to Columbia Management from providing investment management and other services to the Fund, both under the current investment advisory fee rates and the proposed investment advisory fee rates; and

•  That the proposed investment advisory fee rates are designed to be competitive and to fairly compensate Columbia Management for services performed for the Fund.

In their deliberations, the Trustees did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of the Fund and other funds. Based on the foregoing, and other relevant information received, the Trustees concluded that the proposed investment advisory fee rate increase for the Fund is acceptable and competitive, including when compared to similar funds in the industry. Accordingly, the Board unanimously approved the amendment to the IMS Agreement with respect to the Fund.

Summary of Management Fee Evaluation by
Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the "Bank") pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia's long-term asset management business, including management of the Nations Funds (the "Transaction"). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC ("CMIA"). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by for example proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. ("Ameriprise"), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds.

3  Tab 1, CMIA, Supplemental Materials Prepared for the Nations Board, June 16, 2010 ("June Supplemental Materials") at p. 1.

fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of the adviser's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.  Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.  Based upon my examination of the information supplied by CMG and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fee changes for each affected Nations Fund (each a "Fee Change Fund").

2.  In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

3.  CMIA has proposed an increase either in contractual advisory or total management fees for 10 Funds (each a "Fee Increase Fund"). All 10 would have higher advisory fees and lower administrative fees. For three Funds, the increase in proposed contractual advisory fees outweighs the decrease in contractual administrative fees, leading to a proposed increase in contractual management fees. Proposed contractual management fees would decline for six Funds and remain unchanged for one.

4.  The projected actual management fee, computed on the basis of assets as of October 31, 2009, would increase for only one of the 10 Funds, Large Cap Enhanced Core, after application of CMIA's proposed expense limitation program and consummation of proposed mergers. For eight Funds, actual management fees are projected to decline, reflecting the interaction of changes in contractual management fees, gross expenses, and expense limitations at October 31, 2009 asset levels. No change is projected in the actual management fee of the remaining Fee Increase Fund.

5.  CMIA's fee rationalization and merger proposals would have little effect on the quintile rankings of the actual management fees of the Fee Increase Funds. The ranking would change for only one Fund, while remaining unchanged from the current level for the other nine Funds. On a post-rationalization, post-merger basis, half the actual management fees would be in the fourth or fifth quintiles.

6.  Half of the Fee Increase Funds have had median or better-than-median investment performance. None of the Funds would be designated a Review Fund based solely on performance.

7.  CMIA proposed that the Funds (except sub-advised Funds) and most other mutual funds it or its affiliates advise or sponsor (together, the "CMIA Funds") be subject to an expense limitation calculated by reference to the median of the relevant fund's Lipper expense group. As a result, all of the Fee Increase Funds are projected to have median or better total expenses after full implementation of the proposed fee changes, expense limitations, and mergers. Some Funds would have higher-than-median actual management fees under this program notwithstanding the newly-established expense limitations. The expense limitation would be recalculated every year based on updated Lipper data. Based upon an analysis of median expenses of Fund peer groups for the 2008-2010 period, it is likely that some Funds would experience sizable changes in their expense limits from year-to-year.

8.  CMIA reviewed the differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA's reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

9.  CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds' investment adviser), historical profitability data was judged to have little relevance.

10.  CMIA provided data comparing the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) with a projection of synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

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Important Information About This Report

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Municipal Bond Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of the funds' voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Municipal Bond Funds
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1080 A (11/10)

Columbia Masters International Equity Portfolio

Semiannual Report for the Period Ended September 30, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Masters International Equity Portfolio

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		R	Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06	02/15/06
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	3.42	–2.50	3.00	–2.00	3.01	2.01	3.28	3.56
1-year	5.71	–0.40	4.88	–0.12	4.88	3.88	5.53	6.03
Life	0.22	–1.06	-0.49	–0.86	–0.52	–0.52	–0.04	0.47

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution (Rule 12b-1) fees. Class Z and Class R shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/10

+3.42% Class A shares (without sales charge)

+0.20% MSCI EAFE Index (Net)[1]

Net asset value per share

as of 09/30/10 ($)
Class A	8.25
Class B	8.24
Class C	8.23
Class R	8.24
Class Z	8.26
Distributions declared per share

04/01/10 – 09/30/10 ($)
Class A	0.24
Class B	0.18
Class C	0.18
Class R	0.22
Class Z	0.26
[1]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization Index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 27, 2010, the MSCI EAFE Index (Net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio many not match those in an index.

1

Understanding Your Expenses – Columbia Masters International Equity Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

04/01/10 – 09/30/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,034.20	1,023.82	1.27	1.27	0.25
Class B	1,000.00	1,000.00	1,030.00	1,020.05	5.09	5.06	1.00
Class C	1,000.00	1,000.00	1,030.10	1,020.05	5.09	5.06	1.00
Class R	1,000.00	1,000.00	1,032.80	1,022.56	2.55	2.54	0.50
Class Z	1,000.00	1,000.00	1,035.60	1,025.07	—	—	—

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Columbia Masters International Equity Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Investment Portfolio – Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 100.2%
Columbia Acorn International, Class Z	619,807	23,552,654
Columbia Multi-Advisor International Equity Fund, Class Z	8,069,133	94,408,851

Total Investment Companies (cost of $142,578,094)		117,961,505

Total Investments – 100.2% (cost of $142,578,094) (b)		117,961,505

Other Assets & Liabilities, Net – (0.2)%		(192,802)

Net Assets – 100.0%		117,768,703

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $142,578,094.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of September 30, 2010.

There were no significant transfers between Levels 1 and 2 during the period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

		($)
Assets	Affiliated investments, at identified cost	142,578,094

	Affiliated investments, at value	117,961,505
	Receivable for portfolio shares sold	52,972
	Expense reimbursement due from investment advisor	46,448
	Prepaid expenses	1,811

	Total Assets	118,062,736

Liabilities	Payable for:
	Investments purchased	28,264
	Portfolio shares repurchased	132,112
	Pricing and bookkeeping fees	2,243
	Transfer agent fee	31,804
	Trustees’ fees	36,088
	Legal fee	15,940
	Custody fee	728
	Distribution and service fees	19,910
	Other liabilities	26,944

	Total Liabilities	294,033

	Net Assets	117,768,703

Net Assets Consist of	Paid-in capital	211,204,707
	Undistributed net investment income	175,787
	Accumulated net realized loss	(68,995,202)
	Net unrealized appreciation (depreciation) on investments	(24,616,589)

	Net Assets	117,768,703

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

Class A	Net assets	$45,581,960
	Shares outstanding	5,524,268
	Net asset value per share (a)	$8.25
	Maximum sales charge	5.75%
	Maximum offering price per share ($8.25/0.9425) (b)	$8.75

Class B	Net assets	$3,467,159
	Shares outstanding	420,908
	Net asset value and offering price per share (a)	$8.24

Class C	Net assets	$9,477,651
	Shares outstanding	1,151,717
	Net asset value and offering price per share (a)	$8.23

Class R	Net assets	$25,216
	Shares outstanding	3,061
	Net asset value, offering and redemption price per share	$8.24

Class Z	Net assets	$59,216,717
	Shares outstanding	7,169,220
	Net asset value, offering and redemption price per share	$8.26

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia Masters International Equity Portfolio

For the Six Months Ended September 30, 2010 (Unaudited)

		($)
Investment Income	Dividends from affiliates	403,796

	Total Investment Income	403,796

Expenses	Distribution fee:
	Class B	13,055
	Class C	35,348
	Class R	68
	Service fee:
	Class B	4,351
	Class C	11,783
	Distribution and service fees:
	Class A	58,008
	Transfer agent fee	98,299
	Pricing and bookkeeping fees	13,188
	Trustees’ fees	19,554
	Custody fee	2,582
	Registration fees	32,417
	Legal fees	26,757
	Reports to shareholders	28,941
	Chief compliance officer expenses	357
	Other expenses	17,736

	Total Expenses	362,444

	Fees waived or expenses reimbursed by investment advisor	(239,831)
	Expense reductions	— (a)

	Net Expenses	122,613

	Net Investment Income	281,183

Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on affiliated investments	(10,766,125)
	Net change in unrealized appreciation (depreciation) on investments	13,098,307

	Net Gain	2,332,182

	Net Increase Resulting from Operations	2,613,365

(a)	Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia Masters International Equity Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2010 ($)	Year Ended March 31, 2010 ($)
Operations	Net investment income	281,183	5,124,789
	Net realized loss on investments	(10,766,125)	(22,127,081)
	Net change in unrealized appreciation (depreciation) on investments	13,098,307	75,038,404

	Net increase resulting from operations	2,613,365	58,036,112

Distributions to Shareholders	From net investment income:
	Class A	(1,405,247)	(1,162,782)
	Class B	(81,323)	(29,094)
	Class C	(218,842)	(79,794)
	Class R	(882)	(433)
	Class Z	(1,951,490)	(1,875,064)

	Total distributions to shareholders	(3,657,784)	(3,147,167)

	Net Capital Stock Transactions	(18,020,761)	(33,028,724)
	Redemption fees	—	938

	Total increase (decrease) in net assets	(19,065,180)	21,861,159

Net Assets	Beginning of period	136,833,883	114,972,724
	End of period	117,768,703	136,833,883
	Undistributed net investment income at end of period	175,787	3,552,388

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Columbia Masters International Equity Portfolio

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	161,437	1,261,760	860,237	6,474,067
Distributions reinvested	158,369	1,141,837	148,393	1,091,724
Redemptions	(1,225,267)	(9,416,258)	(2,688,107)	(20,377,765)

Net decrease	(905,461)	(7,012,661)	(1,679,477)	(12,811,974)

Class B
Subscriptions	4,864	36,690	45,790	340,223
Distributions reinvested	10,085	72,711	3,423	25,770
Redemptions	(75,835)	(588,118)	(128,083)	(968,770)

Net decrease	(60,886)	(478,717)	(78,870)	(602,777)

Class C
Subscriptions	31,539	238,910	88,936	682,997
Distributions reinvested	23,640	170,210	7,447	56,125
Redemptions	(185,947)	(1,410,414)	(489,572)	(3,645,416)

Net decrease	(130,768)	(1,001,294)	(393,189)	(2,906,294)

Class R
Subscriptions	558	4,293	3,559	27,333
Distributions reinvested	74	536	58	431
Redemptions	(1,395)	(9,949)	(4,632)	(35,426)

Net decrease	(763)	(5,120)	(1,015)	(7,662)

Class Z
Subscriptions	276,965	2,142,400	1,509,342	11,298,156
Distributions reinvested	15,847	114,258	14,075	104,306
Redemptions	(1,513,192)	(11,779,627)	(3,692,821)	(28,102,479)

Net decrease	(1,220,380)	(9,522,969)	(2,169,404)	(16,700,017)

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class A Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$8.24		$5.49		$11.14		$11.69		$10.26		$10.00

Income from Investment Operations:
Net investment income (b)	0.02		0.27		0.05		0.17		0.15		—	(c)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.23		2.64		(5.14)		0.11		1.63		0.26

Total from investment operations	0.25		2.91		(5.09)		0.28		1.78		0.26

Less Distributions to Shareholders:
From net investment income	(0.24)		(0.16)		—		(0.13)		(0.07)		—
From net realized gains	—		—		(0.56)		(0.70)		(0.28)		—

Total distributions to shareholders	(0.24)		(0.16)		(0.56)		(0.83)		(0.35)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)

Net Asset Value, End of Period	$8.25		$8.24		$5.49		$11.14		$11.69		$10.26
Total return (d)(e)	3.42	%(f)	53.33%		(48.03)%		1.76%		17.39%		2.60	%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)(h)	0.25	%(i)	0.25%		0.25%		0.25%		0.25%		0.25	%(i)
Waiver/Reimbursement	0.41	%(i)	0.28%		0.26%		0.22%		0.59%		13.23	%(i)
Net investment income (loss) (g)	0.43	%(i)	3.50%		0.56%		1.39%		1.31%		(0.25	)%(i)
Portfolio turnover rate	—	%(f)(j)	2%		20%		3%		1%		—
Net assets, end of period (000s)	$45,582		$53,013		$44,548		$119,670		$75,289		$5,846

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h) Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class B Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$8.20		$5.43		$11.09		$11.66		$10.26		$10.00

Income from Investment Operations:
Net investment income (loss) (b)	(0.01)		0.21		(0.01)		0.07		0.10		(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.23		2.62		(5.09)		0.12		1.59		0.27

Total from investment operations	0.22		2.83		(5.10)		0.19		1.69		0.26

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.06)		—		(0.06)		(0.01)		—
From net realized gains	—		—		(0.56)		(0.70)		(0.28)		—

Total distributions to shareholders	(0.18)		(0.06)		(0.56)		(0.76)		(0.29)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)

Net Asset Value, End of Period	$8.24		$8.20		$5.43		$11.09		$11.66		$10.26
Total return (d)(e)	3.00	%(f)	52.13%		(48.35)%		1.03%		16.50%		2.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.00	%(i)	1.00%		1.00%		1.00%		1.00%		1.00	%(i)
Waiver/Reimbursement	0.41	%(i)	0.28%		0.26%		0.22%		0.59%		13.23	%(i)
Net investment income (loss)(g)	(0.31	)%(i)	2.73%		(0.18)%		0.55%		0.93%		(1.00	)%(i)
Portfolio turnover rate	—	%(f)(j)	2%		20%		3%		1%		—
Net assets, end of period (000s)	$3,467		$3,950		$3,043		$7,490		$5,960		$1,176

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class C Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$8.19		$5.42		$11.08		$11.66		$10.25		$10.00

Income from Investment Operations:
Net investment income (loss) (b)	(0.01)		0.21		(0.02)		0.07		0.10		(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.23		2.62		(5.08)		0.11		1.60		0.26

Total from investment operations	0.22		2.83		(5.10)		0.18		1.70		0.25

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.06)		—		(0.06)		(0.01)		—
From net realized gains	—		—		(0.56)		(0.70)		(0.28)		—

Total distributions to shareholders	(0.18)		(0.06)		(0.56)		(0.76)		(0.29)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)

Net Asset Value, End of Period	$8.23		$8.19		$5.42		$11.08		$11.66		$10.25
Total return (d)(e)	3.01	%(f)	52.22%		(48.39)%		0.94%		16.61%		2.50	%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)(h)	1.00	%(i)	1.00%		1.00%		1.00%		1.00%		1.00	%(i)
Waiver/Reimbursement	0.41	%(i)	0.28%		0.26%		0.22%		0.59%		13.23	%(i)
Net investment income (loss) (g)	(0.32	)%(i)	2.77%		(0.19)%		0.60%		0.88%		(1.00	)%(i)
Portfolio turnover rate	—	%(f)(j)	2%		20%		3%		1%		—
Net assets, end of period (000s)	$9,478		$10,506		$9,087		$27,656		$21,210		$3,140

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class R Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$8.22		$5.47		$11.12		$11.68		$10.26		$10.00

Income from Investment Operations:
Net investment income (loss) (b)	0.01		0.28		0.02		0.15		0.16		(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.23		2.59		(5.11)		0.09		1.59		0.27

Total from investment operations	0.24		2.87		(5.09)		0.24		1.75		0.26

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.12)		—		(0.10)		(0.05)		—
From net realized gains	—		—		(0.56)		(0.70)		(0.28)		—

Total distributions to shareholders	(0.22)		(0.12)		(0.56)		(0.80)		(0.33)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)

Net Asset Value, End of Period	$8.24		$8.22		$5.47		$11.12		$11.68		$10.26
Total return (d)(e)	3.28	%(f)	52.81%		(48.12)%		1.48%		17.09%		2.60	%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)(h)	0.50	%(i)	0.50%		0.50%		0.50%		0.50%		0.50	%(i)
Waiver/Reimbursement	0.41	%(i)	0.28%		0.26%		0.22%		0.59%		13.23	%(i)
Net investment income (loss) (g)	0.26	%(i)	3.78%		0.26%		1.22%		1.46%		(0.50	)%(i)
Portfolio turnover rate	—	%(f)(j)	2%		20%		3%		1%		—
Net assets, end of period (000s)	$25		$31		$26		$44		$12		$10

(a)	Class R shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class Z Shares	2010		2010		2009		2008		2007		2006 (a)
Net Asset Value, Beginning of Period	$8.26		$5.52		$11.16		$11.70		$10.26		$10.00

Income from Investment Operations:
Net investment income (b)	0.03		0.29		0.07		0.23		0.12		—	(c)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	0.23		2.64		(5.15)		0.08		1.69		0.26

Total from investment operations	0.26		2.93		(5.08)		0.31		1.81		0.26

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.19)		—		(0.15)		(0.09)		—
From net realized gains	—		—		(0.56)		(0.70)		(0.28)		—

Total distributions to shareholders	(0.26)		(0.19)		(0.56)		(0.85)		(0.37)		—

Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)

Net Asset Value, End of Period	$8.26		$8.26		$5.52		$11.16		$11.70		$10.26
Total return (d)(e)	3.56	%(f)	53.58%		(47.84)%		2.03%		17.69%		2.60	%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)(h)	—		—		—		—		—		—
Waiver/Reimbursement	0.41	%(i)	0.28%		0.26%		0.22%		0.59%		13.23	%(i)
Net investment income (g)	0.68	%(i)	3.77%		0.83%		1.89%		0.93%		—	%(i)(j)
Portfolio turnover rate	—	%(f)(j)	2%		20%		3%		1%		—
Net assets, end of period (000s)	$59,217		$69,334		$58,268		$89,568		$31,029		$316

(a) Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e) Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h) Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Notes to Financial Statements – Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

Note 1. Organization

Columbia Masters International Equity Portfolio (the “Portfolio”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Portfolio seeks capital appreciation. The Portfolio generally invests in Class Z shares of Columbia Multi-Advisor International Equity Fund and Columbia Acorn International (the “Underlying Funds”). The Underlying Funds are advised by Columbia Management Investment Advisers, LLC, the Portfolio’s investment adviser (the “New Advisor”), or its affiliates.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiamanagement.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares, and the Portfolio offers five classes of shares: Class A, Class B, Class C, Class R and Class Z. Each share class has its own expense structure and sales charges, as applicable. The Portfolio no longer accepts investments in Class B shares by new or existing investors in the Portfolio’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Portfolio and exchanges by existing Class B shareholders of the other Columbia Funds. Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% based upon the holding period after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and, except as noted in Note 11, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities
■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include

14

Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolio and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from GAAP.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$3,147,167
Long-Term Capital Gains	—

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$5,409,218
Unrealized depreciation	(30,025,807)

Net unrealized depreciation	$(24,616,589)

15

Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$4,980,942
2018	25,984,153

Total	$30,965,095

Management is required to determine whether a tax position of the Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. (“Ameriprise Financial”) acquired a portion of the asset management business of Columbia Management Group, LLC (the “Transaction”), including the business of managing the Portfolio. In connection with the closing of the Transaction (the “Closing”), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Portfolio and subsequently changed its name to Columbia Management Investment Advisers, LLC. The Portfolio does not pay any fee to the New Advisor for its investment advisory services.

Prior to the Closing, Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provided investment advisory services to the Portfolio under the same fee structure.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Portfolio under a new Administrative Services Agreement (the “Administrative Agreement”). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Portfolio, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor does not receive any compensation from the Portfolio for its services.

Prior to the Closing, Columbia provided administrative services to the Portfolio. Columbia did not receive any compensation from the Portfolio for its services.

Pricing and Bookkeeping Fees

Prior to the Closing, the Portfolio entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank and Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. The Portfolio also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provided services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of- pocket expenses and charges, including fees payable to third parties, such as for pricing the Portfolio’s portfolio securities, incurred by Columbia in the performance of services under the

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Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

Services Agreement. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Portfolio and subsequently changed its name to Columbia Management Investment Services Corp. (the “New Transfer Agent”). The New Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The New Transfer Agent receives monthly account based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the New Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Portfolio. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Portfolio and contracted with BFDS to serve as sub-transfer agent, under the same fee structure.

For the six month period ended September 30, 2010, the Portfolio’s annualized effective transfer account fee rate for each class was 0.17% of the Portfolio’s average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolio’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2010, no minimum account balance fees were charged by the Portfolio.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Portfolio and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the “New Distributor”).

For the six month period ended September 30, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $964 and net CDSC fees paid by shareholders on certain redemptions of Class B and Class C shares amounted to $5,472 and $109, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Portfolio, a distribution plan for the Class R shares of the Portfolio and a combined distribution and shareholder servicing plan for the Class A shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the New Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments for the shareholder servicing plans are made at an annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares. Payments for the distribution plans are made at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares and 0.50% annually of the average daily net assets attributable to the Class R shares. The Portfolio’s Class A shares pay a combined distribution and service fee at an annual rate of 0.25% pursuant to the Portfolio’s combined servicing and distribution plan for Class A shares. Payments under the plans are charged as expenses directly to the applicable share class.

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Portfolio’s shares. There were no changes to the underwriting discount structure of the Portfolio or the service or distribution fee rates paid by the Portfolio as a result of the Transaction.

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Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

Fee Waivers and Expense Reimbursements

Effective August 1, 2010, the New Advisor has voluntarily agreed to bear a portion of the Portfolio’s expenses so that the Portfolio’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% of the Portfolio’s average net assets. This arrangement may be modified or terminated by the New Advisor at any time. For the period May 1, 2010 through July 31, 2010, the New Advisor contractually agreed to bear a portion of the Portfolio’s expenses at the same rate. Prior to May 1, 2010, Columbia contractually agreed to reimburse a portion of the Portfolio’s expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Portfolio are employees of the New Advisor or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, the Portfolio paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Portfolio, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Portfolio’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund). Prior to the Closing, if no funds were selected, income earned on the plan participant’s deferral account was based on the rate of return of BofA Treasury Reserves (formerly known as Columbia Treasury Reserves). Trustees’ fees deferred during the current period as well as any gains or losses on the trustees’ deferred compensation balances as a result of market fluctuations are included in “Trustees’ fees” on the Statement of Operations. Liabilities under the deferred compensation plan are included in “Trustees’ fees” on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended September 30, 2010, these custody credits reduced total expenses by less than $1 for the Portfolio.

Note 6. Portfolio Information

For the six month period ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Portfolio were $200,813 and $21,915,464, respectively.

Note 7. Redemption Fees

Effective March 1, 2010, the Portfolio no longer assesses a 2.00% redemption fee on the proceeds from portfolio shares that are redeemed within 60 days of purchase. The redemption fee was designed to offset brokerage commissions and other costs associated with short term trading of portfolio shares. The redemption fees, which were retained by the Portfolio, were accounted for as an addition to paid-in capital and were allocated to each class based on the relative net assets at the time of the redemption. For the year ended March 31, 2010, the redemption fees for Class A, Class B, Class C, and Class Z of the Portfolio amounted to $362, $26, $71 and $479, respectively.

Note 8. Line of Credit

The Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio’s borrowing limit set forth in the Portfolio’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

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Columbia Masters International Equity Portfolio

September 30, 2010 (Unaudited)

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2010, the Portfolio did not borrow under these arrangements.

Note 9. Shareholder Concentration

As of September 30, 2010, two shareholder accounts owned 55.4% of the outstanding shares of the Portfolio. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 10. Significant Risks and Contingencies

Allocation Risk

The Portfolio uses an asset allocation strategy in pursuing its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Investing in Other Funds Risk

The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities investing in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Portfolio, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Portfolio. In addition, Columbia has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to Columbia, such fees could result in Columbia having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio’s investments allocated to each Underlying Fund.

Smaller Company Securities Risk

Securities of small- or mid-capitalization companies (“smaller companies”) may have a higher potential for gains than securities of large-capitalization companies but also may involve more risk. Smaller companies may be more vulnerable to market downturns and adverse economic events than larger, more established companies because smaller companies may have more limited financial resources and business operations. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies.

Value Securities Risk

Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments that have caused the securities to be potentially undervalued. There is the risk that the market value of a portfolio security may not meet Columbia’s future value assessment of that security. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities at times may not perform as well as growth securities or the stock market in general.

Foreign Securities Risk

Certain Underlying Funds invest in foreign securities which involves certain additional risks. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments or foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities. Investments in emerging market countries are subject to additional risk as these countries are more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they

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September 30, 2010 (Unaudited)

purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 11. Subsequent Event

Effective October 14, 2010, the line of credit disclosed in Note 8 was extended. Interest on the $280,000,000 committed, unsecured revolving line of credit provided by State Street will continue to be charged at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. The commitment fee has been decreased from 0.15% per annum to 0.125% per annum and will continue to be accrued and apportioned among the participating funds pro rata based on their relative net assets.

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Important Information About This Report

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Masters International Equity Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website, www.columbiamanagement.com.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

21

Columbia Masters International Equity Portfolio

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Portfolio is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1120 A (11/10)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 19, 2010